Lincoln Benefit Life Variable Life Account Financial Statements as of December 31, 2022 and for the years ended December 31, 2022 and 2021, and Report of Independent Registered Public Accounting Firm

Report of Independent Registered Public Accounting Firm To the Board of Directors of Lincoln Benefit Life Company and Contract Owners of Lincoln Benefit Life Variable Life Account Opinion on the Financial Statements We have audited the accompanying statements of net assets of each of the subaccounts listed in the Appendix that comprise Lincoln Benefit Life Variable Life Account (the Separate Account), as of December 31, 2022, the related statements of operations and the statements of changes in net assets for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2022, the results of its operations and changes in its net assets for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles. Basis for Opinion These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion. /s/ Ernst & Young LLP We have served as the Separate Account’s auditor since 2020. Chicago, IL April 19, 2023 2203-4001701 2

Appendix Subaccounts comprising Lincoln Benefit Life Variable Life Account Subaccounts Statement of operations Statements of changes in net assets AB VPS Growth and Income Class A For the year ended December 31, 2022 For each of the two years in the period ended December 31, 2022 AB VPS International Value Class A For the year ended December 31, 2022 For each of the two years in the period ended December 31, 2022 AB VPS Small Cap Growth Class A For the year ended December 31, 2022 For each of the two years in the period ended December 31, 2022 AB VPS Small/Mid Cap Value Class A For the year ended December 31, 2022 For each of the two years in the period ended December 31, 2022 AB VPS Sustainable International Thematic Portfolio Class A For the year ended December 31, 2022 For each of the two years in the period ended December 31, 2022 Alger Balanced Class I-2 For the year ended December 31, 2022 For each of the two years in the period ended December 31, 2022 Alger Capital Appreciation Class I-2 For the year ended December 31, 2022 For each of the two years in the period ended December 31, 2022 Alger Income & Growth Class I-2 For the year ended December 31, 2022 For each of the two years in the period ended December 31, 2022 Alger Large Cap Growth Class I-2 For the year ended December 31, 2022 For each of the two years in the period ended December 31, 2022 Alger MidCap Growth Class I-2 For the year ended December 31, 2022 For each of the two years in the period ended December 31, 2022 Alger SmallCap Growth Class I-2 For the year ended December 31, 2022 For each of the two years in the period ended December 31, 2022 Allspring VT Discovery Fund For the year ended December 31, 2022 For each of the two years in the period ended December 31, 2022 Allspring VT Opportunity FundSM For the year ended December 31, 2022 For each of the two years in the period ended December 31, 2022 DWS Core Equity VIP Class A For the year ended December 31, 2022 For each of the two years in the period ended December 31, 2022 DWS CROCI® International VIP Class A For the year ended December 31, 2022 For each of the two years in the period ended December 31, 2022 DWS Equity 500 Index VIP Class A For the year ended December 31, 2022 For each of the two years in the period ended December 31, 2022 DWS Global Income Builder VIP Class A II For the year ended December 31, 2022 For each of the two years in the period ended December 31, 2022 2203-4001701 3

Subaccounts Statement of operations Statements of changes in net assets DWS Global Small Cap VIP Class A For the year ended December 31, 2022 For each of the two years in the period ended December 31, 2022 DWS Small Cap Index VIP Class A For the year ended December 31, 2022 For each of the two years in the period ended December 31, 2022 Federated Hermes Fund for U.S. Government Securities II For the year ended December 31, 2022 For each of the two years in the period ended December 31, 2022 Federated Hermes High Income Bond Fund II Class P For the year ended December 31, 2022 For each of the two years in the period ended December 31, 2022 Federated Hermes Managed Volatility Fund II Class P For the year ended December 31, 2022 For each of the two years in the period ended December 31, 2022 Fidelity® VIP Asset Manager Portfolio Initial Class For the year ended December 31, 2022 For each of the two years in the period ended December 31, 2022 Fidelity® VIP ContrafundSM Portfolio Initial Class For the year ended December 31, 2022 For each of the two years in the period ended December 31, 2022 Fidelity® VIP Emerging Markets Portfolio Initial Class For the year ended December 31, 2022 For each of the two years in the period ended December 31, 2022 Fidelity® VIP Equity-Income PortfolioSM Initial Class For the year ended December 31, 2022 For each of the two years in the period ended December 31, 2022 Fidelity® VIP Government Money Market Portfolio Initial Class For the year ended December 31, 2022 For each of the two years in the period ended December 31, 2022 Fidelity® VIP Growth & Income Portfolio Initial Class For the year ended December 31, 2022 For each of the two years in the period ended December 31, 2022 Fidelity® VIP Growth Portfolio Initial Class For the year ended December 31, 2022 For each of the two years in the period ended December 31, 2022 Fidelity® VIP High Income Portfolio Initial Class For the year ended December 31, 2022 For each of the two years in the period ended December 31, 2022 Fidelity® VIP Index 500 Portfolio Initial Class For the year ended December 31, 2022 For each of the two years in the period ended December 31, 2022 Fidelity® VIP Index 500 Portfolio Service Class For the year ended December 31, 2022 For each of the two years in the period ended December 31, 2022 Fidelity® VIP Investment Grade Bond Portfolio Initial Class For the year ended December 31, 2022 For each of the two years in the period ended December 31, 2022 Fidelity® VIP Mid Cap Portfolio Initial Class For the year ended December 31, 2022 For each of the two years in the period ended December 31, 2022 Fidelity® VIP Overseas Portfolio Initial Class For the year ended December 31, 2022 For each of the two years in the period ended December 31, 2022 Fidelity® VIP Real Estate Portfolio Initial Class For the year ended December 31, 2022 For each of the two years in the period ended December 31, 2022 2203-4001701 4

Subaccounts Statement of operations Statements of changes in net assets Fidelity® VIP Value Strategies Portfolio Initial Class For the year ended December 31, 2022 For each of the two years in the period ended December 31, 2022 Franklin Templeton Global Bond VIP Fund Class 1 For the year ended December 31, 2022 For each of the two years in the period ended December 31, 2022 Franklin Templeton Income VIP Fund Class 1 For the year ended December 31, 2022 For each of the two years in the period ended December 31, 2022 Franklin Templeton Mutual Global Discovery VIP Fund Class 1 For the year ended December 31, 2022 For each of the two years in the period ended December 31, 2022 Franklin Templeton Mutual Shares VIP Fund Class 1 For the year ended December 31, 2022 For each of the two years in the period ended December 31, 2022 Franklin Templeton Small Cap Value VIP Fund Class 1 For the year ended December 31, 2022 For each of the two years in the period ended December 31, 2022 Franklin Templeton Small-Mid Cap Growth VIP Fund Class 1 For the year ended December 31, 2022 For each of the two years in the period ended December 31, 2022 Franklin Templeton Strategic Income VIP Fund Class 1 For the year ended December 31, 2022 For each of the two years in the period ended December 31, 2022 Franklin Templeton U.S. Government Securities VIP Fund Class 1 For the year ended December 31, 2022 For each of the two years in the period ended December 31, 2022 Guggenheim VT U.S. Long Short Equity Fund For the year ended December 31, 2022 For each of the two years in the period ended December 31, 2022 Invesco Oppenheimer VI International Growth Fund Series I For the year ended December 31, 2022 For each of the two years in the period ended December 31, 2022 Invesco Oppenheimer VI International Growth Fund Series II For the year ended December 31, 2022 For each of the two years in the period ended December 31, 2022 Invesco V.I. American Franchise For the year ended December 31, 2022 For each of the two years in the period ended December 31, 2022 Invesco V.I. American Value For the year ended December 31, 2022 For each of the two years in the period ended December 31, 2022 Invesco V.I. Conservative Balance Fund – Series I For the year ended December 31, 2022 For each of the two years in the period ended December 31, 2022 Invesco V.I. Core Bond Fund – Series I For the year ended December 31, 2022 For each of the two years in the period ended December 31, 2022 Invesco V.I. Core Equity For the year ended December 31, 2022 For each of the two years in the period ended December 31, 2022 Invesco V.I. Core Plus Bond Fund - Series I For the period from April 29, 2022 (commencement of operations) through December 31, 2022 2203-4001701 5

Subaccounts Statement of operations Statements of changes in net assets Invesco V.I. Discovery Mid Cap Growth Fund – Series I For the year ended December 31, 2022 For each of the two years in the period ended December 31, 2022 Invesco V.I. Discovery Mid Cap Growth Fund – Series II For the year ended December 31, 2022 For the year ended December 31, 2022 and period from April 30, 2020 (commencement of operations) through December 31, 2020 Invesco V.I. Global Fund – Series I For the year ended December 31, 2022 For each of the two years in the period ended December 31, 2022 Invesco V.I. Global Fund – Series II For the year ended December 31, 2022 For each of the two years in the period ended December 31, 2022 Invesco V.I. Global Strategic Income – Fund Series I For the year ended December 31, 2022 For each of the two years in the period ended December 31, 2022 Invesco V.I. Government Securities For the year ended December 31, 2022 For each of the two years in the period ended December 31, 2022 Invesco V.I. Growth and Income Fund Series I For the year ended December 31, 2022 For each of the two years in the period ended December 31, 2022 Invesco V.I. Growth and Income Fund Series II For the year ended December 31, 2022 For each of the two years in the period ended December 31, 2022 Invesco V.I. High Yield For the year ended December 31, 2022 For each of the two years in the period ended December 31, 2022 Invesco V.I. Main Street Fund® – Series I For the year ended December 31, 2022 For each of the two years in the period ended December 31, 2022 Invesco V.I. Main Street Mid Cap Fund – Series I For the year ended December 31, 2022 For each of the two years in the period ended December 31, 2022 Invesco V.I. Main Street Small Cap Fund® – Series I For the year ended December 31, 2022 For each of the two years in the period ended December 31, 2022 Invesco V.I. Main Street Small Cap Fund® – Series II For the year ended December 31, 2022 For each of the two years in the period ended December 31, 2022 Janus Henderson Balanced Portfolio Institutional Shares For the year ended December 31, 2022 For each of the two years in the period ended December 31, 2022 Janus Henderson Balanced Portfolio Service Shares For the year ended December 31, 2022 For each of the two years in the period ended December 31, 2022 Janus Henderson Enterprise Portfolio Institutional Shares For the year ended December 31, 2022 For each of the two years in the period ended December 31, 2022 Janus Henderson Flexible Bond Portfolio Institutional Shares For the year ended December 31, 2022 For each of the two years in the period ended December 31, 2022 Janus Henderson Forty Portfolio Institutional Shares For the year ended December 31, 2022 For each of the two years in the period ended December 31, 2022 2203-4001701 6

Subaccounts Statement of operations Statements of changes in net assets Janus Henderson Global Research Portfolio Institutional Shares For the year ended December 31, 2022 For each of the two years in the period ended December 31, 2022 Janus Henderson Global Research Portfolio Service Shares For the year ended December 31, 2022 For each of the two years in the period ended December 31, 2022 Janus Henderson Global Technology Portfolio Institutional Shares For the year ended December 31, 2022 For each of the two years in the period ended December 31, 2022 Janus Henderson Mid Cap Value Portfolio Institutional Shares For the year ended December 31, 2022 For each of the two years in the period ended December 31, 2022 Janus Henderson Mid Cap Value Portfolio Service Shares For the year ended December 31, 2022 For each of the two years in the period ended December 31, 2022 Janus Henderson Overseas Portfolio Institutional Shares For the year ended December 31, 2022 For each of the two years in the period ended December 31, 2022 Janus Henderson Overseas Portfolio Service Shares For the year ended December 31, 2022 For each of the two years in the period ended December 31, 2022 Janus Henderson Research Portfolio Institutional Shares For the year ended December 31, 2022 For each of the two years in the period ended December 31, 2022 Lazard Retirement Emerging Markets Equity Portfolio For the year ended December 31, 2022 For each of the two years in the period ended December 31, 2022 Legg Mason ClearBridge Variable Large Cap Value Portfolio Class I For the year ended December 31, 2022 For each of the two years in the period ended December 31, 2022 Legg Mason Western Assets Variable Global High Yield Bond Portfolio Class I For the year ended December 31, 2022 For each of the two years in the period ended December 31, 2022 MFS® High Yield Portfolio Initial Class For the year ended December 31, 2022 For each of the two years in the period ended December 31, 2022 MFS® Investors Trust Series Initial Class For the year ended December 31, 2022 For each of the two years in the period ended December 31, 2022 MFS® Mass Investors Growth Stock Portfolio Initial Class For the year ended December 31, 2022 For each of the two years in the period ended December 31, 2022 MFS® New Discovery Series Initial Class For the year ended December 31, 2022 For each of the two years in the period ended December 31, 2022 MFS® Total Return Series Initial Class For the year ended December 31, 2022 For each of the two years in the period ended December 31, 2022 MFS® Utilities Series Initial Class For the year ended December 31, 2022 For each of the two years in the period ended December 31, 2022 2203-4001701 7

Subaccounts Statement of operations Statements of changes in net assets MFS® Value Series Initial Class For the year ended December 31, 2022 For each of the two years in the period ended December 31, 2022 MFS® VIT Growth Series Initial Class For the year ended December 31, 2022 For each of the two years in the period ended December 31, 2022 MFS® VIT New Discovery Series Service Class For the year ended December 31, 2022 For each of the two years in the period ended December 31, 2022 MFS® VIT Research Series Initial Class For the year ended December 31, 2022 For each of the two years in the period ended December 31, 2022 Morgan Stanley VIF Emerging Markets Equity Portfolio Class I For the year ended December 31, 2022 For each of the two years in the period ended December 31, 2022 Morgan Stanley VIF Growth Portfolio Class I For the year ended December 31, 2022 For each of the two years in the period ended December 31, 2022 Morgan Stanley VIF U.S. Real Estate Portfolio Class I For the year ended December 31, 2022 For each of the two years in the period ended December 31, 2022 Morningstar Aggressive Growth ETF Asset Allocation Portfolio Class I For the year ended December 31, 2022 For each of the two years in the period ended December 31, 2022 Morningstar Balanced ETF Asset Allocation Portfolio Class I For the year ended December 31, 2022 For each of the two years in the period ended December 31, 2022 Morningstar Conservative ETF Asset Allocation Portfolio Class I For the year ended December 31, 2022 For each of the two years in the period ended December 31, 2022 Morningstar Growth ETF Asset Allocation Portfolio Class I For the year ended December 31, 2022 For each of the two years in the period ended December 31, 2022 Morningstar Income and Growth ETF Asset Allocation Portfolio Class I For the year ended December 31, 2022 For each of the two years in the period ended December 31, 2022 PIMCO VIT Int. Bond U.S. Dollar- Hedged Admin. Shares For the year ended December 31, 2022 For each of the two years in the period ended December 31, 2022 PIMCO VIT Real Return Portfolio Admin. Shares For the year ended December 31, 2022 For each of the two years in the period ended December 31, 2022 PIMCO VIT Total Return Portfolio Admin. Shares For the year ended December 31, 2022 For each of the two years in the period ended December 31, 2022 Putnam VT High Yield Fund Class IA For the year ended December 31, 2022 For each of the two years in the period ended December 31, 2022 Putnam VT International Value Fund Class IA For the year ended December 31, 2022 For each of the two years in the period ended December 31, 2022 Putnam VT International Value Fund Class IB For the year ended December 31, 2022 For each of the two years in the period ended December 31, 2022 2203-4001701 8

Subaccounts Statement of operations Statements of changes in net assets T. Rowe Price All-Cap Opportunities Portfolio – I For the year ended December 31, 2022 For each of the two years in the period ended December 31, 2022 T. Rowe Price Blue Chip Growth Portfolio I For the year ended December 31, 2022 For each of the two years in the period ended December 31, 2022 T. Rowe Price Equity Income Portfolio I For the year ended December 31, 2022 For each of the two years in the period ended December 31, 2022 T. Rowe Price International Stock I For the year ended December 31, 2022 For each of the two years in the period ended December 31, 2022 T. Rowe Price Mid-Cap Growth I For the year ended December 31, 2022 For each of the two years in the period ended December 31, 2022 VanEck VIP Emerging Markets Fund Initial Class For the year ended December 31, 2022 For each of the two years in the period ended December 31, 2022 VanEck VIP Global Resources Fund Initial Class For the year ended December 31, 2022 For each of the two years in the period ended December 31, 2022 2203-4001701 9

AB VPS AB VPS AB VPS AB VPS AB VPS Growth International Small Cap Small/Mid Cap Sustainable International Alger and Income Value Growth Value Thematic Portfolio - Balanced Class A Class A Class A Class A Class A* Class I-2 ASSETS Investments, at fair value $ 780,491 $ 287,172 $ 1,219,398 $ 839,501 $ 537,185 $ 587,041 Total assets $ 780,491 $ 287,172 $ 1,219,398 $ 839,501 $ 537,185 $ 587,041 NET ASSETS Accumulation units $ 780,491 $ 287,172 $ 1,219,398 $ 839,501 $ 537,185 $ 587,041 Total net assets $ 780,491 $ 287,172 $ 1,219,398 $ 839,501 $ 537,185 $ 587,041 FUND SHARE INFORMATION Number of shares 26,913 22,175 134,000 50,512 32,636 35,795 Cost of investments $ 760,954 $ 308,107 $ 2,097,293 $ 909,540 $ 673,612 $ 566,748 ACCUMULATION UNIT VALUE (1) Lowest $ 32.30 $ 8.23 $ 39.75 $ 30.14 $ 11.98 $ 23.25 Highest $ 32.30 $ 8.23 $ 39.75 $ 30.14 $ 11.98 $ 23.25 (1) The high and low accumulation unit value ("AUV") are reported at the same amount where there is only one policy offered for investment in the Sub-Account. Otherwise, when more than one policy is available for investment, a high and low AUV is reported. STATEMENT OF OPERATIONS For the Year Ended December 31, 2022 AB VPS AB VPS AB VPS AB VPS AB VPS Growth International Small Cap Small/Mid Cap Sustainable International Alger and Income Value Growth Value Thematic Portfolio - Balanced Class A Class A Class A Class A Class A* Class I-2 NET INVESTMENT INCOME (LOSS) Dividends $ 10,979 $ 13,288 $ — $ 9,670 $ — $ 7,060 Charges from Lincoln Benefit Life Company: Mortality and expense risk — — — — — — Policy Administration — — — — — — Net investment income (loss) 10,979 13,288 — 9,670 — 7,060 NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS Realized gains (losses) on fund shares: Proceeds from sales 68,309 14,415 75,653 66,710 59,331 89,679 Cost of investments sold 53,754 14,797 91,695 60,781 73,008 73,260 Realized gains (losses) on fund shares 14,555 (382) (16,042) 5,929 (13,677) 16,419 Realized gain distributions 124,965 — 546,119 130,399 96,228 25,997 Net realized gains (losses) 139,520 (382) 530,077 136,328 82,551 42,416 Change in unrealized gains (losses) (185,959) (56,088) (1,252,521) (302,498) (294,324) (126,739) Net realized and change in unrealized gains (losses) on investments (46,439) (56,470) (722,444) (166,170) (211,773) (84,323) INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS $ (35,460) $ (43,182) $ (722,444) $ (156,500) $ (211,773) $ (77,263) *See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2022. LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT STATEMENT OF NET ASSETS As of December 31, 2022 See notes to financial statements. 10

Alger Alger Alger Alger Capital Alger Large Cap MidCap SmallCap Allspring VT Appreciation Income & Growth Growth Growth Growth Discovery Class I-2 Class I-2 Class I-2 Class I-2 Class I-2 Fund ASSETS Investments, at fair value $ 30,108,658 $ 7,055,949 $ 14,788,854 $ 29,115,371 $ 6,671,216 $ 5,900,917 Total assets $ 30,108,658 $ 7,055,949 $ 14,788,854 $ 29,115,371 $ 6,671,216 $ 5,900,917 NET ASSETS Accumulation units $ 30,108,658 $ 7,055,949 $ 14,788,854 $ 29,115,371 $ 6,671,216 $ 5,900,917 Total net assets $ 30,108,658 $ 7,055,949 $ 14,788,854 $ 29,115,371 $ 6,671,216 $ 5,900,917 FUND SHARE INFORMATION Number of shares 550,936 305,320 314,322 2,128,317 470,135 346,501 Cost of investments $ 39,588,189 $ 4,779,655 $ 18,887,742 $ 42,106,541 $ 11,399,766 $ 8,293,742 ACCUMULATION UNIT VALUE Lowest $ 38.21 $ 56.38 $ 30.96 $ 23.23 $ 40.65 $ 49.83 Highest $ 87.23 $ 56.38 $ 46.50 $ 59.08 $ 40.65 $ 49.83 STATEMENT OF OPERATIONS For the Year Ended December 31, 2022 Alger Alger Alger Alger Capital Alger Large Cap MidCap SmallCap Allspring VT Appreciation Income & Growth Growth Growth Growth Discovery Class I-2 Class I-2 Class I-2 Class I-2 Class I-2 Fund NET INVESTMENT INCOME (LOSS) Dividends $ — $ 106,917 $ — $ — $ — $ — Charges from Lincoln Benefit Life Company: Mortality and expense risk — — — — — — Policy Administration — — — — — — Net investment income (loss) — 106,917 — — — — NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS Realized gains (losses) on fund shares: Proceeds from sales 1,395,113 563,211 1,156,642 1,139,649 299,437 314,786 Cost of investments sold 1,408,264 308,140 1,198,106 1,353,532 371,199 331,101 Realized gains (losses) on fund shares (13,151) 255,071 (41,464) (213,883) (71,762) (16,315) Realized gain distributions 2,694,392 471,280 828,214 1,041,173 1,227,088 2,295,338 Net realized gains (losses) 2,681,241 726,351 786,750 827,290 1,155,326 2,279,023 Change in unrealized gains (losses) (19,991,315) (2,133,987) (10,286,731) (17,008,029) (5,200,588) (5,866,706) Net realized and change in unrealized gains (losses) on investments (17,310,074) (1,407,636) (9,499,981) (16,180,739) (4,045,262) (3,587,683) INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS $ (17,310,074) $ (1,300,719) $ (9,499,981) $ (16,180,739) $ (4,045,262) $ (3,587,683) LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT STATEMENT OF NET ASSETS As of December 31, 2022 See notes to financial statements. 11

DWS DWS Allspring VT DWS CROCI® Equity 500 Global Income DWS Global Opportunity DWS Core Equity International Index VIP Builder VIP Small Cap FundSM VIP Class A VIP Class A Class A Class A II VIP Class A ASSETS Investments, at fair value $ 8,562,448 $ 2,654,548 $ 1,572,925 $ 5,029,519 $ 3,568,021 $ 3,677,586 Total assets $ 8,562,448 $ 2,654,548 $ 1,572,925 $ 5,029,519 $ 3,568,021 $ 3,677,586 NET ASSETS Accumulation units $ 8,562,448 $ 2,654,548 $ 1,572,925 $ 5,029,519 $ 3,568,021 $ 3,677,586 Total net assets $ 8,562,448 $ 2,654,548 $ 1,572,925 $ 5,029,519 $ 3,568,021 $ 3,677,586 FUND SHARE INFORMATION Number of shares 383,622 253,539 242,361 218,960 176,460 431,642 Cost of investments $ 8,864,120 $ 2,635,767 $ 1,908,066 $ 3,871,005 $ 3,973,677 $ 5,024,794 ACCUMULATION UNIT VALUE Lowest $ 43.97 $ 45.62 $ 15.69 $ 65.23 $ 20.43 $ 46.17 Highest $ 43.97 $ 45.62 $ 15.69 $ 65.23 $ 23.11 $ 46.17 STATEMENT OF OPERATIONS For the Year Ended December 31, 2022 DWS DWS Allspring VT DWS CROCI® Equity 500 Global Income DWS Global Opportunity DWS Core Equity International Index VIP Builder VIP Small Cap FundSM VIP Class A VIP Class A Class A Class A II VIP Class A NET INVESTMENT INCOME (LOSS) Dividends $ — $ 22,530 $ 50,648 $ 67,243 $ 111,473 $ 21,839 Charges from Lincoln Benefit Life Company: Mortality and expense risk — — — — (1,138) — Policy Administration — — — — — — Net investment income (loss) — 22,530 50,648 67,243 110,335 21,839 NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS Realized gains (losses) on fund shares: Proceeds from sales 465,188 159,625 119,275 221,373 261,776 203,845 Cost of investments sold 390,570 135,823 138,714 144,303 263,137 248,606 Realized gains (losses) on fund shares 74,618 23,802 (19,439) 77,070 (1,361) (44,761) Realized gain distributions 1,768,806 397,450 — 313,298 323,414 701,034 Net realized gains (losses) 1,843,424 421,252 (19,439) 390,368 322,053 656,273 Change in unrealized gains (losses) (4,144,008) (944,237) (272,055) (1,607,669) (1,081,416) (1,849,399) Net realized and change in unrealized gains (losses) on investments (2,300,584) (522,985) (291,494) (1,217,301) (759,363) (1,193,126) INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS $ (2,300,584) $ (500,455) $ (240,846) $ (1,150,058) $ (649,028) $ (1,171,287) LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT STATEMENT OF NET ASSETS As of December 31, 2022 See notes to financial statements. 12

DWS Federated Hermes Federated Hermes Federated Hermes Fidelity® VIP Fidelity® VIP Small Cap Fund for High Managed Asset ContrafundSM Index VIP U.S. Government Income Bond Volatility Manager Portfolio Portfolio Class A Securities II Fund II Class P Fund II Class P Initial Class Initial Class ASSETS Investments, at fair value $ 1,412,531 $ 4,185,383 $ 5,936,265 $ 2,620,727 $ 9,523,522 $ 91,201,338 Total assets $ 1,412,531 $ 4,185,383 $ 5,936,265 $ 2,620,727 $ 9,523,522 $ 91,201,338 NET ASSETS Accumulation units $ 1,412,531 $ 4,185,383 $ 5,936,265 $ 2,620,727 $ 9,523,522 $ 91,201,338 Total net assets $ 1,412,531 $ 4,185,383 $ 5,936,265 $ 2,620,727 $ 9,523,522 $ 91,201,338 FUND SHARE INFORMATION Number of shares 116,545 454,933 1,111,660 309,779 665,050 2,407,638 Cost of investments $ 1,659,581 $ 4,988,136 $ 7,100,112 $ 2,971,105 $ 9,959,320 $ 78,347,389 ACCUMULATION UNIT VALUE Lowest $ 60.02 $ 20.44 $ 33.46 $ 26.50 $ 32.52 $ 32.24 Highest $ 60.02 $ 21.90 $ 42.79 $ 37.24 $ 41.91 $ 97.00 STATEMENT OF OPERATIONS For the Year Ended December 31, 2022 DWS Federated Hermes Federated Hermes Federated Hermes Fidelity® VIP Fidelity® VIP Small Cap Fund for High Managed Asset ContrafundSM Index VIP U.S. Government Income Bond Volatility Manager Portfolio Portfolio Class A Securities II Fund II Class P Fund II Class P Initial Class Initial Class NET INVESTMENT INCOME (LOSS) Dividends $ 13,611 $ 84,046 $ 352,895 $ 53,662 $ 209,980 $ 513,069 Charges from Lincoln Benefit Life Company: Mortality and expense risk — (4,338) (11,351) (7,846) (31,297) (162,430) Policy Administration — — — — — — Net investment income (loss) 13,611 79,708 341,544 45,816 178,683 350,639 NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS Realized gains (losses) on fund shares: Proceeds from sales 65,358 487,943 529,270 304,005 465,483 5,762,932 Cost of investments sold 71,592 545,745 604,350 328,986 448,925 4,287,976 Realized gains (losses) on fund shares (6,234) (57,802) (75,080) (24,981) 16,558 1,474,956 Realized gain distributions 256,026 — — 672,778 662,202 4,844,516 Net realized gains (losses) 249,792 (57,802) (75,080) 647,797 678,760 6,319,472 Change in unrealized gains (losses) (627,367) (646,272) (1,107,890) (1,149,045) (2,583,311) (40,406,668) Net realized and change in unrealized gains (losses) on investments (377,575) (704,074) (1,182,970) (501,248) (1,904,551) (34,087,196) INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS $ (363,964) $ (624,366) $ (841,426) $ (455,432) $ (1,725,868) $ (33,736,557) LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT STATEMENT OF NET ASSETS As of December 31, 2022 See notes to financial statements. 13

Fidelity® VIP Fidelity® VIP Fidelity® VIP Fidelity® VIP Fidelity® VIP Emerging Equity-Income Government Money Growth Fidelity® VIP High Markets Portfolio PortfolioSM Market Portfolio & Income Portfolio Growth Portfolio Income Portfolio Initial Class Initial Class Initial Class Initial Class Initial Class Initial Class ASSETS Investments, at fair value $ 998,023 $ 45,380,784 $ 33,024,067 $ 1,547,851 $ 70,853,997 $ 701,911 Total assets $ 998,023 $ 45,380,784 $ 33,024,067 $ 1,547,851 $ 70,853,997 $ 701,911 NET ASSETS Accumulation units $ 998,023 $ 45,380,784 $ 33,024,067 $ 1,547,851 $ 70,853,997 $ 701,911 Total net assets $ 998,023 $ 45,380,784 $ 33,024,067 $ 1,547,851 $ 70,853,997 $ 701,911 FUND SHARE INFORMATION Number of shares 101,117 1,926,179 33,024,067 64,440 990,826 159,163 Cost of investments $ 1,088,213 $ 43,020,087 $ 33,024,067 $ 1,303,882 $ 61,890,815 $ 847,540 ACCUMULATION UNIT VALUE Lowest $ 16.22 $ 27.57 $ 10.97 $ 32.06 $ 41.73 $ 19.31 Highest $ 16.22 $ 86.42 $ 16.11 $ 32.06 $ 115.15 $ 19.31 STATEMENT OF OPERATIONS For the Year Ended December 31, 2022 Fidelity® VIP Fidelity® VIP Fidelity® VIP Fidelity® VIP Fidelity® VIP Emerging Equity-Income Government Money Growth Fidelity® VIP High Markets Portfolio PortfolioSM Market Portfolio & Income Portfolio Growth Portfolio Income Portfolio Initial Class Initial Class Initial Class Initial Class Initial Class Initial Class NET INVESTMENT INCOME (LOSS) Dividends $ 18,183 $ 874,077 $ 472,365 $ 26,439 $ 485,092 $ 37,455 Charges from Lincoln Benefit Life Company: Mortality and expense risk — (117,643) (21,326) — (196,055) — Policy Administration — — — — — — Net investment income (loss) 18,183 756,434 451,039 26,439 289,037 37,455 NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS Realized gains (losses) on fund shares: Proceeds from sales 55,589 3,616,737 7,351,274 114,527 3,689,278 59,950 Cost of investments sold 59,713 3,274,022 7,351,274 86,052 2,744,934 68,222 Realized gains (losses) on fund shares (4,124) 342,715 — 28,475 944,344 (8,272) Realized gain distributions — 1,533,572 — 31,539 5,841,466 — Net realized gains (losses) (4,124) 1,876,287 — 60,014 6,785,810 (8,272) Change in unrealized gains (losses) (255,778) (5,298,682) (1) (164,317) (30,814,503) (119,302) Net realized and change in unrealized gains (losses) on investments (259,902) (3,422,395) (1) (104,303) (24,028,693) (127,574) INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS $ (241,719) $ (2,665,961) $ 451,038 $ (77,864) $ (23,739,656) $ (90,119) LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT STATEMENT OF NET ASSETS As of December 31, 2022 See notes to financial statements. 14

Fidelity® VIP Fidelity® VIP Fidelity® VIP Fidelity® VIP Fidelity® VIP Investment Grade Mid Fidelity® VIP Real Index 500 Portfolio Index 500 Portfolio Bond Portfolio Cap Portfolio Overseas Portfolio Estate Portfolio Initial Class Service Class Initial Class Initial Class Initial Class Initial Class ASSETS Investments, at fair value $ 79,227,980 $ 11,294,608 $ 7,354,598 $ 4,361,110 $ 15,550,556 $ 2,483,208 Total assets $ 79,227,980 $ 11,294,608 $ 7,354,598 $ 4,361,110 $ 15,550,556 $ 2,483,208 NET ASSETS Accumulation units $ 79,227,980 $ 11,294,608 $ 7,354,598 $ 4,361,110 $ 15,550,556 $ 2,483,208 Total net assets $ 79,227,980 $ 11,294,608 $ 7,354,598 $ 4,361,110 $ 15,550,556 $ 2,483,208 FUND SHARE INFORMATION Number of shares 211,399 30,265 680,981 133,286 716,615 150,133 Cost of investments $ 40,129,628 $ 8,220,118 $ 8,743,485 $ 4,550,497 $ 14,062,052 $ 2,763,571 ACCUMULATION UNIT VALUE Lowest $ 45.15 $ 35.79 $ 15.84 $ 30.37 $ 28.89 $ 20.26 Highest $ 54.33 $ 35.79 $ 19.27 $ 30.37 $ 33.28 $ 20.26 STATEMENT OF OPERATIONS For the Year Ended December 31, 2022 Fidelity® VIP Fidelity® VIP Fidelity® VIP Fidelity® VIP Fidelity® VIP Investment Grade Mid Fidelity® VIP Real Index 500 Portfolio Index 500 Portfolio Bond Portfolio Cap Portfolio Overseas Portfolio Estate Portfolio Initial Class Service Class Initial Class Initial Class Initial Class Initial Class NET INVESTMENT INCOME (LOSS) Dividends $ 1,251,559 $ 165,478 $ 175,471 $ 22,661 $ 176,104 $ 37,104 Charges from Lincoln Benefit Life Company: Mortality and expense risk (50,454) — — — (21,752) — Policy Administration — — — — — — Net investment income (loss) 1,201,105 165,478 175,471 22,661 154,352 37,104 NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS Realized gains (losses) on fund shares: Proceeds from sales 4,976,181 822,820 419,676 303,502 716,386 157,666 Cost of investments sold 2,076,356 438,036 456,578 299,423 601,383 139,249 Realized gains (losses) on fund shares 2,899,825 384,784 (36,902) 4,079 115,003 18,417 Realized gain distributions 666,414 91,903 396,882 295,317 147,063 82,343 Net realized gains (losses) 3,566,239 476,687 359,980 299,396 262,066 100,760 Change in unrealized gains (losses) (23,033,136) (3,186,713) (1,627,565) (1,097,916) (5,467,724) (1,041,699) Net realized and change in unrealized gains (losses) on investments (19,466,897) (2,710,026) (1,267,585) (798,520) (5,205,658) (940,939) INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS $ (18,265,792) $ (2,544,548) $ (1,092,114) $ (775,859) $ (5,051,306) $ (903,835) LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT STATEMENT OF NET ASSETS As of December 31, 2022 See notes to financial statements. 15

Fidelity® VIP Franklin Templeton Franklin Templeton Franklin Templeton Value Franklin Templeton Franklin Templeton Mutual Global Mutual Small Strategies Portfolio Global Bond Income Discovery Shares Cap Value Initial Class VIP Fund Class 1 VIP Fund Class 1 VIP Fund Class 1 VIP Fund Class 1 VIP Fund Class 1 ASSETS Investments, at fair value $ 558,004 $ 960,348 $ 1,091,662 $ 1,312,627 $ 576,635 $ 1,682,514 Total assets $ 558,004 $ 960,348 $ 1,091,662 $ 1,312,627 $ 576,635 $ 1,682,514 NET ASSETS Accumulation units $ 558,004 $ 960,348 $ 1,091,662 $ 1,312,627 $ 576,635 $ 1,682,514 Total net assets $ 558,004 $ 960,348 $ 1,091,662 $ 1,312,627 $ 576,635 $ 1,682,514 FUND SHARE INFORMATION Number of shares 38,804 73,030 70,933 76,006 37,130 126,315 Cost of investments $ 545,774 $ 1,176,677 $ 1,109,050 $ 1,415,946 $ 655,149 $ 1,977,253 ACCUMULATION UNIT VALUE Lowest $ 31.65 $ 14.99 $ 21.80 $ 22.31 $ 20.90 $ 30.66 Highest $ 31.65 $ 14.99 $ 21.80 $ 22.31 $ 20.90 $ 30.66 STATEMENT OF OPERATIONS For the Year Ended December 31, 2022 Fidelity® VIP Franklin Templeton Franklin Templeton Franklin Templeton Value Franklin Templeton Franklin Templeton Mutual Global Mutual Small Strategies Portfolio Global Bond Income Discovery Shares Cap Value Initial Class VIP Fund Class 1 VIP Fund Class 1 VIP Fund Class 1 VIP Fund Class 1 VIP Fund Class 1 NET INVESTMENT INCOME (LOSS) Dividends $ 6,358 $ — $ 54,904 $ 21,848 $ 12,707 $ 21,453 Charges from Lincoln Benefit Life Company: Mortality and expense risk — — — — — — Policy Administration — — — — — — Net investment income (loss) 6,358 — 54,904 21,848 12,707 21,453 NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS Realized gains (losses) on fund shares: Proceeds from sales 105,025 79,075 94,687 74,776 48,711 180,499 Cost of investments sold 93,657 99,693 89,952 77,405 48,522 185,459 Realized gains (losses) on fund shares 11,368 (20,618) 4,735 (2,629) 189 (4,960) Realized gain distributions 25,502 — 20,934 108,282 64,513 308,045 Net realized gains (losses) 36,870 (20,618) 25,669 105,653 64,702 303,085 Change in unrealized gains (losses) (75,697) (27,824) (141,250) (189,295) (123,221) (516,629) Net realized and change in unrealized gains (losses) on investments (38,827) (48,442) (115,581) (83,642) (58,519) (213,544) INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS $ (32,469) $ (48,442) $ (60,677) $ (61,794) $ (45,812) $ (192,091) LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT STATEMENT OF NET ASSETS As of December 31, 2022 See notes to financial statements. 16

Franklin Templeton Franklin Templeton Franklin Templeton Guggenheim Invesco Invesco Small-Mid Strategic U.S. Government VT U.S. Oppenheimer VI Oppenheimer VI Cap Growth Income Securities Long Short International Growth International Growth VIP Fund Class 1 VIP Fund Class 1 VIP Fund Class 1 Equity Fund Fund Series I Fund Series II ASSETS Investments, at fair value $ 1,265,513 $ 639,221 $ 490,416 $ 951,035 $ 2,038,391 $ 1,367,100 Total assets $ 1,265,513 $ 639,221 $ 490,416 $ 951,035 $ 2,038,391 $ 1,367,100 NET ASSETS Accumulation units $ 1,265,513 $ 639,221 $ 490,416 $ 951,035 $ 2,038,391 $ 1,367,100 Total net assets $ 1,265,513 $ 639,221 $ 490,416 $ 951,035 $ 2,038,391 $ 1,367,100 FUND SHARE INFORMATION Number of shares 94,301 70,321 46,975 63,024 1,213,328 768,033 Cost of investments $ 1,762,377 $ 767,755 $ 580,997 $ 880,324 $ 2,606,357 $ 1,676,025 ACCUMULATION UNIT VALUE Lowest $ 31.38 $ 16.51 $ 12.81 $ 27.83 $ 16.32 $ 26.55 Highest $ 31.38 $ 16.51 $ 12.81 $ 27.83 $ 53.75 $ 26.55 STATEMENT OF OPERATIONS For the Year Ended December 31, 2022 Franklin Templeton Franklin Templeton Franklin Templeton Guggenheim Invesco Invesco Small-Mid Strategic U.S. Government VT U.S. Oppenheimer VI Oppenheimer VI Cap Growth Income Securities Long Short International Growth International Growth VIP Fund Class 1 VIP Fund Class 1 VIP Fund Class 1 Equity Fund Fund Series I Fund Series II NET INVESTMENT INCOME (LOSS) Dividends $ — $ 29,357 $ 13,731 $ 4,747 $ — $ — Charges from Lincoln Benefit Life Company: Mortality and expense risk — — — — — (10,341) Policy Administration — — — — — — Net investment income (loss) — 29,357 13,731 4,747 — (10,341) NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS Realized gains (losses) on fund shares: Proceeds from sales 52,962 45,947 47,515 83,071 172,103 280,922 Cost of investments sold 63,285 55,149 54,844 71,565 176,008 275,535 Realized gains (losses) on fund shares (10,323) (9,202) (7,329) 11,506 (3,905) 5,387 Realized gain distributions 295,414 — — — 403,548 260,163 Net realized gains (losses) 285,091 (9,202) (7,329) 11,506 399,643 265,550 Change in unrealized gains (losses) (890,644) (97,051) (59,759) (181,717) (1,141,227) (802,408) Net realized and change in unrealized gains (losses) on investments (605,553) (106,253) (67,088) (170,211) (741,584) (536,858) INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS $ (605,553) $ (76,896) $ (53,357) $ (165,464) $ (741,584) $ (547,199) LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT STATEMENT OF NET ASSETS As of December 31, 2022 See notes to financial statements. 17

Invesco V.I. Invesco V.I. Invesco V.I. Conservative Invesco V.I. Invesco V.I. American American Balance Core Bond Invesco V.I. Core Plus Bond Franchise Value Fund - Series I Fund - Series I* Core Equity Fund - Series I* ASSETS Investments, at fair value $ 2,456,394 $ 17,407,876 $ 438,966 $ — $ 627,700 $ 327,921 Total assets $ 2,456,394 $ 17,407,876 $ 438,966 $ — $ 627,700 $ 327,921 NET ASSETS Accumulation units $ 2,456,394 $ 17,407,876 $ 438,966 $ — $ 627,700 $ 327,921 Total net assets $ 2,456,394 $ 17,407,876 $ 438,966 $ — $ 627,700 $ 327,921 FUND SHARE INFORMATION Number of shares 57,339 1,108,782 31,535 — 25,568 58,979 Cost of investments $ 3,062,065 $ 18,240,980 $ 482,397 $ — $ 763,739 $ 345,903 ACCUMULATION UNIT VALUE Lowest $ 29.31 $ 28.70 $ 15.15 $ — $ 29.27 $ 9.52 Highest $ 29.31 $ 46.25 $ 15.15 $ — $ 29.27 $ 9.52 STATEMENT OF OPERATIONS For the Year Ended December 31, 2022 Invesco V.I. Invesco V.I. Invesco V.I. Conservative Invesco V.I. Invesco V.I. American American Balance Core Bond Invesco V.I. Core Plus Bond Franchise Value Fund - Series I Fund - Series I* Core Equity Fund - Series I* NET INVESTMENT INCOME (LOSS) Dividends $ — $ 132,371 $ 6,351 $ 11,332 $ 6,228 $ 1,916 Charges from Lincoln Benefit Life Company: Mortality and expense risk — (16,663) — — — — Policy Administration — — — — — — Net investment income (loss) — 115,708 6,351 11,332 6,228 1,916 NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS Realized gains (losses) on fund shares: Proceeds from sales 198,074 1,454,019 81,578 345,688 66,747 14,251 Cost of investments sold 153,852 1,367,439 74,392 398,668 64,294 14,770 Realized gains (losses) on fund shares 44,222 86,580 7,186 (52,980) 2,453 (519) Realized gain distributions 742,417 3,229,027 34,608 — 105,845 208 Net realized gains (losses) 786,639 3,315,607 41,794 (52,980) 108,298 (311) Change in unrealized gains (losses) (1,908,645) (3,961,690) (142,808) 5,424 (281,682) (17,982) Net realized and change in unrealized gains (losses) on investments (1,122,006) (646,083) (101,014) (47,556) (173,384) (18,293) INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS $ (1,122,006) $ (530,375) $ (94,663) $ (36,224) $ (167,156) $ (16,377) LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT STATEMENT OF NET ASSETS As of December 31, 2022 See notes to financial statements. 18

Invesco V.I. Invesco V.I. Invesco Discovery Mid Cap Discovery Mid Cap Invesco V.I. Invesco V.I. V.I. Global Invesco V.I. Growth Fund - Growth Fund - Global Fund - Global Fund - Strategic Income - Government Series I Series II Series I Series II Fund Series I Securities ASSETS Investments, at fair value $ 5,332,043 $ 1,605,432 $ 1,425,493 $ 11,015,228 $ 279,829 $ 1,141,246 Total assets $ 5,332,043 $ 1,605,432 $ 1,425,493 $ 11,015,228 $ 279,829 $ 1,141,246 NET ASSETS Accumulation units $ 5,332,043 $ 1,605,432 $ 1,425,493 $ 11,015,228 $ 279,829 $ 1,141,246 Total net assets $ 5,332,043 $ 1,605,432 $ 1,425,493 $ 11,015,228 $ 279,829 $ 1,141,246 FUND SHARE INFORMATION Number of shares 96,056 33,544 45,836 363,539 71,023 113,219 Cost of investments $ 6,841,678 $ 2,370,440 $ 1,735,539 $ 12,596,310 $ 349,493 $ 1,316,879 ACCUMULATION UNIT VALUE Lowest $ 40.23 $ 11.88 $ 23.97 $ 36.87 $ 13.85 $ 11.43 Highest $ 40.23 $ 12.10 $ 23.97 $ 36.87 $ 13.85 $ 11.43 STATEMENT OF OPERATIONS For the Year Ended December 31, 2022 Invesco V.I. Invesco V.I. Invesco Discovery Mid Cap Discovery Mid Cap Invesco V.I. Invesco V.I. V.I. Global Invesco V.I. Growth Fund - Growth Fund - Global Fund - Global Fund - Strategic Income - Government Series I Series II Series I Series II Fund Series I Securities NET INVESTMENT INCOME (LOSS) Dividends $ — $ — $ — $ — $ — $ 23,905 Charges from Lincoln Benefit Life Company: Mortality and expense risk — (6,086) — — — — Policy Administration — — — — — — Net investment income (loss) — (6,086) — — — 23,905 NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS Realized gains (losses) on fund shares: Proceeds from sales 366,222 301,788 53,325 436,952 15,194 107,863 Cost of investments sold 336,799 311,506 50,744 379,216 19,536 118,450 Realized gains (losses) on fund shares 29,423 (9,718) 2,581 57,736 (4,342) (10,587) Realized gain distributions 1,615,061 547,263 271,584 2,141,956 — — Net realized gains (losses) 1,644,484 537,545 274,165 2,199,692 (4,342) (10,587) Change in unrealized gains (losses) (4,075,771) (1,300,386) (897,397) (7,221,974) (31,989) (143,883) Net realized and change in unrealized gains (losses) on investments (2,431,287) (762,841) (623,232) (5,022,282) (36,331) (154,470) INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS $ (2,431,287) $ (768,927) $ (623,232) $ (5,022,282) $ (36,331) $ (130,565) LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT STATEMENT OF NET ASSETS As of December 31, 2022 See notes to financial statements. 19

Invesco V.I. Invesco V.I. Invesco V.I. Invesco V.I. Growth and Growth and Invesco V.I. Main Street Main Street Small Income Fund Income Fund Invesco V.I. Main Street Mid Cap Cap Fund® - Series I Series II High Yield Fund® - Series I Fund - Series I Series I ASSETS Investments, at fair value $ 7,078,791 $ 5,201,165 $ 358,949 $ 789,377 $ 2,796,754 $ 13,577,532 Total assets $ 7,078,791 $ 5,201,165 $ 358,949 $ 789,377 $ 2,796,754 $ 13,577,532 NET ASSETS Accumulation units $ 7,078,791 $ 5,201,165 $ 358,949 $ 789,377 $ 2,796,754 $ 13,577,532 Total net assets $ 7,078,791 $ 5,201,165 $ 358,949 $ 789,377 $ 2,796,754 $ 13,577,532 FUND SHARE INFORMATION Number of shares 357,876 263,084 79,766 48,969 325,962 588,281 Cost of investments $ 6,929,364 $ 5,191,836 $ 420,949 $ 1,166,901 $ 3,582,888 $ 12,776,206 ACCUMULATION UNIT VALUE Lowest $ 29.07 $ 36.63 $ 15.06 $ 15.41 $ 34.15 $ 35.62 Highest $ 57.21 $ 42.33 $ 15.06 $ 15.41 $ 34.15 $ 77.94 STATEMENT OF OPERATIONS For the Year Ended December 31, 2022 Invesco V.I. Invesco V.I. Invesco V.I. Invesco V.I. Growth and Growth and Invesco V.I. Main Street Main Street Small Income Fund Income Fund Invesco V.I. Main Street Mid Cap Cap Fund® - Series I Series II High Yield Fund® - Series I Fund - Series I Series I NET INVESTMENT INCOME (LOSS) Dividends $ 121,570 $ 69,981 $ 17,450 $ 12,497 $ 10,327 $ 77,318 Charges from Lincoln Benefit Life Company: Mortality and expense risk — (14,846) — — — — Policy Administration — — — — — — Net investment income (loss) 121,570 55,135 17,450 12,497 10,327 77,318 NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS Realized gains (losses) on fund shares: Proceeds from sales 619,549 684,789 23,962 29,565 130,628 798,811 Cost of investments sold 553,961 611,691 26,576 28,738 136,031 649,213 Realized gains (losses) on fund shares 65,588 73,098 (2,614) 827 (5,403) 149,598 Realized gain distributions 691,765 513,020 — 322,123 616,948 1,677,649 Net realized gains (losses) 757,353 586,118 (2,614) 322,950 611,545 1,827,247 Change in unrealized gains (losses) (1,332,655) (1,006,156) (53,737) (531,473) (1,089,958) (4,537,055) Net realized and change in unrealized gains (losses) on investments (575,302) (420,038) (56,351) (208,523) (478,413) (2,709,808) INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS $ (453,732) $ (364,903) $ (38,901) $ (196,026) $ (468,086) $ (2,632,490) LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT STATEMENT OF NET ASSETS As of December 31, 2022 See notes to financial statements. 20

Invesco V.I. Janus Henderson Main Street Small Janus Henderson Janus Henderson Janus Henderson Flexible Janus Henderson Cap Fund® - Balanced Portfolio Balanced Portfolio Enterprise Portfolio Bond Portfolio Forty Portfolio Series II Institutional Shares Service Shares Institutional Shares Institutional Shares Institutional Shares ASSETS Investments, at fair value $ 6,175,615 $ 37,065,378 $ 8,675,583 $ 51,838,091 $ 5,476,506 $ 9,383,173 Total assets $ 6,175,615 $ 37,065,378 $ 8,675,583 $ 51,838,091 $ 5,476,506 $ 9,383,173 NET ASSETS Accumulation units $ 6,175,615 $ 37,065,378 $ 8,675,583 $ 51,838,091 $ 5,476,506 $ 9,383,173 Total net assets $ 6,175,615 $ 37,065,378 $ 8,675,583 $ 51,838,091 $ 5,476,506 $ 9,383,173 FUND SHARE INFORMATION Number of shares 273,742 925,478 204,276 745,014 550,956 276,871 Cost of investments $ 6,509,390 $ 27,638,380 $ 6,761,655 $ 41,265,077 $ 6,599,174 $ 10,919,405 ACCUMULATION UNIT VALUE Lowest $ 47.96 $ 29.50 $ 47.52 $ 41.12 $ 16.69 $ 33.47 Highest $ 55.43 $ 102.18 $ 47.52 $ 140.95 $ 36.49 $ 66.70 STATEMENT OF OPERATIONS For the Year Ended December 31, 2022 Invesco V.I. Janus Henderson Main Street Small Janus Henderson Janus Henderson Janus Henderson Flexible Janus Henderson Cap Fund® - Balanced Portfolio Balanced Portfolio Enterprise Portfolio Bond Portfolio Forty Portfolio Series II Institutional Shares Service Shares Institutional Shares Institutional Shares Institutional Shares NET INVESTMENT INCOME (LOSS) Dividends $ 16,779 $ 491,590 $ 90,035 $ 110,075 $ 144,790 $ 20,475 Charges from Lincoln Benefit Life Company: Mortality and expense risk (11,576) (92,360) — (154,574) (6,632) (3,792) Policy Administration — — — — — — Net investment income (loss) 5,203 399,230 90,035 (44,499) 138,158 16,683 NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS Realized gains (losses) on fund shares: Proceeds from sales 2,018,196 2,627,970 665,582 3,122,865 433,440 424,531 Cost of investments sold 1,771,535 1,748,277 450,096 2,095,303 482,424 401,267 Realized gains (losses) on fund shares 246,661 879,693 215,486 1,027,562 (48,984) 23,264 Realized gain distributions 786,200 1,253,389 276,574 8,903,557 110,509 1,615,062 Net realized gains (losses) 1,032,861 2,133,082 492,060 9,931,119 61,525 1,638,326 Change in unrealized gains (losses) (2,402,763) (10,205,852) (2,371,705) (20,299,222) (1,100,408) (6,311,981) Net realized and change in unrealized gains (losses) on investments (1,369,902) (8,072,770) (1,879,645) (10,368,103) (1,038,883) (4,673,655) INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS $ (1,364,699) $ (7,673,540) $ (1,789,610) $ (10,412,602) $ (900,725) $ (4,656,972) LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT STATEMENT OF NET ASSETS As of December 31, 2022 See notes to financial statements. 21

Janus Henderson Janus Henderson Janus Henderson Janus Henderson Janus Henderson Janus Henderson Global Research Global Research Global Mid Cap Mid Cap Overseas Portfolio Portfolio Technology Portfolio Value Portfolio Value Portfolio Portfolio Institutional Shares Service Shares Institutional Shares Institutional Shares Service Shares Institutional Shares ASSETS Investments, at fair value $ 30,057,560 $ 1,426,752 $ 1,508,680 $ 821,857 $ 4,939,852 $ 1,261,865 Total assets $ 30,057,560 $ 1,426,752 $ 1,508,680 $ 821,857 $ 4,939,852 $ 1,261,865 NET ASSETS Accumulation units $ 30,057,560 $ 1,426,752 $ 1,508,680 $ 821,857 $ 4,939,852 $ 1,261,865 Total net assets $ 30,057,560 $ 1,426,752 $ 1,508,680 $ 821,857 $ 4,939,852 $ 1,261,865 FUND SHARE INFORMATION Number of shares 600,911 29,472 145,907 50,236 315,847 32,759 Cost of investments $ 22,404,595 $ 1,218,431 $ 1,793,469 $ 804,636 $ 4,830,186 $ 1,057,155 ACCUMULATION UNIT VALUE Lowest $ 33.64 $ 40.48 $ 54.69 $ 26.97 $ 40.73 $ 11.98 Highest $ 64.52 $ 40.48 $ 54.69 $ 26.97 $ 40.73 $ 11.98 STATEMENT OF OPERATIONS For the Year Ended December 31, 2022 Janus Henderson Janus Henderson Janus Henderson Janus Henderson Janus Henderson Janus Henderson Global Research Global Research Global Mid Cap Mid Cap Overseas Portfolio Portfolio Technology Portfolio Value Portfolio Value Portfolio Portfolio Institutional Shares Service Shares Institutional Shares Institutional Shares Service Shares Institutional Shares NET INVESTMENT INCOME (LOSS) Dividends $ 338,945 $ 13,551 $ — $ 10,924 $ 58,399 $ 22,344 Charges from Lincoln Benefit Life Company: Mortality and expense risk (100,417) — — — — — Policy Administration — — — — — — Net investment income (loss) 238,528 13,551 — 10,924 58,399 22,344 NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS Realized gains (losses) on fund shares: Proceeds from sales 1,850,138 111,652 108,024 54,129 276,684 124,023 Cost of investments sold 1,145,218 69,996 92,823 50,837 254,301 113,830 Realized gains (losses) on fund shares 704,920 41,656 15,201 3,292 22,383 10,193 Realized gain distributions 3,591,062 172,350 303,237 63,200 397,720 — Net realized gains (losses) 4,295,982 214,006 318,438 66,492 420,103 10,193 Change in unrealized gains (losses) (12,162,799) (583,584) (1,145,956) (127,267) (791,249) (156,815) Net realized and change in unrealized gains (losses) on investments (7,866,817) (369,578) (827,518) (60,775) (371,146) (146,622) INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS $ (7,628,289) $ (356,027) $ (827,518) $ (49,851) $ (312,747) $ (124,278) LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT STATEMENT OF NET ASSETS As of December 31, 2022 See notes to financial statements. 22

Janus Henderson Janus Henderson Lazard Retirement Legg Mason Legg Mason Western Overseas Research Emerging ClearBridge Variable Assets Variable MFS® High Portfolio Portfolio Markets Large Cap Value Global High Yield Yield Portfolio Service Shares Institutional Shares Equity Portfolio Portfolio Class I Bond Portfolio Class I Initial Class ASSETS Investments, at fair value $ 5,437,017 $ 34,808,919 $ 1,202,278 $ 4,294,402 $ 2,129,346 $ 1,375,865 Total assets $ 5,437,017 $ 34,808,919 $ 1,202,278 $ 4,294,402 $ 2,129,346 $ 1,375,865 NET ASSETS Accumulation units $ 5,437,017 $ 34,808,919 $ 1,202,278 $ 4,294,402 $ 2,129,346 $ 1,375,865 Total net assets $ 5,437,017 $ 34,808,919 $ 1,202,278 $ 4,294,402 $ 2,129,346 $ 1,375,865 FUND SHARE INFORMATION Number of shares $ 147,906 $ 1,102,246 $ 67,091 $ 213,122 $ 368,399 $ 291,497 Cost of investments $ 5,210,266 $ 33,312,624 $ 1,321,862 $ 4,330,547 $ 2,733,591 $ 1,683,063 ACCUMULATION UNIT VALUE Lowest $ 10.55 $ 46.57 $ 54.52 $ 37.03 $ 24.18 $ 13.47 Highest $ 11.62 $ 81.88 $ 54.52 $ 42.20 $ 24.18 $ 13.47 STATEMENT OF OPERATIONS For the Year Ended December 31, 2022 Janus Henderson Janus Henderson Lazard Retirement Legg Mason Legg Mason Western Overseas Research Emerging ClearBridge Variable Assets Variable MFS® High Portfolio Portfolio Markets Large Cap Value Global High Yield Yield Portfolio Service Shares Institutional Shares Equity Portfolio Portfolio Class I Bond Portfolio Class I Initial Class NET INVESTMENT INCOME (LOSS) Dividends $ 92,202 $ 63,227 $ 41,916 $ 57,537 $ 148,328 $ 78,768 Charges from Lincoln Benefit Life Company: Mortality and expense risk (2,861) (128,603) — (4,342) — — Policy Administration — — — — — — Net investment income (loss) 89,341 (65,376) 41,916 53,195 148,328 78,768 NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS Realized gains (losses) on fund shares: Proceeds from sales 565,698 2,439,616 108,844 1,796,648 95,015 72,911 Cost of investments sold 585,937 1,906,573 104,150 1,732,985 113,801 83,501 Realized gains (losses) on fund shares (20,239) 533,043 4,694 63,663 (18,786) (10,590) Realized gain distributions — 7,132,282 — 165,799 — — Net realized gains (losses) (20,239) 7,665,325 4,694 229,462 (18,786) (10,590) Change in unrealized gains (losses) (633,989) (23,156,376) (255,045) (656,005) (472,224) (231,876) Net realized and change in unrealized gains (losses) on investments (654,228) (15,491,051) (250,351) (426,543) (491,010) (242,466) INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS $ (564,887) $ (15,556,427) $ (208,435) $ (373,348) $ (342,682) $ (163,698) LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT STATEMENT OF NET ASSETS As of December 31, 2022 See notes to financial statements. 23

MFS® Mass MFS® Investors Investors Growth MFS® New MFS® Total Trust Stock Portfolio Discovery Return MFS® Utilities MFS® Value Series Initial Class Initial Class Series Initial Class Series Initial Class Series Initial Class Series Initial Class ASSETS Investments, at fair value $ 5,850,755 $ 1,588,509 $ 11,476,485 $ 12,699,218 $ 3,589,709 $ 2,765,524 Total assets $ 5,850,755 $ 1,588,509 $ 11,476,485 $ 12,699,218 $ 3,589,709 $ 2,765,524 NET ASSETS Accumulation units $ 5,850,755 $ 1,588,509 $ 11,476,485 $ 12,699,218 $ 3,589,709 $ 2,765,524 Total net assets $ 5,850,755 $ 1,588,509 $ 11,476,485 $ 12,699,218 $ 3,589,709 $ 2,765,524 FUND SHARE INFORMATION Number of shares $ 181,306 $ 82,349 $ 1,014,720 $ 564,661 $ 98,836 $ 128,331 Cost of investments $ 4,643,224 $ 1,623,002 $ 16,611,296 $ 12,238,118 $ 2,981,988 $ 2,283,892 ACCUMULATION UNIT VALUE Lowest $ 47.00 $ 23.62 $ 83.30 $ 43.69 $ 93.39 $ 48.05 Highest $ 47.00 $ 23.62 $ 83.30 $ 43.69 $ 93.39 $ 48.05 STATEMENT OF OPERATIONS For the Year Ended December 31, 2022 MFS® Mass MFS® Investors Investors Growth MFS® New MFS® Total Trust Stock Portfolio Discovery Return MFS® Utilities MFS® Value Series Initial Class Initial Class Series Initial Class Series Initial Class Series Initial Class Series Initial Class NET INVESTMENT INCOME (LOSS) Dividends $ 41,831 $ 1,765 $ — $ 224,919 $ 85,349 $ 38,860 Charges from Lincoln Benefit Life Company: Mortality and expense risk — — — — — — Policy Administration — — — — — — Net investment income (loss) 41,831 1,765 — 224,919 85,349 38,860 NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS Realized gains (losses) on fund shares: Proceeds from sales 425,449 76,810 423,890 661,590 200,677 199,562 Cost of investments sold 270,411 65,756 474,112 571,461 155,466 150,710 Realized gains (losses) on fund shares 155,038 11,054 (50,222) 90,129 45,211 48,852 Realized gain distributions 801,850 228,531 3,792,444 1,124,980 135,280 165,620 Net realized gains (losses) 956,888 239,585 3,742,222 1,215,109 180,491 214,472 Change in unrealized gains (losses) (2,200,985) (624,172) (8,599,325) (2,828,501) (232,036) (438,131) Net realized and change in unrealized gains (losses) on investments (1,244,097) (384,587) (4,857,103) (1,613,392) (51,545) (223,659) INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS $ (1,202,266) $ (382,822) $ (4,857,103) $ (1,388,473) $ 33,804 $ (184,799) LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT STATEMENT OF NET ASSETS As of December 31, 2022 See notes to financial statements. 24

MFS® VIT Morgan Stanley Morgan Stanley MFS® VIT New Discovery MFS® VIT VIF Emerging Morgan Stanley VIF U.S. Growth Series Series Research Series Markets Equity VIF Growth Real Estate Initial Class Service Class Initial Class Portfolio Class I Portfolio Class I Portfolio Class I ASSETS Investments, at fair value $ 9,917,698 $ 668,467 $ 4,986,094 $ 496,488 $ 3,591,527 $ 5,269,806 Total assets $ 9,917,698 $ 668,467 $ 4,986,094 $ 496,488 $ 3,591,527 $ 5,269,806 NET ASSETS Accumulation units $ 9,917,698 $ 668,467 $ 4,986,094 $ 496,488 $ 3,591,527 $ 5,269,806 Total net assets $ 9,917,698 $ 668,467 $ 4,986,094 $ 496,488 $ 3,591,527 $ 5,269,806 FUND SHARE INFORMATION Number of shares $ 206,533 $ 75,618 $ 179,744 $ 41,652 $ 399,947 $ 405,994 Cost of investments $ 9,166,525 $ 1,180,251 $ 4,490,112 $ 593,891 $ 8,977,789 $ 6,632,180 ACCUMULATION UNIT VALUE Lowest $ 61.50 $ 41.07 $ 51.81 $ 9.69 $ 36.30 $ 45.21 Highest $ 61.50 $ 41.07 $ 51.81 $ 9.69 $ 56.26 $ 45.21 STATEMENT OF OPERATIONS For the Year Ended December 31, 2022 MFS® VIT Morgan Stanley Morgan Stanley MFS® VIT New Discovery MFS® VIT VIF Emerging Morgan Stanley VIF U.S. Growth Series Series Research Series Markets Equity VIF Growth Real Estate Initial Class Service Class Initial Class Portfolio Class I Portfolio Class I Portfolio Class I NET INVESTMENT INCOME (LOSS) Dividends $ — $ — $ 26,736 $ 2,264 $ — $ 74,551 Charges from Lincoln Benefit Life Company: Mortality and expense risk — (5,190) — — (7,163) — Policy Administration — — — — — — Net investment income (loss) — (5,190) 26,736 2,264 (7,163) 74,551 NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS Realized gains (losses) on fund shares: Proceeds from sales 611,379 87,307 409,436 42,840 445,936 407,783 Cost of investments sold 446,225 118,405 327,509 44,791 741,095 354,765 Realized gains (losses) on fund shares 165,154 (31,098) 81,927 (1,951) (295,159) 53,018 Realized gain distributions 1,294,383 266,455 697,808 54,684 2,532,498 1,304,504 Net realized gains (losses) 1,459,537 235,357 779,735 52,733 2,237,339 1,357,522 Change in unrealized gains (losses) (6,137,617) (533,438) (1,893,255) (216,892) (7,654,432) (3,389,704) Net realized and change in unrealized gains (losses) on investments (4,678,080) (298,081) (1,113,520) (164,159) (5,417,093) (2,032,182) INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS $ (4,678,080) $ (303,271) $ (1,086,784) $ (161,895) $ (5,424,256) $ (1,957,631) LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT STATEMENT OF NET ASSETS As of December 31, 2022 See notes to financial statements. 25

Morningstar Morningstar Morningstar Morningstar Morningstar Income PIMCO VIT Aggressive Growth Balanced ETF Conservative ETF Growth ETF and Growth ETF Int. Bond ETF Asset Allocation Asset Allocation Asset Allocation Asset Allocation Asset Allocation U.S. Dollar-Hedged Portfolio Class I Portfolio Class I Portfolio Class I Portfolio Class I Portfolio Class I Admin. Shares ASSETS Investments, at fair value $ 11,855,588 $ 11,129,606 $ 1,092,922 $ 19,291,383 $ 2,375,321 $ 2,734,801 Total assets $ 11,855,588 $ 11,129,606 $ 1,092,922 $ 19,291,383 $ 2,375,321 $ 2,734,801 NET ASSETS Accumulation units $ 11,855,588 $ 11,129,606 $ 1,092,922 $ 19,291,383 $ 2,375,321 $ 2,734,801 Total net assets $ 11,855,588 $ 11,129,606 $ 1,092,922 $ 19,291,383 $ 2,375,321 $ 2,734,801 FUND SHARE INFORMATION Number of shares $ 956,096 $ 1,174,009 $ 114,203 $ 1,839,026 $ 276,844 $ 287,571 Cost of investments $ 11,427,842 $ 12,432,490 $ 1,260,511 $ 20,017,953 $ 2,798,265 $ 3,070,937 ACCUMULATION UNIT VALUE Lowest $ 21.61 $ 18.75 $ 14.10 $ 20.58 $ 16.49 $ 20.01 Highest $ 33.47 $ 24.73 $ 15.52 $ 29.94 $ 19.62 $ 23.12 STATEMENT OF OPERATIONS For the Year Ended December 31, 2022 Morningstar Morningstar Morningstar Morningstar Morningstar Income PIMCO VIT Aggressive Growth Balanced ETF Conservative ETF Growth ETF and Growth ETF Int. Bond ETF Asset Allocation Asset Allocation Asset Allocation Asset Allocation Asset Allocation U.S. Dollar-Hedged Portfolio Class I Portfolio Class I Portfolio Class I Portfolio Class I Portfolio Class I Admin. Shares NET INVESTMENT INCOME (LOSS) Dividends $ 214,366 $ 234,497 $ 19,710 $ 370,092 $ 53,726 $ 43,293 Charges from Lincoln Benefit Life Company: Mortality and expense risk (1,151) (4,052) (150) (591) (870) (2,293) Policy Administration — — — — — — Net investment income (loss) 213,215 230,445 19,560 369,501 52,856 41,000 NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS Realized gains (losses) on fund shares: Proceeds from sales 823,282 1,057,023 183,016 1,949,865 241,181 298,535 Cost of investments sold 704,964 1,078,742 195,102 1,828,438 260,675 314,431 Realized gains (losses) on fund shares 118,318 (21,719) (12,086) 121,427 (19,494) (15,896) Realized gain distributions 432,690 540,556 38,914 786,563 114,788 1,150 Net realized gains (losses) 551,008 518,837 26,828 907,990 95,294 (14,746) Change in unrealized gains (losses) (2,485,972) (2,381,244) (199,946) (4,235,470) (489,988) (349,006) Net realized and change in unrealized gains (losses) on investments (1,934,964) (1,862,407) (173,118) (3,327,480) (394,694) (363,752) INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS $ (1,721,749) $ (1,631,962) $ (153,558) $ (2,957,979) $ (341,838) $ (322,752) LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT STATEMENT OF NET ASSETS As of December 31, 2022 See notes to financial statements. 26

PIMCO VIT Putnam Putnam T. Rowe Price PIMCO VIT Real Total Return Putnam VT International VT International All-Cap Return Portfolio Portfolio VT High Yield Value Fund Value Fund Opportunities Admin. Shares Admin. Shares Fund Class IA Class IA Class IB Portfolio - I ASSETS Investments, at fair value $ 3,793,588 $ 12,217,602 $ 1,065,248 $ 516,877 $ 2,364,427 $ 4,566,614 Total assets $ 3,793,588 $ 12,217,602 $ 1,065,248 $ 516,877 $ 2,364,427 $ 4,566,614 NET ASSETS Accumulation units $ 3,793,588 $ 12,217,602 $ 1,065,248 $ 516,877 $ 2,364,427 $ 4,566,614 Total net assets $ 3,793,588 $ 12,217,602 $ 1,065,248 $ 516,877 $ 2,364,427 $ 4,566,614 FUND SHARE INFORMATION Number of shares $ 329,877 $ 1,360,535 $ 201,370 $ 50,724 $ 235,033 $ 159,338 Cost of investments $ 4,270,015 $ 14,769,680 $ 1,276,286 $ 516,950 $ 2,443,138 $ 4,676,823 ACCUMULATION UNIT VALUE Lowest $ 19.51 $ 18.90 $ 34.44 $ 34.09 $ 21.38 $ 71.02 Highest $ 19.51 $ 21.84 $ 34.44 $ 34.09 $ 24.71 $ 71.02 STATEMENT OF OPERATIONS For the Year Ended December 31, 2022 PIMCO VIT Putnam Putnam T. Rowe Price PIMCO VIT Real Total Return Putnam VT International VT International All-Cap Return Portfolio Portfolio VT High Yield Value Fund Value Fund Opportunities Admin. Shares Admin. Shares Fund Class IA Class IA Class IB Portfolio - I NET INVESTMENT INCOME (LOSS) Dividends $ 286,797 $ 343,672 $ 61,857 $ 11,000 $ 48,011 $ — Charges from Lincoln Benefit Life Company: Mortality and expense risk — (10,624) — — (3,635) — Policy Administration — — — — — — Net investment income (loss) 286,797 333,048 61,857 11,000 44,376 — NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS Realized gains (losses) on fund shares: Proceeds from sales 330,520 1,119,852 91,988 51,843 270,531 265,251 Cost of investments sold 345,511 1,260,058 109,163 51,688 286,346 233,724 Realized gains (losses) on fund shares (14,991) (140,206) (17,175) 155 (15,815) 31,527 Realized gain distributions — — 2,216 17,265 83,729 253,938 Net realized gains (losses) (14,991) (140,206) (14,959) 17,420 67,914 285,465 Change in unrealized gains (losses) (801,089) (2,321,138) (191,206) (63,620) (297,947) (1,555,456) Net realized and change in unrealized gains (losses) on investments (816,080) (2,461,344) (206,165) (46,200) (230,033) (1,269,991) INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS $ (529,283) $ (2,128,296) $ (144,308) $ (35,200) $ (185,657) $ (1,269,991) LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT STATEMENT OF NET ASSETS As of December 31, 2022 See notes to financial statements. 27

T. Rowe Price T. Rowe Price T. Rowe Price T. Rowe Price VanEck VIP VanEck VIP Blue Chip Growth Equity Income International Mid-Cap Emerging Markets Global Resources Portfolio I Portfolio I Stock I Growth I Fund Initial Class Fund Initial Class ASSETS Investments, at fair value $ 5,867,671 $ 30,323,214 $ 3,571,028 $ 12,058,897 $ 4,026,634 $ 4,225,958 Total assets $ 5,867,671 $ 30,323,214 $ 3,571,028 $ 12,058,897 $ 4,026,634 $ 4,225,958 NET ASSETS Accumulation units $ 5,867,671 $ 30,323,214 $ 3,571,028 $ 12,058,897 $ 4,026,634 $ 4,225,958 Total net assets $ 5,867,671 $ 30,323,214 $ 3,571,028 $ 12,058,897 $ 4,026,634 $ 4,225,958 FUND SHARE INFORMATION Number of shares $ 189,647 $ 1,122,666 $ 273,852 $ 466,495 $ 462,831 $ 148,854 Cost of investments $ 4,506,831 $ 27,593,704 $ 4,065,989 $ 12,467,824 $ 5,603,900 $ 3,547,330 ACCUMULATION UNIT VALUE Lowest $ 49.28 $ 55.77 $ 25.20 $ 110.32 $ 33.57 $ 34.01 Highest $ 49.28 $ 55.77 $ 25.20 $ 110.32 $ 33.57 $ 34.01 STATEMENT OF OPERATIONS For the Year Ended December 31, 2022 T. Rowe Price T. Rowe Price T. Rowe Price T. Rowe Price VanEck VIP VanEck VIP Blue Chip Growth Equity Income International Mid-Cap Emerging Markets Global Resources Portfolio I Portfolio I Stock I Growth I Fund Initial Class Fund Initial Class NET INVESTMENT INCOME (LOSS) Dividends $ — $ 583,347 $ 28,928 $ — $ 11,342 $ 72,740 Charges from Lincoln Benefit Life Company: Mortality and expense risk — — — — — — Policy Administration — — — — — — Net investment income (loss) — 583,347 28,928 — 11,342 72,740 NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS Realized gains (losses) on fund shares: Proceeds from sales 274,819 2,181,233 872,554 1,976,471 115,725 412,809 Cost of investments sold 150,065 1,809,269 924,305 1,849,375 131,378 388,567 Realized gains (losses) on fund shares 124,754 371,964 (51,751) 127,096 (15,653) 24,242 Realized gain distributions 309,726 1,569,867 87,395 376,156 786,988 — Net realized gains (losses) 434,480 1,941,831 35,644 503,252 771,335 24,242 Change in unrealized gains (losses) (4,063,805) (3,605,718) (793,641) (4,281,706) (1,977,611) 263,202 Net realized and change in unrealized gains (losses) on investments (3,629,325) (1,663,887) (757,997) (3,778,454) (1,206,276) 287,444 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS $ (3,629,325) $ (1,080,540) $ (729,069) $ (3,778,454) $ (1,194,934) $ 360,184 LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT STATEMENT OF NET ASSETS As of December 31, 2022 See notes to financial statements. 28

AB VPS AB VPS AB VPS Growth International Small Cap and Income Value Growth Class A Class A Class A 2022 2022 2022 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS Net investment income (loss) $ 10,979 $ 13,288 $ — Net realized gains (losses) 139,520 (382) 530,077 Change in unrealized gains (losses) (185,959) (56,088) (1,252,521) Increase (decrease) in net assets from operations (35,460) (43,182) (722,444) INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS Deposits 93,497 37,881 150,610 Benefits (2,163) (1,732) (1,510) Payments on termination (15,968) (9,900) (55,710) Loans (2,529) 11,814 1,274 Policy maintenance charge (55,145) (21,182) (89,820) Transfers among the sub-accounts and with the Fixed Account - net (55,146) (444) 111,800 Increase (decrease) in net assets from policy transactions (37,454) 16,437 116,644 INCREASE (DECREASE) IN NET ASSETS (72,914) (26,745) (605,800) NET ASSETS AT BEGINNING OF PERIOD 853,405 313,917 1,825,198 NET ASSETS AT END OF PERIOD $ 780,491 $ 287,172 $ 1,219,398 Accumulation Units outstanding at beginning of period 25,314 32,944 27,966 Units issued 924 3,613 4,246 Units redeemed (2,074) (1,671) (1,535) Accumulation Units outstanding at end of period 24,164 34,886 30,677 AB VPS AB VPS Small/Mid Cap Sustainable International Alger Value Thematic Portfolio - Balanced Class A Class A* Class I-2 2022 2022 2022 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS Net investment income (loss) $ 9,670 $ — $ 7,060 Net realized gains (losses) 136,328 82,551 42,416 Change in unrealized gains (losses) (302,498) (294,324) (126,739) Increase (decrease) in net assets from operations (156,500) (211,773) (77,263) INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS Deposits 98,596 62,136 111,969 Benefits — — — Payments on termination (49,318) (39,242) (52,359) Loans 8,559 557 (23,992) Policy maintenance charge (58,215) (35,137) (66,528) Transfers among the sub-accounts and with the Fixed Account - net (24,693) 12,004 (14,765) Increase (decrease) in net assets from policy transactions (25,071) 318 (45,675) INCREASE (DECREASE) IN NET ASSETS (181,571) (211,455) (122,938) NET ASSETS AT BEGINNING OF PERIOD 1,021,072 748,640 709,979 NET ASSETS AT END OF PERIOD $ 839,501 $ 537,185 $ 587,041 Accumulation Units outstanding at beginning of period 28,585 45,232 27,087 Units issued 1,306 4,524 1,822 Units redeemed (2,035) (4,919) (3,657) Accumulation Units outstanding at end of period 27,856 44,837 25,252 *See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2022. LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT STATEMENTS OF CHANGES IN NET ASSETS For the Years Ended December 31, See notes to financial statements. 29

Alger Alger Capital Alger Large Cap Appreciation Income & Growth Growth Class I-2 Class I-2 Class I-2 2022 2022 2022 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS Net investment income (loss) $ — $ 106,917 $ — Net realized gains (losses) 2,681,241 726,351 786,750 Change in unrealized gains (losses) (19,991,315) (2,133,987) (10,286,731) Increase (decrease) in net assets from operations (17,310,074) (1,300,719) (9,499,981) INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS Deposits 1,979,298 241,820 789,051 Benefits (136,223) (125,020) (63,269) Payments on termination (1,142,035) (137,539) (768,416) Loans 17,890 1,292 (52,947) Policy maintenance charge (1,622,418) (318,440) (789,603) Transfers among the sub-accounts and with the Fixed Account - net 770,441 (147,370) 426,782 Increase (decrease) in net assets from policy transactions (133,047) (485,257) (458,402) INCREASE (DECREASE) IN NET ASSETS (17,443,121) (1,785,976) (9,958,383) NET ASSETS AT BEGINNING OF PERIOD 47,551,779 8,841,925 24,747,237 NET ASSETS AT END OF PERIOD $ 30,108,658 $ 7,055,949 $ 14,788,854 Accumulation Units outstanding at beginning of period 423,090 133,330 336,600 Units issued 19,618 958 12,639 Units redeemed (13,979) (9,143) (20,281) Accumulation Units outstanding at end of period 428,729 125,145 328,958 Alger Alger MidCap SmallCap Allspring VT Growth Growth Discovery Class I-2 Class I-2 Fund 2022 2022 2022 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS Net investment income (loss) $ — $ — $ — Net realized gains (losses) 827,290 1,155,326 2,279,023 Change in unrealized gains (losses) (17,008,029) (5,200,588) (5,866,706) Increase (decrease) in net assets from operations (16,180,739) (4,045,262) (3,587,683) INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS Deposits 1,638,018 298,704 223,097 Benefits (87,020) (36,374) (6,473) Payments on termination (1,130,632) (163,258) (194,800) Loans (50,615) (17,603) 19,177 Policy maintenance charge (1,387,336) (317,353) (254,777) Transfers among the sub-accounts and with the Fixed Account - net 1,588,173 358,827 256,854 Increase (decrease) in net assets from policy transactions 570,588 122,943 43,078 INCREASE (DECREASE) IN NET ASSETS (15,610,151) (3,922,319) (3,544,605) NET ASSETS AT BEGINNING OF PERIOD 44,725,522 10,593,535 9,445,522 NET ASSETS AT END OF PERIOD $ 29,115,371 $ 6,671,216 $ 5,900,917 Accumulation Units outstanding at beginning of period 529,792 161,534 117,805 Units issued 31,109 7,327 5,608 Units redeemed (16,355) (4,753) (4,999) Accumulation Units outstanding at end of period 544,546 164,108 118,414 LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT STATEMENTS OF CHANGES IN NET ASSETS For the Years Ended December 31, See notes to financial statements. 30

Allspring VT DWS CROCI® Opportunity DWS Core Equity International FundSM VIP Class A VIP Class A 2022 2022 2022 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS Net investment income (loss) $ — $ 22,530 $ 50,648 Net realized gains (losses) 1,843,424 421,252 (19,439) Change in unrealized gains (losses) (4,144,008) (944,237) (272,055) Increase (decrease) in net assets from operations (2,300,584) (500,455) (240,846) INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS Deposits 326,965 95,134 83,959 Benefits (11,755) (1,830) — Payments on termination (206,804) (48,675) (31,129) Loans 42,133 3,891 2,734 Policy maintenance charge (379,000) (114,587) (66,433) Transfers among the sub-accounts and with the Fixed Account - net (86,952) (30,047) (42,765) Increase (decrease) in net assets from policy transactions (315,413) (96,114) (53,634) INCREASE (DECREASE) IN NET ASSETS (2,615,997) (596,569) (294,480) NET ASSETS AT BEGINNING OF PERIOD 11,178,445 3,251,117 1,867,405 NET ASSETS AT END OF PERIOD $ 8,562,448 $ 2,654,548 $ 1,572,925 Accumulation Units outstanding at beginning of period 201,335 60,195 103,350 Units issued 2,237 1,094 3,505 Units redeemed (8,835) (3,104) (6,580) Accumulation Units outstanding at end of period 194,737 58,185 100,275 DWS DWS Equity 500 Global Income DWS Global Index VIP Builder VIP Small Cap Class A Class A II VIP Class A 2022 2022 2022 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS Net investment income (loss) $ 67,243 $ 110,335 $ 21,839 Net realized gains (losses) 390,368 322,053 656,273 Change in unrealized gains (losses) (1,607,669) (1,081,416) (1,849,399) Increase (decrease) in net assets from operations (1,150,058) (649,028) (1,171,287) INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS Deposits 192,794 181,019 193,615 Benefits (8,514) (16,250) (6,977) Payments on termination (136,190) (123,684) (117,938) Loans (19,758) (26,561) 6,649 Policy maintenance charge (173,990) (181,484) (162,633) Transfers among the sub-accounts and with the Fixed Account - net (20,955) (12,766) 46,035 Increase (decrease) in net assets from policy transactions (166,613) (179,726) (41,249) INCREASE (DECREASE) IN NET ASSETS (1,316,671) (828,754) (1,212,536) NET ASSETS AT BEGINNING OF PERIOD 6,346,190 4,396,775 4,890,122 NET ASSETS AT END OF PERIOD $ 5,029,519 $ 3,568,021 $ 3,677,586 Accumulation Units outstanding at beginning of period 79,448 162,718 80,437 Units issued 779 2,677 2,914 Units redeemed (3,123) (10,177) (3,699) Accumulation Units outstanding at end of period 77,104 155,218 79,652 LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT STATEMENTS OF CHANGES IN NET ASSETS For the Years Ended December 31, See notes to financial statements. 31

DWS Federated Hermes Federated Hermes Small Cap Fund for High Index VIP U.S. Government Income Bond Class A Securities II Fund II Class P 2022 2022 2022 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS Net investment income (loss) $ 13,611 $ 79,708 $ 341,544 Net realized gains (losses) 249,792 (57,802) (75,080) Change in unrealized gains (losses) (627,367) (646,272) (1,107,890) Increase (decrease) in net assets from operations (363,964) (624,366) (841,426) INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS Deposits 80,704 330,970 282,106 Benefits — (7,498) (7,777) Payments on termination (39,058) (134,721) (187,395) Loans (14,445) (53,304) (17,867) Policy maintenance charge (46,052) (314,889) (321,796) Transfers among the sub-accounts and with the Fixed Account - net 55,767 (61,457) (106,038) Increase (decrease) in net assets from policy transactions 36,916 (240,899) (358,767) INCREASE (DECREASE) IN NET ASSETS (327,048) (865,265) (1,200,193) NET ASSETS AT BEGINNING OF PERIOD 1,739,579 5,050,648 7,136,458 NET ASSETS AT END OF PERIOD $ 1,412,531 $ 4,185,383 $ 5,936,265 Accumulation Units outstanding at beginning of period 23,001 213,868 177,415 Units issued 1,550 9,668 3,538 Units redeemed (1,018) (20,623) (13,346) Accumulation Units outstanding at end of period 23,533 202,913 167,607 Federated Hermes Fidelity® VIP Fidelity® VIP Managed Asset ContrafundSM Volatility Manager Portfolio Portfolio Fund II Class P Initial Class Initial Class 2022 2022 2022 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS Net investment income (loss) $ 45,816 $ 178,683 $ 350,639 Net realized gains (losses) 647,797 678,760 6,319,472 Change in unrealized gains (losses) (1,149,045) (2,583,311) (40,406,668) Increase (decrease) in net assets from operations (455,432) (1,725,868) (33,736,557) INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS Deposits 121,945 493,152 4,458,427 Benefits (2,938) (46,641) (704,196) Payments on termination (129,366) (140,065) (3,579,704) Loans (4,916) 24,579 (153,702) Policy maintenance charge (146,925) (483,540) (4,401,761) Transfers among the sub-accounts and with the Fixed Account - net (31,758) (29,828) 20,812 Increase (decrease) in net assets from policy transactions (193,958) (182,343) (4,360,124) INCREASE (DECREASE) IN NET ASSETS (649,390) (1,908,211) (38,096,681) NET ASSETS AT BEGINNING OF PERIOD 3,270,117 11,431,733 129,298,019 NET ASSETS AT END OF PERIOD $ 2,620,727 $ 9,523,522 $ 91,201,338 Accumulation Units outstanding at beginning of period 94,438 268,184 1,354,390 Units issued 2,599 6,009 19,468 Units redeemed (9,236) (10,318) (76,826) Accumulation Units outstanding at end of period 87,801 263,875 1,297,032 LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT STATEMENTS OF CHANGES IN NET ASSETS For the Years Ended December 31, See notes to financial statements. 32

Fidelity® VIP Fidelity® VIP Fidelity® VIP Emerging Equity-Income Government Money Markets Portfolio PortfolioSM Market Portfolio Initial Class Initial Class Initial Class 2022 2022 2022 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS Net investment income (loss) $ 18,183 $ 756,434 $ 451,039 Net realized gains (losses) (4,124) 1,876,287 — Change in unrealized gains (losses) (255,778) (5,298,682) (1) Increase (decrease) in net assets from operations (241,719) (2,665,961) 451,038 INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS Deposits 142,124 1,974,770 2,638,436 Benefits (11,248) (218,361) (102,745) Payments on termination (35,487) (1,386,413) (2,052,850) Loans 12,147 (148,697) 395,913 Policy maintenance charge (78,215) (2,063,797) (2,403,635) Transfers among the sub-accounts and with the Fixed Account - net 37,626 (1,129,027) 2,883,724 Increase (decrease) in net assets from policy transactions 66,947 (2,971,525) 1,358,843 INCREASE (DECREASE) IN NET ASSETS (174,772) (5,637,486) 1,809,881 NET ASSETS AT BEGINNING OF PERIOD 1,172,795 51,018,270 31,214,186 NET ASSETS AT END OF PERIOD $ 998,023 $ 45,380,784 $ 33,024,067 Accumulation Units outstanding at beginning of period 57,782 855,321 2,073,887 Units issued 6,933 8,552 552,124 Units redeemed (3,167) (62,998) (460,478) Accumulation Units outstanding at end of period 61,548 800,875 2,165,533 Fidelity® VIP Fidelity® VIP Growth Fidelity® VIP High & Income Portfolio Growth Portfolio Income Portfolio Initial Class Initial Class Initial Class 2022 2022 2022 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS Net investment income (loss) $ 26,439 $ 289,037 $ 37,455 Net realized gains (losses) 60,014 6,785,810 (8,272) Change in unrealized gains (losses) (164,317) (30,814,503) (119,302) Increase (decrease) in net assets from operations (77,864) (23,739,656) (90,119) INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS Deposits 197,919 2,650,970 104,909 Benefits (275) (191,538) — Payments on termination (68,610) (1,935,238) (22,585) Loans (4,401) (169,537) (1,650) Policy maintenance charge (127,239) (3,156,056) (61,074) Transfers among the sub-accounts and with the Fixed Account - net (3,306) 55,012 (16,134) Increase (decrease) in net assets from policy transactions (5,912) (2,746,387) 3,466 INCREASE (DECREASE) IN NET ASSETS (83,776) (26,486,043) (86,653) NET ASSETS AT BEGINNING OF PERIOD 1,631,627 97,340,040 788,564 NET ASSETS AT END OF PERIOD $ 1,547,851 $ 70,853,997 $ 701,911 Accumulation Units outstanding at beginning of period 48,374 1,007,277 36,191 Units issued 3,434 9,246 2,901 Units redeemed (3,528) (42,728) (2,744) Accumulation Units outstanding at end of period 48,280 973,795 36,348 LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT STATEMENTS OF CHANGES IN NET ASSETS For the Years Ended December 31, See notes to financial statements. 33

Fidelity® VIP Fidelity® VIP Fidelity® VIP Investment Grade Index 500 Portfolio Index 500 Portfolio Bond Portfolio Initial Class Service Class Initial Class 2022 2022 2022 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS Net investment income (loss) $ 1,201,105 $ 165,478 $ 175,471 Net realized gains (losses) 3,566,239 476,687 359,980 Change in unrealized gains (losses) (23,033,136) (3,186,713) (1,627,565) Increase (decrease) in net assets from operations (18,265,792) (2,544,548) (1,092,114) INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS Deposits 3,072,984 1,630,443 679,449 Benefits (568,480) (1,312) (40,659) Payments on termination (1,892,762) (514,132) (253,266) Loans (90,792) (35,131) 47,341 Policy maintenance charge (3,341,196) (1,018,724) (411,290) Transfers among the sub-accounts and with the Fixed Account - net (1,081,620) (99,584) (5,621) Increase (decrease) in net assets from policy transactions (3,901,866) (38,440) 15,954 INCREASE (DECREASE) IN NET ASSETS (22,167,658) (2,582,988) (1,076,160) NET ASSETS AT BEGINNING OF PERIOD 101,395,638 13,877,596 8,430,758 NET ASSETS AT END OF PERIOD $ 79,227,980 $ 11,294,608 $ 7,354,598 Accumulation Units outstanding at beginning of period 1,551,872 316,822 392,131 Units issued 14,452 19,867 21,036 Units redeemed (83,015) (21,096) (20,293) Accumulation Units outstanding at end of period 1,483,309 315,593 392,874 Fidelity® VIP Fidelity® VIP Mid Fidelity® VIP Real Cap Portfolio Overseas Portfolio Estate Portfolio Initial Class Initial Class Initial Class 2022 2022 2022 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS Net investment income (loss) $ 22,661 $ 154,352 $ 37,104 Net realized gains (losses) 299,396 262,066 100,760 Change in unrealized gains (losses) (1,097,916) (5,467,724) (1,041,699) Increase (decrease) in net assets from operations (775,859) (5,051,306) (903,835) INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS Deposits 557,754 915,613 392,422 Benefits (13,748) (51,806) (5,184) Payments on termination (193,542) (438,961) (91,736) Loans (36,553) 9,572 (17,059) Policy maintenance charge (323,241) (717,597) (204,751) Transfers among the sub-accounts and with the Fixed Account - net (107,289) 188,494 (22,506) Increase (decrease) in net assets from policy transactions (116,619) (94,685) 51,186 INCREASE (DECREASE) IN NET ASSETS (892,478) (5,145,991) (852,649) NET ASSETS AT BEGINNING OF PERIOD 5,253,588 20,696,547 3,335,857 NET ASSETS AT END OF PERIOD $ 4,361,110 $ 15,550,556 $ 2,483,208 Accumulation Units outstanding at beginning of period 147,480 526,458 119,331 Units issued 5,662 17,340 9,476 Units redeemed (9,545) (18,995) (6,264) Accumulation Units outstanding at end of period 143,597 524,803 122,543 LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT STATEMENTS OF CHANGES IN NET ASSETS For the Years Ended December 31, See notes to financial statements. 34

Fidelity® VIP Value Franklin Templeton Franklin Templeton Strategies Portfolio Global Bond Income Initial Class VIP Fund Class 1 VIP Fund Class 1 2022 2022 2022 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS Net investment income (loss) $ 6,358 $ — $ 54,904 Net realized gains (losses) 36,870 (20,618) 25,669 Change in unrealized gains (losses) (75,697) (27,824) (141,250) Increase (decrease) in net assets from operations (32,469) (48,442) (60,677) INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS Deposits 64,615 128,466 158,436 Benefits (13,778) (1,003) (20,035) Payments on termination (4,605) (29,508) (26,598) Loans (6,253) (3,256) (3,420) Policy maintenance charge (38,486) (68,111) (101,877) Transfers among the sub-accounts and with the Fixed Account - net 66,712 (44,627) (40,360) Increase (decrease) in net assets from policy transactions 68,205 (18,039) (33,854) INCREASE (DECREASE) IN NET ASSETS 35,736 (66,481) (94,531) NET ASSETS AT BEGINNING OF PERIOD 522,268 1,026,829 1,186,193 NET ASSETS AT END OF PERIOD $ 558,004 $ 960,348 $ 1,091,662 Accumulation Units outstanding at beginning of period 15,342 65,179 51,570 Units issued 5,420 3,773 2,611 Units redeemed (3,132) (4,887) (4,098) Accumulation Units outstanding at end of period 17,630 64,065 50,083 Franklin Templeton Franklin Templeton Franklin Templeton Mutual Global Mutual Small Discovery Shares Cap Value VIP Fund Class 1 VIP Fund Class 1 VIP Fund Class 1 2022 2022 2022 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS Net investment income (loss) $ 21,848 $ 12,707 $ 21,453 Net realized gains (losses) 105,653 64,702 303,085 Change in unrealized gains (losses) (189,295) (123,221) (516,629) Increase (decrease) in net assets from operations (61,794) (45,812) (192,091) INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS Deposits 183,369 56,910 185,761 Benefits — — (17,996) Payments on termination (21,219) (17,054) (83,448) Loans (6,940) (2,155) (7,495) Policy maintenance charge (101,987) (35,499) (124,023) Transfers among the sub-accounts and with the Fixed Account - net (70,759) (31,054) (75,893) Increase (decrease) in net assets from policy transactions (17,536) (28,852) (123,094) INCREASE (DECREASE) IN NET ASSETS (79,330) (74,664) (315,185) NET ASSETS AT BEGINNING OF PERIOD 1,391,957 651,299 1,997,699 NET ASSETS AT END OF PERIOD $ 1,312,627 $ 576,635 $ 1,682,514 Accumulation Units outstanding at beginning of period 59,576 28,937 58,758 Units issued 2,361 862 1,719 Units redeemed (3,096) (2,205) (5,603) Accumulation Units outstanding at end of period 58,841 27,594 54,874 LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT STATEMENTS OF CHANGES IN NET ASSETS For the Years Ended December 31, See notes to financial statements. 35

Franklin Templeton Franklin Templeton Franklin Templeton Small-Mid Strategic U.S. Government Cap Growth Income Securities VIP Fund Class 1 VIP Fund Class 1 VIP Fund Class 1 2022 2022 2022 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS Net investment income (loss) $ — $ 29,357 $ 13,731 Net realized gains (losses) 285,091 (9,202) (7,329) Change in unrealized gains (losses) (890,644) (97,051) (59,759) Increase (decrease) in net assets from operations (605,553) (76,896) (53,357) INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS Deposits 161,369 75,870 42,819 Benefits — — — Payments on termination (26,233) (13,670) (15,118) Loans (2,622) (2,878) (425) Policy maintenance charge (88,341) (45,686) (27,071) Transfers among the sub-accounts and with the Fixed Account - net 50,595 (30,257) (13,889) Increase (decrease) in net assets from policy transactions 94,768 (16,621) (13,684) INCREASE (DECREASE) IN NET ASSETS (510,785) (93,517) (67,041) NET ASSETS AT BEGINNING OF PERIOD 1,776,298 732,738 557,457 NET ASSETS AT END OF PERIOD $ 1,265,513 $ 639,221 $ 490,416 Accumulation Units outstanding at beginning of period 37,628 39,745 39,377 Units issued 4,180 1,633 2,320 Units redeemed (1,483) (2,657) (3,418) Accumulation Units outstanding at end of period 40,325 38,721 38,279 Guggenheim Invesco Invesco VT U.S. Oppenheimer VI Oppenheimer VI Long Short International Growth International Growth Equity Fund Fund Series I Fund Series II 2022 2022 2022 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS Net Investment Income (loss) $ 4,747 $ — $ (10,341) Net realized gains (losses) 11,506 399,643 265,550 Change in unrealized gains (losses) (181,717) (1,141,227) (802,408) Increase (decrease) in net assets from operations (165,464) (741,584) (547,199) INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS Deposits 76,106 202,931 48,781 Benefits — (11,512) (10,635) Payments on termination (37,484) (130,674) (134,999) Loans 838 424 (6,897) Policy Maintenance Charge (46,461) (111,819) (66,222) Transfers among the sub-accounts and with the Fixed Account - net (42,214) 71,231 79,272 Increase (decrease) in net assets from policy transactions (49,215) 20,581 (90,700) INCREASE (DECREASE) IN NET ASSETS (214,679) (721,003) (637,899) NET ASSETS AT BEGINNING OF PERIOD 1,165,714 2,759,394 2,004,999 NET ASSETS AT END OF PERIOD $ 951,035 $ 2,038,391 $ 1,367,100 Accumulation Units outstanding at beginning of period 35,856 78,257 54,614 Units issued 1,043 8,757 6,344 Units redeemed (2,731) (6,878) (9,472) Accumulation Units outstanding at end of period 34,168 80,136 51,486 LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT STATEMENTS OF CHANGES IN NET ASSETS For the Years Ended December 31, See notes to financial statements. 36

Invesco V.I. Invesco V.I. Invesco V.I. Conservative American American Balance Franchise Value Fund - Series I 2022 2022 2022 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS Net investment income (loss) $ — $ 115,708 $ 6,351 Net realized gains (losses) 786,639 3,315,607 41,794 Change in unrealized gains (losses) (1,908,645) (3,961,690) (142,808) Increase (decrease) in net assets from operations (1,122,006) (530,375) (94,663) INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS Deposits 148,279 846,479 73,149 Benefits (15,446) (46,575) — Payments on termination (161,093) (537,878) (54,399) Loans 7,104 (31,366) 1,988 Policy maintenance charge (105,654) (805,913) (42,366) Transfers among the sub-accounts and with the Fixed Account - net 50,364 (465,004) (20,780) Increase (decrease) in net assets from policy transactions (76,446) (1,040,257) (42,408) INCREASE (DECREASE) IN NET ASSETS (1,198,452) (1,570,632) (137,071) NET ASSETS AT BEGINNING OF PERIOD 3,654,846 18,978,508 576,037 NET ASSETS AT END OF PERIOD $ 2,456,394 $ 17,407,876 $ 438,966 Accumulation Units outstanding at beginning of period 85,898 419,789 31,621 Units issued 3,549 8,896 2,466 Units redeemed (5,641) (32,037) (5,106) Accumulation Units outstanding at end of period 83,806 396,648 28,981 Invesco V.I. Invesco V.I. Core Bond Invesco V.I. Core Plus Bond Fund - Series I* Core Equity Fund - Series I* 2022 2022 2022 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS Net investment income (loss) $ 11,332 $ 6,228 $ 1,916 Net realized gains (losses) (52,980) 108,298 (311) Change in unrealized gains (losses) 5,424 (281,682) (17,982) Increase (decrease) in net assets from operations (36,224) (167,156) (16,377) INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS Deposits 13,136 43,294 30,856 Benefits — (2,769) — Payments on termination (4,666) (23,514) (2,963) Loans 155 (6,742) 559 Policy maintenance charge (8,110) (34,602) (17,281) Transfers among the sub-accounts and with the Fixed Account - net (337,665) (10,811) 333,127 Increase (decrease) in net assets from policy transactions (337,150) (35,144) 344,298 INCREASE (DECREASE) IN NET ASSETS (373,374) (202,300) 327,921 NET ASSETS AT BEGINNING OF PERIOD 373,374 830,000 — NET ASSETS AT END OF PERIOD $ — $ 627,700 $ 327,921 Accumulation Units outstanding at beginning of period 30,756 22,531 — Units issued 710 1,004 35,854 Units redeemed (31,466) (2,089) (1,410) Accumulation Units outstanding at end of period — 21,446 34,444 LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT STATEMENTS OF CHANGES IN NET ASSETS For the Years Ended December 31, See notes to financial statements. 37

Invesco V.I. Invesco V.I. Discovery Mid Cap Discovery Mid Cap Invesco V.I. Growth Fund - Growth Fund - Global Fund - Series I Series II Series I 2022 2022 2022 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS Net investment income (loss) $ — $ (6,086) $ — Net realized gains (losses) 1,644,484 537,545 274,165 Change in unrealized gains (losses) (4,075,771) (1,300,386) (897,397) Increase (decrease) in net assets from operations (2,431,287) (768,927) (623,232) INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS Deposits 296,003 62,063 155,078 Benefits (14,012) (11,504) — Payments on termination (172,229) (26,176) (46,919) Loans 41,722 (17,023) 10,324 Policy maintenance charge (217,423) (71,083) (90,115) Transfers among the sub-accounts and with the Fixed Account - net (29,240) (26,339) 96,110 Increase (decrease) in net assets from policy transactions (95,179) (90,062) 124,478 INCREASE (DECREASE) IN NET ASSETS (2,526,466) (858,989) (498,754) NET ASSETS AT BEGINNING OF PERIOD 7,858,509 2,464,421 1,924,247 NET ASSETS AT END OF PERIOD $ 5,332,043 $ 1,605,432 $ 1,425,493 Accumulation Units outstanding at beginning of period 134,811 141,093 54,788 Units issued 5,791 14,683 6,669 Units redeemed (8,072) (21,887) (1,975) Accumulation Units outstanding at end of period 132,530 133,889 59,482 Invesco Invesco V.I. V.I. Global Invesco V.I. Global Fund - Strategic Income - Government Series II Fund Series I Securities 2022 2022 2022 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS Net investment income (loss) $ — $ — $ 23,905 Net realized gains (losses) 2,199,692 (4,342) (10,587) Change in unrealized gains (losses) (7,221,974) (31,989) (143,883) Increase (decrease) in net assets from operations (5,022,282) (36,331) (130,565) INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS Deposits 715,144 34,918 161,914 Benefits (14,327) — — Payments on termination (367,354) (5,777) (20,489) Loans 14,592 84 598 Policy maintenance charge (471,660) (20,256) (84,426) Transfers among the sub-accounts and with the Fixed Account - net 456,436 (6,192) (49,252) Increase (decrease) in net assets from policy transactions 332,831 2,777 8,345 INCREASE (DECREASE) IN NET ASSETS (4,689,451) (33,554) (122,220) NET ASSETS AT BEGINNING OF PERIOD 15,704,679 313,383 1,263,466 NET ASSETS AT END OF PERIOD $ 11,015,228 $ 279,829 $ 1,141,246 Accumulation Units outstanding at beginning of period 289,929 20,040 99,181 Units issued 18,557 1,228 9,163 Units redeemed (9,714) (1,058) (8,478) Accumulation Units outstanding at end of period 298,772 20,210 99,866 LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT STATEMENTS OF CHANGES IN NET ASSETS For the Years Ended December 31, See notes to financial statements. 38

Invesco V.I. Invesco V.I. Growth and Growth and Income Fund Income Fund Invesco V.I. Series I Series II High Yield 2022 2022 2022 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS Net investment income (loss) $ 121,570 $ 55,135 $ 17,450 Net realized gains (losses) 757,353 586,118 (2,614) Change in unrealized gains (losses) (1,332,655) (1,006,156) (53,737) Increase (decrease) in net assets from operations (453,732) (364,903) (38,901) INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS Deposits 417,042 172,545 27,488 Benefits (7,837) (52,845) — Payments on termination (241,648) (154,361) (6,790) Loans (10,329) (32,659) (3,528) Policy maintenance charge (308,004) (250,690) (23,378) Transfers among the sub-accounts and with the Fixed Account - net (344,530) (193,945) (7,017) Increase (decrease) in net assets from policy transactions (495,306) (511,955) (13,225) INCREASE (DECREASE) IN NET ASSETS (949,038) (876,858) (52,126) NET ASSETS AT BEGINNING OF PERIOD 8,027,829 6,078,023 411,075 NET ASSETS AT END OF PERIOD $ 7,078,791 $ 5,201,165 $ 358,949 Accumulation Units outstanding at beginning of period 145,212 142,628 24,694 Units issued 2,681 3,479 637 Units redeemed (11,548) (15,690) (1,491) Accumulation Units outstanding at end of period 136,345 130,417 23,840 Invesco V.I. Invesco V.I. Invesco V.I. Main Street Main Street Small Main Street Mid Cap Cap Fund® - Fund® - Series I Fund - Series I Series I 2022 2022 2022 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS Net investment income (loss) $ 12,497 $ 10,327 $ 77,318 Net realized gains (losses) 322,950 611,545 1,827,247 Change in unrealized gains (losses) (531,473) (1,089,958) (4,537,055) Increase (decrease) in net assets from operations (196,026) (468,086) (2,632,490) INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS Deposits 94,708 176,594 850,620 Benefits — (9,909) (20,677) Payments on termination (16,924) (67,874) (545,246) Loans (2,537) 2,954 8,910 Policy maintenance charge (56,970) (126,114) (619,779) Transfers among the sub-accounts and with the Fixed Account - net (8,905) (14,989) (257,694) Increase (decrease) in net assets from policy transactions 9,372 (39,338) (583,866) INCREASE (DECREASE) IN NET ASSETS (186,654) (507,424) (3,216,356) NET ASSETS AT BEGINNING OF PERIOD 976,031 3,304,178 16,793,888 NET ASSETS AT END OF PERIOD $ 789,377 $ 2,796,754 $ 13,577,532 Accumulation Units outstanding at beginning of period 50,598 82,963 214,612 Units issued 2,269 2,120 3,378 Units redeemed (1,630) (3,181) (11,947) Accumulation Units outstanding at end of period 51,237 81,902 206,043 LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT STATEMENTS OF CHANGES IN NET ASSETS For the Years Ended December 31, See notes to financial statements. 39

Invesco V.I. Main Street Small Janus Henderson Janus Henderson Cap Fund® - Balanced Portfolio Balanced Portfolio Series II Institutional Shares Service Shares 2022 2022 2022 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS Net investment income (loss) $ 5,203 $ 399,230 $ 90,035 Net realized gains (losses) 1,032,861 2,133,082 492,060 Change in unrealized gains (losses) (2,402,763) (10,205,852) (2,371,705) Increase (decrease) in net assets from operations (1,364,699) (7,673,540) (1,789,610) INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS Deposits 209,511 1,944,709 546,551 Benefits (73,851) (303,891) (23,844) Payments on termination (170,609) (1,128,483) (284,088) Loans (52,219) (31,938) (33,443) Policy maintenance charge (270,241) (2,083,083) (401,978) Transfers among the sub-accounts and with the Fixed Account - net (741,358) (448,775) (213,329) Increase (decrease) in net assets from policy transactions (1,098,767) (2,051,461) (410,131) INCREASE (DECREASE) IN NET ASSETS (2,463,466) (9,725,001) (2,199,741) NET ASSETS AT BEGINNING OF PERIOD 8,639,081 46,790,379 10,875,324 NET ASSETS AT END OF PERIOD $ 6,175,615 $ 37,065,378 $ 8,675,583 Accumulation Units outstanding at beginning of period 135,377 595,647 190,831 Units issued 14,940 9,739 4,418 Units redeemed (34,573) (34,098) (12,679) Accumulation Units outstanding at end of period 115,744 571,288 182,570 Janus Henderson Janus Henderson Flexible Janus Henderson Enterprise Portfolio Bond Portfolio Forty Portfolio Institutional Shares Institutional Shares Institutional Shares 2022 2022 2022 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS Net investment income (loss) $ (44,499) $ 138,158 $ 16,683 Net realized gains (losses) 9,931,119 61,525 1,638,326 Change in unrealized gains (losses) (20,299,222) (1,100,408) (6,311,981) Increase (decrease) in net assets from operations (10,412,602) (900,725) (4,656,972) INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS Deposits 1,565,308 354,925 671,503 Benefits (322,461) (50,626) (7,904) Payments on termination (1,506,268) (195,164) (266,765) Loans 10,836 50,891 (13,715) Policy maintenance charge (2,054,524) (333,831) (461,765) Transfers among the sub-accounts and with the Fixed Account - net (293,292) (26,707) 271,687 Increase (decrease) in net assets from policy transactions (2,600,401) (200,512) 193,041 INCREASE (DECREASE) IN NET ASSETS (13,013,003) (1,101,237) (4,463,931) NET ASSETS AT BEGINNING OF PERIOD 64,851,094 6,577,743 13,847,104 NET ASSETS AT END OF PERIOD $ 51,838,091 $ 5,476,506 $ 9,383,173 Accumulation Units outstanding at beginning of period 543,451 199,103 173,142 Units issued 4,446 6,398 11,719 Units redeemed (28,616) (12,937) (6,637) Accumulation Units outstanding at end of period 519,281 192,564 178,224 LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT STATEMENTS OF CHANGES IN NET ASSETS For the Years Ended December 31, See notes to financial statements. 40

Janus Henderson Janus Henderson Janus Henderson Global Research Global Research Global Portfolio Portfolio Technology Portfolio Institutional Shares Service Shares Institutional Shares 2022 2022 2022 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS Net investment income (loss) $ 238,528 $ 13,551 $ — Net realized gains (losses) 4,295,982 214,006 318,438 Change in unrealized gains (losses) (12,162,799) (583,584) (1,145,956) Increase (decrease) in net assets from operations (7,628,289) (356,027) (827,518) INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS Deposits 1,279,794 75,074 195,655 Benefits (156,783) (4,087) (5,576) Payments on termination (928,664) (30,076) (27,791) Loans (65,313) 1,093 (1,256) Policy maintenance charge (1,503,809) (54,964) (112,729) Transfers among the sub-accounts and with the Fixed Account - net (109,219) (47,007) 45,394 Increase (decrease) in net assets from policy transactions (1,483,994) (59,967) 93,697 INCREASE (DECREASE) IN NET ASSETS (9,112,283) (415,994) (733,821) NET ASSETS AT BEGINNING OF PERIOD 39,169,843 1,842,746 2,242,501 NET ASSETS AT END OF PERIOD $ 30,057,560 $ 1,426,752 $ 1,508,680 Accumulation Units outstanding at beginning of period 737,283 36,595 25,851 Units issued 4,205 1,158 3,317 Units redeemed (36,878) (2,508) (1,583) Accumulation Units outstanding at end of period 704,610 35,245 27,585 Janus Henderson Janus Henderson Janus Henderson Mid Cap Mid Cap Overseas Value Portfolio Value Portfolio Portfolio Institutional Shares Service Shares Institutional Shares 2022 2022 2022 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS Net investment income (loss) $ 10,924 $ 58,399 $ 22,344 Net realized gains (losses) 66,492 420,103 10,193 Change in unrealized gains (losses) (127,267) (791,249) (156,815) Increase (decrease) in net assets from operations (49,851) (312,747) (124,278) INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS Deposits 103,444 284,267 144,514 Benefits — (4,172) — Payments on termination (19,143) (144,857) (49,809) Loans (306) (4,339) 11,887 Policy maintenance charge (64,080) (200,463) (77,950) Transfers among the sub-accounts and with the Fixed Account - net (43,771) (151,065) (77,054) Increase (decrease) in net assets from policy transactions (23,856) (220,629) (48,412) INCREASE (DECREASE) IN NET ASSETS (73,707) (533,376) (172,690) NET ASSETS AT BEGINNING OF PERIOD 895,564 5,473,228 1,434,555 NET ASSETS AT END OF PERIOD $ 821,857 $ 4,939,852 $ 1,261,865 Accumulation Units outstanding at beginning of period 31,364 126,634 109,441 Units issued 1,035 1,113 6,232 Units redeemed (1,921) (6,449) (10,343) Accumulation Units outstanding at end of period 30,478 121,298 105,330 LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT STATEMENTS OF CHANGES IN NET ASSETS For the Years Ended December 31, See notes to financial statements. 41

Janus Henderson Janus Henderson Lazard Retirement Overseas Research Emerging Portfolio Portfolio Markets Service Shares Institutional Shares Equity Portfolio 2022 2022 2022 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS Net investment income (loss) $ 89,341 $ (65,376) $ 41,916 Net realized gains (losses) (20,239) 7,665,325 4,694 Change in unrealized gains (losses) (633,989) (23,156,376) (255,045) Increase (decrease) in net assets from operations (564,887) (15,556,427) (208,435) INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS Deposits 346,627 1,264,126 109,242 Benefits (29,319) (155,125) (323) Payments on termination (141,903) (1,421,502) (59,943) Loans 2,169 (32,288) (7,333) Policy maintenance charge (261,129) (1,726,151) (62,419) Transfers among the sub-accounts and with the Fixed Account - net (196,119) 173,334 (8,878) Increase (decrease) in net assets from policy transactions (279,674) (1,897,606) (29,654) INCREASE (DECREASE) IN NET ASSETS (844,561) (17,454,033) (238,089) NET ASSETS AT BEGINNING OF PERIOD 6,281,578 52,262,952 1,440,367 NET ASSETS AT END OF PERIOD $ 5,437,017 $ 34,808,919 $ 1,202,278 Accumulation Units outstanding at beginning of period 496,143 628,267 22,427 Units issued 21,145 5,423 1,325 Units redeemed (45,782) (34,552) (1,698) Accumulation Units outstanding at end of period 471,506 599,138 22,054 Legg Mason Legg Mason Western ClearBridge Variable Assets Variable MFS® High Large Cap Value Global High Yield Yield Portfolio Portfolio Class I Bond Portfolio Class I Initial Class 2022 2022 2022 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS Net investment income (loss) $ 53,195 $ 148,328 $ 78,768 Net realized gains (losses) 229,462 (18,786) (10,590) Change in unrealized gains (losses) (656,005) (472,224) (231,876) Increase (decrease) in net assets from operations (373,348) (342,682) (163,698) INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS Deposits 189,943 154,339 115,478 Benefits (3,094) (1,565) (7,646) Payments on termination (84,584) (64,407) (26,504) Loans (14,699) 4,634 (1,493) Policy maintenance charge (189,209) (100,040) (77,546) Transfers among the sub-accounts and with the Fixed Account - net (795,238) (9,324) (29,541) Increase (decrease) in net assets from policy transactions (896,881) (16,363) (27,252) INCREASE (DECREASE) IN NET ASSETS (1,270,229) (359,045) (190,950) NET ASSETS AT BEGINNING OF PERIOD 5,564,631 2,488,391 1,566,815 NET ASSETS AT END OF PERIOD $ 4,294,402 $ 2,129,346 $ 1,375,865 Accumulation Units outstanding at beginning of period 125,505 88,780 104,098 Units issued 20,852 2,763 2,932 Units redeemed (42,503) (3,490) (4,878) Accumulation Units outstanding at end of period 103,854 88,053 102,152 LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT STATEMENTS OF CHANGES IN NET ASSETS For the Years Ended December 31, See notes to financial statements. 42

MFS® Mass MFS® Investors Investors Growth MFS® New Trust Stock Portfolio Discovery Series Initial Class Initial Class Series Initial Class 2022 2022 2022 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS Net investment income (loss) $ 41,831 $ 1,765 $ — Net realized gains (losses) 956,888 239,585 3,742,222 Change in unrealized gains (losses) (2,200,985) (624,172) (8,599,325) Increase (decrease) in net assets from operations (1,202,266) (382,822) (4,857,103) INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS Deposits 213,959 70,425 488,609 Benefits (23,249) (888) (37,897) Payments on termination (189,177) (52,682) (365,113) Loans (3,434) (781) 16,563 Policy maintenance charge (276,627) (67,445) (475,443) Transfers among the sub-accounts and with the Fixed Account - net (67,757) 13,417 470,328 Increase (decrease) in net assets from policy transactions (346,285) (37,954) 97,047 INCREASE (DECREASE) IN NET ASSETS (1,548,551) (420,776) (4,760,056) NET ASSETS AT BEGINNING OF PERIOD 7,399,306 2,009,285 16,236,541 NET ASSETS AT END OF PERIOD $ 5,850,755 $ 1,588,509 $ 11,476,485 Accumulation Units outstanding at beginning of period 131,481 68,696 136,916 Units issued 1,114 1,540 4,944 Units redeemed (8,104) (2,972) (4,084) Accumulation Units outstanding at end of period 124,491 67,264 137,776 MFS® Total Return MFS® Utilities MFS® Value Series Initial Class Series Initial Class Series Initial Class 2022 2022 2022 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS Net investment income (loss) $ 224,919 $ 85,349 $ 38,860 Net realized gains (losses) 1,215,109 180,491 214,472 Change in unrealized gains (losses) (2,828,501) (232,036) (438,131) Increase (decrease) in net assets from operations (1,388,473) 33,804 (184,799) INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS Deposits 594,858 224,432 120,077 Benefits (85,687) (11,027) — Payments on termination (241,078) (89,553) (58,959) Loans (22,615) 4,046 2,339 Policy maintenance charge (575,727) (166,509) (114,585) Transfers among the sub-accounts and with the Fixed Account - net (162,623) 117,488 (86,234) Increase (decrease) in net assets from policy transactions (492,872) 78,877 (137,362) INCREASE (DECREASE) IN NET ASSETS (1,881,345) 112,681 (322,161) NET ASSETS AT BEGINNING OF PERIOD 14,580,563 3,477,028 3,087,685 NET ASSETS AT END OF PERIOD $ 12,699,218 $ 3,589,709 $ 2,765,524 Accumulation Units outstanding at beginning of period 301,767 37,511 60,462 Units issued 2,524 2,919 1,118 Units redeemed (13,607) (1,993) (4,027) Accumulation Units outstanding at end of period 290,684 38,437 57,553 LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT STATEMENTS OF CHANGES IN NET ASSETS For the Years Ended December 31, See notes to financial statements. 43

MFS® VIT MFS® VIT New Discovery MFS® VIT Growth Series Series Research Series Initial Class Service Class Initial Class 2022 2022 2022 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS Net investment income (loss) $ — $ (5,190) $ 26,736 Net realized gains (losses) 1,459,537 235,357 779,735 Change in unrealized gains (losses) (6,137,617) (533,438) (1,893,255) Increase (decrease) in net assets from operations (4,678,080) (303,271) (1,086,784) INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS Deposits 499,264 28,459 112,894 Benefits (52,543) (2,520) (134) Payments on termination (174,773) (22,107) (261,526) Loans (1,343) (25,554) 1,207 Policy maintenance charge (416,624) (40,349) (140,482) Transfers among the sub-accounts and with the Fixed Account - net (71,774) 34,977 (37,936) Increase (decrease) in net assets from policy transactions (217,793) (27,094) (325,977) INCREASE (DECREASE) IN NET ASSETS (4,895,873) (330,365) (1,412,761) NET ASSETS AT BEGINNING OF PERIOD 14,813,571 998,832 6,398,855 NET ASSETS AT END OF PERIOD $ 9,917,698 $ 668,467 $ 4,986,094 Accumulation Units outstanding at beginning of period 164,669 16,908 102,243 Units issued 5,014 1,181 1,354 Units redeemed (8,423) (1,811) (7,365) Accumulation Units outstanding at end of period 161,260 16,278 96,232 Morgan Stanley Morgan Stanley VIF Emerging Morgan Stanley VIF U.S. Markets Equity VIF Growth Real Estate Portfolio Class I Portfolio Class I Portfolio Class I 2022 2022 2022 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS Net investment income (loss) $ 2,264 $ (7,163) $ 74,551 Net realized gains (losses) 52,733 2,237,339 1,357,522 Change in unrealized gains (losses) (216,892) (7,654,432) (3,389,704) Increase (decrease) in net assets from operations (161,895) (5,424,256) (1,957,631) INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS Deposits 48,712 245,619 410,661 Benefits — (4,952) (5,654) Payments on termination (10,538) (220,822) (251,103) Loans (10,375) (11,973) 6,398 Policy maintenance charge (27,254) (215,148) (279,884) Transfers among the sub-accounts and with the Fixed Account - net 12,417 306,739 (71,659) Increase (decrease) in net assets from policy transactions 12,962 99,463 (191,241) INCREASE (DECREASE) IN NET ASSETS (148,933) (5,324,793) (2,148,872) NET ASSETS AT BEGINNING OF PERIOD 645,421 8,916,320 7,418,678 NET ASSETS AT END OF PERIOD $ 496,488 $ 3,591,527 $ 5,269,806 Accumulation Units outstanding at beginning of period 49,893 68,580 119,704 Units issued 5,467 7,297 4,020 Units redeemed (4,130) (6,377) (7,158) Accumulation Units outstanding at end of period 51,230 69,500 116,566 LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT STATEMENTS OF CHANGES IN NET ASSETS For the Years Ended December 31, See notes to financial statements. 44

Morningstar Morningstar Morningstar Aggressive Growth Balanced ETF Conservative ETF ETF Asset Allocation Asset Allocation Asset Allocation Portfolio Class I Portfolio Class I Portfolio Class I 2022 2022 2022 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS Net investment income (loss) $ 213,215 $ 230,445 $ 19,560 Net realized gains (losses) 551,008 518,837 26,828 Change in unrealized gains (losses) (2,485,972) (2,381,244) (199,946) Increase (decrease) in net assets from operations (1,721,749) (1,631,962) (153,558) INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS Deposits 1,870,023 1,638,567 151,516 Benefits (34,473) (25,629) (25,569) Payments on termination (429,098) (543,702) (74,678) Loans (381,768) (245,878) (9,430) Policy maintenance charge (1,031,532) (1,175,729) (147,793) Transfers among the sub-accounts and with the Fixed Account - net 196,794 331,412 1,606 Increase (decrease) in net assets from policy transactions 189,946 (20,959) (104,348) INCREASE (DECREASE) IN NET ASSETS (1,531,803) (1,652,921) (257,906) NET ASSETS AT BEGINNING OF PERIOD 13,387,391 12,782,527 1,350,828 NET ASSETS AT END OF PERIOD $ 11,855,588 $ 11,129,606 $ 1,092,922 Accumulation Units outstanding at beginning of period 523,079 570,890 80,541 Units issued 44,378 44,862 5,059 Units redeemed (35,094) (47,008) (11,851) Accumulation Units outstanding at end of period 532,363 568,744 73,749 Morningstar Morningstar Income PIMCO VIT Growth ETF and Growth ETF Int. Bond Asset Allocation Asset Allocation U.S. Dollar-Hedged Portfolio Class I Portfolio Class I Admin. Shares 2022 2022 2022 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS Net investment income (loss) $ 369,501 $ 52,856 $ 41,000 Net realized gains (losses) 907,990 95,294 (14,746) Change in unrealized gains (losses) (4,235,470) (489,988) (349,006) Increase (decrease) in net assets from operations (2,957,979) (341,838) (322,752) INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS Deposits 2,791,801 341,412 197,115 Benefits — (4,876) (23,495) Payments on termination (1,367,160) (77,835) (37,467) Loans (178,943) 1,354 20,911 Policy maintenance charge (1,707,561) (296,223) (193,385) Transfers among the sub-accounts and with the Fixed Account - net (280,215) (15,902) (112,580) Increase (decrease) in net assets from policy transactions (742,078) (52,070) (148,901) INCREASE (DECREASE) IN NET ASSETS (3,700,057) (393,908) (471,653) NET ASSETS AT BEGINNING OF PERIOD 22,991,440 2,769,229 3,206,454 NET ASSETS AT END OF PERIOD $ 19,291,383 $ 2,375,321 $ 2,734,801 Accumulation Units outstanding at beginning of period 933,857 140,802 126,787 Units issued 51,073 9,950 5,082 Units redeemed (79,243) (12,604) (11,721) Accumulation Units outstanding at end of period 905,687 138,148 120,148 LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT STATEMENTS OF CHANGES IN NET ASSETS For the Years Ended December 31, See notes to financial statements. 45

PIMCO VIT PIMCO VIT Real Total Return Putnam Return Portfolio Portfolio VT High Yield Admin. Shares Admin. Shares Fund Class IA 2022 2022 2022 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS Net investment income (loss) $ 286,797 $ 333,048 $ 61,857 Net realized gains (losses) (14,991) (140,206) (14,959) Change in unrealized gains (losses) (801,089) (2,321,138) (191,206) Increase (decrease) in net assets from operations (529,283) (2,128,296) (144,308) INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS Deposits 272,034 787,848 56,068 Benefits (254) (89,293) (339) Payments on termination (134,511) (343,443) (54,041) Loans (16,977) (85,448) (3,300) Policy maintenance charge (188,142) (738,105) (52,367) Transfers among the sub-accounts and with the Fixed Account - net (155,334) (233,048) (1,467) Increase (decrease) in net assets from policy transactions (223,184) (701,489) (55,446) INCREASE (DECREASE) IN NET ASSETS (752,467) (2,829,785) (199,754) NET ASSETS AT BEGINNING OF PERIOD 4,546,055 15,047,387 1,265,002 NET ASSETS AT END OF PERIOD $ 3,793,588 $ 12,217,602 $ 1,065,248 Accumulation Units outstanding at beginning of period 205,316 600,427 32,550 Units issued 4,611 14,747 881 Units redeemed (15,444) (46,033) (2,504) Accumulation Units outstanding at end of period 194,483 569,141 30,927 Putnam Putnam T. Rowe Price VT International VT International All-Cap Value Fund Value Fund Opportunities Class IA Class IB Portfolio - I 2022 2022 2022 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS Net investment income (loss) $ 11,000 $ 44,376 $ — Net realized gains (losses) 17,420 67,914 285,465 Change in unrealized gains (losses) (63,620) (297,947) (1,555,456) Increase (decrease) in net assets from operations (35,200) (185,657) (1,269,991) INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS Deposits 28,222 67,079 121,367 Benefits (4,562) (493) — Payments on termination (5,751) (105,249) (116,476) Loans (1,917) (4,302) 692 Policy maintenance charge (17,189) (87,910) (154,947) Transfers among the sub-accounts and with the Fixed Account - net (13,849) (1,590) (3,749) Increase (decrease) in net assets from policy transactions (15,046) (132,465) (153,113) INCREASE (DECREASE) IN NET ASSETS (50,246) (318,122) (1,423,104) NET ASSETS AT BEGINNING OF PERIOD 567,123 2,682,549 5,989,718 NET ASSETS AT END OF PERIOD $ 516,877 $ 2,364,427 $ 4,566,614 Accumulation Units outstanding at beginning of period 15,521 104,451 66,194 Units issued 1,114 5,464 1,399 Units redeemed (1,474) (10,932) (3,296) Accumulation Units outstanding at end of period 15,161 98,983 64,297 LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT STATEMENTS OF CHANGES IN NET ASSETS For the Years Ended December 31, See notes to financial statements. 46

T. Rowe Price T. Rowe Price T. Rowe Price Blue Chip Growth Equity Income International Portfolio I Portfolio I Stock I 2022 2022 2022 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS Net investment income (loss) $ — $ 583,347 $ 28,928 Net realized gains (losses) 434,480 1,941,831 35,644 Change in unrealized gains (losses) (4,063,805) (3,605,718) (793,641) Increase (decrease) in net assets from operations (3,629,325) (1,080,540) (729,069) INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS Deposits 310,298 1,382,837 210,134 Benefits (7,362) (73,230) (6,089) Payments on termination (191,729) (869,350) (261,988) Loans (5,610) 24,960 17,014 Policy maintenance charge (242,367) (1,249,268) (232,721) Transfers among the sub-accounts and with the Fixed Account - net 224,379 (1,166,554) (183,050) Increase (decrease) in net assets from policy transactions 87,609 (1,950,605) (456,700) INCREASE (DECREASE) IN NET ASSETS (3,541,716) (3,031,145) (1,185,769) NET ASSETS AT BEGINNING OF PERIOD 9,409,387 33,354,359 4,756,797 NET ASSETS AT END OF PERIOD $ 5,867,671 $ 30,323,214 $ 3,571,028 Accumulation Units outstanding at beginning of period 117,434 578,064 158,915 Units issued 6,029 2,440 15,314 Units redeemed (4,383) (36,803) (32,518) Accumulation Units outstanding at end of period 119,080 543,701 141,711 T. Rowe Price VanEck VIP VanEck VIP Mid-Cap Emerging Markets Global Resources Growth I Fund Initial Class Fund Initial Class 2022 2022 2022 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS Net investment income (loss) $ — $ 11,342 $ 72,740 Net realized gains (losses) 503,252 771,335 24,242 Change in unrealized gains (losses) (4,281,706) (1,977,611) 263,202 Increase (decrease) in net assets from operations (3,778,454) (1,194,934) 360,184 INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS Deposits 361,899 342,807 303,078 Benefits (51,819) (2,864) (8,890) Payments on termination (489,862) (70,533) (122,654) Loans 32,124 20,720 30,178 Policy maintenance charge (477,439) (186,299) (194,027) Transfers among the sub-accounts and with the Fixed Account - net (521,646) 220,299 (286,556) Increase (decrease) in net assets from policy transactions (1,146,743) 324,130 (278,871) INCREASE (DECREASE) IN NET ASSETS (4,925,197) (870,804) 81,313 NET ASSETS AT BEGINNING OF PERIOD 16,984,094 4,897,438 4,144,645 NET ASSETS AT END OF PERIOD $ 12,058,897 $ 4,026,634 $ 4,225,958 Accumulation Units outstanding at beginning of period 119,187 110,343 132,104 Units issued 6,695 12,092 3,292 Units redeemed (16,577) (2,473) (11,131) Accumulation Units outstanding at end of period 109,305 119,962 124,265 LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT STATEMENTS OF CHANGES IN NET ASSETS For the Years Ended December 31, See notes to financial statements. 47

AB VPS AB VPS AB VPS Growth International Small Cap and Income Value Growth Class A Class A Class A 2021 2021 2021 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS Net Investment Income (loss) $ 6,495 $ 6,242 $ — Net realized gains (losses) 22,990 2,667 413,469 Change in unrealized gains (losses) 164,783 21,910 (249,997) Increase (decrease) in net assets from operations 194,268 30,819 163,472 INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS Deposits 98,245 37,994 154,575 Benefits (4,738) (1,344) (14,284) Payments on termination (76,157) (15,296) (88,308) Loans 510 (6,291) (4,725) Policy Maintenance Charge (53,418) (21,022) (106,689) Transfers among the sub-accounts and with the Fixed Account - net (16,828) 9,504 (2,269) Increase (decrease) in net assets from policy transactions (52,386) 3,545 (61,700) INCREASE (DECREASE) IN NET ASSETS 141,882 34,364 101,772 NET ASSETS AT BEGINNING OF PERIOD 711,523 279,553 1,723,426 NET ASSETS AT END OF PERIOD $ 853,405 $ 313,917 $ 1,825,198 Accumulation Units outstanding at beginning of period 27,047 32,589 28,904 Units issued 1,437 2,934 1,303 Units redeemed (3,170) (2,579) (2,241) Accumulation Units outstanding at end of period 25,314 32,944 27,966 AB VPS AB VPS Small/Mid Cap Sustainable International Alger Value Thematic Portfolio - Balanced Class A Class A Class I-2 2021 2021 2021 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS Net Investment Income (loss) $ 7,827 $ — $ 5,537 Net realized gains (losses) 31,699 78,262 31,382 Change in unrealized gains (losses) 258,447 (22,537) 76,473 Increase (decrease) in net assets from operations 297,973 55,725 113,392 INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS Deposits 106,954 71,582 122,749 Benefits (6,062) (3,561) (1,699) Payments on termination (66,734) (29,028) (32,330) Loans (42,942) (1,267) (4,859) Policy Maintenance Charge (61,359) (39,274) (70,557) Transfers among the sub-accounts and with the Fixed Account - net (59,302) 21,388 2,990 Increase (decrease) in net assets from policy transactions (129,445) 19,840 16,294 INCREASE (DECREASE) IN NET ASSETS 168,528 75,565 129,686 NET ASSETS AT BEGINNING OF PERIOD 852,544 673,075 580,293 NET ASSETS AT END OF PERIOD $ 1,021,072 $ 748,640 $ 709,979 Accumulation Units outstanding at beginning of period 32,447 44,022 26,372 Units issued 1,510 3,725 2,564 Units redeemed (5,372) (2,515) (1,849) Accumulation Units outstanding at end of period 28,585 45,232 27,087 LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT STATEMENTS OF CHANGES IN NET ASSETS For the Years Ended December 31, See notes to financial statements. 48

Alger Alger Capital Alger Large Cap Appreciation Income & Growth Growth Class I-2 Class I-2 Class I-2 2021 2021 2021 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS Net Investment Income (loss) $ — $ 92,501 $ — Net realized gains (losses) 10,871,011 989,477 6,413,805 Change in unrealized gains (losses) (3,033,786) 1,128,440 (3,677,183) Increase (decrease) in net assets from operations 7,837,225 2,210,418 2,736,622 INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS Deposits 2,050,164 244,307 857,011 Benefits (84,586) (87,031) (253,326) Payments on termination (1,726,995) (274,130) (890,593) Loans (176,573) (42,827) (118,726) Policy Maintenance Charge (1,722,227) (292,082) (873,910) Transfers among the sub-accounts and with the Fixed Account - net (321,039) (237,605) (296,271) Increase (decrease) in net assets from policy transactions (1,981,256) (689,368) (1,575,815) INCREASE (DECREASE) IN NET ASSETS 5,855,969 1,521,050 1,160,807 NET ASSETS AT BEGINNING OF PERIOD 41,695,810 7,320,875 23,586,430 NET ASSETS AT END OF PERIOD $ 47,551,779 $ 8,841,925 $ 24,747,237 Accumulation Units outstanding at beginning of period 438,655 145,347 358,338 Units issued 8,671 926 5,114 Units redeemed (24,236) (12,943) (26,852) Accumulation Units outstanding at end of period 423,090 133,330 336,600 Alger Alger MidCap SmallCap Allspring VT Growth Growth Discovery Class I-2 Class I-2 Fund 2021 2021 2021 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS Net Investment Income (loss) $ — $ — $ — Net realized gains (losses) 17,292,228 3,917,217 1,183,423 Change in unrealized gains (losses) (15,244,708) (4,549,112) (1,664,051) Increase (decrease) in net assets from operations 2,047,520 (631,895) (480,628) INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS Deposits 1,733,173 294,561 238,470 Benefits (134,720) (133,212) — Payments on termination (1,748,975) (390,768) (523,151) Loans (97,991) (29,927) 4,648 Policy Maintenance Charge (1,588,022) (375,277) (297,193) Transfers among the sub-accounts and with the Fixed Account - net (725,653) (100,182) (155,553) Increase (decrease) in net assets from policy transactions (2,562,188) (734,805) (732,779) INCREASE (DECREASE) IN NET ASSETS (514,668) (1,366,700) (1,213,407) NET ASSETS AT BEGINNING OF PERIOD 45,240,190 11,960,235 10,658,929 NET ASSETS AT END OF PERIOD $ 44,725,522 $ 10,593,535 $ 9,445,522 Accumulation Units outstanding at beginning of period 555,553 171,322 126,237 Units issued 11,000 3,360 2,028 Units redeemed (36,761) (13,148) (10,460) Accumulation Units outstanding at end of period 529,792 161,534 117,805 LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT STATEMENTS OF CHANGES IN NET ASSETS For the Years Ended December 31, See notes to financial statements. 49

Allspring VT Opportunity DWS Bond DWS Core Equity FundSM VIP Class A VIP Class A 2021 2021 2021 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS Net Investment Income (loss) $ 4,326 $ 118,011 $ 22,956 Net realized gains (losses) 848,950 80,554 175,395 Change in unrealized gains (losses) 1,467,904 (222,336) 475,494 Increase (decrease) in net assets from operations 2,321,180 (23,771) 673,845 INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS Deposits 316,172 332,579 94,915 Benefits (106,663) (30,516) (1,587) Payments on termination (354,680) (106,457) (69,161) Loans (46,050) 10,848 (34,720) Policy Maintenance Charge (354,554) (263,189) (108,290) Transfers among the sub-accounts and with the Fixed Account - net (410,678) (5,995,221) (6,276) Increase (decrease) in net assets from policy transactions (956,453) (6,051,956) (125,119) INCREASE (DECREASE) IN NET ASSETS 1,364,727 (6,075,727) 548,726 NET ASSETS AT BEGINNING OF PERIOD 9,813,718 6,075,727 2,702,391 NET ASSETS AT END OF PERIOD $ 11,178,445 $ — $ 3,251,117 Accumulation Units outstanding at beginning of period 220,550 250,428 62,694 Units issued 1,787 14,768 664 Units redeemed (21,002) (265,196) (3,163) Accumulation Units outstanding at end of period 201,335 — 60,195 DWS DWS DWS CROCI® Equity 500 Global Income International Index VIP Builder VIP VIP Class A Class A Class A II 2021 2021 2021 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS Net Investment Income (loss) $ 42,953 $ 81,133 $ 98,532 Net realized gains (losses) (4,416) 301,102 93,525 Change in unrealized gains (losses) 115,328 1,030,662 249,084 Increase (decrease) in net assets from operations 153,865 1,412,897 441,141 INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS Deposits 87,444 200,989 192,927 Benefits (110) (5,016) (40,443) Payments on termination (21,602) (85,381) (142,321) Loans 3,031 8,824 5,389 Policy Maintenance Charge (64,438) (163,632) (176,658) Transfers among the sub-accounts and with the Fixed Account - net 57,836 (41,078) 8,020 Increase (decrease) in net assets from policy transactions 62,161 (85,294) (153,086) INCREASE (DECREASE) IN NET ASSETS 216,026 1,327,603 288,055 NET ASSETS AT BEGINNING OF PERIOD 1,651,379 5,018,587 4,108,720 NET ASSETS AT END OF PERIOD $ 1,867,405 $ 6,346,190 $ 4,396,775 Accumulation Units outstanding at beginning of period 99,836 80,669 168,753 Units issued 5,545 912 4,116 Units redeemed (2,031) (2,133) (10,151) Accumulation Units outstanding at end of period 103,350 79,448 162,718 LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT STATEMENTS OF CHANGES IN NET ASSETS For the Years Ended December 31, See notes to financial statements. 50

DWS Federated Hermes DWS Global Small Cap Fund for Small Cap Index VIP U.S. Government VIP Class A Class A Securities II 2021 2021 2021 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS Net Investment Income (loss) $ 16,965 $ 14,396 $ 99,139 Net realized gains (losses) 10,050 145,165 (9,026) Change in unrealized gains (losses) 625,465 71,734 (202,038) Increase (decrease) in net assets from operations 652,480 231,295 (111,925) INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS Deposits 192,605 81,429 362,774 Benefits (7,584) (890) (16,782) Payments on termination (196,522) (92,425) (371,096) Loans 14,354 140 17,858 Policy Maintenance Charge (161,164) (45,550) (325,796) Transfers among the sub-accounts and with the Fixed Account - net (62,539) (25,212) 249,246 Increase (decrease) in net assets from policy transactions (220,850) (82,508) (83,796) INCREASE (DECREASE) IN NET ASSETS 431,630 148,787 (195,721) NET ASSETS AT BEGINNING OF PERIOD 4,458,492 1,590,792 5,246,369 NET ASSETS AT END OF PERIOD $ 4,890,122 $ 1,739,579 $ 5,050,648 Accumulation Units outstanding at beginning of period 84,295 24,084 216,964 Units issued 1,932 1,004 15,552 Units redeemed (5,790) (2,087) (18,648) Accumulation Units outstanding at end of period 80,437 23,001 213,868 Federated Hermes Federated Hermes Fidelity® VIP High Managed Asset Income Bond Volatility Manager Portfolio Fund II Class P Fund II Class P Initial Class 2021 2021 2021 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS Net Investment Income (loss) $ 331,489 $ 46,508 $ 146,900 Net realized gains (losses) (12,394) 53,846 156,668 Change in unrealized gains (losses) 2,342 413,081 704,168 Increase (decrease) in net assets from operations 321,437 513,435 1,007,736 INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS Deposits 306,613 125,581 510,207 Benefits (71,162) (91,422) (33,642) Payments on termination (287,995) (107,814) (247,672) Loans (10,047) 203 (9,529) Policy Maintenance Charge (312,302) (137,136) (467,852) Transfers among the sub-accounts and with the Fixed Account - net 265,228 46,074 51,481 Increase (decrease) in net assets from policy transactions (109,665) (164,514) (197,007) INCREASE (DECREASE) IN NET ASSETS 211,772 348,921 810,729 NET ASSETS AT BEGINNING OF PERIOD 6,924,686 2,921,196 10,621,004 NET ASSETS AT END OF PERIOD $ 7,136,458 $ 3,270,117 $ 11,431,733 Accumulation Units outstanding at beginning of period 179,560 98,536 273,003 Units issued 10,894 3,491 7,458 Units redeemed (13,039) (7,589) (12,277) Accumulation Units outstanding at end of period 177,415 94,438 268,184 LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT STATEMENTS OF CHANGES IN NET ASSETS For the Years Ended December 31, See notes to financial statements. 51

Fidelity® VIP Fidelity® VIP Fidelity® VIP ContrafundSM Emerging Equity-Income Portfolio Markets Portfolio PortfolioSM Initial Class Initial Class Initial Class 2021 2021 2021 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS Net Investment Income (loss) $ (120,048) $ 26,172 $ 792,500 Net realized gains (losses) 18,531,174 180,120 5,935,925 Change in unrealized gains (losses) 10,472,901 (226,398) 3,621,927 Increase (decrease) in net assets from operations 28,884,027 (20,106) 10,350,352 INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS Deposits 4,604,202 146,978 2,122,301 Benefits (536,036) (1,745) (342,426) Payments on termination (5,576,282) (58,300) (1,997,110) Loans (243,398) (19,958) 56,539 Policy Maintenance Charge (4,385,399) (87,673) (1,912,031) Transfers among the sub-accounts and with the Fixed Account - net (1,153,478) (5,775) (171,100) Increase (decrease) in net assets from policy transactions (7,290,391) (26,473) (2,243,827) INCREASE (DECREASE) IN NET ASSETS 21,593,636 (46,579) 8,106,525 NET ASSETS AT BEGINNING OF PERIOD 107,704,383 1,219,374 42,911,745 NET ASSETS AT END OF PERIOD $ 129,298,019 $ 1,172,795 $ 51,018,270 Accumulation Units outstanding at beginning of period 1,433,158 58,729 895,392 Units issued 15,992 5,152 18,383 Units redeemed (94,760) (6,099) (58,454) Accumulation Units outstanding at end of period 1,354,390 57,782 855,321 Fidelity® VIP Fidelity® VIP Government Money Growth Fidelity® VIP Market Portfolio & Income Portfolio Growth Portfolio Initial Class Initial Class Initial Class 2021 2021 2021 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS Net Investment Income (loss) $ (13,055) $ 37,533 $ (230,912) Net realized gains (losses) — 124,618 22,959,825 Change in unrealized gains (losses) — 192,304 (3,770,945) Increase (decrease) in net assets from operations (13,055) 354,455 18,957,968 INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS Deposits 2,456,872 209,495 2,884,704 Benefits (82,146) (1,016) (899,980) Payments on termination (3,130,025) (176,299) (4,388,697) Loans 94,757 1,812 (111,279) Policy Maintenance Charge (1,932,766) (124,881) (3,264,638) Transfers among the sub-accounts and with the Fixed Account - net 7,750,670 (36,086) (1,347,004) Increase (decrease) in net assets from policy transactions 5,157,362 (126,975) (7,126,894) INCREASE (DECREASE) IN NET ASSETS 5,144,307 227,480 11,831,074 NET ASSETS AT BEGINNING OF PERIOD 26,069,879 1,404,147 85,508,966 NET ASSETS AT END OF PERIOD $ 31,214,186 $ 1,631,627 $ 97,340,040 Accumulation Units outstanding at beginning of period 1,739,164 52,433 1,085,497 Units issued 772,937 2,229 11,419 Units redeemed (438,214) (6,288) (89,639) Accumulation Units outstanding at end of period 2,073,887 48,374 1,007,277 LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT STATEMENTS OF CHANGES IN NET ASSETS For the Years Ended December 31, See notes to financial statements. 52

Fidelity® VIP High Fidelity® VIP Fidelity® VIP Income Portfolio Index 500 Portfolio Index 500 Portfolio Initial Class Initial Class Service Class 2021 2021 2021 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS Net Investment Income (loss) $ 41,590 $ 1,105,990 $ 148,033 Net realized gains (losses) (612) 4,068,186 565,649 Change in unrealized gains (losses) (6,380) 17,761,928 2,403,296 Increase (decrease) in net assets from operations 34,598 22,936,104 3,116,978 INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS Deposits 112,799 3,170,278 1,691,765 Benefits (4,298) (734,168) (12,291) Payments on termination (100,986) (3,175,139) (653,880) Loans (1,480) (153,719) 12,689 Policy Maintenance Charge (60,377) (3,156,480) (1,048,281) Transfers among the sub-accounts and with the Fixed Account - net 55,609 264,880 (216,814) Increase (decrease) in net assets from policy transactions 1,267 (3,784,348) (226,812) INCREASE (DECREASE) IN NET ASSETS 35,865 19,151,756 2,890,166 NET ASSETS AT BEGINNING OF PERIOD 752,699 82,243,882 10,987,430 NET ASSETS AT END OF PERIOD $ 788,564 $ 101,395,638 $ 13,877,596 Accumulation Units outstanding at beginning of period 36,069 1,615,757 322,194 Units issued 4,981 28,071 16,468 Units redeemed (4,859) (91,956) (21,840) Accumulation Units outstanding at end of period 36,191 1,551,872 316,822 Fidelity® VIP Fidelity® VIP Investment Grade Mid Fidelity® VIP Bond Portfolio Cap Portfolio Overseas Portfolio Initial Class Initial Class Initial Class 2021 2021 2021 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS Net Investment Income (loss) $ 170,791 $ 30,249 $ 76,080 Net realized gains (losses) 258,463 875,355 1,826,762 Change in unrealized gains (losses) (473,000) 181,448 1,539,484 Increase (decrease) in net assets from operations (43,746) 1,087,052 3,442,326 INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS Deposits 701,285 585,367 943,019 Benefits (14,155) (22,109) (148,965) Payments on termination (224,478) (211,786) (758,520) Loans (110,539) (16,896) (32,404) Policy Maintenance Charge (389,064) (327,647) (722,703) Transfers among the sub-accounts and with the Fixed Account - net 347,138 (157,433) 45,227 Increase (decrease) in net assets from policy transactions 310,187 (150,504) (674,346) INCREASE (DECREASE) IN NET ASSETS 266,441 936,548 2,767,980 NET ASSETS AT BEGINNING OF PERIOD 8,164,317 4,317,040 17,928,567 NET ASSETS AT END OF PERIOD $ 8,430,758 $ 5,253,588 $ 20,696,547 Accumulation Units outstanding at beginning of period 376,667 152,216 544,902 Units issued 38,300 5,358 9,424 Units redeemed (22,836) (10,094) (27,868) Accumulation Units outstanding at end of period 392,131 147,480 526,458 LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT STATEMENTS OF CHANGES IN NET ASSETS For the Years Ended December 31, See notes to financial statements. 53

Fidelity® VIP Fidelity® VIP Real Value Franklin Templeton Estate Portfolio Strategies Portfolio Global Bond Initial Class Initial Class VIP Fund Class 1 2021 2021 2021 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS Net Investment Income (loss) $ 33,736 $ 7,329 $ — Net realized gains (losses) 46,503 65,652 (16,460) Change in unrealized gains (losses) 868,503 55,349 (28,970) Increase (decrease) in net assets from operations 948,742 128,330 (45,430) INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS Deposits 408,861 63,048 134,224 Benefits (19,532) (3,180) (5,145) Payments on termination (90,080) (49,132) (35,749) Loans (35,556) 357 (12,109) Policy Maintenance Charge (198,582) (36,435) (66,027) Transfers among the sub-accounts and with the Fixed Account - net (80,806) 25,448 104,100 Increase (decrease) in net assets from policy transactions (15,695) 106 119,294 INCREASE (DECREASE) IN NET ASSETS 933,047 128,436 73,864 NET ASSETS AT BEGINNING OF PERIOD 2,402,810 393,832 952,965 NET ASSETS AT END OF PERIOD $ 3,335,857 $ 522,268 $ 1,026,829 Accumulation Units outstanding at beginning of period 119,467 15,456 57,693 Units issued 8,601 3,142 12,528 Units redeemed (8,737) (3,256) (5,042) Accumulation Units outstanding at end of period 119,331 15,342 65,179 Franklin Templeton Franklin Templeton Franklin Templeton Mutual Global Mutual Income Discovery Shares VIP Fund Class 1 VIP Fund Class 1 VIP Fund Class 1 2021 2021 2021 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS Net Investment Income (loss) $ 51,518 $ 38,069 $ 19,318 Net realized gains (losses) 4,983 1,777 3,153 Change in unrealized gains (losses) 114,233 190,599 87,649 Increase (decrease) in net assets from operations 170,734 230,445 110,120 INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS Deposits 156,768 189,993 59,153 Benefits (4,542) (8,697) — Payments on termination (53,636) (53,272) (16,144) Loans 1,696 (33,646) (13,589) Policy Maintenance Charge (95,266) (99,026) (35,739) Transfers among the sub-accounts and with the Fixed Account - net 12,301 (25,680) (35,740) Increase (decrease) in net assets from policy transactions 17,321 (30,328) (42,059) INCREASE (DECREASE) IN NET ASSETS 188,055 200,117 68,061 NET ASSETS AT BEGINNING OF PERIOD 998,138 1,191,840 583,238 NET ASSETS AT END OF PERIOD $ 1,186,193 $ 1,391,957 $ 651,299 Accumulation Units outstanding at beginning of period 50,774 60,924 30,972 Units issued 3,942 4,105 1,718 Units redeemed (3,146) (5,453) (3,753) Accumulation Units outstanding at end of period 51,570 59,576 28,937 LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT STATEMENTS OF CHANGES IN NET ASSETS For the Years Ended December 31, See notes to financial statements. 54

Franklin Templeton Franklin Templeton Franklin Templeton Small Small-Mid Strategic Cap Value Cap Growth Income VIP Fund Class 1 VIP Fund Class 1 VIP Fund Class 1 2021 2021 2021 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS Net Investment Income (loss) $ 21,936 $ — $ 24,033 Net realized gains (losses) 65,794 186,197 (1,724) Change in unrealized gains (losses) 341,821 (25,431) (6,509) Increase (decrease) in net assets from operations 429,551 160,766 15,800 INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS Deposits 204,750 167,414 82,538 Benefits (22,409) (8,166) (4,429) Payments on termination (93,922) (28,341) (24,074) Loans (14,462) (4,378) (55) Policy Maintenance Charge (129,742) (99,691) (44,286) Transfers among the sub-accounts and with the Fixed Account - net (90,005) 35,268 69,764 Increase (decrease) in net assets from policy transactions (145,790) 62,106 79,458 INCREASE (DECREASE) IN NET ASSETS 283,761 222,872 95,258 NET ASSETS AT BEGINNING OF PERIOD 1,713,938 1,553,426 637,480 NET ASSETS AT END OF PERIOD $ 1,997,699 $ 1,776,298 $ 732,738 Accumulation Units outstanding at beginning of period 63,352 36,282 35,368 Units issued 2,879 2,749 5,842 Units redeemed (7,473) (1,403) (1,465) Accumulation Units outstanding at end of period 58,758 37,628 39,745 Franklin Templeton Guggenheim Invesco U.S. Government VT U.S. Oppenheimer VI Securities Long Short International Growth VIP Fund Class 1 Equity Fund Fund Series I 2021 2021 2021 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS Net Investment Income (loss) $ 13,959 $ 6,759 $ — Net realized gains (losses) (585) 11,664 291,616 Change in unrealized gains (losses) (21,927) 204,910 (38,648) Increase (decrease) in net assets from operations (8,553) 223,333 252,968 INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS Deposits 45,561 76,590 218,060 Benefits (1,187) (17,641) — Payments on termination (5,990) (29,809) (60,809) Loans 697 1,053 (9,877) Policy Maintenance Charge (26,359) (41,286) (124,713) Transfers among the sub-accounts and with the Fixed Account - net 69,365 17,264 115,805 Increase (decrease) in net assets from policy transactions 82,087 6,171 138,466 INCREASE (DECREASE) IN NET ASSETS 73,534 229,504 391,434 NET ASSETS AT BEGINNING OF PERIOD 483,923 936,210 2,367,960 NET ASSETS AT END OF PERIOD $ 557,457 $ 1,165,714 $ 2,759,394 Accumulation Units outstanding at beginning of period 33,631 35,649 74,864 Units issued 6,459 2,834 6,747 Units redeemed (713) (2,627) (3,354) Accumulation Units outstanding at end of period 39,377 35,856 78,257 LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT STATEMENTS OF CHANGES IN NET ASSETS For the Years Ended December 31, See notes to financial statements. 55

Invesco Oppenheimer VI Invesco V.I. Invesco V.I. International Growth American American Fund Series II Franchise Value 2021 2021 2021 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS Net Investment Income (loss) $ (14,369) $ — $ 63,545 Net realized gains (losses) 286,883 503,719 194,576 Change in unrealized gains (losses) (95,009) (108,844) 2,783,629 Increase (decrease) in net assets from operations 177,505 394,875 3,041,750 INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS Deposits 48,268 152,134 759,252 Benefits (46,566) (615) (47,609) Payments on termination (86,966) (119,524) (657,485) Loans (70,332) (44,629) (171,453) Policy Maintenance Charge (76,058) (109,456) (648,918) Transfers among the sub-accounts and with the Fixed Account - net 10,816 63,957 7,112,724 Increase (decrease) in net assets from policy transactions (220,838) (58,133) 6,346,511 INCREASE (DECREASE) IN NET ASSETS (43,333) 336,742 9,388,261 NET ASSETS AT BEGINNING OF PERIOD 2,048,332 3,318,104 9,590,247 NET ASSETS AT END OF PERIOD $ 2,004,999 $ 3,654,846 $ 18,978,508 Accumulation Units outstanding at beginning of period 61,013 87,285 277,323 Units issued 3,483 2,715 179,177 Units redeemed (9,882) (4,102) (36,711) Accumulation Units outstanding at end of period 54,614 85,898 419,789 Invesco V.I. Conservative Invesco V.I. Balance Core Bond Invesco V.I. Fund - Series I Fund - Series I Core Equity 2021 2021 2021 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS Net Investment Income (loss) $ 8,554 $ 7,623 $ 5,111 Net realized gains (losses) 42,208 14,541 23,980 Change in unrealized gains (losses) 4,866 (27,437) 154,391 Increase (decrease) in net assets from operations 55,628 (5,273) 183,482 INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS Deposits 81,522 42,886 43,931 Benefits (3,338) (5,543) (3,323) Payments on termination (34,121) (13,807) (20,526) Loans (5,122) 226 (5,655) Policy Maintenance Charge (47,408) (22,430) (33,002) Transfers among the sub-accounts and with the Fixed Account - net 16,365 64,371 (3,466) Increase (decrease) in net assets from policy transactions 7,898 65,703 (22,041) INCREASE (DECREASE) IN NET ASSETS 63,526 60,430 161,441 NET ASSETS AT BEGINNING OF PERIOD 512,511 312,944 668,559 NET ASSETS AT END OF PERIOD $ 576,037 $ 373,374 $ 830,000 Accumulation Units outstanding at beginning of period 31,125 25,354 23,183 Units issued 3,343 6,938 640 Units redeemed (2,847) (1,536) (1,292) Accumulation Units outstanding at end of period 31,621 30,756 22,531 LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT STATEMENTS OF CHANGES IN NET ASSETS For the Years Ended December 31, See notes to financial statements. 56

Invesco V.I. Invesco V.I. Discovery Mid Cap Discovery Mid Cap Invesco V.I. Growth Fund - Growth Fund - Global Fund - Series I Series II Series I 2021 2021 2021 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS Net Investment Income (loss) $ — $ (8,152) $ — Net realized gains (losses) 1,094,769 362,550 179,587 Change in unrealized gains (losses) 229,504 29,411 97,508 Increase (decrease) in net assets from operations 1,324,273 383,809 277,095 INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS Deposits 294,023 71,444 165,100 Benefits (61,344) — (6,978) Payments on termination (445,834) (37,077) (198,657) Loans (57,780) (8,385) 556 Policy Maintenance Charge (228,879) (92,021) (100,270) Transfers among the sub-accounts and with the Fixed Account - net (132,251) (19,017) (21,231) Increase (decrease) in net assets from policy transactions (632,065) (85,056) (161,480) INCREASE (DECREASE) IN NET ASSETS 692,208 298,753 115,615 NET ASSETS AT BEGINNING OF PERIOD 7,166,301 2,165,668 1,808,632 NET ASSETS AT END OF PERIOD $ 7,858,509 $ 2,464,421 $ 1,924,247 Accumulation Units outstanding at beginning of period 146,416 146,760 59,473 Units issued 2,164 12,678 2,193 Units redeemed (13,769) (18,345) (6,878) Accumulation Units outstanding at end of period 134,811 141,093 54,788 Invesco Invesco V.I. V.I. Global Invesco V.I. Global Fund - Strategic Income - Government Series II Fund Series I Securities 2021 2021 2021 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS Net Investment Income (loss) $ — $ 15,469 $ 30,915 Net realized gains (losses) 1,192,811 (3,649) 4,094 Change in unrealized gains (losses) 939,853 (22,648) (64,138) Increase (decrease) in net assets from operations 2,132,664 (10,828) (29,129) INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS Deposits 719,205 35,938 143,866 Benefits (47,480) (1,204) (3,262) Payments on termination (863,711) (18,930) (257,850) Loans (30,063) (4,970) (13,402) Policy Maintenance Charge (494,337) (19,083) (66,557) Transfers among the sub-accounts and with the Fixed Account - net (25,915) 20,451 119,691 Increase (decrease) in net assets from policy transactions (742,301) 12,202 (77,514) INCREASE (DECREASE) IN NET ASSETS 1,390,363 1,374 (106,643) NET ASSETS AT BEGINNING OF PERIOD 14,314,316 312,009 1,370,109 NET ASSETS AT END OF PERIOD $ 15,704,679 $ 313,383 $ 1,263,466 Accumulation Units outstanding at beginning of period 304,351 19,271 105,114 Units issued 4,871 2,852 24,712 Units redeemed (19,293) (2,083) (30,645) Accumulation Units outstanding at end of period 289,929 20,040 99,181 LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT STATEMENTS OF CHANGES IN NET ASSETS For the Years Ended December 31, See notes to financial statements. 57

Invesco V.I. Invesco V.I. Growth and Growth and Income Fund Income Fund Invesco V.I. Series I Series II High Yield 2021 2021 2021 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS Net Investment Income (loss) $ 117,490 $ 64,932 $ 19,352 Net realized gains (losses) 49,189 78,517 73 Change in unrealized gains (losses) 1,658,138 1,211,555 (1,994) Increase (decrease) in net assets from operations 1,824,817 1,355,004 17,431 INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS Deposits 420,178 164,828 26,790 Benefits (22,372) (76,592) (2,563) Payments on termination (205,691) (218,346) (5,391) Loans (78,577) (59,456) 627 Policy Maintenance Charge (276,667) (227,562) (22,242) Transfers among the sub-accounts and with the Fixed Account - net (179,351) 147,613 323 Increase (decrease) in net assets from policy transactions (342,480) (269,515) (2,456) INCREASE (DECREASE) IN NET ASSETS 1,482,337 1,085,489 14,975 NET ASSETS AT BEGINNING OF PERIOD 6,545,492 4,992,534 396,100 NET ASSETS AT END OF PERIOD $ 8,027,829 $ 6,078,023 $ 411,075 Accumulation Units outstanding at beginning of period 151,137 149,325 24,837 Units issued 3,450 12,231 1,303 Units redeemed (9,375) (18,928) (1,446) Accumulation Units outstanding at end of period 145,212 142,628 24,694 Invesco V.I. Invesco V.I. Invesco V.I. Main Street Main Street Small Main Street Mid Cap Cap Fund® - Fund® - Series I Fund - Series I Series I 2021 2021 2021 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS Net Investment Income (loss) $ 6,407 $ 14,022 $ 60,689 Net realized gains (losses) 63,399 3,962 1,498,839 Change in unrealized gains (losses) 142,326 614,248 1,683,906 Increase (decrease) in net assets from operations 212,132 632,232 3,243,434 INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS Deposits 94,001 169,893 885,198 Benefits — (11,113) (46,342) Payments on termination (54,692) (75,682) (844,694) Loans (10,650) (38,294) (81,568) Policy Maintenance Charge (55,655) (114,569) (607,685) Transfers among the sub-accounts and with the Fixed Account - net 39,781 (4,574) (424,399) Increase (decrease) in net assets from policy transactions 12,785 (74,339) (1,119,490) INCREASE (DECREASE) IN NET ASSETS 224,917 557,893 2,123,944 NET ASSETS AT BEGINNING OF PERIOD 751,114 2,746,285 14,669,944 NET ASSETS AT END OF PERIOD $ 976,031 $ 3,304,178 $ 16,793,888 Accumulation Units outstanding at beginning of period 49,673 84,983 229,042 Units issued 5,289 1,945 4,547 Units redeemed (4,364) (3,965) (18,977) Accumulation Units outstanding at end of period 50,598 82,963 214,612 LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT STATEMENTS OF CHANGES IN NET ASSETS For the Years Ended December 31, See notes to financial statements. 58

Invesco V.I. Main Street Small Invesco V.I. Janus Henderson Cap Fund® - Value Balanced Portfolio Series II Opportunity Institutional Shares 2021 2021 2021 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS Net Investment Income (loss) $ 372 $ 55,363 $ 294,733 Net realized gains (losses) 1,002,312 625,891 1,549,319 Change in unrealized gains (losses) 586,681 803,683 5,050,939 Increase (decrease) in net assets from operations 1,589,365 1,484,937 6,894,991 INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS Deposits 294,195 117,134 1,950,863 Benefits (87,503) (12,751) (392,473) Payments on termination (287,227) (114,361) (1,791,149) Loans (21,119) 6,156 77,942 Policy Maintenance Charge (289,900) (93,407) (2,015,709) Transfers among the sub-accounts and with the Fixed Account - net (94,510) (7,497,727) (1,727) Increase (decrease) in net assets from policy transactions (486,064) (7,594,956) (2,172,253) INCREASE (DECREASE) IN NET ASSETS 1,103,301 (6,110,019) 4,722,738 NET ASSETS AT BEGINNING OF PERIOD 7,535,780 6,110,019 42,067,641 NET ASSETS AT END OF PERIOD $ 8,639,081 $ — $ 46,790,379 Accumulation Units outstanding at beginning of period 143,882 268,669 619,078 Units issued 19,741 10,020 14,467 Units redeemed (28,246) (278,689) (37,898) Accumulation Units outstanding at end of period 135,377 — 595,647 Janus Henderson Janus Henderson Janus Henderson Flexible Balanced Portfolio Enterprise Portfolio Bond Portfolio Service Shares Institutional Shares Institutional Shares 2021 2021 2021 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS Net Investment Income (Loss) $ 67,562 $ 20,016 $ 127,167 Net realized gains (losses) 265,010 7,617,771 181,023 Change in unrealized gains (losses) 1,243,534 1,898,962 (373,816) Increase (decrease) in net assets from operations 1,576,106 9,536,749 (65,626) INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS Deposits 536,093 1,745,971 377,707 Benefits (10,601) (394,803) (36,699) Payments on termination (394,354) (2,441,832) (273,815) Loans (90,251) (84,034) (67,461) Policy Maintenance Charge (368,382) (2,123,232) (320,653) Transfers among the sub-accounts and with the Fixed Account - net 148,434 (888,556) 365,067 Increase (decrease) in net assets from policy transactions (179,061) (4,186,486) 44,146 INCREASE (DECREASE) IN NET ASSETS 1,397,045 5,350,263 (21,480) NET ASSETS AT BEGINNING OF PERIOD 9,478,279 59,500,831 6,599,223 NET ASSETS AT END OF PERIOD $ 10,875,324 $ 64,851,094 $ 6,577,743 Accumulation Units outstanding at beginning of period 194,439 580,211 197,703 Units issued 6,227 4,422 16,325 Units redeemed (9,835) (41,182) (14,925) Accumulation Units outstanding at end of period 190,831 543,451 199,103 LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT STATEMENTS OF CHANGES IN NET ASSETS For the Years Ended December 31, See notes to financial statements. 59

Janus Henderson Janus Henderson Janus Henderson Global Research Global Research Forty Portfolio Portfolio Portfolio Institutional Shares Institutional Shares Service Shares 2021 2021 2021 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS Net Investment Income (Loss) $ (5,219) $ 78,747 $ 6,352 Net realized gains (losses) 1,972,261 3,040,479 101,162 Change in unrealized gains (losses) 695,456 2,950,950 170,966 Increase (decrease) in net assets from operations 2,662,498 6,070,176 278,480 INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS Deposits 644,235 1,443,501 78,753 Benefits (32,603) (223,576) (109) Payments on termination (602,222) (1,299,287) (35,426) Loans (141,779) (45,930) 9,011 Policy Maintenance Charge (485,223) (1,579,277) (51,715) Transfers among the sub-accounts and with the Fixed Account - net (303,539) (221,897) 5,011 Increase (decrease) in net assets from policy transactions (921,131) (1,926,466) 5,525 INCREASE (DECREASE) IN NET ASSETS 1,741,367 4,143,710 284,005 NET ASSETS AT BEGINNING OF PERIOD 12,105,737 35,026,133 1,558,741 NET ASSETS AT END OF PERIOD $ 13,847,104 $ 39,169,843 $ 1,842,746 Accumulation Units outstanding at beginning of period 184,414 775,820 36,464 Units issued 5,625 7,039 900 Units redeemed (16,897) (45,576) (769) Accumulation Units outstanding at end of period 173,142 737,283 36,595 Janus Henderson Janus Henderson Janus Henderson Global Mid Cap Mid Cap Technology Portfolio Value Portfolio Value Portfolio Institutional Shares Institutional Shares Service Shares 2021 2021 2021 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS Net Investment Income (Loss) $ 4,480 $ 3,808 $ 15,862 Net realized gains (losses) 389,503 7,567 38,410 Change in unrealized gains (losses) (42,365) 137,797 861,707 Increase (decrease) in net assets from operations 351,618 149,172 915,979 INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS Deposits 218,719 111,327 293,019 Benefits (2,159) (10,626) (16,427) Payments on termination (137,827) (55,658) (294,923) Loans (10,172) 6,620 (16,410) Policy Maintenance Charge (138,086) (62,294) (181,977) Transfers among the sub-accounts and with the Fixed Account - net 62,794 1,352 (26,080) Increase (decrease) in net assets from policy transactions (6,731) (9,279) (242,798) INCREASE (DECREASE) IN NET ASSETS 344,887 139,893 673,181 NET ASSETS AT BEGINNING OF PERIOD 1,897,614 755,671 4,800,047 NET ASSETS AT END OF PERIOD $ 2,242,501 $ 895,564 $ 5,473,228 Accumulation Units outstanding at beginning of period 25,816 31,686 132,629 Units issued 2,915 2,192 2,868 Units redeemed (2,880) (2,514) (8,863) Accumulation Units outstanding at end of period 25,851 31,364 126,634 LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT STATEMENTS OF CHANGES IN NET ASSETS For the Years Ended December 31, See notes to financial statements. 60

Janus Henderson Janus Henderson Janus Henderson Overseas Overseas Research Portfolio Portfolio Portfolio Institutional Shares Service Shares Institutional Shares 2021 2021 2021 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS Net Investment Income (Loss) $ 15,989 $ 60,253 $ (111,686) Net realized gains (losses) 15,419 11,637 4,214,860 Change in unrealized gains (losses) 141,120 673,170 4,894,868 Increase (decrease) in net assets from operations 172,528 745,060 8,998,042 INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS Deposits 150,684 425,977 1,361,017 Benefits (9,653) (24,165) (396,608) Payments on termination (76,919) (254,811) (1,922,546) Loans (10,426) 3,343 (44,262) Policy Maintenance Charge (80,067) (253,620) (1,764,985) Transfers among the sub-accounts and with the Fixed Account - net (4,001) (104,204) (582,398) Increase (decrease) in net assets from policy transactions (30,382) (207,480) (3,349,782) INCREASE (DECREASE) IN NET ASSETS 142,146 537,580 5,648,260 NET ASSETS AT BEGINNING OF PERIOD 1,292,409 5,743,998 46,614,692 NET ASSETS AT END OF PERIOD $ 1,434,555 $ 6,281,578 $ 52,262,952 Accumulation Units outstanding at beginning of period 111,990 513,816 671,986 Units issued 6,197 21,935 3,778 Units redeemed (8,746) (39,608) (47,497) Accumulation Units outstanding at end of period 109,441 496,143 628,267 Lazard Retirement Legg Mason Legg Mason Western Emerging ClearBridge Variable Assets Variable Markets Large Cap Value Global High Yield Equity Portfolio Portfolio Class I Bond Portfolio Class I 2021 2021 2021 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS Net Investment Income (Loss) $ 27,292 $ 49,688 $ 110,875 Net realized gains (losses) 11,126 640,314 (2,710) Change in unrealized gains (losses) 37,129 446,196 (75,830) Increase (decrease) in net assets from operations 75,547 1,136,198 32,335 INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS Deposits 113,775 210,453 159,323 Benefits (9,480) (58,047) (14,220) Payments on termination (26,964) (181,608) (115,315) Loans 10,792 (16,666) (19,949) Policy Maintenance Charge (64,587) (197,427) (96,885) Transfers among the sub-accounts and with the Fixed Account - net (39,055) 78,446 141,537 Increase (decrease) in net assets from policy transactions (15,519) (164,849) 54,491 INCREASE (DECREASE) IN NET ASSETS 60,028 971,349 86,826 NET ASSETS AT BEGINNING OF PERIOD 1,380,339 4,593,282 2,401,565 NET ASSETS AT END OF PERIOD $ 1,440,367 $ 5,564,631 $ 2,488,391 Accumulation Units outstanding at beginning of period 22,667 130,460 86,818 Units issued 1,253 24,120 6,506 Units redeemed (1,493) (29,075) (4,544) Accumulation Units outstanding at end of period 22,427 125,505 88,780 LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT STATEMENTS OF CHANGES IN NET ASSETS For the Years Ended December 31, See notes to financial statements. 61

MFS® Mass MFS® High MFS® Investors Investors Growth Yield Portfolio Trust Stock Portfolio Initial Class Series Initial Class Initial Class 2021 2021 2021 INCREASE (DECREASE IN NET ASSETS FROM OPERATIONS Net Investment Income (Loss) $ 74,701 $ 42,481 $ 4,482 Net realized gains (losses) (2,007) 381,957 277,997 Change in unrealized gains (losses) (22,152) 1,176,056 141,515 Increase (decrease) in net assets from operations 50,542 1,600,494 423,994 INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS Deposits 112,257 212,210 72,441 Benefits — (14,028) (990) Payments on termination (38,088) (188,288) (75,619) Loans (28) 43,045 622 Policy Maintenance Charge (70,415) (266,359) (61,626) Transfers among the sub-accounts and with the Fixed Account - net 109,755 (58,399) (39,589) Increase (decrease) in net assets from policy transactions 113,481 (271,819) (104,761) INCREASE (DECREASE) IN NET ASSETS 164,023 1,328,675 319,233 NET ASSETS AT BEGINNING OF PERIOD 1,402,792 6,070,631 1,690,052 NET ASSETS AT END OF PERIOD $ 1,566,815 $ 7,399,306 $ 2,009,285 Accumulation Units outstanding at beginning of period 96,450 136,794 72,789 Units issued 10,458 1,703 852 Units redeemed (2,810) (7,016) (4,945) Accumulation Units outstanding at end of period 104,098 131,481 68,696 MFS® New MFS® Total Discovery Return MFS® Utilities Series Initial Class Series Initial Class Series Initial Class 2021 2021 2021 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS Net investment income (loss) $ — $ 253,271 $ 56,564 Net realized gains (losses) 3,078,120 919,719 158,244 Change in unrealized gains (losses) (2,732,800) 682,020 220,077 Increase (decrease) in net assets from operations 345,320 1,855,010 434,885 INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS Deposits 491,733 636,912 201,348 Benefits (15,010) (61,907) (6,635) Payments on termination (671,684) (732,303) (108,221) Loans 4,737 (36,673) 2,600 Policy maintenance charge (534,935) (557,267) (136,866) Transfers among the sub-accounts and with the Fixed Account - net (141,269) 7,137 (60,389) Increase (decrease) in net assets from policy transactions (866,428) (744,101) (108,163) INCREASE (DECREASE) IN NET ASSETS (521,108) 1,110,909 326,722 NET ASSETS AT BEGINNING OF PERIOD 16,757,649 13,469,654 3,150,306 NET ASSETS AT END OF PERIOD $ 16,236,541 $ 14,580,563 $ 3,477,028 Accumulation Units outstanding at beginning of period 143,854 318,127 38,776 Units issued 1,783 5,582 1,216 Units redeemed (8,721) (21,942) (2,481) Accumulation Units outstanding at end of period 136,916 301,767 37,511 LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT STATEMENTS OF CHANGES IN NET ASSETS For the Years Ended December 31, See notes to financial statements. 62

MFS® VIT MFS® VIT New Discovery MFS® Value Growth Series Series Series Initial Class Initial Class Service Class 2021 2021 2021 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS Net investment income (loss) $ 38,072 $ — $ (7,679) Net realized gains (losses) 112,544 2,617,776 288,334 Change in unrealized gains (losses) 482,098 332,409 (275,138) Increase (decrease) in net assets from operations 632,714 2,950,185 5,517 INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS Deposits 122,388 327,964 29,338 Benefits (3,363) (15,297) (80,024) Payments on termination (48,972) (724,399) (26,006) Loans (3,675) (142,233) (17,922) Policy maintenance charge (99,754) (424,009) (43,944) Transfers among the sub-accounts and with the Fixed Account - net (11,156) (299,343) (27,463) Increase (decrease) in net assets from policy transactions (44,532) (1,277,317) (166,021) INCREASE (DECREASE) IN NET ASSETS 588,182 1,672,868 (160,504) NET ASSETS AT BEGINNING OF PERIOD 2,499,503 13,140,703 1,159,336 NET ASSETS AT END OF PERIOD $ 3,087,685 $ 14,813,571 $ 998,832 Accumulation Units outstanding at beginning of period 61,402 180,448 19,795 Units issued 2,612 866 4,873 Units redeemed (3,552) (16,645) (7,760) Accumulation Units outstanding at end of period 60,462 164,669 16,908 MFS® VIT VIF Emerging Morgan Stanley Research Series Markets Equity VIF Growth Initial Class Portfolio Class I Portfolio Class I 2021 2021 2021 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS Net investment income (loss) $ 32,148 $ 5,189 $ (15,169) Net realized gains (losses) 461,906 5,139 2,997,362 Change in unrealized gains (losses) 807,975 6,431 (2,983,069) Increase (decrease) in net assets from operations 1,302,029 16,759 (876) INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS Deposits 104,968 52,852 261,692 Benefits — — — Payments on termination (214,243) (12,625) (257,429) Loans (5,117) (5,685) (66,595) Policy maintenance charge (133,118) (27,492) (282,869) Transfers among the sub-accounts and with the Fixed Account - net (27,187) 35,738 (249,311) Increase (decrease) in net assets from policy transactions (274,697) 42,788 (594,512) INCREASE (DECREASE) IN NET ASSETS 1,027,332 59,547 (595,388) NET ASSETS AT BEGINNING OF PERIOD 5,371,523 585,874 9,511,708 NET ASSETS AT END OF PERIOD $ 6,398,855 $ 645,421 $ 8,916,320 Accumulation Units outstanding at beginning of period 107,115 46,643 72,825 Units issued 1,125 4,746 5,018 Units redeemed (5,997) (1,496) (9,263) Accumulation Units outstanding at end of period 102,243 49,893 68,580 LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT STATEMENTS OF CHANGES IN NET ASSETS For the Years Ended December 31, See notes to financial statements. 63

Morgan Stanley Morningstar Morningstar VIF U.S. Aggressive Growth Balanced ETF Real Estate ETF Asset Allocation Asset Allocation Portfolio Class I Portfolio Class I Portfolio Class I 2021 2021 2021 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS Net investment income (loss) $ 135,720 $ 165,512 $ 193,742 Net realized gains (losses) 108,339 448,113 580,230 Change in unrealized gains (losses) 1,951,627 1,477,835 495,846 Increase (decrease) in net assets from operations 2,195,686 2,091,460 1,269,818 INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS Deposits 415,759 1,969,209 1,775,730 Benefits (20,514) — — Payments on termination (293,519) (621,299) (625,327) Loans (26,418) (25,863) (41,442) Policy maintenance charge (263,171) (1,066,294) (1,202,346) Transfers among the sub-accounts and with the Fixed Account - net (203,191) (117,300) (35,567) Increase (decrease) in net assets from policy transactions (391,054) 138,453 (128,952) INCREASE (DECREASE) IN NET ASSETS 1,804,632 2,229,913 1,140,866 NET ASSETS AT BEGINNING OF PERIOD 5,614,046 11,157,478 11,641,661 NET ASSETS AT END OF PERIOD $ 7,418,678 $ 13,387,391 $ 12,782,527 Accumulation Units outstanding at beginning of period 126,639 516,527 575,690 Units issued 2,675 34,897 29,987 Units redeemed (9,610) (28,345) (34,787) Accumulation Units outstanding at end of period 119,704 523,079 570,890 Morningstar Morningstar Morningstar Income Conservative ETF Growth ETF and Growth ETF Asset Allocation Asset Allocation Asset Allocation Portfolio Class I Portfolio Class I Portfolio Class I 2021 2021 2021 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS Net investment income (loss) $ 21,881 $ 316,316 $ 47,210 Net realized gains (losses) 46,202 1,190,998 107,333 Change in unrealized gains (losses) (33,952) 1,622,167 24,950 Increase (decrease) in net assets from operations 34,131 3,129,481 179,493 INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS Deposits 165,835 3,102,631 407,083 Benefits — (135,013) (13,517) Payments on termination (16,239) (2,191,055) (151,652) Loans (24,086) (111,913) (2,372) Policy maintenance charge (169,273) (1,826,776) (307,715) Transfers among the sub-accounts and with the Fixed Account - net (65,956) (30,958) (81,046) Increase (decrease) in net assets from policy transactions (109,719) (1,193,084) (149,219) INCREASE (DECREASE) IN NET ASSETS (75,588) 1,936,397 30,274 NET ASSETS AT BEGINNING OF PERIOD 1,426,416 21,055,043 2,738,955 NET ASSETS AT END OF PERIOD $ 1,350,828 $ 22,991,440 $ 2,769,229 Accumulation Units outstanding at beginning of period 87,047 980,892 148,599 Units issued 4,925 51,210 11,009 Units redeemed (11,431) (98,245) (18,806) Accumulation Units outstanding at end of period 80,541 933,857 140,802 LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT STATEMENTS OF CHANGES IN NET ASSETS For the Years Ended December 31, See notes to financial statements. 64

PIMCO VIT PIMCO VIT Int. Bond PIMCO VIT Real Total Return U.S. Dollar-Hedged Return Portfolio Portfolio Admin. Shares Admin. Shares Admin. Shares 2021 2021 2021 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS Net investment income (loss) $ 47,483 $ 214,970 $ 259,380 Net realized gains (losses) 37,029 8,763 649,984 Change in unrealized gains (losses) (149,945) 15,639 (1,110,658) Increase (decrease) in net assets from operations (65,433) 239,372 (201,294) INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS Deposits 196,696 290,270 833,253 Benefits (37,918) (9,582) (172,165) Payments on termination (98,972) (144,904) (575,552) Loans (17,375) (1,132) (83,601) Policy maintenance charge (184,692) (179,333) (717,728) Transfers among the sub-accounts and with the Fixed Account - net 220,610 287,139 942,149 Increase (decrease) in net assets from policy transactions 78,349 242,458 226,356 INCREASE (DECREASE) IN NET ASSETS 12,916 481,830 25,062 NET ASSETS AT BEGINNING OF PERIOD 3,193,538 4,064,225 15,022,325 NET ASSETS AT END OF PERIOD $ 3,206,454 $ 4,546,055 $ 15,047,387 Accumulation Units outstanding at beginning of period 123,827 193,808 592,962 Units issued 11,624 17,699 50,548 Units redeemed (8,664) (6,191) (43,083) Accumulation Units outstanding at end of period 126,787 205,316 600,427 Putnam Putnam Putnam VT International VT International VT High Yield Value Fund Value Fund Fund Class IA Class IA Class IB 2021 2021 2021 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS Net investment income (loss) $ 59,058 $ 16,560 $ 49,901 Net realized gains (losses) (1,065) 43,703 50,263 Change in unrealized gains (losses) 3,974 50,263 262,904 Increase (decrease) in net assets from operations 61,967 110,526 363,068 INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS Deposits 58,200 30,463 74,059 Benefits (1,326) — (26,371) Payments on termination (18,412) (225,827) (115,164) Loans 2,041 1,307 (8,586) Policy maintenance charge (45,871) (20,087) (80,386) Transfers among the sub-accounts and with the Fixed Account - net 38,364 (26,638) 14,296 Increase (decrease) in net assets from policy transactions 32,996 (240,782) (142,152) INCREASE (DECREASE) IN NET ASSETS 94,963 (130,256) 220,916 NET ASSETS AT BEGINNING OF PERIOD 1,170,039 697,379 2,461,633 NET ASSETS AT END OF PERIOD $ 1,265,002 $ 567,123 $ 2,682,549 Accumulation Units outstanding at beginning of period 31,672 22,002 109,985 Units issued 1,554 1,047 5,461 Units redeemed (676) (7,528) (10,995) Accumulation Units outstanding at end of period 32,550 15,521 104,451 LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT STATEMENTS OF CHANGES IN NET ASSETS For the Years Ended December 31, See notes to financial statements. 65

T. Rowe Price All-Cap T. Rowe Price T. Rowe Price Opportunities Blue Chip Growth Equity Income Portfolio - I Portfolio I Portfolio I 2021 2021 2021 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS Net investment income (loss) $ — $ — $ 498,713 Net realized gains (losses) 1,211,256 1,404,526 2,804,724 Change in unrealized gains (losses) (166,939) 38,542 3,737,078 Increase (decrease) in net assets from operations 1,044,317 1,443,068 7,040,515 INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS Deposits 125,621 311,263 1,556,631 Benefits (40,429) (44,164) (142,040) Payments on termination (58,097) (271,351) (1,386,172) Loans 866 (43,221) (42,964) Policy maintenance charge (147,206) (257,843) (1,110,942) Transfers among the sub-accounts and with the Fixed Account - net (19,968) (92,878) (592,163) Increase (decrease) in net assets from policy transactions (139,213) (398,194) (1,717,650) INCREASE (DECREASE) IN NET ASSETS 905,104 1,044,874 5,322,865 NET ASSETS AT BEGINNING OF PERIOD 5,084,614 8,364,513 28,031,494 NET ASSETS AT END OF PERIOD $ 5,989,718 $ 9,409,387 $ 33,354,359 Accumulation Units outstanding at beginning of period 67,877 122,789 609,934 Units issued 1,105 2,185 7,539 Units redeemed (2,788) (7,540) (39,409) Accumulation Units outstanding at end of period 66,194 117,434 578,064 T. Rowe Price T. Rowe Price VanEck VIP International Mid-Cap Emerging Markets Stock I Growth I Fund Initial Class 2021 2021 2021 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS Net investment income (loss) $ 28,819 $ — $ 51,064 Net realized gains (losses) 392,728 2,235,579 211,680 Change in unrealized gains (losses) (359,280) 16,951 (904,662) Increase (decrease) in net assets from operations 62,267 2,252,530 (641,918) INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS Deposits 260,190 375,728 340,222 Benefits (6,887) (45,574) (17,948) Payments on termination (69,055) (580,310) (306,527) Loans (29,340) (57,317) 1,448 Policy maintenance charge (232,012) (502,308) (206,848) Transfers among the sub-accounts and with the Fixed Account - net 126,948 (162,323) 182,866 Increase (decrease) in net assets from policy transactions 49,844 (972,104) (6,787) INCREASE (DECREASE) IN NET ASSETS 112,111 1,280,426 (648,705) NET ASSETS AT BEGINNING OF PERIOD 4,644,686 15,703,668 5,546,143 NET ASSETS AT END OF PERIOD $ 4,756,797 $ 16,984,094 $ 4,897,438 Accumulation Units outstanding at beginning of period 157,221 126,566 110,128 Units issued 15,751 5,287 7,433 Units redeemed (14,057) (12,666) (7,218) Accumulation Units outstanding at end of period 158,915 119,187 110,343 LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT STATEMENTS OF CHANGES IN NET ASSETS For the Years Ended December 31, See notes to financial statements. 66

VanEck VIP Global Resources Fund Initial Class 2021 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS Net investment income (loss) $ 18,136 Net realized gains (losses) (21,263) Change in unrealized gains (losses) 699,458 Increase (decrease) in net assets from operations 696,331 INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS Deposits 320,859 Benefits (12,615) Payments on termination (250,055) Loans (3,158) Policy maintenance charge (168,588) Transfers among the sub-accounts and with the Fixed Account - net (167,616) Increase (decrease) in net assets from policy transactions (281,173) INCREASE (DECREASE) IN NET ASSETS 415,158 NET ASSETS AT BEGINNING OF PERIOD 3,729,487 NET ASSETS AT END OF PERIOD $ 4,144,645 Accumulation Units outstanding at beginning of period 141,360 Units issued 3,897 Units redeemed (13,153) Accumulation Units outstanding at end of period 132,104 LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT STATEMENTS OF CHANGES IN NET ASSETS For the Years Ended December 31, See notes to financial statements. 67

1. Organization Lincoln Benefit Life Variable Life Account (the “Account”), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Lincoln Benefit Life Company (“Lincoln Benefit”). The assets of the Account are legally segregated from those of Lincoln Benefit. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). On January 26, 2021, Allstate Insurance Company entered into a purchase agreement with Everlake US Holdings Company (formerly Antelope US Holdings Company), an affiliate of an investment fund managed by Blackstone Inc. to sell Everlake Life Insurance Company (ELIC, formerly known as ALIC) and certain affiliates. The necessary state regulatory approvals were received on October 29, 2021, and the sale of ELIC and certain affiliates was completed on November 1, 2021, at which time Everlake US Holdings Company became the parent of ALIC. Subsequently ALIC was renamed ELIC. The assets within the Account are legally segregated from each other into sub-accounts (the “sub-accounts”). In 2014, Lincoln Benefit entered into an administrative services agreement (the “Agreement”) with Allstate Life Insurance Company ("ALIC"), whereby ALIC agreed to be responsible for servicing the individual variable life contracts, including the payment of benefits, oversight of investment management and contract administration. Lincoln Benefit issued six life insurance products: the Investor’s Select, the Consultant, the Consultant SL, the Consultant Protector, the Consultant Accumulator, and the Total Accumulator (collectively the “Policies”), the deposits of which are invested at the direction of the policyholders in the sub-accounts that comprise the Account. All of the Policies, are closed to new policyholders, but continue to accept deposits from existing policyholders. Absent any policy provisions wherein Lincoln Benefit contractually guarantees a specified death benefit, variable life policyholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-account names listed below correspond to the mutual fund portfolios (Fund or Funds) in which they invest: AB VPS Growth and Income Class A Fidelity® VIP Asset Manager Portfolio Initial Class AB VPS International Value Class A Fidelity® VIP ContrafundSM Portfolio Initial Class AB VPS Small Cap Growth Class A Fidelity® VIP Emerging Markets Portfolio Initial Class AB VPS Small/Mid Cap Value Class A Fidelity® VIP Equity-Income PortfolioSM Initial Class AB VPS Sustainable International Thematic Portfolio - Class A* Fidelity® VIP Government Money Market Portfolio Initial Class Alger Balanced Class I-2 Fidelity® VIP Growth & Income Portfolio Initial Class Alger Capital Appreciation Class I-2 Fidelity® VIP Growth Portfolio Initial Class Alger Income & Growth Class I-2 Fidelity® VIP High Income Portfolio Initial Class Alger Large Cap Growth Class I-2 Fidelity® VIP Index 500 Portfolio Initial Class Alger MidCap Growth Class I-2 Fidelity® VIP Index 500 Portfolio Service Class Alger SmallCap Growth Class I-2 Fidelity® VIP Investment Grade Bond Portfolio Initial Class Allspring VT Discovery Fund Fidelity® VIP Mid Cap Portfolio Initial Class Allspring VT Opportunity FundSM Fidelity® VIP Overseas Portfolio Initial Class DWS Core Equity VIP Class A Fidelity® VIP Real Estate Portfolio Initial Class DWS CROCI® International VIP Class A Fidelity® VIP Value Strategies Portfolio Initial Class DWS Equity 500 Index VIP Class A Franklin Templeton Global Bond VIP Fund Class 1 DWS Global Income Builder VIP Class A II Franklin Templeton Income VIP Fund Class 1 DWS Global Small Cap VIP Class A Franklin Templeton Mutual Global Discovery VIP Fund Class 1 DWS Small Cap Index VIP Class A Franklin Templeton Mutual Shares VIP Fund Class 1 Federated Hermes Fund for U.S. Government Securities II Franklin Templeton Small Cap Value VIP Fund Class 1 Federated Hermes High Income Bond Fund II Class P Franklin Templeton Small-Mid Cap Growth VIP Fund Class 1 Federated Hermes Managed Volatility Fund II Class P Franklin Templeton Strategic Income VIP Fund Class 1 LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT NOTES TO FINANCIAL STATEMENTS 68

Franklin Templeton U.S. Government Securities VIP Fund Class 1 Janus Henderson Research Portfolio Institutional Shares Guggenheim VT U.S. Long Short Equity Fund Lazard Retirement Emerging Markets Equity Portfolio Invesco Oppenheimer VI International Growth Fund Series I Legg Mason ClearBridge Variable Large Cap Value Portfolio Class I Invesco Oppenheimer VI International Growth Fund Series II Legg Mason Western Assets Variable Global High Yield Bond Portfolio Class I Invesco V.I. American Franchise MFS® High Yield Portfolio Initial Class Invesco V.I. American Value MFS® Investors Trust Series Initial Class Invesco V.I. Conservative Balance Fund - Series I MFS® Mass Investors Growth Stock Portfolio Initial Class Invesco V.I. Core Bond Fund - Series I* MFS® New Discovery Series Initial Class Invesco V.I. Core Equity MFS® Total Return Series Initial Class Invesco V.I. Core Plus Bond Fund - Series I* MFS® Utilities Series Initial Class Invesco V.I. Discovery Mid Cap Growth Fund - Series I MFS® Value Series Initial Class Invesco V.I. Discovery Mid Cap Growth Fund - Series II MFS® VIT Growth Series Initial Class Invesco V.I. Global Fund - Series I MFS® VIT New Discovery Series Service Class Invesco V.I. Global Fund - Series II MFS® VIT Research Series Initial Class Invesco V.I. Global Strategic Income - Fund Series I Morgan Stanley VIF Emerging Markets Equity Portfolio Class I Invesco V.I. Government Securities Morgan Stanley VIF Growth Portfolio Class I Invesco V.I. Growth and Income Fund Series I Morgan Stanley VIF U.S. Real Estate Portfolio Class I Invesco V.I. Growth and Income Fund Series II Morningstar Aggressive Growth ETF Asset Allocation Portfolio Class I Invesco V.I. High Yield Morningstar Balanced ETF Asset Allocation Portfolio Class I Invesco V.I. Main Street Fund® - Series I Morningstar Conservative ETF Asset Allocation Portfolio Class I Invesco V.I. Main Street Mid Cap Fund - Series I Morningstar Growth ETF Asset Allocation Portfolio Class I Invesco V.I. Main Street Small Cap Fund® - Series I Morningstar Income and Growth ETF Asset Allocation Portfolio Class I Invesco V.I. Main Street Small Cap Fund® - Series II PIMCO VIT Int. Bond U.S. Dollar-Hedged Admin. Shares Janus Henderson Balanced Portfolio Institutional Shares PIMCO VIT Real Return Portfolio Admin. Shares Janus Henderson Balanced Portfolio Service Shares PIMCO VIT Total Return Portfolio Admin. Shares Janus Henderson Enterprise Portfolio Institutional Shares Putnam VT High Yield Fund Class IA Janus Henderson Flexible Bond Portfolio Institutional Shares Putnam VT International Value Fund Class IA Janus Henderson Forty Portfolio Institutional Shares Putnam VT International Value Fund Class IB Janus Henderson Global Research Portfolio Institutional Shares T. Rowe Price All-Cap Opportunities Portfolio - I Janus Henderson Global Research Portfolio Service Shares T. Rowe Price Blue Chip Growth Portfolio I Janus Henderson Global Technology Portfolio Institutional Shares T. Rowe Price Equity Income Portfolio I Janus Henderson Mid Cap Value Portfolio Institutional Shares T. Rowe Price International Stock I Janus Henderson Mid Cap Value Portfolio Service Shares T. Rowe Price Mid-Cap Growth I Janus Henderson Overseas Portfolio Institutional Shares VanEck VIP Emerging Markets Fund Initial Class Janus Henderson Overseas Portfolio Service Shares VanEck VIP Global Resources Fund Initial Class *See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2022. LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT NOTES TO FINANCIAL STATEMENTS 69

The net assets are affected by the investment results of each Fund, transactions by policyholders and certain contract expenses (see Note 5). Policyholders’ interests consist of accumulation units of the sub-account. The accompanying financial statements include only policyholders’ purchase payments applicable to the variable portions of their policies and exclude any purchase payments directed by the policyholder to the "Fixed Account" in which the policyholders’ deposits are included in the Lincoln Benefit general account assets and earn a fixed rate of return. A policyholder may choose from among a number of different underlying Fund options. The underlying Funds are not available to the general public directly. These Funds are available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies, or in certain cases, through participation in certain qualified pension or retirement plans. Some of these underlying Funds have been established by investment advisers that manage publicly traded mutual funds that have similar names and investment objectives. While some of the underlying Funds may be similar to and may in fact be modeled after publicly traded mutual funds, the underlying Funds are not otherwise directly related to any publicly traded mutual funds. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying Funds may differ substantially. Subsequent Event - Subsequent events were evaluated through April 14, 2023. 2. Portfolio changes The operations of the following sub-accounts were affected by the following changes that occurred during the year ended December 31, 2022 and the year ended December 31, 2021: New fund name Old fund name AllianceBernstein VPS Sustainable International Thematic Portfolio - Class A AB VPS International Growth Class A Date Closed fund manager and/or fund name October 28, 2021 DWS Bond VIP Class A The following sub-account opened during the year ended December 31, 2022: • Invesco V.I. Core Plus Bond Fund - Series I commenced operation on April 29, 2022 Below listed is the sub-account (“Merged from”) that merged into another sub-account (“Merged to”) on the effective merger date. Accordingly, all of the assets of the Merged from sub-account were transferred in exchange for shares of the Merged to sub-account for units of equal aggregate value and the Merged to sub-account’s assumption of all of the current and future liabilities of the Merged from sub-account effective on the merger date. Accordingly, the cost basis of the respective subaccount’s investments received from the underlying Merged from subaccount were carried forward and invested in the underlying Merged to sub-account for GAAP and tax purposes. The Merged from sub-account ceases operations from the effective merger date. Date Merged from Merged to April 29, 2022 Invesco V.I. Core Bond Fund - Series I Invesco V.I. Core Plus Bond Fund - Series I April 30, 2021 Invesco V.I. Value Opportunity Invesco V.I. American Value 3. Summary of Significant Accounting Policies The Account is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of GAAP. Investments - Investments consist of shares of the Funds and are stated at fair value based on the reported net asset values of each corresponding Fund, which in turn value their investment securities at fair value. The difference between cost and fair value of shares owned on the day of measurement is recorded as unrealized gain or loss on investments. Dividends - Dividends declared by the Funds are recognized on the ex-dividend date. LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT NOTES TO FINANCIAL STATEMENTS 70

Net Realized Gains and Losses - Net realized gains and losses on Fund shares represent the difference between the proceeds from sales of shares of the Funds by the sub-accounts and the cost of such shares, which is determined on a weighted average basis, and realized gains distributions received from the underlying Funds. Transactions are recorded on a trade date basis. Distributions of net realized gains are recorded on the Funds’ ex-distribution date. Federal Income Taxes - The Account intends to qualify as a segregated asset account as defined by the Internal Revenue Code of 1986 (“Code”). In order to qualify as a segregated asset account, each sub-account is required to satisfy the diversification requirements of Section 817(h) of the Code. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The operations of the Account are included in the tax return of Lincoln Benefit. Lincoln Benefit is taxed as a life insurance company under the Code. No income taxes are allocable to the Account. The Account had no liability for unrecognized tax benefits as of December 31, 2022. The Account believes that it is reasonably possible that the liability balance will not significantly increase within the next twelve months. No amounts have been accrued for interest or penalties related to unrecognized tax benefits. Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported at the date the financial statements and the reported amounts of increases and decreases in net assets resulting from operations and the accompanying notes. Actual results could differ from those estimates. 4. Fair Value Measurements Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Assets recorded on the Statement of Net Assets at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows: Level 1: Assets whose values are based on unadjusted quoted prices for identical assets in an active market that the Account can access. Level 2: Assets whose values are based on the following (a) Quoted prices for similar assets in active markets; (b) Quoted prices for identical or similar assets in markets that are not active; (c) Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset. Level 3: Assets whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Account’s estimates of the assumptions that market participants would use in valuing the assets. In determining fair value, the Account uses the market approach, which generally utilizes market transaction data for the same or similar instruments. All investments during the reporting period consist of shares of the Funds that have daily quoted net asset values for identical assets that the sub-account can access and are categorized as Level 1. Net asset values for these actively traded Funds are obtained daily from the Funds’ managers. The Account’s policy is to recognize transfers of securities among the levels at the beginning of the reporting period. LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT NOTES TO FINANCIAL STATEMENTS 71

5. Expenses Surrender charge - In the event the policy is surrendered, a withdrawal charge may be imposed. The charge is assessed if the policy is surrendered during a specified time, which ranges from the first 9 years to the first 12 years depending upon the policy, and varies based upon several variables including the policyholder’s age and account value at the time of surrender. The charge ranges from $2.27 to $56.58 per $1,000 of face amount. These amounts are included in payments on terminations and reported on the Statements of Changes in Net Assets. Monthly Deductions - On each monthly deduction day (the same day in each month as the Issue Date, or the last day of the month if a month does not have that day), Lincoln Benefit will deduct from the policy value an amount to cover certain charges and expenses incurred in connection with the policy. The monthly deduction is intended to compensate Lincoln Benefit for expenses incurred in connection with the cost of insurance, mortality and expense risk charges, administrative expense charges, and policy fees. The table below describes the deductions for each product. All deductions are made monthly unless otherwise noted below. Product Cost of insurance Administrative expense charge (per $1,000 initial face amount) Policy fee Mortality and expense risk charge (as a % of total monthly sub-account value) Investor’s Select Varies Years 1 - 12: .20% of policy value; 0% thereafter (deducted annually) $ 5,000 Annual rate 0.70% (deducted daily) Consultant SL Varies Years 1 - 7: $1.44; $0 thereafter $ 7,500 Years 1 - 14: 0.72%; 0.36% thereafter Consultant Varies N/A $ 7,500 Years 1 - 14: 0.72%; 0.36% thereafter Consultant Protector Varies Annual rate: Years 1 - 20: 0.3504%; 0.1992% thereafter $ 10,000 Annual rate years 1 - 14: 0.55%; 0.15% thereafter Consultant Accumulator Varies Minimum $0.25 Maximum $2.50 $ 10,000 Annual rate years 1-10: 0.55%; 0.15% thereafter Total Accumulator Varies $0.09 per $1,000 on the first $100,000 $ 15,000 Monthly rate years 1-10: 0.058%; 0.024% thereafter Cost of Insurance - On all policies, Lincoln Benefit charges each policyholder monthly for cost of insurance. The cost of insurance is determined based upon several variables, including the policyholder’s death benefit amount and account value. The cost of insurance is recognized as redemption of units, and is included in policy maintenance charge reported on the Statements of Changes in Net Assets. Administrative Expense Charge - Lincoln Benefit deducts an administrative expense charge on a monthly or annual basis to cover expenses incurred in evaluating the insured person’s risk, issuing the policy, and sales expenses. The administrative expense charge is recognized as redemption of units, and is included in policy maintenance charge reported on the Statements of Changes in Net Assets. Policy Fee - On all policies, Lincoln Benefit deducts a policy fee on a monthly basis to cover expenses such as salaries, postage and periodic reports. The policy fee is recognized as redemption of units, and is included in policy maintenance charge reported on the Statements of Changes in Net Assets. Mortality and Expense Risk Charge - The mortality and expense risk charge covers insurance benefits available with the policies and certain expenses of the policies. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the policies. The mortality and expense risk charge for the Investor’s Select product is recognized as a reduction in the accumulated unit value, reported on the Statement of Operations, while the mortality and expense risk charge for Consultant, Consultant SL, Consultant Protector, Consultant Accumulator and Total Accumulator products are recognized as redemption of units, and are included in policy maintenance charge reported on the Statements of Changes in Net Assets. LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT NOTES TO FINANCIAL STATEMENTS 72

6. Purchases of Investments The cost of investments purchased during the year ended December 31, 2022 was as follows: Sub-Account Purchases AB VPS Growth and Income Class A $ 166,799 AB VPS International Value Class A 44,141 AB VPS Small Cap Growth Class A 738,417 AB VPS Small/Mid Cap Value Class A 181,709 AB VPS Sustainable International Thematic Portfolio - Class A* 155,877 Alger Balanced Class I-2 77,061 Alger Capital Appreciation Class I-2 3,956,457 Alger Income & Growth Class I-2 656,152 Alger Large Cap Growth Class I-2 1,526,453 Alger MidCap Growth Class I-2 2,751,410 Alger SmallCap Growth Class I-2 1,649,467 Allspring VT Discovery Fund 2,653,202 Allspring VT Opportunity FundSM 1,918,581 DWS Core Equity VIP Class A 483,491 DWS CROCI® International VIP Class A 116,289 DWS Equity 500 Index VIP Class A 435,300 DWS Global Income Builder VIP Class A II 515,799 DWS Global Small Cap VIP Class A 885,469 DWS Small Cap Index VIP Class A 371,910 Federated Hermes Fund for U.S. Government Securities II 326,752 Federated Hermes High Income Bond Fund II Class P 512,048 Federated Hermes Managed Volatility Fund II Class P 828,641 Fidelity® VIP Asset Manager Portfolio Initial Class 1,124,026 Fidelity® VIP ContrafundSM Portfolio Initial Class 6,597,963 Fidelity® VIP Emerging Markets Portfolio Initial Class 140,719 Fidelity® VIP Equity-Income PortfolioSM Initial Class 2,935,218 Fidelity® VIP Government Money Market Portfolio Initial Class 9,161,155 Fidelity® VIP Growth & Income Portfolio Initial Class 166,592 Fidelity® VIP Growth Portfolio Initial Class 7,073,394 Fidelity® VIP High Income Portfolio Initial Class 100,870 Fidelity® VIP Index 500 Portfolio Initial Class 2,941,833 Fidelity® VIP Index 500 Portfolio Service Class 1,041,762 Fidelity® VIP Investment Grade Bond Portfolio Initial Class 1,007,983 Fidelity® VIP Mid Cap Portfolio Initial Class 504,860 Fidelity® VIP Overseas Portfolio Initial Class 923,117 Fidelity® VIP Real Estate Portfolio Initial Class 328,299 Fidelity® VIP Value Strategies Portfolio Initial Class 205,090 Franklin Templeton Global Bond VIP Fund Class 1 61,035 Franklin Templeton Income VIP Fund Class 1 136,673 Franklin Templeton Mutual Global Discovery VIP Fund Class 1 187,371 Franklin Templeton Mutual Shares VIP Fund Class 1 97,080 LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT NOTES TO FINANCIAL STATEMENTS 73

Franklin Templeton Small Cap Value VIP Fund Class 1 $ 386,902 Franklin Templeton Small-Mid Cap Growth VIP Fund Class 1 443,145 Franklin Templeton Strategic Income VIP Fund Class 1 58,683 Franklin Templeton U.S. Government Securities VIP Fund Class 1 47,563 Guggenheim VT U.S. Long Short Equity Fund 38,602 Invesco Oppenheimer VI International Growth Fund Series I 596,232 Invesco Oppenheimer VI International Growth Fund Series II 440,043 Invesco V.I. American Franchise 864,045 Invesco V.I. American Value 3,758,497 Invesco V.I. Conservative Balance Fund - Series I 80,129 Invesco V.I. Core Bond Fund - Series I* 19,871 Invesco V.I. Core Equity 143,676 Invesco V.I. Core Plus Bond Fund - Series I* 360,673 Invesco V.I. Discovery Mid Cap Growth Fund - Series I 1,886,102 Invesco V.I. Discovery Mid Cap Growth Fund - Series II 752,902 Invesco V.I. Global Fund - Series I 449,387 Invesco V.I. Global Fund - Series II 2,911,739 Invesco V.I. Global Strategic Income - Fund Series I 17,971 Invesco V.I. Government Securities 140,113 Invesco V.I. Growth and Income Fund Series I 937,580 Invesco V.I. Growth and Income Fund Series II 740,989 Invesco V.I. High Yield 28,188 Invesco V.I. Main Street Fund® - Series I 373,557 Invesco V.I. Main Street Mid Cap Fund - Series I 718,565 Invesco V.I. Main Street Small Cap Fund® - Series I 1,969,912 Invesco V.I. Main Street Small Cap Fund® - Series II 1,710,831 Janus Henderson Balanced Portfolio Institutional Shares 2,229,127 Janus Henderson Balanced Portfolio Service Shares 622,060 Janus Henderson Enterprise Portfolio Institutional Shares 9,381,523 Janus Henderson Flexible Bond Portfolio Institutional Shares 481,595 Janus Henderson Forty Portfolio Institutional Shares 2,249,318 Janus Henderson Global Research Portfolio Institutional Shares 4,195,734 Janus Henderson Global Research Portfolio Service Shares 237,588 Janus Henderson Global Technology Portfolio Institutional Shares 504,958 Janus Henderson Mid Cap Value Portfolio Institutional Shares 104,396 Janus Henderson Mid Cap Value Portfolio Service Shares 512,174 Janus Henderson Overseas Portfolio Institutional Shares 97,955 Janus Henderson Overseas Portfolio Service Shares 375,364 Janus Henderson Research Portfolio Institutional Shares 7,608,916 Lazard Retirement Emerging Markets Equity Portfolio 121,106 Legg Mason ClearBridge Variable Large Cap Value Portfolio Class I 1,118,760 Legg Mason Western Assets Variable Global High Yield Bond Portfolio Class I 226,980 MFS® High Yield Portfolio Initial Class 124,427 MFS® Investors Trust Series Initial Class 922,845 MFS® Mass Investors Growth Stock Portfolio Initial Class 269,152 LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT NOTES TO FINANCIAL STATEMENTS 74

MFS® New Discovery Series Initial Class $ 4,313,382 MFS® Total Return Series Initial Class 1,518,618 MFS® Utilities Series Initial Class 500,183 MFS® Value Series Initial Class 266,680 MFS® VIT Growth Series Initial Class 1,687,969 MFS® VIT New Discovery Series Service Class 321,478 MFS® VIT Research Series Initial Class 808,004 Morgan Stanley VIF Emerging Markets Equity Portfolio Class I 112,749 Morgan Stanley VIF Growth Portfolio Class I 3,070,734 Morgan Stanley VIF U.S. Real Estate Portfolio Class I 1,595,597 Morningstar Aggressive Growth ETF Asset Allocation Portfolio Class I 1,659,134 Morningstar Balanced ETF Asset Allocation Portfolio Class I 1,807,068 Morningstar Conservative ETF Asset Allocation Portfolio Class I 137,143 Morningstar Growth ETF Asset Allocation Portfolio Class I 2,363,851 Morningstar Income and Growth ETF Asset Allocation Portfolio Class I 356,755 PIMCO VIT Int. Bond U.S. Dollar-Hedged Admin. Shares 191,783 PIMCO VIT Real Return Portfolio Admin. Shares 394,132 PIMCO VIT Total Return Portfolio Admin. Shares 751,409 Putnam VT High Yield Fund Class IA 100,616 Putnam VT International Value Fund Class IA 65,064 Putnam VT International Value Fund Class IB 266,172 T. Rowe Price All-Cap Opportunities Portfolio - I 366,075 T. Rowe Price Blue Chip Growth Portfolio I 672,154 T. Rowe Price Equity Income Portfolio I 2,383,842 T. Rowe Price International Stock I 532,177 T. Rowe Price Mid-Cap Growth I 1,205,884 VanEck VIP Emerging Markets Fund Initial Class 1,238,186 VanEck VIP Global Resources Fund Initial Class 206,678 (*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2022. 7. Financial Highlights Lincoln Benefit offers multiple variable life policies through this Account that have unique combinations of features and fees that are assessed to the policyholders. Differences in these fee structures result in various policy expense rates and accumulation unit values which in turn result in various expense and total return ratios. In the table below, the accumulation units, the range of lowest to highest accumulation unit values, the net assets, the investment income ratio, the range of lowest to highest expense ratios assessed by Lincoln Benefit and the corresponding range of total return is presented for each policy option of the sub-accounts that had outstanding units during the period. Only rider options within each sub-account that had accumulation units outstanding during the respective periods were considered when determining the lowest and highest expense ratio. These ranges of lowest to highest accumulation unit values and total return are based on the product groupings that represent lowest and highest expense ratio amounts. Therefore, some individual contract ratios are not within the ranges presented. The range of the lowest and highest accumulation unit values disclosed in the Statement of Net Assets may differ from the values disclosed herein because the values in the Statement of Net Assets represent the absolute lowest and highest values without consideration of the corresponding expense ratios. LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT NOTES TO FINANCIAL STATEMENTS 75

Items in the following table are notated as follows: *Investment Income Ratio - These amounts represent dividends, excluding realized gain distributions, received by the sub-account from the underlying Fund, net of management fees assessed by the Fund manager, divided by the average net assets. These ratios exclude those expenses that result in a reduction in the accumulation unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying Fund in which the sub-account invests. The investment income ratio for each product may differ due to the timing of policy transactions. Sub-accounts with a date notation indicate the effective date of that investment option in the Account. Consistent with the total return, investment income ratio is calculated for the period or from the effective date through the end of the reporting period. The investment income ratio for closed sub-accounts is calculated from the beginning of period, or from the effective date, through the last day the sub-account was open. The investment income ratio is reported at zero when no dividend is received in the Sub-Account during the period or the net asset value at the end of the period is zero. **Expense Ratio - These amounts represent the annualized policy expenses of the sub-account, consisting of mortality and expense risk charges for each period indicated. The ratios include only those expenses that result in a reduction in the accumulation unit values. Charges made directly to policyholder accounts through the redemption of units and expenses of the underlying Fund have been excluded. ***Total Return - These amounts represent the total return for the periods indicated, including changes in the value of the underlying Fund, and expenses assessed through the reduction in the accumulation unit values. The ratio does not include any expenses assessed through the redemption of units. The total return is calculated as the change in the accumulation unit value during the reporting period, or the effective period if less than the reporting period, divided by the beginning of period accumulation unit value or the accumulation unit value on the effective date. At December 31, For the year ended December 31, Accumulation Unit Value Expense Ratio Total Return Accumulation Units (000s) Lowest to Highest Net Assets (000s) Investment Income Ratio* Lowest to Highest** Lowest to Highest*** AB VPS Growth and Income Class A 2022 24 $ 32.30 - $ 32.30 $ 780 1.40% 0.00 - 0.00% (4.19) - (4.19) % 2021 25 33.71 - 33.71 853 0.81 0.00 - 0.00 28.16 - 28.16 2020 27 26.31 - 26.31 712 1.62 0.00 - 0.00 2.72 - 2.72 2019 25 25.61 - 25.61 641 1.23 0.00 - 0.00 23.91 - 23.91 2018 34 20.67 - 20.67 528 0.99 0.00 - 0.00 (5.61) - (5.61) AB VPS International Value Class A 2022 35 8.23 - 8.23 287 4.73 0.00 - 0.00 (13.61) - (13.61) 2021 33 9.53 - 9.53 314 2.06 0.00 - 0.00 11.08 - 11.08 2020 33 8.58 - 8.58 280 2.05 0.00 - 0.00 2.47 - 2.47 2019 28 8.37 - 8.37 238 0.94 0.00 - 0.00 17.14 - 17.14 2018 31 7.15 - 7.15 221 1.57 0.00 - 0.00 (22.79) - (22.79) AB VPS Small Cap Growth Class A 2022 31 39.75 - 39.75 1,219 — 0.00 - 0.00 (39.09) - (39.09) 2021 28 65.26 - 65.26 1,825 — 0.00 - 0.00 9.46 - 9.46 2020 29 59.63 - 59.63 1,723 — 0.00 - 0.00 53.98 - 53.98 2019 28 38.72 - 38.72 1,092 — 0.00 - 0.00 36.40 - 36.40 2018 29 28.39 - 28.39 829 — 0.00 - 0.00 (0.89) - (0.89) LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT NOTES TO FINANCIAL STATEMENTS 76

At December 31, For the year ended December 31, Accumulation Unit Value Expense Ratio Total Return Accumulation Units (000s) Lowest to Highest Net Assets (000s) Investment Income Ratio* Lowest to Highest** Lowest to Highest*** AB VPS Small/Mid Cap Value Class A 2022 28 $ 30.14 - $30.14 $ 840 1.10% 0.00 - 0.00% (15.63) - (15.63) % 2021 29 35.72 - 35.72 1,021 0.78 0.00 - 0.00 35.95 - 35.95 2020 32 26.27 - 26.27 853 1.09 0.00 - 0.00 3.37 - 3.37 2019 28 25.42 - 25.42 723 0.60 0.00 - 0.00 20.10 - 20.10 2018 28 21.17 - 21.17 594 0.49 0.00 - 0.00 (15.03) - (15.03) AB VPS Sustainable International Thematic Portfolio - Class A 2022 45 11.98 - 11.98 537 — 0.00 - 0.00 (27.61) - (27.61) 2021 45 16.55 - 16.55 749 — 0.00 - 0.00 8.25 - 8.25 2020 44 15.29 - 15.29 673 1.37 0.00 - 0.00 29.94 - 29.94 2019 45 11.77 - 11.77 528 0.58 0.00 - 0.00 27.53 - 27.53 2018 43 9.23 - 9.23 394 0.65 0.00 - 0.00 (17.41) - (17.41) Alger Balanced Class I-2 2022 25 23.25 - 23.25 587 1.17 0.00 - 0.00 (11.31) - (11.31) 2021 27 26.21 - 26.21 710 0.85 0.00 - 0.00 19.12 - 19.12 2020 26 22.00 - 22.00 580 1.33 0.00 - 0.00 10.23 - 10.23 2019 25 19.96 - 19.96 491 1.61 0.00 - 0.00 19.50 - 19.50 2018 22 16.70 - 16.70 370 4.23 0.00 - 0.00 (3.32) - (3.32) Alger Capital Appreciation Class I-2 2022 429 38.21 - 87.23 30,109 — 0.00 - 0.00 (36.52) - (36.52) 2021 423 60.19 - 137.42 47,552 — 0.00 - 0.00 19.13 - 19.13 2020 439 50.53 - 115.36 41,696 — 0.00 - 0.00 41.75 - 41.75 2019 471 35.65 - 81.38 31,731 — 0.00 - 0.00 33.58 - 33.58 2018 504 26.68 - 60.92 25,652 0.08 0.00 - 0.00 (0.10) - (0.10) Alger Income & Growth Class I-2 2022 125 56.38 - 56.38 7,056 1.41 0.00 - 0.00 (14.98) - (14.98) 2021 133 66.32 - 66.32 8,842 1.15 0.00 - 0.00 31.66 - 31.66 2020 145 50.37 - 50.37 7,321 1.40 0.00 - 0.00 14.88 - 14.88 2019 156 43.84 - 43.84 6,835 1.61 0.00 - 0.00 29.47 - 29.47 2018 165 33.86 - 33.86 5,579 1.66 0.00 - 0.00 (4.61) - (4.61) Alger Large Cap Growth Class I-2 2022 329 30.96 - 46.50 14,789 — 0.00 - 0.00 (38.65) - (38.65) 2021 337 50.47 - 75.80 24,747 — 0.00 - 0.00 11.84 - 11.84 2020 358 45.12 - 67.78 23,586 0.18 0.00 - 0.00 67.03 - 67.03 2019 388 27.02 - 40.58 15,287 — 0.00 - 0.00 27.43 - 27.43 2018 410 21.20 - 31.84 12,679 — 0.00 - 0.00 2.21 - 2.21 Alger MidCap Growth Class I-2 2022 545 23.23 - 59.08 29,115 — 0.00 - 0.00 (36.07) - (36.07) 2021 530 36.33 - 92.42 44,726 — 0.00 - 0.00 4.20 - 4.20 2020 556 34.87 - 88.69 45,240 — 0.00 - 0.00 64.63 - 64.63 2019 602 21.18 - 53.87 29,813 — 0.00 - 0.00 30.26 - 30.26 2018 632 16.26 - 41.36 24,132 — 0.00 - 0.00 (7.44) - (7.44) LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT NOTES TO FINANCIAL STATEMENTS 77

At December 31, For the year ended December 31, Accumulation Unit Value Expense Ratio Total Return Accumulation Units (000s) Lowest to Highest Net Assets (000s) Investment Income Ratio* Lowest to Highest** Lowest to Highest*** Alger SmallCap Growth Class I-2 2022 164 $ 40.65 - $ 40.65 $ 6,671 — % 0.00 - 0.00% (38.01) - (38.01) % 2021 162 65.58 - 65.58 10,594 — 0.00 - 0.00 (6.06) - (6.06) 2020 171 69.81 - 69.81 11,960 1.07 0.00 - 0.00 67.15 - 67.15 2019 187 41.77 - 41.77 7,817 — 0.00 - 0.00 29.34 - 29.34 2018 201 32.29 - 32.29 6,485 — 0.00 - 0.00 1.44 - 1.44 Allspring VT Discovery Fund 2022 118 49.83 - 49.83 5,901 — 0.00 - 0.00 (37.85) - (37.85) 2021 118 80.18 - 80.18 9,446 — 0.00 - 0.00 (5.04) - (5.04) 2020 126 84.44 - 84.44 10,659 — 0.00 - 0.00 62.65 - 62.65 2019 135 51.91 - 51.91 7,006 — 0.00 - 0.00 39.02 - 39.02 2018 148 37.34 - 37.34 5,508 — 0.00 - 0.00 (7.06) - (7.06) Allspring VT Opportunity FundSM 2022 195 43.97 - 43.97 8,562 — 0.00 - 0.00 (20.81) - (20.81) 2021 201 55.52 - 55.52 11,178 0.04 0.00 - 0.00 24.78 - 24.78 2020 221 44.50 - 44.50 9,814 0.44 0.00 - 0.00 21.00 - 21.00 2019 233 36.77 - 36.77 8,550 0.28 0.00 - 0.00 31.46 - 31.46 2018 240 27.97 - 27.97 6,722 0.19 0.00 - 0.00 (7.15) - (7.15) DWS Bond VIP Class A 2022 — — - — — — — — - — 2021 — 23.86 - 25.72 — 2.05 0.00 - 0.70 (0.82) - (0.24) 2020 250 23.92 - 25.94 6,076 2.71 0.00 - 0.70 8.31 - 9.07 2019 247 21.93 - 23.94 5,485 3.06 0.00 - 0.70 9.85 - 10.62 2018 253 19.82 - 21.80 5,097 4.45 0.00 - 0.70 (3.34) - (2.65) DWS Core Equity VIP Class A 2022 58 45.62 - 45.62 2,655 0.80 0.00 - 0.00 (15.53) - (15.53) 2021 60 54.01 - 54.01 3,251 0.76 0.00 - 0.00 25.30 - 25.30 2020 63 43.10 - 43.10 2,702 1.35 0.00 - 0.00 16.13 - 16.13 2019 65 37.12 - 37.12 2,412 1.09 0.00 - 0.00 30.30 - 30.30 2018 71 28.48 - 28.48 2,022 1.78 0.00 - 0.00 (5.69) - (5.69) DWS CROCI® International VIP Class A 2022 100 15.69 - 15.69 1,573 3.18 0.00 - 0.00 (13.19) - (13.19) 2021 103 18.07 - 18.07 1,867 2.39 0.00 - 0.00 9.24 - 9.24 2020 100 16.54 - 16.54 1,651 3.46 0.00 - 0.00 2.61 - 2.61 2019 100 16.12 - 16.12 1,616 2.92 0.00 - 0.00 21.77 - 21.77 2018 95 13.24 - 13.24 1,259 1.04 0.00 - 0.00 (14.39) - (14.39) DWS Equity 500 Index VIP Class A 2022 77 65.23 - 65.23 5,030 1.25 0.00 - 0.00 (18.34) - (18.34) 2021 79 79.88 - 79.88 6,346 1.43 0.00 - 0.00 28.40 - 28.40 2020 81 62.21 - 62.21 5,019 1.66 0.00 - 0.00 18.10 - 18.10 2019 81 52.68 - 52.68 4,246 1.96 0.00 - 0.00 31.19 - 31.19 2018 85 40.16 - 40.16 3,408 1.67 0.00 - 0.00 (4.65) - (4.65) LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT NOTES TO FINANCIAL STATEMENTS 78

At December 31, For the year ended December 31, Accumulation Unit Value Expense Ratio Total Return Accumulation Units (000s) Lowest to Highest Net Assets (000s) Investment Income Ratio* Lowest to Highest** Lowest to Highest*** DWS Global Income Builder VIP Class A II 2022 155 $ 20.43 - $ 23.11 $ 3,568 2.94% 0.00 - 0.70% (15.57) - (14.98) % 2021 163 24.19 - 27.19 4,397 2.33 0.00 - 0.70 10.18 - 10.96 2020 169 21.96 - 24.50 4,109 3.12 0.00 - 0.70 7.52 - 8.28 2019 175 20.42 - 22.63 3,934 3.80 0.00 - 0.70 19.33 - 20.16 2018 180 17.11 - 18.83 3,366 3.78 0.00 - 0.70 (8.31) - (7.66) DWS Global Small Cap VIP Class A 2022 80 46.17 - 46.17 3,678 0.55 0.00 - 0.00 (24.05) - (24.05) 2021 80 60.79 - 60.79 4,890 0.36 0.00 - 0.00 14.94 - 14.94 2020 84 52.89 - 52.89 4,458 0.81 0.00 - 0.00 17.36 - 17.36 2019 89 45.07 - 45.07 4,017 — 0.00 - 0.00 21.29 - 21.29 2018 91 37.16 - 37.16 3,389 0.28 0.00 - 0.00 (20.51) - (20.51) DWS Small Cap Index VIP Class A 2022 24 60.02 - 60.02 1,413 0.92 0.00 - 0.00 (20.64) - (20.64) 2021 23 75.63 - 75.63 1,740 0.83 0.00 - 0.00 14.50 - 14.50 2020 24 66.05 - 66.05 1,591 1.08 0.00 - 0.00 19.43 - 19.43 2019 23 55.31 - 55.31 1,295 1.02 0.00 - 0.00 25.22 - 25.22 2018 24 44.17 - 44.17 1,058 0.95 0.00 - 0.00 (11.23) - (11.23) Federated Hermes Fund for U.S. Government Securities II 2022 203 20.44 - 21.90 4,185 1.86 0.00 - 0.70 (13.16) - (12.55) 2021 214 23.38 - 25.22 5,051 2.04 0.00 - 0.70 (2.73) - (2.04) 2020 217 23.86 - 25.93 5,246 2.41 0.00 - 0.70 4.48 - 5.21 2019 222 22.68 - 24.82 5,112 2.40 0.00 - 0.70 5.16 - 5.90 2018 234 21.42 - 23.60 5,101 2.41 0.00 - 0.70 (0.25) - 0.45 Federated Hermes High Income Bond Fund II Class P 2022 168 33.46 - 42.79 5,936 5.56 0.00 - 0.70 (12.39) - (11.78) 2021 177 37.92 - 48.85 7,136 4.85 0.00 - 0.70 4.12 - 4.85 2020 180 36.17 - 46.92 6,925 5.99 0.00 - 0.70 4.85 - 5.59 2019 189 34.26 - 44.74 6,920 6.10 0.00 - 0.70 13.74 - 14.54 2018 198 29.91 - 39.34 6,361 8.01 0.00 - 0.70 (3.97) - (3.29) Federated Hermes Managed Volatility Fund II Class P 2022 88 26.50 - 37.24 2,621 1.87 0.00 - 0.70 (14.36) - (13.75) 2021 94 30.73 - 43.49 3,270 1.78 0.00 - 0.70 17.68 - 18.51 2020 99 25.93 - 36.95 2,921 2.55 0.00 - 0.70 0.23 - 0.93 2019 103 25.69 - 36.87 3,052 2.06 0.00 - 0.70 19.39 - 20.23 2018 105 21.37 - 30.88 2,599 2.88 0.00 - 0.70 (9.13) - (8.49) Fidelity® VIP Asset Manager Portfolio Initial Class 2022 264 32.52 - 41.91 9,524 2.09 0.00 - 0.70 (15.53) - (14.94) 2021 268 38.23 - 49.62 11,432 1.64 0.00 - 0.70 9.15 - 9.92 2020 273 34.78 - 45.46 10,621 1.53 0.00 - 0.70 14.07 - 14.87 2019 283 30.28 - 39.85 9,621 1.79 0.00 - 0.70 17.42 - 18.25 2018 291 25.60 - 33.94 8,408 1.69 0.00 - 0.70 (6.01) - (5.35) LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT NOTES TO FINANCIAL STATEMENTS 79

At December 31, For the year ended December 31, Accumulation Unit Value Expense Ratio Total Return Accumulation Units (000s) Lowest to Highest Net Assets (000s) Investment Income Ratio* Lowest to Highest** Lowest to Highest*** Fidelity® VIP ContrafundSM Portfolio Initial Class 2022 1,297 $ 32.24 - $ 97.00 $ 91,201 0.51% 0.00 - 0.70% (26.83) - (26.31) % 2021 1,354 43.75 - 132.56 129,298 0.06 0.00 - 0.70 26.94 - 27.83 2020 1,433 34.23 - 104.42 107,704 0.25 0.00 - 0.70 29.66 - 30.57 2019 1,534 26.21 - 80.54 88,932 0.46 0.00 - 0.70 30.66 - 31.58 2018 1,614 19.92 - 61.64 71,727 0.70 0.00 - 0.70 (7.03) - (6.38) Fidelity® VIP Emerging Markets Portfolio Initial Class 2022 62 16.22 - 16.22 998 1.78 0.00 - 0.00 (20.11) - (20.11) 2021 58 20.30 - 20.30 1,173 2.14 0.00 - 0.00 (2.24) - (2.24) 2020 59 20.76 - 20.76 1,219 0.84 0.00 - 0.00 31.27 - 31.27 2019 61 15.82 - 15.82 960 1.59 0.00 - 0.00 29.46 - 29.46 2018 64 12.22 - 12.22 785 0.70 0.00 - 0.00 (18.00) - (18.00) Fidelity® VIP Equity-Income PortfolioSM Initial Class 2022 801 27.57 - 86.42 45,381 1.88 0.00 - 0.70 (5.62) - (4.96) 2021 855 29.01 - 91.57 51,018 1.90 0.00 - 0.70 24.02 - 24.89 2020 895 23.23 - 73.83 42,912 1.84 0.00 - 0.70 5.95 - 6.69 2019 915 21.77 - 69.69 41,451 2.01 0.00 - 0.70 26.55 - 27.44 2018 955 17.08 - 55.06 34,276 2.26 0.00 - 0.70 (8.94) - (8.29) Fidelity® VIP Government Money Market Portfolio Initial Class 2022 2,166 10.97 - 16.11 33,024 1.42 0.00 - 0.70 0.73 - 1.44 2021 2,074 10.82 - 16.00 31,214 0.01 0.00 - 0.70 (0.69) - 0.01 2020 1,739 10.82 - 16.11 26,070 0.31 0.00 - 0.70 (0.38) - 0.32 2019 1,609 10.78 - 16.17 24,086 2.00 0.00 - 0.70 1.30 - 2.02 2018 1,766 10.57 - 15.96 26,005 1.64 0.00 - 0.70 0.94 - 1.65 Fidelity® VIP Growth & Income Portfolio Initial Class 2022 48 32.06 - 32.06 1,548 1.72 0.00 - 0.00 (4.95) - (4.95) 2021 48 33.73 - 33.73 1,632 2.39 0.00 - 0.00 25.95 - 25.95 2020 52 26.78 - 26.78 1,404 2.19 0.00 - 0.00 7.85 - 7.85 2019 49 24.83 - 24.83 1,219 3.53 0.00 - 0.00 30.05 - 30.05 2018 49 19.09 - 19.09 927 0.34 0.00 - 0.00 (8.98) - (8.98) Fidelity® VIP Growth Portfolio Initial Class 2022 974 41.73 - 115.15 70,854 0.61 0.00 - 0.70 (24.98) - (24.46) 2021 1,007 55.24 - 153.49 97,340 — 0.00 - 0.70 22.36 - 23.21 2020 1,085 44.84 - 125.45 85,509 0.07 0.00 - 0.70 42.89 - 43.89 2019 1,150 31.16 - 87.79 63,351 0.26 0.00 - 0.70 33.38 - 34.31 2018 1,228 23.20 - 65.82 50,567 0.24 0.00 - 0.70 (0.87) - (0.17) Fidelity® VIP High Income Portfolio Initial Class 2022 36 19.31 - 19.31 702 5.18 0.00 - 0.00 (11.37) - (11.37) 2021 36 21.79 - 21.79 789 5.23 0.00 - 0.00 4.41 - 4.41 2020 36 20.87 - 20.87 753 5.05 0.00 - 0.00 2.75 - 2.75 2019 36 20.31 - 20.31 730 5.28 0.00 - 0.00 15.11 - 15.11 2018 36 17.65 - 17.65 634 5.79 0.00 - 0.00 (3.29) - (3.29) LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT NOTES TO FINANCIAL STATEMENTS 80

At December 31, For the year ended December 31, Accumulation Unit Value Expense Ratio Total Return Accumulation Units (000s) Lowest to Highest Net Assets (000s) Investment Income Ratio* Lowest to Highest** Lowest to Highest*** Fidelity® VIP Index 500 Portfolio Initial Class 2022 1,483 $ 45.15 - $ 54.33 $ 79,228 1.46% 0.00 - 0.70% (18.78) - (18.21) % 2021 1,552 55.59 - 66.43 $ 101,396 1.26 0.00 - 0.70 27.68 - 28.58 2020 1,616 43.54 - 51.67 82,244 1.77 0.00 - 0.70 17.41 - 18.24 2019 1,717 37.08 - 43.70 73,978 1.96 0.00 - 0.70 30.43 - 31.35 2018 1,834 28.43 - 33.27 60,200 1.85 0.00 - 0.70 (5.16) - (4.49) Fidelity® VIP Index 500 Portfolio Service Class 2022 316 35.79 - 35.79 11,295 1.39 0.00 - 0.00 (18.30) - (18.30) 2021 317 43.80 - 43.80 13,878 1.18 0.00 - 0.00 28.45 - 28.45 2020 322 34.10 - 34.10 10,987 1.68 0.00 - 0.00 18.13 - 18.13 2019 318 28.87 - 28.87 9,188 1.91 0.00 - 0.00 31.22 - 31.22 2018 309 22.00 - 22.00 6,798 1.86 0.00 - 0.00 (4.59) - (4.59) Fidelity® VIP Investment Grade Bond Portfolio Initial Class 2022 393 15.84 - 19.27 7,355 2.30 0.00 - 0.00 (12.96) - (12.96) 2021 392 18.20 - 22.14 8,431 2.06 0.00 - 0.00 (0.61) - (0.61) 2020 377 18.31 - 22.28 8,164 2.24 0.00 - 0.00 9.39 - 9.39 2019 377 16.74 - 20.36 7,447 2.75 0.00 - 0.00 9.67 - 9.67 2018 384 15.26 - 18.57 6,894 2.51 0.00 - 0.00 (0.53) - (0.53) Fidelity® VIP Mid Cap Portfolio Initial Class 2022 144 30.37 - 30.37 4,361 0.50 0.00 - 0.00 (14.74) - (14.74) 2021 147 35.62 - 35.62 5,254 0.62 0.00 - 0.00 25.60 - 25.60 2020 152 28.36 - 28.36 4,317 0.66 0.00 - 0.00 18.19 - 18.19 2019 144 24.00 - 24.00 3,467 0.87 0.00 - 0.00 23.45 - 23.45 2018 144 19.44 - 19.44 2,799 0.66 0.00 - 0.00 (14.54) - (14.54) Fidelity® VIP Overseas Portfolio Initial Class 2022 525 28.89 - 33.28 15,551 1.09 0.00 - 0.70 (25.01) - (24.48) 2021 526 38.26 - 44.38 20,697 0.53 0.00 - 0.70 18.86 - 19.70 2020 545 31.96 - 37.34 17,929 0.45 0.00 - 0.70 14.81 - 15.61 2019 564 27.64 - 32.52 16,080 1.70 0.00 - 0.70 26.87 - 27.77 2018 614 21.64 - 25.63 13,701 1.55 0.00 - 0.70 (15.41) - (14.81) Fidelity® VIP Real Estate Portfolio Initial Class 2022 123 20.26 - 20.26 2,483 1.36 0.00 - 0.00 (27.51) - (27.51) 2021 119 27.95 - 27.95 3,336 1.17 0.00 - 0.00 38.99 - 38.99 2020 119 20.11 - 20.11 2,403 2.27 0.00 - 0.00 (6.55) - (6.55) 2019 104 21.52 - 21.52 2,237 1.78 0.00 - 0.00 23.22 - 23.22 2018 106 17.47 - 17.47 1,844 2.87 0.00 - 0.00 (6.22) - (6.22) Fidelity® VIP Value Strategies Portfolio Initial Class 2022 18 31.65 - 31.65 558 1.30 0.00 - 0.00 (7.03) - (7.03) 2021 15 34.04 - 34.04 522 1.57 0.00 - 0.00 33.60 - 33.60 2020 15 25.48 - 25.48 394 1.32 0.00 - 0.00 8.26 - 8.26 2019 14 23.54 - 23.54 331 1.68 0.00 - 0.00 34.53 - 34.53 2018 14 17.50 - 17.50 238 1.00 0.00 - 0.00 (17.32) - (17.32) LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT NOTES TO FINANCIAL STATEMENTS 81

At December 31, For the year ended December 31, Accumulation Unit Value Expense Ratio Total Return Accumulation Units (000s) Lowest to Highest Net Assets (000s) Investment Income Ratio* Lowest to Highest** Lowest to Highest*** Franklin Templeton Global Bond VIP Fund Class 1 2022 64 $ 14.99 - $ 14.99 $ 960 — % 0.00 - 0.00% (4.85) - (4.85) % 2021 65 15.75 - 15.75 1,027 — 0.00 - 0.00 (4.62) - (4.62) 2020 58 16.52 - 16.52 953 8.10 0.00 - 0.00 (5.07) - (5.07) 2019 54 17.40 - 17.40 938 7.86 0.00 - 0.00 2.26 - 2.26 2018 71 17.02 - 17.02 1,200 — 0.00 - 0.00 2.21 - 2.21 Franklin Templeton Income VIP Fund Class 1 2022 50 21.80 - 21.80 1,092 4.91 0.00 - 0.00 (5.24) - (5.24) 2021 52 23.00 - 23.00 1,186 4.66 0.00 - 0.00 17.00 - 17.00 2020 51 19.66 - 19.66 998 5.81 0.00 - 0.00 0.97 - 0.97 2019 48 19.47 - 19.47 932 5.40 0.00 - 0.00 16.42 - 16.42 2018 47 16.72 - 16.72 779 4.91 0.00 - 0.00 (4.09) - (4.09) Franklin Templeton Mutual Global Discovery VIP Fund Class 1 2022 59 22.31 - 22.31 1,313 1.65 0.00 - 0.00 (4.52) - (4.52) 2021 60 23.36 - 23.36 1,392 2.84 0.00 - 0.00 19.43 - 19.43 2020 61 19.56 - 19.56 1,192 2.72 0.00 - 0.00 (4.22) - (4.22) 2019 58 20.42 - 20.42 1,187 1.75 0.00 - 0.00 24.71 - 24.71 2018 64 16.38 - 16.38 1,048 2.64 0.00 - 0.00 (11.01) - (11.01) Franklin Templeton Mutual Shares VIP Fund Class 1 2022 28 20.90 - 20.90 577 2.15 0.00 - 0.00 (7.15) - (7.15) 2021 29 22.51 - 22.51 651 3.05 0.00 - 0.00 19.52 - 19.52 2020 31 18.83 - 18.83 583 3.30 0.00 - 0.00 (4.85) - (4.85) 2019 26 19.79 - 19.79 508 1.93 0.00 - 0.00 22.92 - 22.92 2018 29 16.10 - 16.10 460 2.65 0.00 - 0.00 (8.86) - (8.86) Franklin Templeton Small Cap Value VIP Fund Class 1 2022 55 30.66 - 30.66 1,683 1.23 0.00 - 0.00 (9.82) - (9.82) 2021 59 34.00 - 34.00 1,998 1.13 0.00 - 0.00 25.67 - 25.67 2020 63 27.05 - 27.05 1,714 1.69 0.00 - 0.00 5.41 - 5.41 2019 61 25.67 - 25.67 1,554 1.28 0.00 - 0.00 26.72 - 26.72 2018 59 20.25 - 20.25 1,190 1.11 0.00 - 0.00 (12.69) - (12.69) Franklin Templeton Small-Mid Cap Growth VIP Fund Class 1 2022 40 31.38 - 31.38 1,266 — 0.00 - 0.00 (33.52) - (33.52) 2021 38 47.21 - 47.21 1,776 — 0.00 - 0.00 10.25 - 10.25 2020 36 42.82 - 42.82 1,553 — 0.00 - 0.00 55.52 - 55.52 2019 39 27.53 - 27.53 1,074 — 0.00 - 0.00 31.80 - 31.80 2018 40 20.89 - 20.89 837 — 0.00 - 0.00 (5.15) - (5.15) Franklin Templeton Strategic Income VIP Fund Class 1 2022 39 16.51 - 16.51 639 4.43 0.00 - 0.00 (10.46) - (10.46) 2021 40 18.44 - 18.44 733 3.45 0.00 - 0.00 2.28 - 2.28 2020 35 18.02 - 18.02 637 5.04 0.00 - 0.00 3.75 - 3.75 2019 27 17.37 - 17.37 470 5.57 0.00 - 0.00 8.41 - 8.41 2018 29 16.03 - 16.03 471 2.88 0.00 - 0.00 (1.91) - (1.91) LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT NOTES TO FINANCIAL STATEMENTS 82

At December 31, For the year ended December 31, Accumulation Unit Value Expense Ratio Total Return Accumulation Units (000s) Lowest to Highest Net Assets (000s) Investment Income Ratio* Lowest to Highest** Lowest to Highest*** Franklin Templeton U.S. Government Securities VIP Fund Class 1 2022 38 $ 12.81 - $ 12.81 $ 490 2.64% 0.00 - 0.00% (9.50) - (9.50) % 2021 39 14.16 - 14.16 557 2.63 0.00 - 0.00 (1.62) - (1.62) 2020 34 14.39 - 14.39 484 3.76 0.00 - 0.00 4.08 - 4.08 2019 27 13.82 - 13.82 367 3.25 0.00 - 0.00 5.47 - 5.47 2018 31 13.11 - 13.11 406 2.91 0.00 - 0.00 0.60 - 0.60 Guggenheim VT U.S. Long Short Equity Fund 2022 34 27.83 - 27.83 951 0.47 0.00 - 0.00 (14.39) - (14.39) 2021 36 32.51 - 32.51 1,166 0.65 0.00 - 0.00 23.80 - 23.80 2020 36 26.26 - 26.26 936 0.86 0.00 - 0.00 4.93 - 4.93 2019 35 25.03 - 25.03 880 0.56 0.00 - 0.00 5.54 - 5.54 2018 35 23.71 - 23.71 821 — 0.00 - 0.00 (12.94) - (12.94) Invesco Oppenheimer VI International Growth Fund Series I 2022 80 16.32 - 53.75 2,038 — 0.00 - 0.00 (27.13) - (27.13) 2021 78 22.39 - 73.76 2,759 — 0.00 - 0.00 10.22 - 10.22 2020 75 20.32 - 66.92 2,368 0.97 0.00 - 0.00 21.50 - 21.50 2019 73 16.72 - 55.08 1,952 1.05 0.00 - 0.00 28.60 - 28.60 2018 73 13.00 - 42.83 1,579 0.86 0.00 - 0.00 (19.42) - (19.42) Invesco Oppenheimer VI International Growth Fund Series II 2022 51 26.55 - 26.55 1,367 — 0.70 - 0.70 (27.67) - (27.67) 2021 55 36.71 - 36.71 2,005 — 0.70 - 0.70 9.35 - 9.35 2020 61 33.57 - 33.57 2,048 0.63 0.70 - 0.70 20.20 - 20.20 2019 70 27.93 - 27.93 1,943 0.71 0.70 - 0.70 27.06 - 27.06 2018 68 21.98 - 21.98 1,488 0.60 0.70 - 0.70 (20.12) - (20.12) Invesco V.I. American Franchise 2022 84 29.31 - 29.31 2,456 — 0.00 - 0.00 (31.11) - (31.11) 2021 86 42.55 - 42.55 3,655 — 0.00 - 0.00 11.93 - 11.93 2020 87 38.01 - 38.01 3,318 0.07 0.00 - 0.00 42.35 - 42.35 2019 91 26.70 - 26.70 2,440 — 0.00 - 0.00 36.76 - 36.76 2018 97 19.53 - 19.53 1,897 — 0.00 - 0.00 (3.62) - (3.62) Invesco V.I. American Value (On April 30 2021 Invesco V.I.Value Opportunity merged into Invesco V.I. American Value) 2022 397 28.70 - 40.58 17,408 0.76 0.00 - 0.70 (3.29) - (2.61) 2021 420 29.47 - 41.96 18,979 0.51 0.00 - 0.70 27.06 - 27.95 2020 277 23.03 - 33.03 9,590 0.94 0.00 - 0.70 0.42 - 1.12 2019 280 22.78 - 32.89 9,635 0.70 0.00 - 0.70 24.15 - 25.03 2018 293 18.22 - 26.49 8,110 0.48 0.00 - 0.70 (13.26) - (12.65) Invesco V.I. Conservative Balance Fund - Series I 2022 29 15.15 - 15.15 439 1.32 0.00 - 0.00 (16.85) - (16.85) 2021 32 18.22 - 18.22 576 1.54 0.00 - 0.00 10.63 - 10.63 2020 31 16.47 - 16.47 513 2.11 0.00 - 0.00 14.86 - 14.86 2019 31 14.34 - 14.34 443 2.21 0.00 - 0.00 17.51 - 17.51 2018 30 12.20 - 12.20 372 2.04 0.00 - 0.00 (5.32) - (5.32) LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT NOTES TO FINANCIAL STATEMENTS 83

At December 31, For the year ended December 31, Accumulation Unit Value Expense Ratio Total Return Accumulation Units (000s) Lowest to Highest Net Assets (000s) Investment Income Ratio* Lowest to Highest** Lowest to Highest*** Invesco V.I. Core Bond Fund - Series I (On April 29, 2022, Invesco V.I Core Bond Fund - Series I merged into Invesco V.I. Core Plus Bond Fund - Series I) 2022 — $ 11.01 - $ 11.01 $ — 3.19% 0.00 - 0.00% (9.30) - (9.30) % 2021 31 12.14 - 12.14 373 2.30 0.00 - 0.00 (1.65) - (1.65) 2020 25 12.34 - 12.34 313 3.19 0.00 - 0.00 9.71 - 9.71 2019 24 11.25 - 11.25 272 3.30 0.00 - 0.00 9.53 - 9.53 2018 23 10.27 - 10.27 237 3.33 0.00 - 0.00 (1.02) - (1.02) Invesco V.I. Core Equity 2022 21 29.27 - 29.27 628 0.91 0.00 - 0.00 (20.55) - (20.55) 2021 23 36.84 - 36.84 830 0.67 0.00 - 0.00 27.74 - 27.74 2020 23 28.84 - 28.84 669 1.31 0.00 - 0.00 13.85 - 13.85 2019 32 25.33 - 25.33 801 0.97 0.00 - 0.00 28.96 - 28.96 2018 31 19.64 - 19.64 612 0.90 0.00 - 0.00 (9.39) - (9.39) Invesco V.I. Core Plus Bond Fund - Series I (Fund commenced operations on April 29, 2022) (On April 29, 2022, Invesco V.I. Core Bond Fund - Series I merged into Invesco V.I Core Plus Bond Fund - Series I) 2022 34 9.52 - 9.52 328 0.59 0.00 - 0.00 (4.31) - (4.31) Invesco V.I. Discovery Mid Cap Growth Fund - Series I (On June 12, 2020 Invesco Oppenheimer VI Discovery Mid Cap Growth Fund Series II merged into Invesco Oppenheimer VI Discovery Mid Cap Growth Fund Series I) 2022 133 40.23 - 40.23 5,332 — 0.00 - 0.00 (30.98) - (30.98) 2021 135 58.29 - 58.29 7,859 — 0.00 - 0.00 19.10 - 19.10 2020 146 48.94 - 48.94 7,166 0.02 0.00 - 0.00 40.69 - 40.69 2019 78 34.79 - 34.79 2,716 — 0.00 - 0.00 39.36 - 39.36 2018 86 24.96 - 24.96 2,151 — 0.00 - 0.00 (6.08) - (6.08) Invesco V.I. Discovery Mid Cap Growth Fund - Series II (Fund commenced operations on April 30, 2020) (On April 30 2020 Invesco V.I Mid Cap Growth Fund Series II merged into Invesco Oppenheimer VI Discovery Mid Cap Growth Fund Series II) (On June 12, 2020 Invesco Oppenheimer VI Discovery Mid Cap Growth Fund Series II merged into Invesco Oppenheimer VI Discovery Mid Cap Growth Fund Series I) 2022 134 11.88 - 12.10 1,605 — 0.00 - 0.70 (31.61) - (31.13) 2021 141 17.37 - 17.57 2,464 — 0.00 - 0.70 17.96 - 18.79 2020 147 14.72 - 14.79 2,166 — 0.00 - 0.70 47.22 - 47.91 Invesco V.I. Global Fund - Series I 2022 59 23.97 - 23.97 1,425 — 0.00 - 0.00 (31.76) - (31.76) 2021 55 35.12 - 35.12 1,924 — 0.00 - 0.00 15.49 - 15.49 2020 59 30.41 - 30.41 1,809 0.71 0.00 - 0.00 27.64 - 27.64 2019 60 23.83 - 23.83 1,434 0.89 0.00 - 0.00 31.79 - 31.79 2018 72 18.08 - 18.08 1,298 0.98 0.00 - 0.00 (13.18) - (13.18) Invesco V.I. Global Fund - Series II 2022 299 36.87 - 36.87 11,015 — 0.00 - 0.00 (31.94) - (31.94) 2021 290 54.17 - 54.17 15,705 — 0.00 - 0.00 15.17 - 15.17 2020 304 47.03 - 47.03 14,314 0.45 0.00 - 0.00 27.34 - 27.34 2019 321 36.94 - 36.94 11,863 0.64 0.00 - 0.00 31.45 - 31.45 2018 336 28.10 - 28.10 9,440 0.76 0.00 - 0.00 (13.39) - (13.39) LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT NOTES TO FINANCIAL STATEMENTS 84

At December 31, For the year ended December 31, Accumulation Unit Value Expense Ratio Total Return Accumulation Units (000s) Lowest to Highest Net Assets (000s) Investment Income Ratio* Lowest to Highest** Lowest to Highest*** Invesco V.I. Global Strategic Income - Fund Series I 2022 20 $ 13.85 - $ 13.85 $ 280 — % 0.00 - 0.00% (11.46) - (11.46) % 2021 20 15.64 - 15.64 313 4.88 0.00 - 0.00 (3.41) - (3.41) 2020 19 16.19 - 16.19 312 5.99 0.00 - 0.00 3.40 - 3.40 2019 19 15.66 - 15.66 290 3.63 0.00 - 0.00 10.80 - 10.80 2018 25 14.13 - 14.13 355 4.86 0.00 - 0.00 (4.40) - (4.40) Invesco V.I. Government Securities 2022 100 11.43 - 11.43 1,141 2.02 0.00 - 0.00 (10.29) - (10.29) 2021 99 12.74 - 12.74 1,263 2.51 0.00 - 0.00 (2.27) - (2.27) 2020 105 13.03 - 13.03 1,370 2.52 0.00 - 0.00 6.27 - 6.27 2019 101 12.27 - 12.27 1,236 2.56 0.00 - 0.00 6.07 - 6.07 2018 103 11.56 - 11.56 1,193 2.23 0.00 - 0.00 0.56 - 0.56 Invesco V.I. Growth and Income Fund Series I 2022 136 29.07 - 57.21 7,079 1.65 0.00 - 0.00 (5.75) - (5.75) 2021 145 30.84 - 60.70 8,028 1.56 0.00 - 0.00 28.51 - 28.51 2020 151 24.00 - 47.24 6,545 2.37 0.00 - 0.00 2.09 - 2.09 2019 144 23.51 - 46.27 6,135 1.87 0.00 - 0.00 25.19 - 25.19 2018 148 18.78 - 36.96 5,002 2.06 0.00 - 0.00 (13.38) - (13.38) Invesco V.I. Growth and Income Fund Series II 2022 130 36.63 - 42.33 5,201 1.27 0.00 - 0.70 (6.66) - (6.00) 2021 143 39.24 - 45.03 6,078 1.39 0.00 - 0.70 27.29 - 28.19 2020 149 30.82 - 35.13 4,993 2.03 0.00 - 0.70 1.14 - 1.85 2019 156 30.48 - 34.49 5,150 1.56 0.00 - 0.70 23.98 - 24.85 2018 162 24.58 - 27.63 4,275 1.77 0.00 - 0.70 (14.20) - (13.59) Invesco V.I. High Yield 2022 24 15.06 - 15.06 359 4.69 0.00 - 0.00 (9.55) - (9.55) 2021 25 16.65 - 16.65 411 4.77 0.00 - 0.00 4.38 - 4.38 2020 25 15.95 - 15.95 396 6.15 0.00 - 0.00 3.32 - 3.32 2019 24 15.44 - 15.44 378 5.77 0.00 - 0.00 13.51 - 13.51 2018 27 13.60 - 13.60 366 5.04 0.00 - 0.00 (3.35) - (3.35) Invesco V.I. Main Street Fund® - Series I 2022 51 15.41 - 15.41 789 1.51 0.00 - 0.00 (20.13) - (20.13) 2021 51 19.29 - 19.29 976 0.72 0.00 - 0.00 27.57 - 27.57 2020 50 15.12 - 15.12 751 1.51 0.00 - 0.00 13.94 - 13.94 2019 50 13.27 - 13.27 664 1.05 0.00 - 0.00 32.08 - 32.08 2018 51 10.05 - 10.05 510 1.16 0.00 - 0.00 (7.89) - (7.89) Invesco V.I. Main Street Mid Cap Fund - Series I 2022 82 34.15 - 34.15 2,797 0.36 0.00 - 0.00 (14.26) - (14.26) 2021 83 39.83 - 39.83 3,304 0.45 0.00 - 0.00 23.24 - 23.24 2020 85 32.32 - 32.32 2,746 0.75 0.00 - 0.00 9.25 - 9.25 2019 85 29.58 - 29.58 2,517 0.50 0.00 - 0.00 25.28 - 25.28 2018 89 23.61 - 23.61 2,112 0.52 0.00 - 0.00 (11.35) - (11.35) LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT NOTES TO FINANCIAL STATEMENTS 85

At December 31, For the year ended December 31, Accumulation Unit Value Expense Ratio Total Return Accumulation Units (000s) Lowest to Highest Net Assets (000s) Investment Income Ratio* Lowest to Highest** Lowest to Highest*** Invesco V.I. Main Street Small Cap Fund® - Series I 2022 206 $ 35.62 - $ 77.94 $ 13,578 0.54% 0.00 - 0.00% (15.83) - (15.83) % 2021 215 42.33 - 92.61 16,794 0.37 0.00 - 0.00 22.55 - 22.55 2020 229 34.54 - 75.57 14,670 0.65 0.00 - 0.00 19.93 - 19.93 2019 232 28.80 - 63.01 12,459 0.20 0.00 - 0.00 26.47 - 26.47 2018 238 22.77 - 49.82 10,178 0.31 0.00 - 0.00 (10.32) - (10.32) Invesco V.I. Main Street Small Cap Fund® Series II 2022 116 47.96 - 55.43 6,176 0.25 0.00 - 0.70 (16.63) - (16.04) 2021 135 57.53 - 66.02 8,639 0.17 0.00 - 0.70 21.41 - 22.26 2020 144 47.39 - 54.00 7,536 0.34 0.00 - 0.70 18.80 - 19.64 2019 152 39.89 - 45.14 6,658 — 0.00 - 0.70 25.25 - 26.13 2018 156 31.84 - 35.79 5,422 0.06 0.00 - 0.70 (11.17) - (10.54) Invesco V.I. Value Opportunity (On April 30 2021 Invesco V.I.Value Opportunity merged into Invesco V.I. American Value) 2022 — — - — — — — — - — 2021 — 26.16 - 29.46 — 0.82 0.00 - 0.70 28.21 - 28.50 2020 269 20.40 - 22.93 6,110 0.41 0.00 - 0.70 4.72 - 5.46 2019 257 19.48 - 21.74 5,546 0.24 0.00 - 0.70 29.70 - 30.61 2018 272 15.02 - 16.65 4,504 0.31 0.00 - 0.70 (19.74) - (19.18) Janus Henderson Balanced Portfolio Institutional Shares 2022 571 29.50 - 102.18 37,065 1.24 0.00 - 0.70 (16.98) - (16.40) 2021 596 35.28 - 123.08 46,790 0.90 0.00 - 0.70 16.38 - 17.20 2020 619 30.11 - 105.76 42,068 1.81 0.00 - 0.70 13.51 - 14.31 2019 638 26.34 - 93.17 38,483 1.91 0.00 - 0.70 21.73 - 22.59 2018 682 21.48 - 76.53 33,963 2.15 0.00 - 0.70 (0.02) - 0.68 Janus Henderson Balanced Portfolio Service Shares 2022 183 47.52 - 47.52 8,676 0.97 0.00 - 0.00 (16.62) - (16.62) 2021 191 56.99 - 56.99 10,875 0.67 0.00 - 0.00 16.91 - 16.91 2020 194 48.75 - 48.75 9,478 1.52 0.00 - 0.00 14.03 - 14.03 2019 192 42.75 - 42.75 8,227 1.66 0.00 - 0.00 22.27 - 22.27 2018 194 34.96 - 34.96 6,778 1.78 0.00 - 0.00 0.43 - 0.43 Janus Henderson Enterprise Portfolio Institutional Shares 2022 519 41.12 - 140.95 51,838 0.20 0.00 - 0.70 (16.53) - (15.94) 2021 543 48.92 - 168.86 64,851 0.32 0.00 - 0.70 16.02 - 16.83 2020 580 41.87 - 145.55 59,501 0.07 0.00 - 0.70 18.64 - 19.47 2019 619 35.04 - 122.68 53,311 0.20 0.00 - 0.70 34.54 - 35.48 2018 664 25.87 - 91.18 42,391 0.24 0.00 - 0.70 (1.11) - (0.41) Janus Henderson Flexible Bond Portfolio Institutional Shares 2022 193 16.69 - 36.49 5,477 2.47 0.00 - 0.70 (14.26) - (13.66) 2021 199 19.33 - 42.56 6,578 2.03 0.00 - 0.70 (1.59) - (0.90) 2020 198 19.50 - 43.25 6,599 2.87 0.00 - 0.70 9.71 - 10.48 2019 199 17.65 - 39.42 6,072 3.32 0.00 - 0.70 8.81 - 9.57 2018 209 16.11 - 36.23 5,834 3.14 0.00 - 0.70 (1.70) - (1.00) LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT NOTES TO FINANCIAL STATEMENTS 86

At December 31, For the year ended December 31, Accumulation Unit Value Expense Ratio Total Return Accumulation Units (000s) Lowest to Highest Net Assets (000s) Investment Income Ratio* Lowest to Highest** Lowest to Highest*** Janus Henderson Forty Portfolio Institutional Shares 2022 178 $ 33.47 - $ 58.53 $ 9,383 0.20% 0.00 - 0.70% (34.02) - (33.55) % 2021 173 50.38 - 88.70 13,847 — 0.00 - 0.70 22.04 - 22.90 2020 184 40.99 - 72.68 12,106 0.27 0.00 - 0.70 38.43 - 39.40 2019 196 29.41 - 52.51 9,300 0.15 0.00 - 0.70 36.20 - 37.16 2018 198 21.44 - 38.55 6,869 — 0.00 - 0.70 1.27 - 1.98 Janus Henderson Global Research Portfolio Institutional Shares 2022 705 33.64 - 64.52 30,058 1.05 0.00 - 0.70 (19.97) - (19.41) 2021 737 41.74 - 80.62 39,170 0.52 0.00 - 0.70 17.27 - 18.09 2020 776 35.35 - 68.75 35,026 0.73 0.00 - 0.70 19.22 - 20.06 2019 808 29.44 - 57.66 30,595 1.00 0.00 - 0.70 28.14 - 29.04 2018 854 22.82 - 45.00 25,261 1.13 0.00 - 0.70 (7.52) - (6.87) Janus Henderson Global Research Portfolio Service Shares 2022 35 40.48 - 40.48 1,427 0.89 0.00 - 0.00 (19.61) - (19.61) 2021 37 50.36 - 50.36 1,843 0.37 0.00 - 0.00 17.80 - 17.80 2020 36 42.75 - 42.75 1,559 0.57 0.00 - 0.00 19.76 - 19.76 2019 35 35.69 - 35.69 1,241 0.86 0.00 - 0.00 28.71 - 28.71 2018 36 27.73 - 27.73 997 1.01 0.00 - 0.00 (7.08) - (7.08) Janus Henderson Global Technology Portfolio Institutional Shares 2022 28 54.69 - 54.69 1,509 — 0.00 - 0.00 (36.95) - (36.95) 2021 26 86.75 - 86.75 2,243 0.21 0.00 - 0.00 18.01 - 18.01 2020 26 73.50 - 73.50 1,898 — 0.00 - 0.00 51.20 - 51.20 2019 25 48.62 - 48.62 1,222 — 0.00 - 0.00 45.17 - 45.17 2018 29 33.49 - 33.49 968 — 0.00 - 0.00 1.19 - 1.19 Janus Henderson Mid Cap Value Portfolio Institutional Shares 2022 30 26.97 - 26.97 822 1.31 0.00 - 0.00 (5.56) - (5.56) 2021 31 28.55 - 28.55 896 0.45 0.00 - 0.00 19.73 - 19.73 2020 32 23.85 - 23.85 756 1.25 0.00 - 0.00 (0.92) - (0.92) 2019 29 24.07 - 24.07 705 1.19 0.00 - 0.00 30.35 - 30.35 2018 28 18.47 - 18.47 519 1.07 0.00 - 0.00 (13.63) - (13.63) Janus Henderson Mid Cap Value Portfolio Service Shares 2022 121 40.73 - 40.73 4,940 1.16 0.00 - 0.00 (5.77) - (5.77) 2021 127 43.22 - 43.22 5,473 0.30 0.00 - 0.00 19.42 - 19.42 2020 133 36.19 - 36.19 4,800 1.08 0.00 - 0.00 (1.21) - (1.21) 2019 130 36.64 - 36.64 4,777 1.04 0.00 - 0.00 30.05 - 30.05 2018 135 28.17 - 28.17 3,791 0.90 0.00 - 0.00 (13.82) - (13.82) Janus Henderson Overseas Portfolio Institutional Shares 2022 105 11.98 - 11.98 1,262 1.77 0.00 - 0.00 (8.60) - (8.60) 2021 109 13.11 - 13.11 1,435 1.16 0.00 - 0.00 13.58 - 13.58 2020 112 11.54 - 11.54 1,292 1.38 0.00 - 0.00 16.30 - 16.30 2019 114 9.92 - 9.92 1,131 1.93 0.00 - 0.00 27.02 - 27.02 2018 118 7.81 - 7.81 921 1.77 0.00 - 0.00 (14.94) - (14.94) LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT NOTES TO FINANCIAL STATEMENTS 87

At December 31, For the year ended December 31, Accumulation Unit Value Expense Ratio Total Return Accumulation Units (000s) Lowest to Highest Net Assets (000s) Investment Income Ratio* Lowest to Highest** Lowest to Highest*** Janus Henderson Overseas Portfolio Service Shares 2022 472 $ 10.55 - $ 11.62 $ 5,437 1.68% 0.00 - 0.70% (9.47) - (8.84) % 2021 496 11.65 - 12.75 6,282 1.04 0.00 - 0.70 12.50 - 13.29 2020 514 10.35 - 11.25 5,744 1.22 0.00 - 0.70 15.21 - 16.02 2019 543 8.99 - 9.70 5,235 1.84 0.00 - 0.70 25.82 - 26.71 2018 573 7.14 - 7.66 4,360 1.67 0.00 - 0.70 (15.73) - (15.14) Janus Henderson Research Portfolio Institutional Shares 2022 599 46.57 - 81.88 34,809 0.16 0.00 - 0.70 (30.38) - (29.89) 2021 628 66.42 - 117.61 52,263 0.10 0.00 - 0.70 19.49 - 20.33 2020 672 55.20 - 98.42 46,615 0.41 0.00 - 0.70 32.03 - 32.95 2019 723 41.52 - 74.55 37,832 0.46 0.00 - 0.70 34.58 - 35.52 2018 769 30.64 - 55.39 29,759 0.55 0.00 - 0.70 (3.26) - (2.58) Lazard Retirement Emerging Markets Equity Portfolio 2022 22 54.52 - 54.52 1,202 3.35 0.00 - 0.00 (15.12) - (15.12) 2021 22 64.22 - 64.22 1,440 1.86 0.00 - 0.00 5.47 - 5.47 2020 23 60.90 - 60.90 1,380 2.71 0.00 - 0.00 (1.27) - (1.27) 2019 22 61.68 - 61.68 1,386 0.90 0.00 - 0.00 18.14 - 18.14 2018 24 52.21 - 52.21 1,248 1.87 0.00 - 0.00 (18.56) - (18.56) Legg Mason ClearBridge Variable Large Cap Value Portfolio Class I 2022 104 37.03 - 42.20 4,294 1.30 0.00 - 0.70 (7.08) - (6.43) 2021 126 39.85 - 45.10 5,565 1.07 0.00 - 0.70 25.33 - 26.21 2020 130 31.80 - 35.73 4,593 1.51 0.00 - 0.70 4.51 - 5.25 2019 131 30.43 - 33.95 4,388 1.78 0.00 - 0.70 27.98 - 28.88 2018 113 23.77 - 26.34 2,945 1.53 0.00 - 0.70 (9.51) - (8.87) Legg Mason Western Assets Variable Global High Yield Bond Portfolio Class I 2022 88 24.18 - 24.18 2,129 6.71 0.00 - 0.00 (13.72) - (13.72) 2021 89 28.03 - 28.03 2,488 4.52 0.00 - 0.00 1.33 - 1.33 2020 87 27.66 - 27.66 2,402 4.04 0.00 - 0.00 7.32 - 7.32 2019 98 25.78 - 25.78 2,527 5.40 0.00 - 0.00 14.39 - 14.39 2018 98 22.53 - 22.53 2,200 5.20 0.00 - 0.00 (3.92) - (3.92) MFS® High Yield Portfolio Initial Class 2022 102 13.47 - 13.47 1,376 5.58 0.00 - 0.00 (10.51) - (10.51) 2021 104 15.05 - 15.05 1,567 5.04 0.00 - 0.00 3.49 - 3.49 2020 96 14.54 - 14.54 1,403 5.56 0.00 - 0.00 5.09 - 5.09 2019 94 13.84 - 13.84 1,299 5.69 0.00 - 0.00 14.81 - 14.81 2018 90 12.06 - 12.06 1,085 5.63 0.00 - 0.00 (3.08) - (3.08) MFS® Investors Trust Series Initial Class 2022 124 47.00 - 47.00 5,851 0.67 0.00 - 0.00 (16.49) - (16.49) 2021 131 56.28 - 56.28 7,399 0.62 0.00 - 0.00 26.81 - 26.81 2020 137 44.38 - 44.38 6,071 0.64 0.00 - 0.00 13.87 - 13.87 2019 146 38.97 - 38.97 5,693 0.68 0.00 - 0.00 31.58 - 31.58 2018 157 29.62 - 29.62 4,637 0.61 0.00 - 0.00 (5.49) - (5.49) LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT NOTES TO FINANCIAL STATEMENTS 88

At December 31, For the year ended December 31, Accumulation Unit Value Expense Ratio Total Return Accumulation Units (000s) Lowest to Highest Net Assets (000s) Investment Income Ratio* Lowest to Highest** Lowest to Highest*** MFS® Mass Investors Growth Stock Portfolio Initial Class 2022 67 $ 23.62 - $ 23.62 $ 1,589 0.10% 0.00 - 0.00% (19.26) - (19.26) % 2021 69 29.25 - 29.25 2,009 0.24 0.00 - 0.00 25.97 - 25.97 2020 73 23.22 - 23.22 1,690 0.46 0.00 - 0.00 22.53 - 22.53 2019 76 18.95 - 18.95 1,448 0.59 0.00 - 0.00 39.95 - 39.95 2018 78 13.54 - 13.54 1,057 0.58 0.00 - 0.00 0.81 - 0.81 MFS® New Discovery Series Initial Class 2022 138 83.30 - 83.30 11,476 — 0.00 - 0.00 (29.76) - (29.76) 2021 137 118.59 - 118.59 16,237 — 0.00 - 0.00 1.80 - 1.80 2020 144 116.49 - 116.49 16,758 — 0.00 - 0.00 45.89 - 45.89 2019 154 79.85 - 79.85 12,333 — 0.00 - 0.00 41.70 - 41.70 2018 168 56.35 - 56.35 9,483 — 0.00 - 0.00 (1.48) - (1.48) MFS® Total Return Series Initial Class 2022 291 43.69 - 43.69 12,699 1.72 0.00 - 0.00 (9.58) - (9.58) 2021 302 48.32 - 48.32 14,581 1.79 0.00 - 0.00 14.12 - 14.12 2020 318 42.34 - 42.34 13,470 2.31 0.00 - 0.00 9.81 - 9.81 2019 324 38.56 - 38.56 12,501 2.36 0.00 - 0.00 20.38 - 20.38 2018 344 32.03 - 32.03 11,014 2.20 0.00 - 0.00 (5.61) - (5.61) MFS® Utilities Series Initial Class 2022 38 93.39 - 93.39 3,590 2.47 0.00 - 0.00 0.76 - 0.76 2021 38 92.69 - 92.69 3,477 1.75 0.00 - 0.00 14.09 - 14.09 2020 39 81.24 - 81.24 3,150 2.49 0.00 - 0.00 5.90 - 5.90 2019 40 76.72 - 76.72 3,065 3.97 0.00 - 0.00 25.07 - 25.07 2018 43 61.34 - 61.34 2,639 1.11 0.00 - 0.00 1.06 - 1.06 MFS® Value Series Initial Class 2022 58 48.05 - 48.05 2,766 1.40 0.00 - 0.00 (5.91) - (5.91) 2021 60 51.07 - 51.07 3,088 1.34 0.00 - 0.00 25.45 - 25.45 2020 61 40.71 - 40.71 2,500 1.59 0.00 - 0.00 3.48 - 3.48 2019 60 39.34 - 39.34 2,376 2.15 0.00 - 0.00 29.80 - 29.80 2018 64 30.31 - 30.31 1,942 1.55 0.00 - 0.00 (10.09) - (10.09) MFS® VIT Growth Series Initial Class 2022 161 61.50 - 61.50 9,918 — 0.00 - 0.00 (31.63) - (31.63) 2021 165 89.96 - 89.96 14,814 — 0.00 - 0.00 23.53 - 23.53 2020 180 72.82 - 72.82 13,141 — 0.00 - 0.00 31.86 - 31.86 2019 194 55.23 - 55.23 10,738 — 0.00 - 0.00 38.15 - 38.15 2018 216 39.98 - 39.98 8,649 0.09 0.00 - 0.00 2.67 - 2.67 MFS® VIT New Discovery Series Service Class 2022 16 41.07 - 41.07 668 — 0.70 - 0.70 (30.48) - (30.48) 2021 17 59.07 - 59.07 999 — 0.70 - 0.70 0.86 - 0.86 2020 20 58.57 - 58.57 1,159 — 0.70 - 0.70 44.57 - 44.57 2019 22 40.51 - 40.51 906 — 0.70 - 0.70 40.29 - 40.29 2018 24 28.88 - 28.88 686 — 0.70 - 0.70 (2.41) - (2.41) LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT NOTES TO FINANCIAL STATEMENTS 89

At December 31, For the year ended December 31, Accumulation Unit Value Expense Ratio Total Return Accumulation Units (000s) Lowest to Highest Net Assets (000s) Investment Income Ratio* Lowest to Highest** Lowest to Highest*** MFS® VIT Research Series Initial Class 2022 96 $ 51.81 - $ 51.81 $ 4,986 0.49% 0.00 - 0.00% (17.21) - (17.21) % 2021 102 62.58 - 62.58 6,399 0.54 0.00 - 0.00 24.80 - 24.80 2020 107 50.15 - 50.15 5,372 0.72 0.00 - 0.00 16.59 - 16.59 2019 112 43.01 - 43.01 4,824 0.79 0.00 - 0.00 32.95 - 32.95 2018 116 32.35 - 32.35 3,744 0.70 0.00 - 0.00 (4.37) - (4.37) Morgan Stanley VIF Emerging Markets Equity Portfolio Class I 2022 51 9.69 - 9.69 496 0.43 0.00 - 0.00 (25.08) - (25.08) 2021 50 12.94 - 12.94 645 0.82 0.00 - 0.00 2.99 - 2.99 2020 47 12.56 - 12.56 586 1.38 0.00 - 0.00 14.44 - 14.44 2019 46 10.98 - 10.98 501 1.00 0.00 - 0.00 19.59 - 19.59 2018 49 9.18 - 9.18 450 0.46 0.00 - 0.00 (17.47) - (17.47) Morgan Stanley VIF Growth Portfolio Class I 2022 70 36.30 - 49.37 3,592 — 0.00 - 0.70 (60.35) - (60.07) 2021 69 90.90 - 124.49 8,916 — 0.00 - 0.70 (0.59) - 0.10 2020 73 90.80 - 125.24 9,512 — 0.00 - 0.70 115.80 - 117.31 2019 78 41.79 - 58.04 4,706 — 0.00 - 0.70 30.89 - 31.81 2018 83 31.70 - 44.34 3,829 — 0.00 - 0.70 6.79 - 7.54 Morgan Stanley VIF U.S. Real Estate Portfolio Class I 2022 117 45.21 - 45.21 5,270 1.23 0.00 - 0.00 (27.05) - (27.05) 2021 120 61.98 - 61.98 7,419 2.07 0.00 - 0.00 39.80 - 39.80 2020 127 44.33 - 44.33 5,614 2.82 0.00 - 0.00 (16.85) - (16.85) 2019 124 53.32 - 53.32 6,588 1.87 0.00 - 0.00 18.94 - 18.94 2018 127 44.83 - 44.83 5,696 2.76 0.00 - 0.00 (7.71) - (7.71) Morningstar Aggressive Growth ETF Asset Allocation Portfolio Class I 2022 532 21.61 - 30.42 11,856 1.80 0.00 - 0.70 (13.53) - (12.92) 2021 523 24.82 - 35.17 13,387 1.31 0.00 - 0.70 17.77 - 18.60 2020 517 20.93 - 29.87 11,157 2.14 0.00 - 0.70 9.57 - 10.34 2019 504 18.97 - 27.26 9,855 1.81 0.00 - 0.70 21.59 - 22.44 2018 508 15.49 - 22.42 8,142 1.59 0.00 - 0.70 (9.81) - (9.17) Morningstar Balanced ETF Asset Allocation Portfolio Class I 2022 569 18.75 - 22.47 11,130 2.03 0.00 - 0.70 (13.21) - (12.60) 2021 571 21.46 - 25.89 12,783 1.60 0.00 - 0.70 10.23 - 11.00 2020 576 19.33 - 23.49 11,642 2.33 0.00 - 0.70 8.65 - 9.41 2019 618 17.67 - 21.62 11,590 2.25 0.00 - 0.70 15.75 - 16.57 2018 667 15.16 - 18.68 10,972 2.12 0.00 - 0.70 (6.68) - (6.02) Morningstar Conservative ETF Asset Allocation Portfolio Class I 2022 74 14.10 - 14.35 1,093 1.66 0.00 - 0.70 (12.23) - (11.61) 2021 81 16.07 - 16.24 1,351 1.59 0.00 - 0.70 1.80 - 2.51 2020 87 15.78 - 15.84 1,426 1.92 0.00 - 0.70 6.05 - 6.80 2019 86 14.83 - 14.88 1,313 2.29 0.00 - 0.70 8.98 - 9.75 2018 89 13.51 - 13.66 1,246 2.45 0.00 - 0.70 (2.77) - (2.09) LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT NOTES TO FINANCIAL STATEMENTS 90

At December 31, For the year ended December 31, Accumulation Unit Value Expense Ratio Total Return Accumulation Units (000s) Lowest to Highest Net Assets (000s) Investment Income Ratio* Lowest to Highest** Lowest to Highest*** Morningstar Growth ETF Asset Allocation Portfolio Class I 2022 906 $ 20.58 - $ 27.21 $ 19,291 1.82% 0.00 - 0.70% (13.57) - (12.96) % 2021 934 23.64 - 31.49 22,991 1.38 0.00 - 0.70 14.29 - 15.09 2020 981 20.54 - 27.55 21,055 2.33 0.00 - 0.70 9.49 - 10.26 2019 984 18.63 - 25.16 19,212 2.05 0.00 - 0.70 19.30 - 20.14 2018 984 15.51 - 21.09 16,074 1.89 0.00 - 0.70 (8.50) - (7.85) Morningstar Income and Growth ETF Asset Allocation Portfolio Class I 2022 138 16.49 - 17.83 2,375 2.17 0.00 - 0.70 (12.92) - (12.31) 2021 141 18.81 - 20.48 2,769 1.73 0.00 - 0.70 5.91 - 6.66 2020 149 17.63 - 19.34 2,739 2.49 0.00 - 0.70 7.97 - 8.73 2019 157 16.22 - 17.91 2,656 2.49 0.00 - 0.70 12.40 - 13.19 2018 155 14.33 - 15.93 2,339 2.55 0.00 - 0.70 (4.67) - (3.99) PIMCO VIT Int. Bond U.S. Dollar-Hedged Admin. Shares 2022 120 20.01 - 23.12 2,735 1.49 0.00 - 0.70 (10.78) - (10.15) 2021 127 22.43 - 25.74 3,206 1.58 0.00 - 0.70 (2.64) - (1.96) 2020 124 23.04 - 26.25 3,194 5.91 0.00 - 0.70 4.82 - 5.56 2019 128 21.98 - 24.87 3,129 1.76 0.00 - 0.70 6.26 - 7.01 2018 136 20.68 - 23.24 3,083 1.31 0.00 - 0.70 1.41 - 2.12 PIMCO VIT Real Return Portfolio Admin. Shares 2022 194 19.51 - 19.51 3,794 6.98 0.00 - 0.00 (11.90) - (11.90) 2021 205 22.14 - 22.14 4,546 4.99 0.00 - 0.00 5.59 - 5.59 2020 194 20.97 - 20.97 4,064 1.42 0.00 - 0.00 11.71 - 11.71 2019 196 18.77 - 18.77 3,677 1.67 0.00 - 0.00 8.44 - 8.44 2018 195 17.31 - 17.31 3,375 2.47 0.00 - 0.00 (2.20) - (2.20) PIMCO VIT Total Return Portfolio Admin. Shares 2022 569 18.90 - 21.84 12,218 2.61 0.00 - 0.70 (14.90) - (14.30) 2021 600 22.21 - 25.49 15,047 1.82 0.00 - 0.70 (1.96) - (1.27) 2020 593 22.65 - 25.81 15,022 2.12 0.00 - 0.70 7.89 - 8.65 2019 599 20.99 - 23.76 13,978 3.01 0.00 - 0.70 7.60 - 8.36 2018 616 19.51 - 21.93 13,283 2.54 0.00 - 0.70 (1.23) - (0.53) Putnam VT High Yield Fund Class IA 2022 31 34.44 - 34.44 1,065 5.42 0.00 - 0.00 (11.37) - (11.37) 2021 33 38.86 - 38.86 1,265 4.82 0.00 - 0.00 5.20 - 5.20 2020 32 36.94 - 36.94 1,170 5.75 0.00 - 0.00 5.50 - 5.50 2019 32 35.02 - 35.02 1,110 6.04 0.00 - 0.00 14.55 - 14.55 2018 33 30.57 - 30.57 1,007 5.95 0.00 - 0.00 (3.59) - (3.59) Putnam VT International Value Fund Class IA 2022 15 34.09 - 34.09 517 2.18 0.00 - 0.00 (6.70) - (6.70) 2021 16 36.54 - 36.54 567 2.41 0.00 - 0.00 15.28 - 15.28 2020 22 31.70 - 31.70 697 2.65 0.00 - 0.00 4.23 - 4.23 2019 24 30.41 - 30.41 725 3.22 0.00 - 0.00 20.44 - 20.44 2018 30 25.25 - 25.25 758 2.21 0.00 - 0.00 (17.38) - (17.38) LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT NOTES TO FINANCIAL STATEMENTS 91

At December 31, For the year ended December 31, Accumulation Unit Value Expense Ratio Total Return Accumulation Units (000s) Lowest to Highest Net Assets (000s) Investment Income Ratio* Lowest to Highest** Lowest to Highest*** Putnam VT International Value Fund Class IB 2022 99 $ 21.38 - $ 24.71 $ 2,364 2.04% 0.00 - 0.70% (7.46) - (6.81) % 2021 104 23.11 - 26.52 2,683 2.03 0.00 - 0.70 14.14 - 14.94 2020 110 20.24 - 23.07 2,462 2.47 0.00 - 0.70 3.22 - 3.94 2019 108 19.61 - 22.20 2,326 2.72 0.00 - 0.70 19.38 - 20.22 2018 119 16.43 - 18.46 2,139 2.01 0.00 - 0.70 (18.19) - (17.61) T. Rowe Price All-Cap Opportunities Portfolio - I 2022 64 71.02 - 71.02 4,567 — 0.00 - 0.00 (21.51) - (21.51) 2021 66 90.49 - 90.49 5,990 — 0.00 - 0.00 20.80 - 20.80 2020 68 74.91 - 74.91 5,085 — 0.00 - 0.00 44.37 - 44.37 2019 71 51.89 - 51.89 3,679 0.42 0.00 - 0.00 34.93 - 34.93 2018 73 38.45 - 38.45 2,794 0.15 0.00 - 0.00 1.16 - 1.16 T. Rowe Price Blue Chip Growth Portfolio I 2022 119 49.28 - 49.28 5,868 — 0.00 - 0.00 (38.50) - (38.50) 2021 117 80.12 - 80.12 9,409 — 0.00 - 0.00 17.62 - 17.62 2020 123 68.12 - 68.12 8,365 — 0.00 - 0.00 34.28 - 34.28 2019 127 50.73 - 50.73 6,438 — 0.00 - 0.00 29.89 - 29.89 2018 132 39.06 - 39.06 5,157 — 0.00 - 0.00 1.92 - 1.92 T. Rowe Price Equity Income Portfolio I 2022 544 55.77 - 55.77 30,323 1.87 0.00 - 0.00 (3.34) - (3.34) 2021 578 57.70 - 57.70 33,354 1.57 0.00 - 0.00 25.55 - 25.55 2020 610 45.96 - 45.96 28,031 2.35 0.00 - 0.00 1.18 - 1.18 2019 619 45.42 - 45.42 28,137 2.32 0.00 - 0.00 26.40 - 26.40 2018 666 35.93 - 35.93 23,922 2.01 0.00 - 0.00 (9.50) - (9.50) T. Rowe Price International Stock I 2022 142 25.20 - 25.20 3,571 0.75 0.00 - 0.00 (15.81) - (15.81) 2021 159 29.93 - 29.93 4,757 0.60 0.00 - 0.00 1.32 - 1.32 2020 157 29.54 - 29.54 4,645 0.59 0.00 - 0.00 14.45 - 14.45 2019 164 25.81 - 25.81 4,234 2.37 0.00 - 0.00 27.77 - 27.77 2018 170 20.20 - 20.20 3,441 1.33 0.00 - 0.00 (14.20) - (14.20) T. Rowe Price Mid-Cap Growth I 2022 109 110.32 - 110.32 12,059 — 0.00 - 0.00 (22.58) - (22.58) 2021 119 142.50 - 142.50 16,984 — 0.00 - 0.00 14.85 - 14.85 2020 127 124.08 - 124.08 15,704 — 0.00 - 0.00 23.80 - 23.80 2019 135 100.22 - 100.22 13,514 0.14 0.00 - 0.00 31.29 - 31.29 2018 136 76.33 - 76.33 10,415 — 0.00 - 0.00 (2.03) - (2.03) VanEck VIP Emerging Markets Fund Initial Class 2022 120 33.57 - 33.57 4,027 0.29 0.00 - 0.00 (24.37) - (24.37) 2021 110 44.38 - 44.38 4,897 0.92 0.00 - 0.00 (11.87) - (11.87) 2020 110 50.36 - 50.36 5,546 2.07 0.00 - 0.00 17.25 - 17.25 2019 119 42.95 - 42.95 5,123 0.46 0.00 - 0.00 30.60 - 30.60 2018 129 32.89 - 32.89 4,231 0.29 0.00 - 0.00 (23.49) - (23.49) VanEck VIP Global Resources Fund Initial Class 2022 124 34.01 34.01 4,226 1.66 0.00 - 0.00 8.39 - 8.39 2021 132 31.37 31.37 4,145 0.44 0.00 - 0.00 18.92 - 18.92 2020 141 26.38 26.38 3,729 0.96 0.00 - 0.00 19.11 - 19.11 2019 137 22.15 22.15 3,034 — 0.00 - 0.00 11.87 - 11.87 2018 126 19.80 19.80 2,491 — 0.00 - 0.00 (28.28) - (28.28) LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT NOTES TO FINANCIAL STATEMENTS 92

FINANCIAL STATEMENTS - STATUTORY-BASIS Lincoln Benefit Life Company (A Wholly-Owned Subsidiary of LBL HoldCo II, Inc.) Years ended December 31, 2022 and 2021 With Reports of Independent Auditors 1

Report of Independent Auditors The Board of Directors Lincoln Benefit Life Company Opinion We have audited the statutory-basis financial statements of Lincoln Benefit Life Company (the Company), which comprise the statements of admitted assets, liabilities, and capital stock and surplus as of December 31, 2022 and 2021, and the related statements of operations, changes in capital stock and surplus and cash flows for each of the three years in the period ended December 31, 2022, and the related notes to the financial statements (collectively referred to as the “financial statements”). Unmodified Opinion on Statutory Basis of Accounting In our opinion, the accompanying financial statements present fairly, in all material respects, the financial position of the Company at December 31, 2022 and 2021, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2022, on the basis of accounting described in Note 1. Adverse Opinion on U.S. Generally Accepted Accounting Principles In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company at December 31, 2022 and 2021, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2022. Basis for Opinion We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditor’s Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions. Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles As described in Note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Nebraska Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between these statutory accounting practices described in Note 1 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material and pervasive. Responsibilities of Management for the Financial Statements Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Nebraska Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error. In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company's ability to continue as a going concern for one year after the date that the financial statements are issued. 2 A member firm of Ernst & Young Global Limited

Auditor’s Responsibilities for the Audit of the Financial Statements Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditor’s report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements. In performing an audit in accordance with GAAS, we: • Exercise professional judgment and maintain professional skepticism throughout the audit. • Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. • Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed. • Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements. • Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time. We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit. /s/ Ernst & Young LLP Chicago, Illinois April 17, 2023 3 A member firm of Ernst & Young Global Limited

December 31, 2022 December 31, 2021 Admitted Assets Bonds $ 8,340,362 $ 8,068,303 Preferred stocks 238,139 305,949 Common stocks 61,749 60,918 Mortgage loans 710,991 840,699 Contract loans 31,920 34,539 Other investments 335,417 282,075 Receivables for securities 16,359 2,554 Cash, cash equivalents and short-term investments 575,999 372,907 Total cash and invested assets 10,310,936 9,967,944 Due and accrued investment income 78,393 74,243 Current income tax recoverable 32,283 40,565 Net deferred tax asset 32,900 33,495 Deferred premium and other assets, net 216,830 135,745 Separate account assets 1,370,352 1,815,358 Total Admitted Assets $ 12,041,694 $ 12,067,350 Liabilities, Capital Stock and Surplus Reserves for policy benefits 4,697,579 4,878,228 Reinsurance payable 24,293 16,591 Interest maintenance reserve 109,913 141,196 Asset valuation reserve 68,154 85,076 Funds held under coinsurance 4,343,118 4,327,204 Other liabilities 80,819 128,987 Repurchase liability 939,661 237,887 Separate account liabilities 1,370,352 1,815,358 Total Liabilities $ 11,633,889 $ 11,630,527 Capital Stock and Surplus Common capital stock, $100 par value, 30,000 shares authorized and 25,000 shares outstanding 2,500 2,500 Surplus note 60,000 — Gross paid in and contributed surplus 320,739 320,739 Unassigned funds 24,566 113,584 Total Capital Stock and Surplus $ 407,805 $ 436,823 Total Liabilities, Capital Stock and Surplus $ 12,041,694 $ 12,067,350 LINCOLN BENEFIT LIFE COMPANY STATEMENTS OF ADMITTED ASSETS, LIABILITIES, AND CAPITAL STOCK AND SURPLUS - STATUTORY-BASIS DECEMBER 31, 2022 AND 2021 ($’S IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS) See Notes to the Statutory-Basis Financial Statements 4

2022 2021 2020 Revenue Premiums $ 29,331 $ (156,446) $ 277,662 Net investment income 390,941 377,490 425,548 Commissions and expense allowance 58,001 56,155 74,255 Reserve adjustments on reinsurance ceded (31,472) (87,188) (77,318) Other income 8,014 2,768 7,493 Total revenue 454,815 192,779 707,640 Benefits and expenses Benefit payments to policyholders and beneficiaries $ 372,910 $ 378,774 $ 428,029 Net change to policy benefit reserves (217,367) (401,180) (5,119) Net transfers from separate accounts (16,696) (75,251) (45,228) Commissions and operating expenses 264,522 262,769 307,230 Total benefits and expenses 403,369 165,112 684,912 Gain from operations before dividends and taxes 51,446 27,667 22,728 Policyholder dividends 29 28 30 Gain from operations before taxes 51,417 27,639 22,698 Income tax benefit (12,868) (15,223) (24,822) Net gain from operations 64,285 42,862 47,520 Net realized capital gains (losses) (2,585) 13,657 (2,301) Net income $ 61,700 $ 56,519 $ 45,219 LINCOLN BENEFIT LIFE COMPANY STATEMENTS OF OPERATIONS - STATUTORY-BASIS FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020 ($'S IN THOUSANDS) See Notes to the Statutory-Basis Financial Statements 5

Additional Total Surplus Paid-In Unassigned Capital Stock Common Capital Stock Notes Capital Funds and Surplus Balance, December 31, 2019 25,000 $ 2,500 $ — $ 196,779 $ 153,331 $ 352,610 Change in paid-in capital — — — 58,960 — 58,960 Net income — — — — 45,219 45,219 Change in net unrealized capital gains (losses) — — — — (71,678) (71,678) Change in net deferred income tax — — — — 27,044 27,044 Change in nonadmitted assets — — — — (35,296) (35,296) Change in unauthorized reinsurance — — — — 1,077 1,077 Change in asset valuation reserve — — — — (10,319) (10,319) Change in ceding commission — — — — 48,666 48,666 Balance, December 31, 2020 25,000 $ 2,500 $ — $ 255,739 $ 158,044 $ 416,283 Change in paid-in capital — — — 65,000 — 65,000 Net income — — — — 56,519 56,519 Change in net unrealized capital gains (losses) — — — — (60,311) (60,311) Change in net deferred income tax — — — — 12,432 12,432 Change in nonadmitted assets — — — — (19,805) (19,805) Change in liability for reinsurance in unauthorized and certified companies — — — — 3,530 3,530 Change in reserve on account of change in valuation basis, (increase) or decrease — — — — 5,766 5,766 Change in asset valuation reserve — — — — (22,464) (22,464) Change in ceding commission — — — — (20,128) (20,128) Balance, December 31, 2021 25,000 $ 2,500 $ — $ 320,739 $ 113,584 $ 436,823 Net income — — — — 61,700 61,700 Change in net unrealized capital gains (losses) — — — — (132,691) (132,691) Change in net deferred income tax — — — — 17,523 17,523 Change in nonadmitted assets — — — — 14,782 14,782 Change in liability for reinsurance in unauthorized and certified companies — — — — (847) (847) Change in asset valuation reserve — — — — 16,922 16,922 Change in surplus note — — 60,000 — — 60,000 Dividends to stockholders — — — — (43,000) (43,000) Change in ceding commission — — — — (23,407) (23,407) Balance, December 31, 2022 25,000 $ 2,500 $ 60,000 $ 320,739 $ 24,566 $ 407,805 LINCOLN BENEFIT LIFE COMPANY STATEMENTS OF CHANGES IN CAPITAL STOCK AND SURPLUS - STATUTORY-BASIS FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020 ($'S IN THOUSANDS) See Notes to the Statutory-Basis Financial Statements 6

2022 2021 2020 Cash flows from operating activities: Premiums and other income received $ 99,639 $ 119,031 $ 686,775 Investment income received 376,724 349,304 316,851 Benefit payments to policyholders and beneficiaries, including net transfers to separate accounts (331,339) (394,387) (470,295) Commissions, expenses and taxes paid (238,920) (292,818) (249,078) Net Cash (Used in) Provided by Operating Activities (93,896) (218,870) 284,253 Cash flows from investing activities: Proceeds from investments sold, matured, repaid or received Bonds $ 949,493 $ 2,692,020 $ 3,263,486 Mortgage loans 207,886 230,722 124,885 Repurchase agreement 701,736 237,925 — Other investments 26,785 50,826 23,217 Subtotal proceeds from investments 1,885,900 3,211,493 3,411,588 Cost of investments acquired: Bonds 1,280,319 2,556,186 4,859,995 Stocks 21,568 229,605 227,274 Mortgage loans 78,695 351,123 124,568 Other investments 106,238 97,126 152,638 Subtotal investments acquired 1,486,820 3,234,040 5,364,475 Net (Decrease) Increase in Contract Loans (2,467) (910) 2,170 Net Cash Provided (Used in) by Investing Activities 401,547 (21,637) (1,955,057) Cash flows from financing and miscellaneous sources: Net inflows on deposit-type contracts $ (30) $ 12,882 $ 904,797 Surplus note 60,000 — — Dividend to stockholders (43,000) — — Funds held under coinsurance 15,914 62,766 965,642 Other cash (applied) provided (137,443) (25,017) 112,337 Net Cash (Used in) Provided by Financing and Miscellaneous Sources (104,559) 50,631 1,982,776 Net Increase (Decrease) in Cash and Short-term Investments 203,092 (189,876) 311,972 Cash, Cash Equivalents and Short-term Investments, Beginning of year $ 372,907 $ 562,783 $ 250,811 Cash, Cash Equivalents and Short-term Investments, End of Year $ 575,999 $ 372,907 $ 562,783 Supplemental disclosures of cash flow information for non-cash transactions: Change of intercompany note payable and receivable $ — $ 36,325 $ 252,675 Bonds, policy loans and other non-cash assets remitted for reinsurance premium settlement 37,549 200,426 321,394 IMR cession — 5,000 81,743 Surplus note commitment — 35,000 — Assets contributed from parent — 15,000 — Capital contribution payable 33,276 50,162 — Investment transfers due to reclassification 14,211 — — LINCOLN BENEFIT LIFE COMPANY STATEMENTS OF CASH FLOWS - STATUTORY-BASIS FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020 ($'S IN THOUSANDS) See Notes to the Statutory-Basis Financial Statements 7

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES GENERAL Lincoln Benefit Life Company (the “Company” or “Lincoln Benefit”) is a stock insurance company domiciled in the State of Nebraska. It is a wholly-owned subsidiary of LBL HoldCo II, Inc. (“HoldCo”), which in turn is a wholly-owned subsidiary of LBL HoldCo, Inc. (“Holdings”). On December 31, 2019, Guaranty Income Life Insurance Company (“GILICO”), an Iowa-domiciled insurance company, completed the acquisition (the “Transaction”) of Holdings and its subsidiaries (including the Company). On December 31, 2022, GILICO, also a subsidiary of Kuvare US Holdings (KUS), transferred its ownership of Holdings and its subsidiaries to KUS, the ultimate parent of both. This has been recorded as a return of capital by GILICO as approved by the Iowa Department of Insurance. Lancaster Re Captive Insurance Company (“Lancaster Re”), a Nebraska domiciled captive insurance company, became a wholly- owned subsidiary of Lincoln Benefit on April 1, 2014. The Company is authorized to sell life insurance and retirement products in all states as well as, in the District of Columbia, the U.S. Virgin Islands and Guam with the exception of New York. Prior to July 18, 2013, the Company sold interest-sensitive, traditional and variable life insurance products through both exclusive agencies (“Allstate Sales channel”) and independent master brokerage agencies. Effective July 17, 2013, sales through the independent master brokerage agencies ceased. Sales through the Allstate Sales channel ceased in 2017. Allstate Life Insurance Company (“ALIC”), now known as Everlake Life Insurance Company ("Everlake"), continues to administer and reinsure all life insurance business written by Lincoln Benefit through the Allstate Sales channel, all immediate annuities written by Lincoln Benefit prior to April 1, 2014, certain term life policies written by Lincoln Benefit, and Lincoln Benefit’s variable annuity business. BASIS OF PRESENTATION The accompanying statutory financial statements of the Company are presented on the basis of accounting principles prescribed or permitted by the Nebraska Department of Insurance (“NE DOI” or the “Department”). The NE DOI requires insurance companies domiciled in the State of Nebraska to prepare their statutory financial statements in accordance with the National Association of Insurance Commissioners (“NAIC”) Accounting Practices and Procedures Manual (“NAIC SAP”). Prescribed statutory accounting practices include a variety of publications of the NAIC, as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. There are no deviations from NAIC SAP in the Company’s statutory financial statements as presented for December 31, 2022, 2021 or 2020. DIFFERENCES BETWEEN NAIC SAP AND U.S. GAAP Accounting principles and procedures of the NAIC as prescribed or permitted by the Department comprise a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America (“U.S. GAAP”). NAIC SAP differs from U.S. GAAP in several respects, which causes differences in reported assets, liabilities, stockholder’s equity (statutory capital and surplus), net income, and cash flows. The principal differences between NAIC SAP and U.S. GAAP include: • Investments in bonds are generally carried at amortized cost; under U.S. GAAP, investments in bonds, other than those classified as held-to-maturity, are carried at fair value. For bonds held as available-for-sale, changes in fair value are recorded in accumulated other comprehensive income. • The changes in the unrealized gains or losses on certain investments are recorded as increases or decreases in statutory surplus; under U.S. GAAP, such unrealized gains and losses are recorded as a component of comprehensive income. • Investments in insurance subsidiaries are generally carried on a statutory equity basis with equity in the earnings of subsidiaries reflected in unassigned surplus; under U.S. GAAP, subsidiaries are consolidated and results of operations are included in net income. LINCOLN BENEFIT LIFE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS DECEMBER 31, 2022 8

• Minority ownership interests in partnerships are generally carried on an equity method basis with changes in equity reflected in unassigned surplus; under U.S. GAAP, minority ownership interests in partnerships are subject to lower thresholds and are generally carried at cost. Larger ownership interests are carried on an equity method basis with changes in equity reflected in net income. Controlling interests may be considered affiliated and require consolidation. • Derivative instruments used as economic hedges are recorded at fair value and the changes in fair value are recorded as unrealized gains and losses in statutory surplus. Under U.S. GAAP, these derivatives are recorded at fair value and changes in fair value are recorded in net income. • Embedded derivatives are carried consistently with the host instruments. Under U.S. GAAP, the embedded derivatives that are not clearly and closely related to the host are generally bifurcated and accounted for like any other freestanding derivative. • Interest Maintenance Reserve (“IMR”) represents the deferral of interest-related realized gains and losses, net of tax, on primarily fixed maturity investments which are amortized into income over the remaining life of the investment sold. No such reserve is required under U.S. GAAP. • Asset Valuation Reserve (“AVR”) represents a contingency reserve for credit related risk on most invested assets of the Company and is charged to statutory surplus. No such reserve is required under U.S. GAAP, but mortgage loans are recorded net of allowances for estimated uncollectible amounts. • Certain assets, principally prepaid expenses, agents’ balances, and certain deferred tax assets have been designated as nonadmitted assets and excluded from assets by a charge to statutory surplus. Under U.S. GAAP, such amounts are carried with an appropriate valuation allowance, when necessary. • Intangible assets such as present value of future profits and other adjustments, resulting from the Company’s acquisitions, are not recorded for statutory purposes. Intangible assets such as goodwill are recorded for statutory purposes with limitations and amortized. Under U.S. GAAP, the present value of future profits is recorded and amortized and goodwill is recorded at cost and tested for impairment using a fair value methodology at least annually. • A provision is established for unsecured reinsurance recoverable balances from unauthorized reinsurers. The change in this provision is credited or charged to unassigned statutory surplus. Under U.S. GAAP, a provision is established for uncollectible reinsurance balances with any changes to this provision reflected in earnings for the period. • Aggregate reserves for a majority of life insurance and fixed annuity contracts are based on statutory mortality and interest requirements without consideration for anticipated withdrawals. Variable annuity contracts are reserved for using a prescribed principles-based approach. Under U.S. GAAP reserves for term life and fixed annuities are based on the present value of future benefits less the present value of future net premiums based on mortality, morbidity and other assumptions, which were appropriate at the time the policies were issued or acquired. Reserves for universal life and deferred annuities are recognized by establishing a liability equal to the current account value of the policyholders’ contracts, with an additional reserve for certain guaranteed benefits. • Reserves are reported net of ceded reinsurance; under U.S. GAAP, reserves relating to business in which the ceding company is not legally relieved of its liability are reported gross with an offsetting reinsurance receivable. • Certain annuity contracts which do not pass through all investment gains to the contract holders are maintained in the separate accounts, whereas U.S. GAAP reports these contracts in the general account of the Company. • Policy acquisition costs are expensed as incurred; under U.S. GAAP, these costs are related to the successful acquisition of new and renewal insurance policies and investment contracts which are deferred and recognized over either the expected premium paying period or the expected gross profits. • The cumulative effect of changes in accounting principles are recorded as increases or decreases in statutory surplus; under U.S. GAAP, cumulative effects of changes in accounting principles generally affect equity and net income. • Premiums of universal life and deferred annuity contracts including policy charges are recorded as revenue when due. Under U.S. GAAP, policy charges are recorded as revenue when due, and the premiums are recorded as policyholder account balances. • Federal income taxes are provided for in the Company’s estimated current and deferred taxes. Income taxes incurred include current year estimates of Federal income taxes due or refundable, based on tax returns for the current year and all prior years LINCOLN BENEFIT LIFE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS DECEMBER 31, 2022 9

to the extent not previously provided. Deferred taxes are provided for differences between the statutory financial statement basis and the tax basis of assets and liabilities. Changes in deferred tax assets ("DTAs") and deferred tax liabilities ("DTLs") are recognized as a separate component of gains and losses in statutory unassigned surplus, while under U.S. GAAP, these changes are included in income tax expense or benefit. Under U.S. GAAP and NAIC SAP, gross deferred tax assets are reduced by a valuation allowance if it is more likely than not that some portion or all of the assets will not be realized. The remaining adjusted gross deferred tax asset not meeting certain criteria outlined in Statement of Statutory Accounting Principle (“SSAP”) No. 101, “Income Taxes” (“SSAP No. 101”), are not admitted. • The Statutory Statements of Cash Flows differ in certain respects from the presentation required by U.S. GAAP, including the presentation of the changes in cash and short-term investments instead of cash and cash equivalents. Short-term investments include securities with maturities of one year or less at the time of acquisition. For statutory purposes, there is no reconciliation between net income and cash from operations. • NAIC SAP does not require the presentation of a Statement of Comprehensive Income; under U.S. GAAP such a statement is required. The effects on the Company’s financial statements attributable to the differences between NAIC SAP and U.S. GAAP are unknown and are presumed to be material. USE OF ESTIMATES The preparation of financial statements in conformity with statutory accounting principles prescribed or permitted by the State of Nebraska requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. It also requires disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The most significant estimates are those used in determining the fair value of financial instruments, allowance for loan losses, aggregate reserves for life policies and contracts, deferred income taxes, provision for income taxes and other-than-temporary impairments (“OTTI”) of investments. FINANCIAL INSTRUMENTS In the normal course of business, the Company enters into transactions involving various types of financial instruments, including cash equivalents, short-term investments, debt and equity securities and mortgage loans. These instruments involve credit risk and also may be subject to risk of loss due to interest rate fluctuations. The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses. SIGNIFICANT ACCOUNTING POLICIES The following is a summary of significant accounting policies followed by the Company in preparing the accompanying statutory- based financial statements: INVESTMENTS Cash, cash equivalents and short-term investments Cash, cash equivalents and short-term investments are highly liquid securities. The Company’s cash equivalents primarily include cash, commercial paper and certain money market investments which have an original term to maturity of less than three months. Short-term investments include debt instruments with a term to maturity exceeding three months, but less than one year on the date of acquisition. Cash equivalents and short-term investments are carried at estimated fair value or amortized cost, which approximates fair value. Bonds Investments in debt securities including bonds, mortgage-backed securities (“MBS”) and asset-backed securities (“ABS”) are stated at amortized cost using the interest method. Where the NAIC rating has fallen to 6 and the fair value has fallen below LINCOLN BENEFIT LIFE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS DECEMBER 31, 2022 10

amortized cost, they are stated at fair value. The ratings for certain residential mortgage-backed securities (“RMBS”) and commercial mortgage-backed securities (“CMBS”) were determined by comparing the insurer’s carrying value divided by remaining par value to price ranges modeled by a third-party vendor chosen by the NAIC that correspond to each NAIC designation. Comparisons were initially made to the model based on amortized cost. Where the resulting rating was a NAIC 6 per the model, further comparison based on fair value was required which, in some cases, resulted in a higher final NAIC rating. Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single-class and multi-class MBS and ABS are estimated by management using inputs obtained from third-party specialists and based on management's knowledge of the current market. For prepayment-sensitive securities such as interest-only and principal-only strips, inverse floaters and credit-sensitive MBS and ABS securities, which represent beneficial interests in securitized financial assets that are not of high credit quality or that have been credit impaired, the effective yield is recalculated on a prospective basis. For all other MBS and ABS, the effective yield is recalculated on a retrospective basis. If the collection of all contractual cash flows is not probable, an OTTI may be indicated. The process of analyzing securities for an OTTI adjustment is further described in Note 3. Common Stocks The Company holds unaffiliated common stock. Common stock is held at fair value, while shares of Federal Home Loan Bank of Chicago (“FHLB”) stock are reported at cost, which approximates fair value. Preferred Stocks The Company holds unaffiliated redeemable and non-redeemable preferred stock. Preferred stocks are reported at amortized cost based on credit rating as prescribed in Statement of Statutory Accounting Principle (“SSAP”) No. 32, “Preferred Stock”. Effective January 2021, the NAIC revised SSAP No. 32 to SSAP No. 32R in order to update guidance for perpetual preferred stocks. For reporting entities that maintain an Asset Valuation Reserve ("AVR"), perpetual preferred stocks are valued at fair value, not to exceed any currently effective call price. This limitation results only when the call is 1) currently exercisable by the issuer, or 2) the issuer has announced that the instruments will be redeemed/called. Previously, these securities were carried based on NAIC credit rating with designations of NAIC 1 to NAIC 3 carried at amortized cost and NAIC 4 to NAIC 6 carried at the lower of amortized cost or fair value. Investments in Subsidiaries Investments in insurance subsidiaries are carried based on the underlying statutory equity of the subsidiary. The Company’s investment in Lancaster Re is fully nonadmitted as of December 31, 2022 and 2021. The Company’s book/carrying values and nonadmitted value of its investment in Lancaster Re were $141.8 million and $174.5 million as of December 31, 2022 and 2021, respectively. Mortgage Loans Mortgage loans are stated at unpaid principal balances, net of provisions for estimated losses. Mortgage loans acquired at a premium or discount are stated at amortized cost using the effective interest rate method, net of provisions for estimated losses. Purchases and sales of mortgage loans are recognized or derecognized in the Company’s Statutory Statements of Admitted Assets, Liabilities and Capital Stock on the loan’s settlement date, which is the date that the Company cash settles the purchase or sale of the loan. Transaction costs on mortgage loans are capitalized on initial recognition and are recognized in the Company’s Statutory Statements of Operations using the effective interest rate method. Mortgage loans, which primarily include commercial first lien mortgages, are diversified by property type and geographic area throughout the United States. Mortgage loans are collateralized by the related properties and generally are no more than 75% of the property’s value at the time that the original loan is made. The Company regularly assesses the value of the collateral. LINCOLN BENEFIT LIFE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS DECEMBER 31, 2022 11

A mortgage loan is considered impaired when it is probable that the principal or interest is not collectible in accordance with the contractual terms of the loan. When a mortgage loan is classified as impaired, allowances for credit losses are established to adjust the carrying value of the loan to its net recoverable amount. The allowance for credit losses are estimated using the present value of expected cash flows discounted at the loan’s effective interest rate or the fair value of the collateral, if the loan is collateral dependent. A specific allowance for loan loss is established for an impaired loan if the present value of expected cash flows discounted at the loan’s effective interest rate, or the fair value of the collateral less cost to sell, is less than the recorded amount of the loan. The full extent of impairment in the mortgage portfolio cannot be assessed solely by reviewing these loans individually. A general allowance for loan loss is established based on an assessment of past loss experience on groups of loans with similar characteristics and current economic conditions. While management believes that it uses the best information available to establish the loan loss allowances, future adjustments may become necessary if economic conditions differ from the assumptions used in calculating them. It is the Company's policy to cease to carry accrued interest on commercial mortgage loans in default if deemed uncollectible or over 180 days past due. The Company held no investments in non-accrual status as of December 31, 2022 or 2021. Interest income is recognized on impaired mortgage loans upon receipt. Changes in allowances for losses are recorded as changes in unrealized gains and losses to surplus. Once the conditions causing impairment improve and future payments are reasonably assured, the mortgages are no longer classified as impaired and the Company resumes accrual of income. However, if the original terms of the contract have been changed resulting in the Company providing an economic concession to the borrower at below market rates, then the mortgage is reclassified as restructured. If the conditions causing impairment do not improve and future payments remain unassured, the Company typically derecognizes the asset through disposition or foreclosure. Uncollectible collateral-dependent loans are written off through realized losses for any difference between the carrying value and amount received for the underlying property at the time of disposition or foreclosure. Contract Loans Contract loans are carried at the amount of outstanding principal balance. Contract loans are collateralized by the related insurance policy and do not exceed the net cash surrender value of such policy. Other Investments Other investments include investments in surplus notes, interests in limited partnerships, derivatives and collateral loans. Investments in surplus notes that are rated NAIC 1 or NAIC 2 are carried at amortized cost. Investments in limited partnerships that lack a controlling ownership interest are reported under the equity method. Collateral loans are reported at outstanding balance with a corresponding non-admitted asset for any amounts which are in excess of the fair value of the pledged collateral. The Company did not report any Low Income House Tax Credit (LIHTC) investments as of December 31, 2022 and 2021. Derivatives Derivative instruments used in hedging transactions that meet the criteria of a highly effective hedge are valued and reported consistently with the hedged items. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are valued at fair value with the changes in fair value recorded as unrealized gains and losses in statutory surplus. Realized investment gains and losses from derivatives that qualify for hedge accounting are reduced by amounts transferred to IMR. Derivative financial instruments acquired by the Company were used to economically hedge the risks with certain assets and liabilities arising from potential adverse impacts from changes in risk-free interest rates and equity markets related to the Company’s equity indexed annuity and life contracts. The Company does not use derivatives for speculative purposes. Derivatives may include index option contracts and futures and interest rate swaps and are included in Other Investments on the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus. The notional amounts specified in the contracts are LINCOLN BENEFIT LIFE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS DECEMBER 31, 2022 12

used to calculate contractual payments under the agreements and are generally not representative of the potential for gain or loss on these contracts. The Company did not report any derivatives as accounting hedges as of December 31, 2022 and 2021. ASSET VALUATION RESERVE AND INTEREST MAINTENANCE RESERVE The AVR is established as a liability based upon a formula prescribed by the NAIC to offset potential credit-related investment losses on all invested assets, with changes in the AVR charged or credited directly to surplus. The IMR is established as a liability to capture realized gains and losses, net of income tax, on the sale of fixed income investments, principally bonds and mortgage loans, resulting from changes in the general level of interest rates, and is amortized into income over the remaining years to expected maturity of the assets sold. Should the deferral of realized losses, net of income tax, result in a debit balance IMR, that amount is presented as an asset and nonadmitted. INVESTMENT INCOME DUE AND ACCRUED Accrued investment income consists primarily of interest and dividends. Interest is recognized on an accrual basis and dividends are recorded as earned on the ex-dividend date. Due and accrued income is not recorded on: (a) bonds in default, (b) bonds delinquent more than 90 days or where collection of interest is improbable and (c) mortgage loans in default if deemed uncollectible or over 180 days past due. As of December 31, 2022 and 2021, the Company had $0.0 million and $0.1 million, respectively, of nonadmitted investment income due and accrued. POLICY AND CONTRACT RESERVES Policy reserves on annuity and supplementary contracts are calculated using the Commissioners’ Annuity Reserve Valuation Method, except variable annuities which use the Commissioners’ Annuity Reserve Valuation Method for Variable Annuities. The valuation interest assumptions follow the Standard Valuation Law and vary by the contracts’ characteristics and issue year. Policy reserves on life contracts are based on statutory mortality and valuation interest rates using the Commissioner’s Reserve Valuation Method without consideration of withdrawals. The valuation interest and mortality assumptions follow the Standard Valuation Law and vary by the contracts’ characteristics and issue year. Valuation methods provide, in the aggregate, reserves that are greater than or equal to the minimum of guaranteed policy cash values or the amount required by law. Accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using specified statutory interest rates and mortality. Morbidity and lapse assumptions are based on Company experience. Liability for deposit-type contracts represents contracts without significant mortality or morbidity risk. Payments received from sales of deposit-type contracts are recognized by providing a liability equal to the current value of the policyholders’ contracts. Interest rates credited to these contracts are based on the applicable terms of the respective contract. LIABILITY FOR POLICY AND CONTRACT CLAIMS Liabilities for unpaid claims consist of the estimated amount payable for claims reported but not yet settled and an estimate of claims incurred but not reported. The amounts reported are based upon actual pending claim amounts and historical experience, adjusted for trends and current circumstances. Revisions of these estimates are included in the Company’s Statutory Statements of Operations in the year such adjustments are determined to be required. INCOME TAXES The Company accounts for current and deferred income taxes and recognizes reserves for income tax contingencies in accordance with SSAP No. 101. Under the applicable asset and liability method for recording deferred income taxes, deferred taxes are recognized when assets and liabilities have different values for financial statement and tax reporting purposes, using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on DTAs and DTLs is recognized in the period that includes the enactment date. Valuation allowances on DTAs are estimated based on the LINCOLN BENEFIT LIFE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS DECEMBER 31, 2022 13

Company’s assessment of the realizability of such amounts. Refer to Note 13 of the Company’s financial statements for further discussion of the Company’s income taxes. REINSURANCE Policy and contract liabilities ceded have been reported as a reduction of the related reserves. Premiums, commissions, expense reimbursement, claims, and claim adjustment expenses related to reinsured business are accounted for on a basis consistent with that used in accounting for the original policies issued and with the terms of the reinsurance contracts and are reported net of amounts ceded to other companies. A liability has been provided for unsecured policy reserves on reinsurance ceded to companies not authorized to assume business in the state of domicile and is included in funds held under reinsurance treaties with unauthorized companies. Changes in this liability are reported directly in unassigned surplus. EXPERIENCE REFUNDS Experience refunds are calculated in accordance with the applicable reinsurance agreements. Experience refunds are primarily determined by claims experience on the ceded blocks, in addition to numerous factors that include profitability of the Company during the period covered by the refund and capitalization levels of the Company. Experience refunds are recorded directly in the Company’s Statutory Statements of Operations. GUARANTY ASSOCIATION ASSESSMENTS The Company is required by law to participate in the guaranty associations of the various states in which it is licensed to do business. The state guaranty associations ensure payment of guaranteed benefits, with certain restrictions, to policyholders of impaired or insolvent insurance companies by assessing all other companies involved in similar lines of business. Certain guaranty fund assessments paid by the Company are recoverable through premium tax credits over time. RECOGNITION OF REVENUE AND RELATED EXPENSES Scheduled life, accident and health insurance premiums and annuity considerations are recognized as revenue when due. Premiums for universal life and single premium contracts are recognized as revenue when collected. Benefits, surrenders and withdrawals are expensed as incurred. All acquisition costs and maintenance expenses are charged to the Company’s Statutory Statements of Operations as incurred. OTHER INCOME Other income primarily consists of various insurance policy charges. In 2021, other income also includes IMR ceded as part of the Company’s reinsurance program described in Note 8. SEPARATE ACCOUNTS The Company has established unitized Separate Accounts applicable to various classes of contracts providing for variable benefits. Contracts for which funds are invested in the variable Separate Accounts include individual and group life and annuity contracts. Net investment income, capital gains and losses, and changes in mutual fund asset values on the variable Separate Accounts are allocated to policyholders and therefore do not affect the operating results of the Company. Assets held in the variable Separate Accounts are carried at fair value. The investment risk of such securities is retained by the contractholder. The Company earns separate account fees for providing administrative services and bearing the mortality risks related to contracts for which funds are invested in variable Separate Accounts. LINCOLN BENEFIT LIFE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS DECEMBER 31, 2022 14

The activity of the variable Separate Accounts is not reflected in the Company’s financial statements except for the following: • The fees that the Company receives, which are assessed periodically and recognized as revenue when assessed. • The activity related to the guaranteed minimum death benefit, guaranteed minimum accumulation benefit and guaranteed minimum withdrawal benefit with offsetting transfers to/from the variable Separate Accounts are reflected in the Company’s financial statements. • Premiums and withdrawals with offsetting transfers to/from the variable Separate Accounts are reflected in the Statutory Company’s Statement of Operations. • Transfers from the variable Separate Accounts due and accrued, which include accrued expense allowances receivable from the variable Separate Accounts. • The dividends-received-deduction (“DRD”), which is included in the Company’s income tax expense, is calculated based upon the variable Separate Accounts’ assets held in connection with variable contracts. The results of variable annuity contracts and certain variable life policies are reinsured to Everlake, formerly ALIC, pursuant to a modified coinsurance agreement. NONADMITTED ASSETS Certain assets are designated as “nonadmitted” under NAIC SAP. Such assets, principally related to amounts advanced to or due from financial representatives, prepaid expenses, aged reinsurance recoverables, deferred tax assets in excess of statutory limits and the Company’s investment in Lancaster Re are excluded from assets and deducted from surplus in the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus as of December 31, 2022 and 2021. RECLASSIFICATIONS Certain prior year amounts have been reclassified to conform with the current year financial statement presentation. ACCOUNTING PRONOUNCEMENTS Effective December 2021, the NAIC revised SSAP No. 43R that 1) on Modeled RMBS/CMBS tranches that do not have expected losses will be assigned an NAIC 1 Designation and a NAIC 1.A. Designation Category and 2) financial modeling for "legacy" RMBS/CMBS securities, should continue to utilize the insurer's carrying value for said modeling. For non-legacy RMBS/CMBS (those that closed after December 31, 2012) the NAIC designation and NAIC designation category assigned by the NAIC Securities Valuation Office must be used. The impact of this revision did not have a significant impact on the financial statements as of December 31, 2021. On March 15, 2021, the NAIC adopted, as final, the exposed revisions to SSAP No. 43R, “Loan-Backed and Structures Securities” to incorporate minor scope modifications to reflect recent changes to the Freddie Mac Structured Agency Credit Risk (STACR) and Fannie Mae Connecticut Avenue Securities (CAS) programs. The edits allow credit risk transfer securities from Freddie Mac and Fannie Mae to remain in scope of SSAP No. 43R when a REMIC structure is used. The adoption of these revisions did not have a significant impact on the financial statements of the Company. Effective January 2021 with early adoption permitted, the NAIC revised SSAP No. 32, “Preferred Stocks” to SSAP No. 32R in order to update guidance for perpetual preferred stocks. For reporting entities that maintain an Asset Valuation Reserve (“AVR”), perpetual preferred stocks are valued at fair value, not to exceed any currently effective call price. Previously, these securities were carried based on NAIC credit rating with designations of NAIC 1 to NAIC 3 carried at amortized cost and NAIC 4 to NAIC 6 carried at the lower of amortized cost or fair value. The adoption of this revision resulted in a $4.5 million unrealized gain recorded as of December 31, 2021. LINCOLN BENEFIT LIFE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS DECEMBER 31, 2022 15

Effective January 2021 with early adoption permitted, the NAIC revised SSAP No. 26R, “Bonds” related to perpetual bonds which are now reported at fair value, not to exceed any currently effective call price. For perpetual bonds with an effective call option, any applicable premium is amortized utilizing the yield-to-worst method. The adoption of these revisions did not have an impact on the financial statements of the Company. Effective January 2020 with early adoption permitted, the NAIC revised SSAP No. 100R, “Fair Value”, as a result of the issuance of ASU 2018-13, “Changes to the Disclosure Requirements for Fair Value Measurement”. This ASU was issued in August 2018 as part of a FASB project to improve the effectiveness of U.S. GAAP disclosures. The adoption of these revisions did not have a significant impact on the financial statements of the Company and disclosures in Note 12. 2. RELATED PARTY TRANSACTIONS The Company has significant transactions with affiliates. Intercompany revenues and expenses recognized under these agreements may not necessarily be indicative of costs that would be incurred if the Company operated on a stand-alone basis and if these transactions were with unrelated parties. Below is a summary of significant transactions with affiliates. Capital Contributions and Dividends During 2022, 2021 and 2020, the Company received capital contributions in the amount of $0.0 million, $65.0 million and $55.0 million, respectively, from GILICO. The Company did not pay any extraordinary dividends in 2022, 2021 or 2020. The Company paid $43.0 million in ordinary dividends to its former parent, GILICO, on December 30, 2022. The Company paid no ordinary dividends in 2021 or 2020. For the year ended December 31, 2022, the Company contributed $47.1 million to Lancaster Re, of which, $33.3 million was recorded as a contribution payable as of December 31, 2022. For the year ended December 31, 2021, the Company contributed $76.2 million to Lancaster Re, of which, $50.2 million was recorded as a contribution payable as of December 31, 2021. In 2020, the Company contributed $82.0 million to Lancaster Re. Reinsurance Related Agreements As more fully described in Note 8, the Company is party to various reinsurance transactions with affiliates. Effective April 1, 2020, the Company entered into a stop loss agreement with Kuvare Life Re Ltd., a Bermuda affiliate, to cover excess losses associated with life policies reinsured with Lancaster Re. The Company had a net payable of $0.0 million and $0.3 million at December 31, 2022 and December 31, 2021, respectively. Effective October 1, 2020, amended on July 1, 2021 the Company entered into a coinsurance agreement with Kuvare Bermuda Re Ltd., resulting in the transfer of certain fixed annuity contracts. The Company ceded statutory reserves of $1,224.0 million for which amounts are collateralized with a funds withheld account. The Company amended the agreement effective July 1, 2021 to increase the quota share from 35% to 50% on certain annuities ceding an additional $200.4 million of reserves. The Company had a receivable of $0.3 million at December 31, 2022 and a payable of $4.7 million at December 31, 2021. On December 31, 2019, the Company entered into a coinsurance agreement with GILICO, resulting in the transfer of certain life and annuity contracts. The Company ceded statutory reserves of $1,253.9 million in return for a ceding commission of $27.0 million, which was recorded in the Statutory Statements of Operations. The Company had a net receivable of $14.7 million and $9.5 million from GILICO under terms of the coinsurance agreement at December 31, 2022 and December 31, 2021, respectively. Effective April 1, 2014, amended and restated on April 1, 2020, the Company entered into an indemnity reinsurance agreement on a combination coinsurance and coinsurance funds withheld basis with Lancaster Re, resulting in the transfer of XXX and AXXX reserves associated with certain term and universal life policies. In April 2014, the Company ceded statutory reserves of $2,773.2 million in return for a ceding commission, which was deferred net of tax into unassigned surplus in accordance with NAIC SAP. LINCOLN BENEFIT LIFE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS DECEMBER 31, 2022 16

Amortization of $16.7 million, $16.0 million and $16.3 million was recorded during the years ended December 31, 2022, 2021 and 2020, resulting in an unamortized balance in surplus at December 31, 2022, 2021 and 2020 of $181.5 million, $198.2 million and $214.2 million, respectively. The deferred ceding commission is amortized into income over the period under which earnings emerge from the business reinsured. The Company had a net reinsurance receivable from Lancaster Re of $14.0 million and $24.7 million at December 31, 2022 and 2021, respectively. There is no reported risk-based capital or primary security shortfall associated with these agreements. Administrative Service Agreements and Other The Company and HoldCo have entered into a Services Agreement to provide certain administrative and other services to each other. Total expenses incurred under this agreement to HoldCo were $11.9 million, $9.7 million and $8.7 million for the years ended December 31, 2022, 2021 and 2020, respectively. The Company and Lancaster Re have entered into a Services Agreement to provide certain administrative and other services to Lancaster Re. The Company and Lancaster Re also entered into an Investment Services Agreement pursuant to which the Company will provide investment management services with respect to assets of Lancaster Re. The Investment Services Agreement does not apply to the Funds Withheld Account held at Lincoln Benefit. Assets may be added to or withdrawn from the accounts at any time by Lancaster Re. Management and administrative fees are payable quarterly and totaled approximately $1.4 million for the year ended December 31, 2022 and $1.3 million for the years ended December 31, 2021 and 2020, respectively. Effective December 31, 2019, the Company entered into a Cost Sharing and Services Agreement with Kuvare US Holdings, Inc. (“Kuvare”) and Kuvare Insurance Services LP (“KIS”) whereby Kuvare and KIS have agreed to provide certain management and administrative services to Lincoln Benefit, including management, reinsurance, legal, audit, administration, financial planning and other services. Lincoln Benefit reimburses Kuvare and KIS at cost for services provided by Kuvare and KIS pursuant to this agreement. Total expenses incurred under this agreement to the Company were $8.6 million, $6.4 million and $5.1 million for the year ended December 31, 2022, 2021 and 2020, respectively. On December 31, 2019, Lincoln Benefit entered into an Investment Management Agreement with KIS, whereby KIS has agreed to provide certain investment advisory and management services to Lincoln Benefit. Total expenses incurred under this agreement to the Company were $25.2 million, $24.5 million and $23.7 million for the year ended December 31, 2022, 2021 and 2020, respectively. The Company and Lancaster Re have entered into a Tax Allocation Agreement. Refer to Note 13 for more information related to this agreement. Effective April 1, 2014, the Company entered into a Fee Letter (the “Fee Letter”) with Lanis LLC ("Lanis") pursuant to which the Company will pay Lanis the risk spread due on the Credit-Linked Note issued by Lanis to Lancaster Re. The fee letter also provided reimbursement in cash for any risk spread fees paid by the Company. Effective November 4, 2016, the Company entered into an intercompany note receivable and note payable agreement with Lancaster Re in equal amounts (initially $100 million, and up to $1.0 billion). The consideration for each note is offset, and interest is paid quarterly based on rates defined in the agreement. The gross amounts as of December 31, 2022 and 2021 were $500.0 million, respectively. LINCOLN BENEFIT LIFE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS DECEMBER 31, 2022 17

The maturities of the outstanding intercompany note receivable and payable as of December 31, 2022 and 2021 were as follows: ($'s thousands) December 31, 2022 December 31, 2021 2022 — 164,825 2023 99,925 91,925 2024 60,000 60,000 2025 103,000 159,250 2026 12,000 — 2027 122,825 — 2028 4,000 4,000 2029 50,650 — 2031 20,000 20,000 2032 27,600 — Total $ 500,000 $ 500,000 Interest expense incurred on the note payable and interest income earned on the note receivable for the year ended December 31, 2022 were $18.0 million and $5.2 million, respectively. Interest expense incurred on the note payable and interest income earned on the note receivable for the year ended December 31, 2021 were $20.0 million and $4.1 million, respectively. Interest expense incurred on the note payable and interest income earned on the note receivable for the year ended December 31, 2020 were $5.9 million and $3.9 million, respectively. Effective September 30, 2022, the Company established a revolving intercompany note of an amount not to exceed $250.0 million with an affiliated entity, Kuvare Bermuda Re Ltd ("KBR"). As of December 31, 2022, the Company had reported a $41.2 million receivable. Interest will be accrued from the date of each draw at a rate equal to Term Secured Overnight Financing Rate ("SOFR") Reference rate, plus 375 basis points. Amounts Due To or From Affiliates The Company reported the following receivables/(payables) to affiliates as of December 31, 2022 and 2021 excluding amounts related to taxes (see Note 13) and reinsurance agreements: ($'s in thousands) December 31, 2022 December 31, 2021 HoldCo $ (107) $ (2,711) Lancaster Re (2,688) (3,406) United Life Insurance Company 3 5 Guaranty Income Life Insurance Company — 14 Kuvare (10,548) (7,749) Intercompany receivable and payable balances are evaluated on an individual company basis. Intercompany balances are generally settled quarterly. LINCOLN BENEFIT LIFE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS DECEMBER 31, 2022 18

3. INVESTMENTS The statement value and fair value of the Company’s debt securities as of December 31, 2022 and 2021 were as follows: December 31, 2022 ($'s in thousands) Statement Value Gross Unrealized Gains Gross Unrealized Losses Fair Value U.S. governments $ 179,218 $ 1 $ (58,788) $ 120,431 All other governments 20,815 — (5,960) 14,855 U.S. political subdivisions 56,489 — (10,742) 45,747 Special revenue 1,405,421 29 (324,096) 1,081,354 Industrial and miscellaneous 6,550,655 1,546 (1,074,594) 5,477,607 Hybrids 127,764 — (24,392) 103,372 Total bonds $ 8,340,362 $ 1,576 $ (1,498,572) $ 6,843,366 December 31, 2021 ($'s in thousands) Statement Value Gross Unrealized Gains Gross Unrealized Losses Fair Value U.S. governments $ 185,440 $ 1,744 $ (5,930) $ 181,254 All other governments 23,403 319 (404) 23,318 U.S. states, territories and possessions 4,676 384 — 5,060 U.S. political subdivisions 58,694 3,053 (94) 61,653 Special revenue 1,236,462 52,864 (13,283) 1,276,043 Industrial and miscellaneous 6,448,291 427,283 (47,801) 6,827,773 Hybrids 111,337 5,589 (1,044) 115,882 Total bonds $ 8,068,303 $ 491,236 $ (68,556) $ 8,490,983 LINCOLN BENEFIT LIFE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS DECEMBER 31, 2022 19

The statement value and estimated fair value as of December 31, 2022 by maturity periods for debt securities, other than ABS and MBS were as shown below: December 31, 2022 ($'s in thousands) Statement Value Fair Value Due in one year or less $ — $ — Due after one through five years 849,769 784,873 Due after five through ten years 728,779 618,861 Due after ten years 4,287,676 3,262,958 Total before asset and mortgage-backed securities 5,866,224 4,666,692 Asset and mortgage-backed securities 2,474,138 2,176,674 Total bonds $ 8,340,362 $ 6,843,366 Actual maturities may differ from contractual maturities on ABS and MBS because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties; accordingly, the contractual maturities for those securities are not shown. Proceeds from sales of investments in debt securities for the years ended December 31, 2022, 2021 and 2020 were $0.6 billion, $2.0 billion and $2.9 billion, respectively; gross gains for the years ended December 31, 2022, 2021 and 2020 were $21.3 million, $140.4 million and $232.0 million, respectively, and gross losses for the years ended December 31, 2022, 2021 and 2020 were $39.4 million, $18.8 million and $16.1 million, respectively. Investment grade debt securities were 96.5% and 96.1% of the Company’s total debt securities as of December 31, 2022 and 2021, respectively. The Company held the following 5GI securities at December 31, 2022 and December 31, 2021: ($'s in thousands, except # of securities) Number of 5GI Securities Aggregate BACV Aggregate Fair Value 2022 2021 2022 2021 2022 2021 Bonds - AC — — $ — $ — $ — $ — LB&SS - AC — — — — — — Preferred Stock - AC 1 2 15,721 20,475 15,721 21,114 Preferred Stock - FV — — — — — — Total 1 2 15,721 20,475 15,721 21,114 5GI securities are securities that have an NAIC 5 designation while "GI" refers to General Interrogatory and distinguishes NAIC 5GI securities from an NAIC 5 Designation. For securities sold, redeemed or otherwise disposed as a result of a callable feature (including make whole call provisions), the number of CUSIPs and amount of investment income for the years ended December 31, 2022, 2021 and 2020 were as follows: ($'s in thousands, except # of securities) December 31, 2022 December 31, 2021 December 31, 2020 Type General Account Separate Account General Account Separate Account General Account Separate Account Number of CUSIPs 6 — 15 — 19 — Aggregate Amount of Investment Income $ 1,602 $ — $ 1,803 $ — $ 8,057 $ — LINCOLN BENEFIT LIFE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS DECEMBER 31, 2022 20

Pricing Non-U.S. government fixed income holdings are valued on the basis of the quotes provided by pricing services, which are subject to pricing validation reviews and a pricing vendor challenge process. Valuations provided by vendors are generally based on the actual trade information as substantially all of the Company’s non-U.S. government holdings are traded in a transparent and liquid market. Corporate debt securities mainly include investment grade positions, which are priced on the basis of quotes provided by third- party pricing vendors and first utilize valuation inputs from actively traded securities, such as bid prices, bid spreads to Treasury securities, Treasury curves, and same or comparable issuer curves and spreads. Issuer spreads are determined from actual quotes and traded prices and incorporate considerations of credit/default, sector composition, liquidity and call features. Where market data is not available valuations are developed based on the modeling techniques that utilize observable inputs and option adjusted spreads and incorporate considerations of the security’s seniority, maturity and the issuer’s corporate structure. Values of RMBS, CMBS and ABS are obtained from third-party pricing vendors and through quoted prices, some of which may be based on the prices of comparable securities with similar structural and collateral features. Pricing inputs for ABS which are primarily comprised of debt securitized by credit card; student loan and auto receivables; focus on capturing collateral quality and performance, payment patterns, and delinquencies. Values of certain ABS for which there are no significant observable inputs are developed using benchmarks to similar transactions or indices. For both CMBS and RMBS, cash flows are derived based on the transaction-specific information which incorporates priority in the capital structure and are generally adjusted to reflect benchmark yields, market prepayment data, collateral performance (default rates and loss severity) for specific vintage and geography, credit enhancements, and ratings. For certain RMBS and CMBS with low levels of market liquidity, judgments may be required to determine comparable securities based on the loan type and deal-specific performance. CMBS terms may also incorporate lock-out periods that restrict borrowers from prepaying the loans or provide disincentives to prepay and therefore reduce prepayment risk of these securities, as compared to RMBS. The factors specifically considered in valuation of CMBS include borrower-specific statistics in a specific region, such as debt service coverage and loan-to-value ratios, as well as the type of commercial property. Other-than-temporary impairments (OTTI) The Company recognizes and measures OTTI for ABS and MBS in accordance with SSAP No. 43R, “Loan-Backed and Structured Securities”. In accordance with SSAP No. 43R, if the fair value of a structured security is less than its amortized cost basis at the balance sheet date, the Company assesses whether the impairment is an OTTI. When an OTTI has occurred, the amount of OTTI recognized in earnings is the difference between the amortized cost basis of the security and the present value of its expected future cash flows discounted at the effective interest rate implicit in the security. If the Company intends to sell the structured security, or it is more likely than not that it will be required to sell the security before recovery of its amortized cost basis, an OTTI is considered to have occurred. The amount of the OTTI recognized in earnings is the difference between the amortized cost basis and the fair value of the security. If the Company does not intend to sell the structured security, or it is not more likely than not that it will be required to sell the security before recovery of its amortized cost basis, the Company performs cash flow testing to determine if the present value of its expected future cash flows discounted at the effective interest rate implicit in the security is less than its amortized cost basis. Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third parties, along with assumptions and judgments about the future performance of the underlying collateral. Losses incurred on the respective portfolios are based on loss models using assumptions about key systemic risks such as unemployment rates and housing prices and loan specific information such as delinquency rates and loan-to-value ratios. If the fair value of a debt security, other than those subject to SSAP No. 43R, is less than its amortized cost basis at the balance sheet date, the Company assesses whether the impairment is an OTTI. When an OTTI has occurred, the amount of OTTI recognized in earnings is the difference between the amortized cost basis of the security and its fair value. LINCOLN BENEFIT LIFE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS DECEMBER 31, 2022 21

If the Company intends to sell the debt security, or it is more likely that it will be required to sell the security before recovery of its amortized cost basis, an OTTI is considered to have occurred. If the Company does not intend to sell the debt security, or it is not more likely than not that it will be required to sell the security before recovery of its amortized cost basis, the Company employs a portfolio monitoring process to identify securities that are OTTI. The Company has an Investment Committee comprised of investment and finance professionals which meets at least quarterly to review individual issues or issuers that may be of concern. In determining whether a security is OTTI, the Investment Committee considers the factors described below. The process involves a quarterly screening of all securities where fair value is less than the amortized cost basis. Discrete credit events, such as a ratings downgrade, are also used to identify securities that may be OTTI. The securities identified are then evaluated based on issuer-specific facts and circumstances, such as the issuer’s ability to meet current and future interest and principal payments, an evaluation of the issuer’s financial position and its near-term recovery prospects, difficulties being experienced by an issuer’s parent or affiliate, and management’s assessment of the outlook for the issuer’s sector. As a supplement to the qualitative assessment, independent screenings are performed to help identify securities that should be carefully scrutinized for inclusion on the watchlist and in the proper category. These include things like market value to book value ratio, highest unrealized losses, length of time at an unrealized loss and stress test results for structured securities. In making these evaluations, the Credit Committee exercises considerable judgment. Based on this evaluation, issues or issuers are considered for inclusion on one of the Company’s following watchlists: Monitor, Concern, High Concern, or Default. “Monitor List”- Management has concluded that the Company’s amortized cost will be recovered through timely collection of all contractually specified cash flows, but that changes in issuer-specific facts and circumstances require monitoring on a quarterly basis. The likelihood of future non-repayment is considered not probable. For loan-backed and structured securities, a principal loss would be projected under a significant stress model scenario. No OTTI charge is recorded in the Company’s Statutory Statements of Operations for unrealized loss on securities related to these issuers. “Concern List”- Management has concluded that the Company’s amortized cost will be recovered through timely collection of all contractually specified cash flows, but that changes in issuer-specific facts and circumstances require monitoring on a quarterly basis. The likelihood of future non-repayment is considered above average but not probable. For loan-backed and structured securities, a principal loss would be projected under a stress model scenario. No OTTI charge is recorded in the Company’s Statutory Statements of Operations for unrealized loss on securities related to these issuers. “High Concern”- Management has concluded that the Company’s amortized cost will be recovered through timely collection of all contractually specified cash flows, but that changes in issuer-specific facts and circumstances require continued monitoring. A security is moved from the Concern List to the High Concern List when changes in issuer-specific facts and circumstances increase the possibility that a security may become impaired. The likelihood of future non-repayment is considered probable. For loan-backed and structured securities, a principal loss would be projected under a base case model scenario. No OTTI charge is recorded in the Company’s Statutory Statements of Operations for unrealized loss on securities related to these issuers. “Default List”- A security that is not current with respect to principal and interest or was issued by a company that has entered bankruptcy subsequent to acquisition or experienced a significant credit downgrade. Management has concluded the amortized cost basis of the security may not be recovered due to expected delays or shortfalls in the contractually specified cash flows. For these investments, the amount of OTTI recognized in the Company’s Statutory Statements of Operations is the difference between the amortized cost basis of the security and its fair value or present value of discounted cash flows dependent on the degree of impairment. Should it be determined that a security is other than temporarily impaired, the Company records a loss through an appropriate adjustment in carrying value. During the year ended December 31, 2022, the Company incurred $0.1 million of OTTI. See Footnote 5 for additional discussion surrounding OTTI. As of December 31, 2021 and 2020, the Company did not incur any OTTI. There are inherent risks and uncertainties in management’s evaluation of securities for OTTI. These risks and uncertainties include factors both external and internal to the Company, such as general economic conditions, an issuer’s financial condition or LINCOLN BENEFIT LIFE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS DECEMBER 31, 2022 22

near-term recovery prospects, market interest rates, unforeseen events which affect one or more issuers or industry sectors, and portfolio management parameters, including asset mix, interest rate risk, portfolio diversification, duration matching, and greater than expected liquidity needs. All of these factors could impact management’s evaluation of securities for OTTI. The gross unrealized losses and fair value of investments aggregated by investment category, number of securities and length of time that securities have been in an unrealized loss position at December 31, 2022 and 2021 were as follows: December 31, 2022 Less than 12 months 12 months or more Total ($'s in thousands, except # of securities) # Fair Value Unrealized Losses # Fair Value Unrealized Losses # Fair Value Unrealized Losses U.S. governments 19 $ 53,201 $ (10,252) 5 $ 67,189 $ (48,536) 24 $ 120,390 $ (58,788) All other governments 3 12,360 (4,455) 1 2,495 (1,505) 4 14,855 (5,960) U.S. political subdivisions 14 40,760 (8,034) 4 4,988 (2,708) 18 45,748 (10,742) Special revenue 226 709,208 (138,431) 115 369,334 (185,665) 341 1,078,542 (324,096) Industrial and miscellaneous 870 4,320,179 (721,353) 499 1,057,629 (353,241) 1,369 5,377,808 (1,074,594) Hybrids 23 73,798 (17,388) 9 29,573 (7,004) 32 103,371 (24,392) Total bonds 1,155 $ 5,209,506 $ (899,913) 633 $ 1,531,208 $ (598,659) 1,788 $ 6,740,714 $ (1,498,572) Total preferred stocks 3 $ 12,935 $ (1,070) 1 $ 2,490 $ (10) 4 $ 15,425 $ (1,080) Total bonds and stocks 1,158 $ 5,222,441 $ (900,983) 634 $ 1,533,698 $ (598,669) 1,792 $ 6,756,139 $ (1,499,652) December 31, 2021 Less than 12 months 12 months or more Total ($'s in thousands, except # of securities) # Fair Value Unrealized Losses # Fair Value Unrealized Losses # Fair Value Unrealized Losses U.S. governments 10 $ 117,613 $ (5,930) 2 $ 2 $ — 12 $ 117,615 $ (5,930) All other governments 1 3,596 (404) — — — 1 3,596 (404) U.S. political subdivisions 4 7,607 (94) — — — 4 7,607 (94) Special revenue 115 554,998 (10,969) 13 34,909 (2,314) 128 589,907 (13,283) Industrial and miscellaneous 504 1,625,710 (35,348) 91 236,784 (12,453) 595 1,862,494 (47,801) Hybrids 6 7,996 (88) 2 17,507 (956) 8 25,503 (1,044) Total bonds 640 $ 2,317,520 $ (52,833) 108 $ 289,202 $ (15,723) 748 $ 2,606,722 $ (68,556) Repurchase Agreements In 2021, the Company entered into repurchase agreements. Repurchase agreements are accounted for as secured borrowings within the liabilities section of the financial statements. In a repurchase agreement, the company receives cash and incurs a liability to return those funds, plus interest, at a specified future date. These agreements are normally short term in nature and assets are restricted as collateral. All transactions are documented under Master Repurchase Agreements (MRA) or Global MRA and are accounted for in the Company's books and records. In order to mitigate the credit risk and replacement risk associated with such agreements, repurchase transactions are diversified across multiple counterparties. Each counterparty is approved through a formal credit process, monitored daily, and reviewed periodically via Goldman Sachs Asset Management (GSAM) Counterparty Risk Committee. Repurchase transactions are generally collateralized by Treasuries, Agency Debentures, Agency MBS, IG Corporates and Municipals with a haircut at or below 5% in favor of the counterparties. The securities posted as collateral are priced daily and if the need arises margin is moved the same day to maintain a proper collateralization. The holdings of the investment portfolio are monitored closely to ensure adequate excess of eligible collateral for the margining process. LINCOLN BENEFIT LIFE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS DECEMBER 31, 2022 23

These repurchase agreements are Tri-party between Lincoln Benefit, GSAM, and bank counterparties. The following table describes the maximum and ending balance for each maturity time frame: ($'s in thousands) Unaudited First Quarter Unaudited Second Quarter Unaudited Third Quarter Fourth Quarter At December 31, 2022 Maximum Amount Open – No Maturity $ — $ — $ — $ — Overnight — — — — 2 Days to 1 Week — — — — > 1 Week to 1 Month — — — — > 1 Month to 3 Months — — — — > 3 Months to 1 Year 769,787 946,177 989,336 998,702 > 1 Year — — — — Ending Balance Open – No Maturity $ — $ — $ — $ — Overnight — — — — 2 Days to 1 Week — — — — > 1 Week to 1 Month — — — — > 1 Month to 3 Months — — — — > 3 Months to 1 Year 769,787 946,177 903,556 936,958 > 1 Year — — — — Total Ending Balance $ 769,787 $ 946,177 $ 903,556 $ 936,958 ($'s in thousands) Unaudited First Quarter Unaudited Second Quarter Unaudited Third Quarter Fourth Quarter At December 31, 2021 Maximum Amount Open – No Maturity $ — $ — $ — $ — Overnight — — — — 2 Days to 1 Week — — — — > 1 Week to 1 Month — — — — > 1 Month to 3 Months — — — — > 3 Months to 1 Year 49,569 129,407 156,946 244,987 > 1 Year — — — — Ending Balance Open – No Maturity $ — $ — $ — $ — Overnight — — — — 2 Days to 1 Week — — — — > 1 Week to 1 Month — — — — > 1 Month to 3 Months — — — — > 3 Months to 1 Year 47,561 129,407 143,409 237,887 > 1 Year — — — — Total Ending Balance $ 47,561 $ 129,407 $ 143,409 $ 237,887 LINCOLN BENEFIT LIFE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS DECEMBER 31, 2022 24

The following table details the securities "sold" under repurchase agreements: ($'s in thousands) Unaudited First Quarter Unaudited Second Quarter Unaudited Third Quarter Fourth Quarter At December 31, 2022 Maximum Amount: Book Adjusted Carry Value XXX XXX XXX XXX Non-admitted XXX XXX XXX XXX Fair Value $ 814,195 $ 994,776 $ 1,036,908 $ 1,031,553 Ending Balance: Book Adjusted Carry Value XXX XXX XXX XXX Non-admitted XXX XXX XXX XXX Fair Value $ 814,195 $ 994,776 $ 919,077 $ 973,200 ($'s in thousands) Unaudited First Quarter Unaudited Second Quarter Unaudited Third Quarter Fourth Quarter At December 31, 2021 Maximum Amount: Book Adjusted Carry Value XXX XXX XXX XXX Non-admitted XXX XXX XXX XXX Fair Value $ 52,883 $ 132,451 $ 144,311 $ 241,940 Ending Balance: Book Adjusted Carry Value XXX XXX XXX XXX Non-admitted XXX XXX XXX XXX Fair Value $ 49,275 $ 132,451 $ 144,311 $ 241,940 The following table details the type and designation for securities "sold" under repurchase agreements: NAIC 1 NAIC 2 NAIC 3 Total At December 31, 2022 Bonds – Book Adjusted Carry Value $ 591,907 $ 634,288 $ 10,621 $ 1,236,816 Bonds – FV $ 449,362 $ 514,145 $ 9,693 $ 973,200 NAIC 1 NAIC 2 Total At December 31, 2021 Bonds – Book Adjusted Carry Value $ 145,117 $ 92,391 $ 237,508 Bonds – FV $ 149,695 $ 92,245 $ 241,940 LINCOLN BENEFIT LIFE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS DECEMBER 31, 2022 25

4. MORTGAGE LOANS The Company invests in first lien commercial mortgage loans throughout the United States. Investments are diversified by property type and geographic area. The Company monitors the condition of the mortgage loans in its portfolio. In those cases where mortgages have been restructured, appropriate allowances for losses have been made. In those cases where, in management’s judgment, the mortgage loans’ values are impaired, appropriate losses are recorded. The geographical distribution of the statement value of the mortgage loans portfolio as of December 31, 2022 and 2021 was as follows: ($'s in thousands) December 31, 2022 December 31, 2021 Arizona $ 33,312 $ 34,253 California 66,557 77,960 Colorado 10,000 51,009 Florida 22,652 23,228 Georgia 106,914 106,405 Hawaii — 218 Illinois 39,500 54,114 Massachusetts 14,086 14,604 Minnesota 37,262 37,560 Nevada 7,272 13,860 New Jersey 54,056 52,676 New York 73,896 89,807 North Carolina 187,519 178,920 Ohio — — Pennsylvania 20,710 71,060 South Carolina 22,914 23,325 Texas 14,341 11,700 Total mortgage loans $ 710,991 $ 840,699 Outstanding commitments on certain mortgage loans held in the investment portfolio to finance property improvements on underlying real estate totaled $49.2 million and $66.2 million at December 31, 2022 and 2021, respectively. During 2022, the maximum and minimum lending rates were 9.03% and 4.75%, respectively. The maximum and minimum lending rates for commercial mortgage loans during 2021 were 10.48% and 2.54%, respectively. During the years ended December 31, 2022 and 2021, the Company did not reduce interest rates on any outstanding mortgage loans. Mortgage loans are collateralized by the related properties and did not exceed 57% and 73% of the properties’ value at the time the original loan was made in 2022 and 2021, respectively. A loan is considered impaired when it is probable that the principal or interest is not collectible in accordance with the contractual terms of the loan. The allowance for credit losses is estimated using the present value of expected cash flows discounted at the loan’s effective interest rate or the fair value of the collateral, if the loan is collateral dependent. A specific allowance for loan loss is established for an impaired loan if the present value of expected cash flows discounted at the loan’s effective interest rate, or the fair value of the loan collateral, less cost to sell, is less than the recorded amount of the loan. During the years ended December 31, 2022, 2021 or 2020, no loans were impaired or past due. A general allowance for loan loss is established based on an assessment of past loss experience on groups of loans with similar characteristics and current economic conditions. While management believes that it uses the best information available to establish the allowances, future adjustments may become necessary if economic conditions differ from the assumptions used in calculating them. There was no general allowance for loan loss at December 31, 2022 or 2021. LINCOLN BENEFIT LIFE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS DECEMBER 31, 2022 26

As of December 31, 2022, and 2021, the Company held no restructured loans. Should the Company hold any troubled debt, the Company may modify the terms of a loan by adjusting the interest rate, extending the maturity date, or both. The Company accrues interest income on impaired loans to the extent it is deemed collectible, assuming it is delinquent less than 180 days and the loan continues to perform under its original or restructured contractual terms. Interest income is recognized on impaired mortgage loans upon receipt. The credit quality indicator for the Company’s mortgage loans is a risk-rated measure based on the borrowers’ ability to pay and the value of the underlying collateral. The commercial mortgage loan risk rating is related to an increasing likelihood of loss, with lower quality ratings representing the category in which losses may be expected. It is used in measuring relative risk for the Asset Valuation Reserve calculation. The statement value of the Company’s mortgage loans, net of allowances for credit losses, by credit quality indicator as of December 31, 2022 and 2021 was as follows: ($'s in thousands) December 31, 2022 December 31, 2021 CM1 - Highest Quality $ 296,272 $ 414,497 CM2 - High Quality 128,164 196,696 CM3 - Medium Quality 74,036 62,386 CM4 - Low Medium Quality 25,000 — Total commercial mortgage loans $ 523,472 $ 673,579 Residential mortgage loans 187,519 167,120 Total mortgage loans $ 710,991 $ 840,699 5. INVESTMENT GAINS AND LOSSES Realized capital gains and losses on debt securities, mortgages and derivatives which relate to changes in levels of interest rates are charged or credited to the IMR, net of tax, and amortized into income over the remaining contractual life of the security sold. Realized gains and losses from the remaining investments are reported, net of tax, on the Statutory Statements of Operations, but are not included in the computation of net gain from operations. Realized capital gains and losses are recognized on a specific identification basis. Net realized gains and losses recognized through the Statutory Statements of Operations for the years ended December 31, 2022, 2021 and 2020 were comprised of the following: ($'s in thousands) 2022 2021 2020 Debt securities $ (20,402) $ 125,693 $ 218,768 Mortgage loans — 62 1,032 Cash, cash equivalents and short-term investments — 29 27 Derivative instruments (6,093) 6,928 9,573 Other invested assets — 701 825 Subtotal (26,495) 133,413 230,225 Capital gains tax (benefit) expense (6,217) 20,979 58,265 Net realized (losses) gains (20,278) 112,434 171,960 Losses (Gains) transferred to IMR (net of taxes) 17,693 (98,777) (174,261) Total $ (2,585) $ 13,657 $ (2,301) LINCOLN BENEFIT LIFE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS DECEMBER 31, 2022 27

Realized capital gains and losses for 2022 included the following related to OTTI: ($'s in thousands) (1) (2) (3) (4) (5) (6) (7) CUSIP Book/Adjusted Carrying Value Amortized Cost Before Current Period OTTI Present Value of Projected Cash Flows Recognized OTTI Amortized Cost After OTTI Fair Value at Time of OTTI Date of Financial Statement Where Reported 00037U-AF-7 $149 $17 $131 $17 $17 12/31/22 Total $131 Realized capital gains and losses for 2021 and 2020 did not include any OTTI. Changes in unrealized gains and losses from investments are reported as a component of Capital and Surplus, net of deferred income taxes, and were as follows for the years ended December 31, 2022, 2021 and 2020: ($'s in thousands) 2022 2021 2020 Common stock $ (741) $ 377 $ 40 Common stocks of affiliates (79,783) (69,665) (70,778) Preferred stock (51,358) 4,510 — Derivative instruments (1,511) (1,029) (2,745) Other invested assets 702 5,496 1,805 Total $ (132,691) $ (60,311) $ (71,678) LINCOLN BENEFIT LIFE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS DECEMBER 31, 2022 28

6. NET INVESTMENT INCOME Net investment income for the years ended December 31, 2022, 2021 and 2020 consisted of: ($'s in thousands) 2022 2021 2020 Debt securities $ 354,952 $ 321,509 $ 284,535 Equity securities 16,635 12,839 2,890 Mortgage loans 38,141 36,954 28,384 Contract loans 1,589 1,702 1,738 Cash, cash equivalents and short-term investments 14,097 2,541 2,500 Other invested assets 23,562 13,570 8,785 Gross investment income 448,976 389,115 328,832 Interest expenses 40,993 19,974 5,880 Third party administration costs 30,557 30,939 30,400 Other investment expenses 74 (268) 502 Net investment income before IMR amortization 377,352 338,470 292,050 IMR amortization 13,589 39,020 133,498 Total net investment income $ 390,941 $ 377,490 $ 425,548 The Company’s policy is to exclude investment income due and accrued with amounts that are over 90 days past due for investments other than mortgage loans and over 180 days past due for mortgage loans or where the collection of interest is uncertain. Investment income due and accrued of $0.0 million and $0.1 million was excluded from surplus at December 31, 2022 and December 31, 2021, respectively. 7. DERIVATIVES Derivative financial instruments utilized by the Company included index options, futures contracts and interest rate swaps. The notional amounts specified in the contracts are used to calculate contractual payments under the agreements and are generally not representative of the potential for gain or loss on these contracts. Market risk is the risk that the Company will incur losses due to adverse changes in market prices or rates. Market risk exists for all of the derivatives that the Company holds. To limit this risk, the Company's senior management has established risk control limits. Counterparty credit risk relates to the Company's potential loss if counterparties concurrently fail to perform under the contractual terms of the contracts. The Company manages its exposure to counterparty credit risk by utilizing highly rated counterparties, establishing risk control limits, executing legally enforceable master agreements and obtaining collateral where appropriate. The Company has not incurred any losses on derivative financial instruments due to counterparty nonperformance. The derivatives are traded on organized exchanges, which require margin deposits and guarantee the execution of trades, thereby mitigating potential credit risk. At December 31, 2022, the Company had $0.6 million in cash collateral from counterparties related to organized exchanges. At December 31, 2021, the Company had $0.1 million in cash collateral from counterparties related to organized exchanges. The Company uses derivatives to economically hedge the risks with certain assets and liabilities arising from potential adverse impacts from changes in risk-free interest rates and equity markets. The Company does not use derivatives for speculative purposes. The paragraphs below describe the derivatives the Company uses, including the objectives, cash requirements and accounting policies. LINCOLN BENEFIT LIFE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS DECEMBER 31, 2022 29

Futures The Company utilizes equity index futures contracts. Futures contracts are defined as commitments to buy or sell designated financial instruments based on specified prices, yields or indexes. Futures contracts provide returns based upon a specified index or interest rate applied to a notional amount. The Company uses futures to hedge exposures in annuity and life contracts. Daily cash settlement of variation margins is required for futures contracts and is based on the changes in daily prices. The final settlement of futures contracts is in cash. Options The Company also uses equity index options. Index option contracts provide returns at specified or optional dates based on a specified index applied to the option's notional amount. The Company purchases and writes (sells) option contracts primarily to reduce market risk associated with certain annuity and life contracts. When the Company purchases/sells option contracts at specific prices, it is required to pay/receive a premium to/from the counterparties. The amount of premium paid/received is based on the number of contracts purchased/sold, the specified price and the maturity date of the contract. The Company pays/receives cash equal to the premium of purchased/written options when the contract is established. Premiums paid are reported as a derivative asset and premiums received are reported as a derivative liability. The change in the fair value of option contracts is reported as change in surplus, with an adjustment to derivatives. If the option is exercised, the Company receives/pays cash equal to the product of the number of contracts and the specified price in the contract with the gain or loss on settlement reported in realized gain or loss. If the options are not exercised and the contracts expire, then no additional cash is exchanged and the remaining book value is offset to realized gain or loss. The Company did not report any derivatives as accounting hedges as of December 31, 2022 or 2021. All derivative transactions are covered under standardized contractual agreements with counterparties, all of which include credit- related contingent features. Certain counterparty relationships also may include supplementary agreements with tailored terms, such as additional triggers for early terminations, acceptable practices related to cross-transaction netting, and minimum thresholds for determining collateral. Credit-related triggers include failure to pay or deliver on an obligation past certain grace periods, bankruptcy or the downgrade of credit ratings to below a stipulated level. These triggers apply to both the Company and its counterparty. Derivatives are carried in accordance with SSAP No. 86, “Derivatives.” The Company’s underlying notional or principal amounts and gross fair values as of December 31, 2022 and 2021 were as follows: December 31, 2022 December 31, 2021 Notional Gross Fair Value Notional Gross Fair Value ($'s in thousands) Assets Liabilities Assets Liabilities Assets Liabilities Assets Liabilities Options $ 11,063 $ 11,188 $ 499 $ 12 $ 84,000 $ 78,355 $ 9,088 $ 4,441 LINCOLN BENEFIT LIFE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS DECEMBER 31, 2022 30

8. REINSURANCE Reinsurance ceded contracts do not relieve the Company from its obligations to policyholders. The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet the obligations assumed under the reinsurance agreement. To minimize its exposure to significant losses from reinsurer insolvencies, the Company regularly evaluates the financial condition of its reinsurers and monitors concentrations of credit risk. Management believes that any liability arising from this contingency is unlikely. Everlake represents over 40% of the Company’s ceded reserves as of December 31, 2022 and December 31, 2021, respectively. The Company has agreements with several unrelated companies, which provide for reinsurance of portions of the net-amount-at- risk under certain policies. These amounts are reinsured on either a yearly renewable term, coinsurance or modified coinsurance basis. The Company’s modified coinsurance reserves (general account only) were $136.8 million and $224.0 million as of December 31, 2022 and 2021, respectively. The existing reinsurance agreements are subject to risk transfer as defined under SSAP No. 61R Life, Deposit-Type and Accident and Health Reinsurance and supplemented by A-791 Life and Health Reinsurance Agreements. The Company has not entered into any reinsurance contracts that would limit the reinsurer’s assumption of significant risk or contain provisions that delay recording or reimbursement of losses. All contracts settle quarterly, at a minimum. There is one modified coinsurance – monthly renewable term agreement with Hannover covering certain life and annuity business that provides protection over excess losses effectuated through an experience refund mechanism. Reinsurance accounting has been applied with a credit recorded for reserves. In establishing the reserve credit, the Company has considered all underlying business assumptions including contract terms that could limit the assumed liability by the reinsurer. While there is sufficient risk transfer for SAP, the likelihood of GAAP net risk transfer is small enough to merit the differential accounting treatment with GAAP reporting this treaty under deposit accounting and is in the process of being recaptured. On December 10, 2020, the Company recorded the receipt of an initial ceding commission of $82.3 million (before taxes of $17.3 million) as a result of an indemnity reinsurance agreement between the Company and COUNTRY Life Insurance Company, a life insurance company domiciled in Illinois. This amount was deferred in surplus in accordance with statutory accounting principles as defined in Account Practices and Procedures Manual Appendix A-791, paragraph 3 which limits the first year of recognition to the effective tax rate or 21%, resulting in an unamortized balance of $65.0 million in surplus at December 31, 2020. Amortization of $6.7 million and $4.1 million was recorded in 2022 and 2021, respectively, resulting in an unamortized balance in surplus of $54.2 million and $60.9 million at December 31, 2022 and December 31, 2021, respectively. The deferred ceding commission is amortized over the period under which earnings emerge from the business reinsured. The effects of reinsurance were as follows for the years ended December 31, 2022, 2021 and 2020: ($'s in thousands) 2022 2021 2020 Insurance and other individual policy benefits and claims*: Direct $ 1,324,960 $ 1,405,473 $ 1,358,482 Assumed 53,702 53,608 9,981 Ceded (1,239,533) (1,298,319) (1,189,042) Net policy benefits and claims $ 139,129 $ 160,762 $ 179,421 *Excludes surrender benefits ($'s in thousands) 2022 2021 2020 Premiums and annuity considerations: Direct $ 1,057,444 $ 1,263,057 $ 1,107,254 Assumed 38,722 42,987 1,462,753 Ceded - affiliated (38,330) (225,024) (1,193,599) Ceded - other non-affiliated (1,028,505) (1,237,466) (1,098,747) Net premiums and annuity considerations $ 29,331 $ (156,446) $ 277,661 LINCOLN BENEFIT LIFE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS DECEMBER 31, 2022 31

The Company did not write off any uncollectible reinsurance balances due for the years ended December 31, 2022 or December 31, 2021. The Company wrote off uncollectible reinsurance balances of $2.0 million for the the year ended December 31, 2020. On March 6, 2019, Scottish Re was put into receivership by the Delaware Department of Insurance (the “Receiver”). The Receiver filed a petition for approval of a rehabilitation plan on June 30, 2020. Following opposition from several interest parties, on June 30, 2022, the Receiver filed a motion for approval of the Modified Plan of the Rehabilitation of Scottish Re (U.S.) Inc. Our reserve credit with respect to Scottish Re treaties was approximately $2.6 million and $2.5 million as of December 31, 2022 and December 31, 2021, respectively. The Company has not established an allowance or written off any amounts with respect to these treaties since commencement of the receivership, but management continues to monitor court proceedings, including the review of the recent Motion for Approval of the Modified Plan of Rehabilitation. The Company has been offsetting due premium against outstanding claim recoverables. The Company received $2.0 million in May 2022 when the Court approved an order for partial payment to the cedents. The Company has recorded a non-admitted asset of $6.8 million and $7.4 million as of December 31, 2022 and December 31, 2021, respectively. For the years ended December 31, 2022, 2021 and 2020, the Company had the following experience as a result of the commutation/recapture of ceded reinsurance: ($'s in thousands) 2022 2021 2020 (1) Claims incurred $ 15,400 $ 17,813 $ 2,317 (2) Claims adjustment expenses incurred — — — (3) Premiums earned (14,141) (15,233) (6,400) (4) Other — — — Reserve Adjustment on Reinsurance Ceded (1,335) (2,517) 13,661 Commission and expense allowance $ 49 $ 579 $ 56 $ (27) $ 642 $ 9,635 (5) Company Hannover Life Reassurance Company of America $ (27) $ (29) $ (32) RGA Reinsurance Company — — 9,667 SCOR SE — 671 — $ (27) $ 642 $ 9,635 9. RESERVES FOR LIFE CONTRACTS AND DEPOSIT TYPE CONTRACTS The reserves for life insurance and annuity contracts are computed in accordance with presently accepted actuarial standards, and are based on actuarial assumptions and methods (including use of published mortality tables and prescribed interest rates and methodologies) which produce reserves at least as great as those required by law and contract provisions. Deduction of deferred fractional premiums upon death of the insured and return of any portion of the final premium for the period beyond the date of death are not applicable to the business of the Company. Surrender values are not promised in excess of reserves legally computed. For traditional life contracts, the cost of additional mortality for each policy is assumed to equal the additional premium charged for that policy period and is reserved accordingly. Additional premiums are collected for policies issued on substandard lives. Reserves are held in a manner consistent with traditional policies. For interest-sensitive policies, substandard mortality is reflected in the cost of insurance charges. As of December 31, 2022, 2021 and 2020, the Company had $3,934.7 million, $4,123.5 million and $4,351.1 million of direct insurance in force for which gross premiums were less than the net premiums according to the standard of valuation required by LINCOLN BENEFIT LIFE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS DECEMBER 31, 2022 32

the State of Nebraska, respectively. Deficiency reserves above base contract reserves as of December 31, 2022 and 2021 totaled $70.5 million and $72.9 million, respectively. The Tabular Interest has been determined by formula as described in the NAIC instructions, except for some business for which the Tabular Interest is determined from basic policy data for reserving. The Tabular less Actual Reserve Released has been determined by formula as described in the NAIC instructions. The Tabular Cost has been determined by formula as described in the NAIC instructions, except for universal life products which use cost of insurance and some business which uses basic policy data for reserving. The Tabular Interest on funds not involving life contingencies was determined from the interest credited to the deposits, except for certain guaranteed interest contracts for which Tabular Interest on funds is determined by formula as described in the instructions. There were no additional reserves recorded for the year ended December 31, 2022 or December 31, 2021. The Company recorded no premium deficiency reserves related to accident and health contracts for the years ended December 31, 2022 and 2021. There were no other reserve changes in 2022. Other reserve changes in 2021 were as follows: 2021 Ordinary Group Item Total Industrial Life Life Insurance Individual Annuities Supplementary Contracts Credit Life Group and Individual Life Insurance Annuities DA MVAA Change in Reserve Methodology $ (5,766) $ — $ (2,901) $ — $ — $ — $ (2,866) 3106999 Total $ (5,766) $ — $ — $ (2,901) $ — $ — $ — $ (2,866) LINCOLN BENEFIT LIFE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS DECEMBER 31, 2022 33

The withdrawal characteristics of general account and separate account life reserves and deposits as of December 31, 2022 and 2021 were as follows: December 31, 2022 ($'s in thousands) A. General Account Account Value Cash Value Reserve (1) Subject to discretionary withdrawal, surrender values or policy loans: a. Term policies with cash value $ — $ 19,292 $ 55,987 b. Universal life 814,348 814,299 820,601 c. Universal life with secondary guarantees 3,693,229 3,184,409 6,863,409 d. Indexed universal life 65,741 57,664 61,813 e. Indexed universal life with secondary guarantees 706,529 521,371 600,190 f. Indexed life — — — g. Other permanent cash value life insurance — 50,641 64,661 h. Variable life — — — i. Variable universal life 108,322 107,243 116,375 j. Miscellaneous reserves — — 62,880 (2) Not subject to discretionary withdrawal or no cash values a. Term policies without cash value XXX XXX 3,111,033 b. Accidental death benefits XXX XXX 134 c. Disability - active lives XXX XXX 799 d. Disability - disabled lives XXX XXX 26,314 e. Miscellaneous reserves XXX XXX 56,194 (3) Total (gross: direct + assumed) 5,388,169 4,754,919 11,840,390 (4) Reinsurance ceded 5,118,401 4,486,943 11,559,840 (5) Total (net) (3 minus 4) $ 269,768 $ 267,976 $ 280,550 B. Separate Account with Guarantees Account Value Cash Value Reserve (1) Subject to discretionary withdrawal, surrender values or policy loans: a. Term policies with cash value $ — $ — $ — b. Universal life — — — c. Universal life with secondary guarantees — — — d. Indexed universal life — — — e. Indexed universal life with secondary guarantees — — — f. Indexed life — — — g. Other permanent cash value life insurance — — — h. Variable life — — — i. Variable universal life — — — j. Miscellaneous reserves — — — (2) Not subject to discretionary withdrawal or no cash values a. Term policies without cash value XXX XXX — b. Accidental death benefits XXX XXX — c. Disability - active lives XXX XXX — d. Disability - disabled lives XXX XXX — e. Miscellaneous reserves XXX XXX — (3) Total (gross: direct + assumed) — — — (4) Reinsurance ceded — — — (5) Total (net) (3 minus 4) $ — $ — $ — LINCOLN BENEFIT LIFE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS DECEMBER 31, 2022 34

C. Separate Account Nonguaranteed Account Value Cash Value Reserve (1) Subject to discretionary withdrawal, surrender values or policy loans: a. Term policies with cash value $ — $ — $ — b. Universal life — — — c. Universal life with secondary guarantees — — — d. Indexed universal life — — — e. Indexed universal life with secondary guarantees — — — f. Indexed life — — — g. Other permanent cash value life insurance — — — h. Variable life — — — i. Variable universal life 999,255 998,447 999,083 j. Miscellaneous reserves — — — (2) Not subject to discretionary withdrawal or no cash values a. Term policies without cash value XXX XXX — b. Accidental death benefits XXX XXX — c. Disability - active lives XXX XXX — d. Disability - disabled lives XXX XXX — e. Miscellaneous reserves XXX XXX — (3) Total (gross: direct + assumed) 999,255 998,447 999,083 (4) Reinsurance ceded — — — (5) Total (net) (3 minus 4) $ 999,255 $ 998,447 $ 999,083 D. Amount Life and Accident and Health Annual Statement: 1. Exhibit 5, Life Insurance Section, Total (net) $ 278,539 2 Exhibit 5, Accidental Death Benefits Section, Total (net) 2 3 Exhibit 5, Disability - Active Lives Section, Total (net) — 4 Exhibit 5, Disability - Disabled Lives Section, Total (net) 471 5 Exhibit 5, Miscellaneous Reserves Section, Total (net) 1,538 6 Subtotal 280,550 Separate Accounts Annual Statement: 7 Exhibit 3,line 0199999, Column 2 999,083 8 Exhibit 3,line 0499999, Column 2 — 9 Exhibit 3,line 0599999, Column 2 — 10 Subtotal (Lines 7 through 9) 999,083 11 Combined Total (Lines 6 plus 10) $ 1,279,633 LINCOLN BENEFIT LIFE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS DECEMBER 31, 2022 35

December 31, 2021 ($'s in thousands) A. General Account Account Value Cash Value Reserve (1) Subject to discretionary withdrawal, surrender values or policy loans: a. Term policies with cash value $ — $ 17,397 $ 54,763 b. Universal life 851,706 851,619 860,016 c. Universal life with secondary guarantees 3,728,318 3,119,469 6,746,883 d. Indexed universal life 65,573 56,422 60,888 e. Indexed universal life with secondary guarantees 680,367 472,510 559,558 f. Indexed life — — — g. Other permanent cash value life insurance — 45,700 60,218 h. Variable life — — — i. Variable universal life 108,205 107,088 117,413 j. Miscellaneous reserves — — 72,387 (2) Not subject to discretionary withdrawal or no cash values a. Term policies without cash value XXX XXX 3,286,376 b. Accidental death benefits XXX XXX 141 c. Disability - active lives XXX XXX 866 d. Disability - disabled lives XXX XXX 27,372 e. Miscellaneous reserves XXX XXX 54,090 (3) Total (gross: direct + assumed) 5,434,169 4,670,205 11,900,971 (4) Reinsurance ceded 5,155,299 4,395,062 11,610,893 (5) Total (net) (3 minus 4) $ 278,870 $ 275,143 $ 290,078 B. Separate Account with Guarantees Account Value Cash Value Reserve (1) Subject to discretionary withdrawal, surrender values or policy loans: a. Term policies with cash value $ — $ — $ — b. Universal life — — — c. Universal life with secondary guarantees — — — d. Indexed universal life — — — e. Indexed universal life with secondary guarantees — — — f. Indexed life — — — g. Other permanent cash value life insurance — — — h. Variable life — — — i. Variable universal life — — — j. Miscellaneous reserves — — — (2) Not subject to discretionary withdrawal or no cash values a. Term policies without cash value XXX XXX — b. Accidental death benefits XXX XXX — c. Disability - active lives XXX XXX — d. Disability - disabled lives XXX XXX — e. Miscellaneous reserves XXX XXX — (3) Total (gross: direct + assumed) — — — (4) Reinsurance ceded — — — (5) Total (net) (3 minus 4) $ — $ — $ — C. Separate Account Nonguaranteed Account Value Cash Value Reserve (1) Subject to discretionary withdrawal, surrender values or policy loans: a. Term policies with cash value $ — $ — $ — b. Universal life — — — c. Universal life with secondary guarantees — — — d. Indexed universal life — — — e. Indexed universal life with secondary guarantees — — — f. Indexed life — — — g. Other permanent cash value life insurance — — — h. Variable life — — — i. Variable universal life 1,301,107 1,286,676 1,297,569 j. Miscellaneous reserves — — — (2) Not subject to discretionary withdrawal or no cash values a. Term policies without cash value XXX XXX — b. Accidental death benefits XXX XXX — c. Disability - active lives XXX XXX — d. Disability - disabled lives XXX XXX — e. Miscellaneous reserves XXX XXX — (3) Total (gross: direct + assumed) 1,301,107 1,286,676 1,297,569 (4) Reinsurance ceded — — — (5) Total (net) (3 minus 4) $ 1,301,107 $ 1,286,676 $ 1,297,569 LINCOLN BENEFIT LIFE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS DECEMBER 31, 2022 36

D. Amount Life and Accident and Health Annual Statement: 1. Exhibit 5, Life Insurance Section, Total (net) $ 287,992 2 Exhibit 5, Accidental Death Benefits Section, Total (net) 3 3 Exhibit 5, Disability - Active Lives Section, Total (net) 1 4 Exhibit 5, Disability - Disabled Lives Section, Total (net) 481 5 Exhibit 5, Miscellaneous Reserves Section, Total (net) 1,601 6 Subtotal 290,078 Separate Accounts Annual Statement: 7 Exhibit 3,line 0199999, Column 2 1,297,569 8 Exhibit 3,line 0499999, Column 2 — 9 Exhibit 3,line 0599999, Column 2 — 10 Subtotal (Lines 7 through 9) 1,297,569 11 Combined Total (Lines 6 plus 10) $ 1,587,647 LINCOLN BENEFIT LIFE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS DECEMBER 31, 2022 37

10. WITHDRAWAL CHARACTERISTICS OF ANNUITY RESERVES AND DEPOSIT LIABILITIES The withdrawal characteristics of general account and separate account annuity reserves and deposits as of December 31, 2022 and 2021 were as follows: December 31, 2022 ($'s in thousands) General Account Separate Accounts with Guarantees Separate Accounts Nonguaranteed Total % of Total A. INDIVIDUAL ANNUITIES: 1. Subject to discretionary withdrawal: a. With market value adjustment $ 191,028 $ 32,509 $ — $ 223,537 4.7 % b. At book value less current surrender charge of 5% or more 47,185 — — 47,185 1.0 % c. At fair value 17,968 — 342,853 360,821 7.5 % d. Total with market value adjustment or at fair value (Total of a through c) 256,181 32,509 342,853 631,543 13.2 % e. At book value without adjustment (minimal or no charge or adjustment) 3,805,303 — — 3,805,303 79.8% 2. Not subject to discretionary withdrawal 329,636 — 3,859 333,495 7.0% 3. Total (gross: direct + assumed) 4,391,120 32,509 346,712 4,770,341 100.0% 4. Reinsurance ceded 2,074,698 32,509 — 2,107,207 5. Total (net) (line 3 minus 4) $ 2,316,422 $ — $ 346,712 $ 2,663,134 6. Amount included in A.1.b. above that will move to A.1.e. for the first time within the year after the statement date $ 24,430 $ — $ — $ 24,430 General Account Separate Accounts with Guarantees Separate Accounts Nonguaranteed Total % of Total B. GROUP ANNUITIES: 1. Subject to discretionary withdrawal: a. With market value adjustment $ 176,998 $ 89 $ — $ 177,087 63.9 % b. At book value less current surrender charge of 5% or more 129 — — 129 0.0 % c. At fair value — — 23,728 23,728 8.6 % d. Total with market value adjustment or at fair value (Total of a through c) 177,127 89 23,728 200,944 72.5 % e. At book value without adjustment (minimal or no charge or adjustment) 47,665 — — 47,665 17.2% 2. Not subject to discretionary withdrawal 28,451 — 71 28,522 10.3% 3. Total (gross: direct + assumed) 253,243 89 23,799 277,131 100.0% 4. Reinsurance ceded 49,928 89 — 50,017 5. Total (net) (line 3 minus 4) $ 203,315 $ — $ 23,799 $ 227,114 6. Amount included in B.1.b. above that will move to B.1.e. for the first time within the year after the statement date $ 10 $ — $ — $ 10 General Account Separate Accounts with Guarantees Separate Accounts Nonguaranteed Total % of Total C. DEPOSIT TYPE CONTRACTS 1. Subject to discretionary withdrawal: a. With market value adjustment $ — $ — $ — $ — 0.0 % b. At book value less current surrender charge of 5% or more — — — — 0.0 % c. At fair value 1,069 — — 1,069 0.1 % d. Total with market value adjustment or at fair value (Total of a through c) 1,069 — — 1,069 0.1 % e. At book value without adjustment (minimal or no charge or adjustment) 58,886 — — 58,886 4.0% 2. Not subject to discretionary withdrawal 1,406,331 — — 1,406,331 95.9% 3. Total (gross: direct + assumed) 1,466,286 — — 1,466,286 100.0% 4. Reinsurance ceded 78,164 — — 78,164 5. Total (net) (line 3 minus 4) $ 1,388,122 $ — $ — $ 1,388,122 6. Amount included in C.1.b. above that will move to C.1.e. for the first time within the year after the statement date $ — $ — $ — $ — LINCOLN BENEFIT LIFE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS DECEMBER 31, 2022 38

D. Amount Life and Accident and Health Annual Statement: 1. Exhibit 5, Annuities Section, Total (net) $ 2,519,738 2. Exhibit 5, Supplementary Contracts With Life Contingencies (net) — 3. Exhibit 7, Deposit-Type contracts, Line 14, Column 1 1,388,122 4. Subtotal 3,907,860 Separate Accounts Annual Statement: 5. Exhibit 3,line 0299999, Column 2 370,511 6. Exhibit 3,line 0399999, Column 2 — 7. Policyholder dividend and coupon accumulations — 8. Policyholder premiums — 9. Guaranteed interest contracts — 10. Other contract deposit funds — 11. Subtotal 370,511 12. Combined Total $ 4,278,371 LINCOLN BENEFIT LIFE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS DECEMBER 31, 2022 39

December 31, 2021 ($'s in thousands) General Account Separate Accounts with Guarantees Separate Accounts Nonguaranteed Total % of Total A. INDIVIDUAL ANNUITIES: 1. Subject to discretionary withdrawal: a. With market value adjustment $ 207,771 $ 35,521 $ — $ 243,292 4.7 % b. At book value less current surrender charge of 5% or more 92,614 — — 92,614 1.8 % c. At fair value 19,910 — 477,984 497,894 9.6 % d. Total with market value adjustment or at fair value (Total of a through c) 320,295 35,521 477,984 833,800 16.1 % e. At book value without adjustment (minimal or no charge or adjustment) 3,978,368 — — 3,978,368 76.8% 2 Not subject to discretionary withdrawal 365,399 — 4,868 370,267 7.1% 3 Total (gross: direct + assumed) 4,664,062 35,521 482,852 5,182,435 100.0% 4 Reinsurance ceded 2,143,065 35,521 — 2,178,586 5 Total (net) (line 3 minus 4) $ 2,520,997 $ — $ 482,852 $ 3,003,849 6 Amount included in A.1.b. above that will move to A.1.e. for the first time within the year after the statement date $ 31,541 $ — $ — $ 31,541 General Account Separate Accounts with Guarantees Separate Accounts Nonguaranteed Total % of Total B. GROUP ANNUITIES: 1. Subject to discretionary withdrawal: a. With market value adjustment $ 194,029 $ 124 $ — $ 194,153 63.1 % b. At book value less current surrender charge of 5% or more 280 — — 280 0.1 % c. At fair value — — 30,755 30,755 10.0 % d. Total with market value adjustment or at fair value (Total of a through c) 194,309 124 30,755 225,188 73.1 % e. At book value without adjustment (minimal or no charge or adjustment) 50,054 — — 50,054 16.3% 2 Not subject to discretionary withdrawal 32,574 — 104 32,678 10.6% 3 Total (gross: direct + assumed) 276,937 124 30,859 307,920 100.0% 4 Reinsurance ceded 54,496 124 — 54,620 5 Total (net) (line 3 minus 4) $ 222,441 $ — $ 30,859 $ 253,300 6 Amount included in B.1.b. above that will move to B.1.e. for the first time within the year after the statement date $ 16,494 $ 124 $ — $ 16,618 General Account Separate Accounts with Guarantees Separate Accounts Nonguaranteed Total % of Total C. DEPOSIT TYPE CONTRACTS 1. Subject to discretionary withdrawal: a. With market value adjustment $ — $ — $ — $ — 0.0 % b. At book value less current surrender charge of 5% or more — — — — 0.0 % c. At fair value 1,470 — — 1,470 0.1 % d. Total with market value adjustment or at fair value (Total of a through c) 1,470 — — 1,470 0.1 % e. At book value without adjustment (minimal or no charge or adjustment) 66,697 — — 66,697 4.5% 2 Not subject to discretionary withdrawal 1,411,523 — — 1,411,523 95.4% 3 Total (gross: direct + assumed) 1,479,690 — — 1,479,690 100.0% 4 Reinsurance ceded 91,539 — — 91,539 5 Total (net) (line 3 minus 4) $ 1,388,151 $ — $ — $ 1,388,151 6 Amount included in C.1.b. above that will move to C.1.e. for the first time within the year after the statement date $ — $ — $ — $ — LINCOLN BENEFIT LIFE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS DECEMBER 31, 2022 40

D. Amount Life and Accident and Health Annual Statement: 1. Exhibit 5, Annuities Section, Total (net) $ 2,743,438 2 Exhibit 5, Supplementary Contracts With Life Contingencies (net) — 3 Exhibit 7, Deposit-Type contracts, Line 14, Column 1 1,388,151 4 Subtotal 4,131,589 Separate Accounts Annual Statement: 5 Exhibit 3,line 0299999, Column 2 513,711 6 Exhibit 3,line 0399999, Column 2 — 7 Policyholder dividend and coupon accumulations — 8 Policyholder premiums — 9 Guaranteed interest contracts — 10 Other contract deposit funds — 11 Subtotal 513,711 12 Combined Total $ 4,645,300 LINCOLN BENEFIT LIFE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS DECEMBER 31, 2022 41

11. SEPARATE ACCOUNTS The Company continues to have variable life policies and variable annuity contracts in-force, however, it stopped issuing new business on these products in 2017 and 2006, respectively. The assets and liabilities of variable life policies and variable annuity contracts are recorded as assets and liabilities of the Separate Accounts and are legally insulated from the General Account, excluding any purchase payments or transfers directed by the contract holder to earn a fixed rate of return which are included in the Company’s General Account assets. The legal insulation of the Separate Accounts assets prevents such assets from being generally available to satisfy claims resulting from the General Account. Separate Accounts which contain variable annuity and variable life business are unit investment trusts registered with the Securities and Exchange Commission (“SEC”). The results of the Separate Accounts related to variable annuity and certain variable life business are reinsured to Everlake, formerly ALIC, pursuant to a modified coinsurance agreement. Other variable life business has been separately reinsured to GILICO pursuant to a modified coinsurance agreement and certain variable life mortality risks have been reinsured to another counterparty pursuant to a Monthly Renewable Term (“MRT”) agreement. The Separate Accounts allow the contract holder to accumulate funds within a variety of portfolios, at rates which depend upon the return achieved from the types of investments chosen. The net investment experience of the Separate Accounts is credited directly to the contract holder and can be favorable or unfavorable. The assets of each portfolio are held separately from the other portfolios and each has distinct investment objectives and policies. Absent any contract provision wherein the Company provides a guarantee, the contract holders of the variable annuity and variable life products bear the investment risk that Separate Accounts’ funds may not meet their stated investment objectives. The assets legally insulated and not legally insulated from the general account as of December 31, 2022 and 2021 were attributed to the following products/transactions: ($'s in thousands) December 31, 2022 December 31, 2021 Product/transaction Legally insulated assets Separate Account Assets (Not legally insulated) Legally insulated assets Separate Account Assets (Not legally insulated) Variable annuity contracts $ 371,086 $ — $ 514,305 $ — Variable life policies 999,266 — 1,301,054 — Total $ 1,370,352 $ — $ 1,815,358 $ — Some of the Separate Account liabilities are guaranteed by the General Account. To compensate the General Account for the risk taken on variable annuity products, the Separate Accounts paid risk charges of $0.9 million, $1.1 million and $1.0 million for the years ended December 31, 2022, 2021 and 2020, respectively. All such guarantees and the related risk charges are reinsured to Everlake, formerly ALIC. The risk charges related to variable life products are not explicit, but rather embedded within the cost of insurance. The amounts paid by the General Account for Separate Account guarantees for the years ended December 31, 2022, 2021 and 2020 were $1.4 million, $1.1 million and $1.6 million, respectively. Certain of these guarantees and the related risk charges are reinsured to Everlake. The Company did not have securities lending transactions within the Separate Accounts at December 31, 2022 or 2021. LINCOLN BENEFIT LIFE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS DECEMBER 31, 2022 42

An analysis of the Separate Account reserves as of December 31, 2022 was as follows: ($'s in thousands) Index Nonindexed Guarantee Less Than/Equal to 4% Nonindexed Guarantee More than 4% Non-Guaranteed Separate Accounts Total 1 Premiums, considerations or deposits for the year ended 12/31/22 $ — $ — $ — $ 58,328 $ 58,328 Reserves at 12/31/22 2 For accounts with assets at: a. Fair value — — — 1,369,594 1,369,594 b. Amortized cost — — — — — c. Total Reserves $ — $ — $ — $ 1,369,594 $ 1,369,594 3 By withdrawal characteristics: a. Subject to discretionary withdrawal $ — $ — $ — $ — $ — b. With market value adjustment — — — — — c. At book value without market value adjustment and with current surrender charge of 5% or more — — — — — d. At fair value — — — 1,365,664 1,365,664 e. At book Value without market value adjustment and with current surrender charge less than 5% — — — — — f. Subtotal — — — 1,365,664 1,365,664 g. Not subject to discretionary withdrawal — — — 3,930 3,930 h. Total Reserves $ — $ — $ — $ 1,369,594 $ 1,369,594 4 Reserves for Asset Default Risk in Lieu of AVR $ — $ — $ — $ — $ — An analysis of the Separate Account reserves as of December 31, 2021 was as follows: ($'s in thousands) Index Nonindexed Guarantee Less Than/Equal to 4% Nonindexed Guarantee More than 4% Non-Guaranteed Separate Accounts Total 1 Premiums, considerations or deposits for the year ended 12/31/21 $ — $ — $ — $ 62,397 $ 62,397 Reserves at 12/31/21 2 For accounts with assets at: a. Fair value — — — 1,811,280 1,811,280 b. Amortized cost — — — — — c. Total Reserves $ — $ — $ — $ 1,811,280 $ 1,811,280 3 By withdrawal characteristics: a. Subject to discretionary withdrawal $ — $ — $ — $ — $ — b. With market value adjustment — — — — — c. At book value without market value adjustment and with current surrender charge of 5% or more — — — — — d. At fair value — — — 1,806,307 1,806,307 e. At book Value without market value adjustment and with current surrender charge less than 5% — — — — — f. Subtotal — — — 1,806,307 1,806,307 g. Not subject to discretionary withdrawal — — — 4,973 4,973 h. Total Reserves $ — $ — $ — $ 1,811,280 $ 1,811,280 4 Reserves for Asset Default Risk in Lieu of AVR $ — $ — $ — $ — $ — LINCOLN BENEFIT LIFE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS DECEMBER 31, 2022 43

The reconciliation of Net Transfers from Separate Accounts (from) to the Statement of Operations of the Separate Account Statement to the Statutory Statement of Operations of the Company for the years ended December 31, 2022, 2021 and 2020 was as follows: ($'s in thousands) 2022 2021 2020 Transfers as reported in the Summary of Operations of the Separate Accounts Statements Transfers to Separate Accounts $ 58,328 $ 62,397 $ 64,370 Transfers from Separate Accounts (75,024) (137,648) (109,598) Net transfers to or (from) Separate Accounts $ (16,696) $ (75,251) $ (45,228) 12. FAIR VALUE OF FINANCIAL INSTRUMENTS Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs. The Company uses observable inputs incorporated into proprietary modeling for select private holdings deemed more representative of the characteristics of these securities. Assets and liabilities recorded on the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows: Level 1 Assets and liabilities whose values are based on unadjusted quoted prices for identical assets or liabilities in an active market that the Company can access. Level 2 Assets and liabilities whose values are based on the following: (a) Quoted prices for similar assets or liabilities in active markets; (b) Quoted prices for identical or similar assets or liabilities in markets that are not active; or (c) Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset or liability. Level 3 Assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Company’s estimates of the assumptions that market participants would use in valuing the assets and liabilities. The availability of observable inputs varies by instrument. In situations where fair value is based on internally developed pricing models or inputs that are unobservable in the market, the determination of fair value requires more judgment. The degree of judgment exercised by the Company in determining fair value is typically greatest for instruments categorized in Level 3. In many instances, valuation inputs used to measure fair value fall into different levels of the fair value hierarchy. The category level in the fair value hierarchy is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company uses prices and inputs that are current as of the measurement date, including during periods of market disruption. In periods of market disruption, the ability to observe prices and inputs may be reduced for many instruments. The Company is responsible for the determination of fair value and the supporting assumptions and methodologies. The Company gains assurance that assets and liabilities are appropriately valued through the execution of various processes and controls designed to ensure the overall reasonableness and consistent application of valuation methodologies, including inputs and assumptions, and compliance with accounting standards. For fair values received from third parties or internally estimated, the Company’s processes and controls are designed to ensure that the valuation methodologies are appropriate and consistently applied, the inputs and assumptions are reasonable and consistent with the objective of determining fair value, and the fair values are accurately recorded. For example, on a continuing basis, the Company assesses the reasonableness of individual fair values that have stale security prices or that exceed certain thresholds as compared to previous fair values received from valuation service providers or brokers or derived from internal models. LINCOLN BENEFIT LIFE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS DECEMBER 31, 2022 44

The Company performs procedures to understand and assess the methodologies, processes and controls of valuation service providers. In addition, the Company may validate the reasonableness of fair values by comparing information obtained from valuation service providers or brokers to other third-party valuation sources for selected securities. The Company performs ongoing price validation procedures such as backtesting of actual sales, which corroborate the various inputs used in internal models to market observable data. When fair value determinations are expected to be more variable, the Company validates them through reviews by members of management who have relevant expertise and who are independent of those charged with executing investment transactions. There were no significant changes made in valuation techniques during 2022 or 2021. The Company may reclassify assets reported at fair value between levels of the SSAP No. 100 fair value hierarchy if appropriate based on changes in the quality of valuation inputs available during a reporting period. The policy governing when these transfers are recognized did not change during 2022 or 2021. The Company transferred $97.0 million into level 3 as of October 1, 2022 as a result of a transition to an internally derived pricing model, which incorporates certain data elements not readily observable in regards to the callability of the investments transferred. There were no transfers between Level 2 and Level 3 for assets measured at fair value during the period ended December 31, 2021. The Company’s assets and liabilities by classification measured at fair value as of December 31, 2022 were as follows: ($'s in thousands) Level 1 Level 2 Level 3 Net Asset Value (NAV) Total Assets at fair value: Options $ 16 $ — $ — $ — $ 16 Separate account assets 1,370,352 — — — 1,370,352 Perpetual preferred stock — 96,462 108,451 — 204,913 Total assets at fair value $ 1,370,368 $ 96,462 $ 108,451 $ — $ 1,575,281 Liabilities at fair value: Derivatives Futures/Options $ 502 $ — $ — $ — $ 502 $ 502 $ — $ — $ — $ 502 Separate account liabilities 1,370,352 — — — 1,370,352 Total liabilities at fair value $ 1,370,854 $ — $ — $ — $ 1,370,854 The Company’s assets and liabilities by classification measured at fair value as of December 31, 2021 were as follows: ($'s in thousands) Level 1 Level 2 Level 3 Net Asset Value (NAV) Total Assets at fair value: Options $ 9,088 $ — $ — $ — $ 9,088 Separate account assets 1,815,358 — — — 1,815,358 Perpetual preferred stock — 249,919 — — 249,919 Total assets at fair value $ 1,824,446 $ 249,919 $ — $ — $ 2,074,365 Liabilities at fair value: Derivatives Futures/Options $ 4,411 $ — $ — $ — $ 4,411 $ 4,411 $ — $ — $ — $ 4,411 Separate account liabilities 1,815,358 — — — 1,815,358 Total liabilities at fair value $ 1,819,769 $ — $ — $ — $ 1,819,769 LINCOLN BENEFIT LIFE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS DECEMBER 31, 2022 45

Fair value measurements in level 3 of the fair value hierarchy were as follows as of December 31, 2022: Description Balance at 01/01/2022 Transfers into Level 3 Transfers out of Level 3 Total gains and losses included in Net Income Total gains and losses included in Surplus Purchases Settlements/ Sales/ Distributions Balance at 12/31/2022 Financial Instruments Preferred Stock — 97,046 — — 11,405 — — 108,451 Total Assets $ — $ 97,046 $ — $ — $ 11,405 $ — $ — $ 108,451 The carrying amounts and estimated fair values of the Company’s financial instruments as of December 31, 2022 were as follows: ($'s in thousands) Aggregate Fair Value Admitted Assets Level 1 Level 2 Level 3 Net Asset Value (NAV) Not Practicable (Carrying Value) Assets at fair value: Bonds $ 6,843,366 $ 8,340,362 $ 75,341 $ 6,768,025 $ — $ — $ — Preferred stock 237,085 238,139 — 128,634 108,451 — — Common stock 60,496 61,749 — — — 24,820 35,676 Mortgage loans 649,070 710,991 — — 649,070 — — Other invested assets 313,437 335,902 — 161,368 28,411 123,658 — Policy loans 31,920 31,920 — — 31,920 — — Derivative assets (486) (486) (486) — — — — Cash and short-term investments 575,999 575,999 383,572 192,427 — — — Separate account assets 1,370,352 1,370,352 1,370,352 — — — — Liabilities at fair value: Deposit type contracts $ 1,345,308 $ 1,388,122 $ — $ — $ 1,345,308 $ — $ — Separate account liabilities 1,370,352 1,370,352 1,370,352 — — — — The carrying amounts and estimated fair values of the Company’s financial instruments as of December 31, 2021 was as follows: ($'s in thousands) Aggregate Fair Value Admitted Assets Level 1 Level 2 Level 3 Net Asset Value (NAV) Not Practicable (Carrying Value) Assets at fair value: Bonds $ 8,490,982 $ 8,068,303 $ 103,923 $ 8,387,059 $ — $ — $ — Preferred stock 307,968 305,949 — 290,468 17,500 — — Common stock 60,918 60,918 — — — 24,820 36,098 Mortgage loans 848,769 840,699 — — 848,769 — — Other invested assets 287,030 277,398 — 182,906 62,848 41,276 — Policy loans 34,539 34,539 — — 34,539 — — Derivative assets 4,677 4,677 4,677 — — — — Cash and short-term investments 372,906 372,907 305,391 67,515 — — — Separate account assets 1,815,358 1,815,358 1,815,358 — — — — Liabilities at fair value: Deposit type contracts $ 1,388,580 $ 1,388,151 $ — $ — $ 1,388,580 $ — $ — Separate account liabilities 1,815,358 1,815,358 1,815,358 — — — — LINCOLN BENEFIT LIFE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS DECEMBER 31, 2022 46

The methods and assumptions that the Company uses in determining the estimated fair value of its financial instruments are summarized below: Cash, cash equivalents and short-term investments – The Company believes that due to the short-term nature of certain assets, the carrying value approximates fair value. Cash, cash equivalents and short-term investments include money market instruments, highly liquid debt instruments and certain other investments. Certain money market instruments are valued using unadjusted quoted prices in active markets that are accessible for identical assets and are primarily classified as Level 1. Bonds and preferred stock – The fair values of the Company’s public fixed maturity securities are generally based on prices obtained from independent pricing services. Prices for each security are generally sourced from multiple pricing vendors, and a vendor hierarchy is maintained by asset type based on historical pricing experience and vendor expertise. The Company ultimately uses the price from the pricing service highest in the vendor hierarchy based on the respective asset type. The pricing hierarchy is updated for new financial products and recent pricing experience with various vendors. Consistent with the fair value hierarchy described above, securities with validated quotes from pricing services are generally reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. Typical inputs used by these pricing services include but are not limited to reported trades, benchmark yields, issuer spreads, bids, offers, and/or estimated cash flow, market activity or other inputs observable in the market. The Company may challenge the price through a formal process with the pricing service or classify the securities as Level 3. If the pricing service updates the price to be more consistent with the presented market observations, the security remains within Level 2. Indicative broker quotes are also used to determine fair value in circumstances where vendor pricing is not available, or where the Company ultimately concludes that pricing information received from independent pricing services is not reflective of market activity. If the Company concludes the values from both pricing services and brokers are not reflective of market activity, pricing overrides may be used. Internally developed valuations are generally included in Level 3 in the fair value hierarchy. The fair value of private fixed maturities and redeemable preferred stock, which are comprised of investments in private placement securities are primarily determined using discounted cash flow models. These models primarily use observable inputs that include Treasury or similar base rates plus estimated credit spreads to value each security. The credit spreads are obtained through a survey of private market intermediaries who are active in both primary and secondary transactions, and consider, among other factors, the credit quality and industry sector of the issuer and the reduced liquidity associated with private placements. Since most private placements are valued using standard market observable inputs and inputs derived from, or corroborated by, market observable data including observed prices and spreads for similar publicly traded or privately traded issues, they have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model may incorporate significant unobservable inputs, which reflect the Company’s own assumptions about the inputs that market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the price of a security, a Level 3 classification is made. Common stocks – The Company’s investment in FHLB stock is not practicable to measure fair value due to the redemption provisions. It is reported in accordance with SSAP No. 30R and represents the price at which the FHLB will repurchase the stock. Reference “Other invested assets” below for discussion surrounding NAV. Mortgage loans – The fair value of most commercial mortgage loans is based upon the present value of the expected future cash flows discounted at the appropriate U.S. Treasury rate plus an appropriate credit spread for similar quality loans. Derivatives - The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives. Other invested assets – The Company’s other invested assets consist of investments in surplus notes as well as limited partnerships and collateral loans. Investments in surplus notes are 144A institutionally traded private placements. Pricing is readily available from multiple pricing sources and therefore these are reflected in Level 2. Collateral loans are shown as Level 3 based on discounted cash flows and value of underlying collateral which may utilize unobservable inputs. Limited partnerships are reported at NAV, where available, or Level 3 based on their reliance on unobservable inputs. LINCOLN BENEFIT LIFE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS DECEMBER 31, 2022 47

Certain investments are measured at fair value using the NAV per share (or its equivalent) practical expedient and have not been classified in the fair value hierarchy. Invested assets using NAV as a practical expedient consist of certain limited partnership and collateral loan interests in real estate, common stock, hedge, insurance and other funds. All of these investments have individually varying investment strategies which also have a variety of redemption terms and conditions including certain fund interests that are restricted until maturity. The Company believes that using NAV as a practical expedient for these investments is a fair and close approximation of the investment’s liquidation value. Contract loans - The fair value of contract loans is determined by estimating future policy loan cash flows and discounting the cash flows at the current loan coupon rate. As a result, the carrying value of the contract loans approximates the fair value. Separate Accounts – Separate account assets and liabilities consist principally of investments in mutual fund shares. The fair values are based on quoted market prices in active markets for identical assets and are classified within Level 1 in the fair value hierarchy. Deposit Liabilities – Only the portion of deposit liabilities with defined or contractual maturities are reflected in the table above. The fair value is based upon the present value of the expected future cash flows. 13. FEDERAL INCOME TAXES The Company and Lancaster Re file a consolidated life insurance federal income tax return. The method of allocation among the companies is subject to a written agreement approved by the NE DOI and the Board of Directors (the “Tax Allocation Agreement”). The Company and Lancaster Re determine their respective income tax expense or benefit and related liability or recoverable as if they each filed separate company tax returns. Neither the Company nor Lancaster Re is required to make any payments with respect to utilization of any losses or other tax attributes that reduce the overall consolidated tax liability until such time the member with such losses or tax attributes could have otherwise used its losses or tax attributes on a separate company basis. In this regard, any benefit of filing a consolidated tax return as compared to the sum of the tax liabilities computed on a separate entity basis shall reside at the Company until such time as payment is required under the Tax Allocation Agreement. The Company is also responsible for preparing the group's tax returns and controlling tax audits. Intercompany tax balances are settled on a quarterly basis and a final true up is made after the filing of the federal income tax return, as prescribed by the terms of the Tax Allocation Agreement. The Company does not believe it has any uncertain tax positions for its federal income tax return that would be material to its financial condition, results of income, or cash flows. Therefore, the Company did not record a liability for unrecognized tax contingencies/benefits at December 31, 2022 or 2021. As of December 31, 2022, there were no uncertain tax positions for which management believes it is reasonably possible that the total amounts of tax contingencies will significantly increase within 12 months of the reporting date. No amounts have been accrued for interest or penalties. The application of SSAP No. 101 requires a company to evaluate the recoverability of DTAs and to establish a valuation allowance if necessary to reduce the DTAs to an amount which is more likely than not to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance, the Company considers many factors including: (1) the nature of the DTAs and DTLs; (2) whether they are ordinary or capital; (3) the timing of their reversal; (4) taxable income in prior carryback years as well as projected taxable earnings exclusive of reversing temporary differences and carryforwards; (5) the length of time carryovers can be utilized; (6) unique tax rules that would impact the utilization of the DTAs and (7) any tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused. LINCOLN BENEFIT LIFE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS DECEMBER 31, 2022 48

The components of the Company’s net DTAs and DTLs as of December 31, 2022 and 2021 were as follows: ($'s in thousands) 12/31/2022 12/31/2021 Change (1) (2) (3) (4) (5) (6) (7) (8) (9) Ordinary Capital (Col. 1 + 2) Total Ordinary Capital (Col. 4 + 5) Total (Col. 1 - 4) Ordinary (Col. 2-5) Capital (Col. 7 + 8) Total a. Gross Deferred Tax Assets $ 115,286 $ 4,570 $ 119,856 $ 104,606 $ 486 $ 105,092 $ 10,680 $ 4,084 $ 14,764 b. Statutory Valuation Allowance Adjustment — — — — — — — — — c. Adjusted Gross Deferred Tax Assets (a - b) 115,286 4,570 119,856 104,606 486 105,092 10,680 4,084 14,764 d. Deferred Tax Assets Nonadmitted 80,645 4,570 85,215 67,099 — 67,099 13,546 4,570 18,116 e. Subtotal Net Admitted Deferred Tax Asset (c - d) 34,641 — 34,641 37,507 486 37,993 (2,866) (486) (3,352) f. Deferred Tax Liabilities (1,741) — (1,741) (4,012) (486) (4,498) 2,271 486 2,757 g. Net Admitted Deferred Tax Asset/(Net Deferred Tax Liability) (e - f) $ 32,900 $ — $ 32,900 $ 33,495 $ — $ 33,495 $ (595) $ — $ (595) The component amounts of the Company's net admitted DTAs by tax character as of December 31, 2022 and 2021 were as follows: ($'s in thousands) December 31, 2022 December 31, 2021 Change (1) (2) (3) (4) (5) (6) (7) (8) (9) Ordinary Capital (Col. 1 + 2) Total Ordinary Capital (Col. 4 + 5) Total (Col. 1 - 4) Ordinary (Col. 2-5) Capital (Col. 7 + 8) Total Admission Calculation Components SSAP No. 101 a. Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks $ — $ — $ — $ — $ — $ — $ — $ — $ — b. Adjusted Gross Tax Assets Expected to Be Realized (Excluding the Amount of Deferred Tax Assets from a) above) After Application of the Threshold Limitation. (The Lesser of (b)1 and (b)2 Below) 32,900 — 32,900 33,495 — 33,495 (595) — (595) 1. Adjusted Gross Deferred Tax Assets Expected To Be Realized Following the Balance Sheet Date 32,900 — 32,900 33,495 — 33,495 (595) — (595) 2. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold xxx xxx 54,409 xxx xxx 69,277 xxx xxx (14,868) c. Adjusted Gross Deferred Tax Assets (Excluding the Amount of Deferred Tax Assets from a) and b) above) Offset by Gross Deferred Tax Liabilities 1,741 — 1,741 4,012 486 4,498 (2,271) (486) (2,757) d Total Admitted under 11a) through 11c) $ 34,641 $ — $ 34,641 $ 37,507 $ 486 $ 37,993 $ (2,866) $ (486) $ (3,352) The recovery period and threshold limitation information as of December 31, 2022 and December 31, 2021 were as follows: ($'s in thousands) 2022 2021 Ratio Percentage Used to Determine Recovery Period and Threshold Amount Limitation 715.7% 759.1 % Amount of Adjusted Capital and Surplus Used to Determine Recovery Period and Threshold Limitation in (b)2 above. $444,103 $489,639 The impact of tax planning strategies, as used in the Company's SSAP No. 101 calculation, on adjusted gross and net admitted DTAs as of December 31, 2022 and 2021 were as follows: ($'s in thousands) December 31, 2022 December 31, 2021 Change (1) (2) (3) (4) (5) (6) Ordinary Capital Ordinary Capital (Col. 1 - 3) Ordinary (Col. 2-4) Capital Impact of Tax Planning Strategies Determination of adjusted gross deferred tax assets and net admitted deferred tax assets, by tax character as a percentage 1. Adjusted Gross DTAs Amount $115,286 $4,570 $104,606 $486 $10,680 $4,084 2. Percentage of Adjusted Gross DTAs by Tax Character Attributable to the Impact of Tax Planning Strategies 0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 3. Net admitted Adjusted Gross DTAs amount $34,641 $543 $37,507 $486 $(2,866) $57 4. Percentage of Net Admitted Adjusted Gross DTAs by Tax Character Admitted Because of the Impact of Tax Planning Strategies 0.00% 0.00% 0.00% 0.00% 0.00% 0.00 % LINCOLN BENEFIT LIFE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS DECEMBER 31, 2022 49

The Company did not utilize tax planning strategies related to reinsurance. The Company has an investment in Lancaster Re for which it has not recorded deferred taxes at this time. The amount of any deferred tax balance attributable to this investment has not yet been quantified. Aside from the Company’s investment in Lancaster Re, the Company has no temporary differences for which deferred taxes have not been established as of December 31, 2022 or 2021. The Company's significant components of income taxes incurred for the years ended December 31, 2022, 2021 and 2020 were as follows: ($'s in thousands) 2022 2021 2020 Current Income Tax $ (12,868) $ (15,223) $ (24,822) Federal income tax on net capital gains (losses) (6,217) 20,979 58,264 Federal and foreign income taxes incurred (benefit) $ (19,085) $ 5,756 $ 33,442 LINCOLN BENEFIT LIFE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS DECEMBER 31, 2022 50

The Company's significant components of the Company’s DTAs and DTLs as of December 31, 2022 and 2021 were as follows: ($'s in thousands) December 31, 2022 December 31, 2021 Change Deferred Tax Assets: Ordinary: Policyholder reserves $ 7,290 $ 6,551 $ 739 Investments — — — Deferred acquisition costs 105,923 96,209 9,714 Receivables -- nonadmitted 1,676 1,721 (45) Other (including items<5% of total ordinary tax assets) 397 125 272 Subtotal 115,286 104,606 10,680 Statutory valuation allowance adjustment — — — Nonadmitted 80,645 67,099 13,546 Admitted ordinary deferred tax assets 34,641 37,507 (2,866) Capital: Investments 4,570 486 4,084 Other (unrealized gains) — — — Subtotal 4,570 486 4,084 Statutory valuation allowance adjustment — — — Nonadmitted 4,570 — 4,570 Admitted capital deferred tax assets — 486 (486) Admitted deferred tax assets 34,641 37,993 (3,352) Deferred Tax Liabilities Ordinary Investments (187) (2,590) 2,403 Deferred and uncollected premium (1,481) (1,847) 366 Other (73) (61) (12) Subtotal (1,741) (4,498) 2,757 Capital Investments — — — Other (unrealized gains) — — — Subtotal — — — Deferred tax liabilities (1,741) (4,498) 2,757 Net deferred tax assets (liabilities) $ 32,900 $ 33,495 $ (595) The change in net deferred income taxes was comprised of the following: ($'s in thousands) December 31, 2022 December 31, 2021 Change Total deferred tax assets $ 119,856 $ 105,092 $ 14,764 Total deferred tax liabilities (1,741) (4,498) 2,757 Net deferred tax asset (liability) $ 118,115 $ 100,594 17,521 Tax effect of unrealized gains (losses) — Change in net deferred income tax $ 17,521 Tax effect of non-admitted assets 324 Change in net deferred income tax per rate reconciliation $ 17,845 The provision for federal income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate of 21% to income before income taxes for 2022, 2021 and 2020. The significant items causing this difference for LINCOLN BENEFIT LIFE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS DECEMBER 31, 2022 51

the years ended December 31, 2022, 2021 and 2020 were as follows: ($'s in thousands) December 31, 2022 December 31, 2021 December 31, 2020 Amount Effective Tax Rate Amount Effective Tax Rate Amount Effective Tax Rate Provision computed at statutory rate $ 4,922 21.00% $ 14,289 21.00% $ 16,519 21.00 % IMR amortization (2,854) -12.18% (8,194) -12.04% (28,035) -35.64 % Transfer of IMR (3,716) -15.85% 20,743 30.49% 46,323 58.89 % Amortization of initial ceding commission (4,915) -20.97% (4,227) -6.21% 10,220 12.99 % Adjustment for tax allocation agreement (17,347) -74.01% (18,883) -27.75% (14,687) -18.67 % CARES Act (2018 & 2019 NOL Carryback) — 0.00% — 0.00% (21,537) -27.38 % Statutory unrealized losses (9,838) -24.79% — 0.00% — 0.00 % Provision to return (1,747) -7.45% (10,491) -15.42% (284) -0.36 % Other (1,435) -6.12% (391) -0.58% (729) -0.93 % Total income taxes $ (36,930) -140.37% $ (7,155) -10.51% $ 7,790 9.90 % Current income taxes incurred (19,085) 5,756 33,442 Change in net deferred income taxes (17,845) (12,911) (25,652) Total statutory income taxes $ (36,930) $ (7,155) $ 7,790 For both years ended December 31, 2022 and 2021, the Company had no tax credit carryforwards and no net operating loss or capital loss carryforwards. The Company had approximately $57.5 million of income taxes paid in prior years available for recoupment in the event of future net capital losses at December 31, 2022. The Company did not have deposits admitted under Section 6603 of the Internal Revenue Code as of December 31, 2022. There was no alternative minimum tax credit as of December 31, 2022 or 2021. Additionally, the Company does not meet the threshold for being subjected to the Corporate Alternative Minimum Tax as enacted by the Inflation Reduction Act. 14. CAPITAL AND SURPLUS AND DIVIDEND RESTRICTIONS The Company had 30,000 common shares authorized and 25,000 shares issued and outstanding at December 31, 2022 and 2021. All shares had a par value of $100 per share. The Company’s ability to pay dividends is subject to certain statutory restrictions. The State of Nebraska has enacted laws governing the payment of dividends to stockholders by domestic insurers. Pursuant to state statues, the maximum amount of dividends and other distributions that a domestic insurer may pay in any twelve-month period without the prior approval of the Nebraska Director of Insurance (the "NE DOI Director") is limited to the greater of: (i) 10% of its statutory surplus as of the preceding December 31; or (ii) the Company’s statutory net gain from operations for the preceding calendar year. See Note 2 for more information related to the payment of dividends. The Company paid the following dividends to its former parent during 2022: Date Amount Type of Dividend December 30, 2022 43,000,000 Ordinary The Company paid no ordinary or extraordinary dividends in 2021 or 2020. LINCOLN BENEFIT LIFE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS DECEMBER 31, 2022 52

In 2022, the Company had the following surplus notes or similar obligations outstanding: Issue Date Original Issue Amount Holder is Related Party Carrying Amount at December 31, 2021 Carrying Amount at December 31, 2022 Maturity Date Current Year Interest Life to Date Interest December 31, 2022 $60,000 YES $— $60,000 December 31, 2052 $— $— $60,000 $— $60,000 $— $— The surplus note was received in cash and carries an annual interest rate of 7.75%. Surplus notes are subordinate in right to payment to policyholders, claimant and beneficiary claims, all prior claims of the Company as defined in the surplus notes, but senior to the claims of shareholders. No principal or interest payments on the surplus note have been made since issuance. Payments of principal and interest for the surplus note must be approved in advance by the Nebraska department of insurance and subject to the Company's surplus exceeding minimum capital thresholds. 15. RISK-BASED CAPITAL Life and health insurance companies are subject to certain Risk-based Capital (“RBC”) requirements as specified by the NAIC. The RBC requirements provide a method for measuring the minimum acceptable amount of adjusted capital that a life insurer should have, as determined under statutory accounting principles, taking into account the risk characteristics of its investments and products. The Company has exceeded the minimum RBC requirements at December 31, 2022. 16. COMMITMENTS AND CONTINGENT LIABILITIES Regulation and Compliance The Company is subject to changing social, economic and regulatory conditions. From time to time, regulatory authorities or legislative bodies seek to impose additional regulations regarding agent and broker compensation, regulate the nature of and amount of investments, and otherwise expand overall regulation of insurance products and the insurance industry. The Company has established procedures and policies to facilitate compliance with laws and regulations, to foster prudent business operations, and to support financial reporting. The Company routinely reviews its practices to validate compliance with laws and regulations and with internal procedures and policies. As a result of these reviews, from time to time the Company may decide to modify some of its procedures and policies. Such modifications, and the reviews that led to them, may be accompanied by payments being made and costs being incurred. The ultimate changes and eventual effects of these actions on the Company’s business, if any, are uncertain. The Company is currently being examined by certain states for compliance with unclaimed property laws, premium tax filings and market conduct. It is possible that these examinations may result in additional payments to states and to changes in the Company’s practices and procedures, which could impact benefit payments, operating expenses and reserves, among other consequences; however, it is not likely to have a material effect on the financial statements of the Company. The Company is assessed amounts by the state guaranty funds to cover losses to policyholders of insolvent or rehabilitated insurance companies. Those mandatory assessments may be partially recovered through a reduction in future premium taxes in certain states. As of December 31, 2022 and December 31, 2021, the Company accrued $4.2 million and $4.6 million, respectively, for guaranty fund assessments. As of December 31, 2022 and December 31, 2021, the Company had accrued $3.8 million and $4.2 million, respectively, for the related premium tax offset expected to be received. The period over which these assessments are expected to be paid varies. Premium tax offsets are realized on a straight-line basis over the period allowed by each individual state once the guaranty fund assessment has been paid. The Company did not recognize an impairment loss on the premium tax offsets in 2022, 2021 or 2020. The liabilities or assets related to guaranty fund assessments arising from insolvencies of entities that wrote long-term care contracts were not material as of December 31, 2022 and 2021. LINCOLN BENEFIT LIFE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS DECEMBER 31, 2022 53

Liabilities and assets, discounted and undiscounted, related to guaranty fund assessments arising from insolvencies of entities that wrote long-term care contracts were as follows as of December 31, 2022 ($’s in thousands): Guaranty fund assessment Related assets Name of Insolvency Undiscounted Discounted Undiscounted Discounted American Network Insurance Company $ 19 $ 12 $ 18 $ 11 Penn Treaty Network America Insurance Company $ 172 $ 104 $ 27 $ 10 The discount rate applied as of December 31, 2022 was 4.25%. The number of jurisdictions, ranges of years used to discount and weighted average number of years of the discounting time period for payables and recoverables by insolvency in 2022 were as follows: Payables Recoverables Name of Insolvency Number of jurisdictions Range of years Weighted average number of years Number of jurisdictions Range of years Weighted average number of years American Network Insurance Company 25 11-56 47 22 11-56 47 Penn Treaty Network America Insurance Company 6 39-52 50 4 39-52 47 Liabilities and assets, discounted and undiscounted, related to guaranty fund assessments arising from insolvencies of entities that wrote long-term care contracts were as follows as of December 31, 2021 ($’s in thousands): Guaranty fund assessment Related assets Name of Insolvency Undiscounted Discounted Undiscounted Discounted American Network Insurance Company $ 19 $ 12 $ 18 $ 11 Penn Treaty Network America Insurance Company $ 176 $ 108 $ 30 $ 14 The discount rate applied as of December 31, 2021 was 4.25%. The number of jurisdictions, ranges of years used to discount and weighted average number of years of the discounting time period for payables and recoverables by insolvency in 2021 were as follows: Payables Recoverables Name of Insolvency Number of jurisdictions Range of years Weighted average number of years Number of jurisdictions Range of years Weighted average number of years American Network Insurance Company 25 12-57 48 22 12-57 48 Penn Treaty Network America Insurance Company 6 40-53 51 4 40-53 48 Retained Assets Effective April 1, 2014, the Company ceased offering Allstate Advantage Accounts (“Allstate Advantage”). Those retained asset accounts previously offered through the Allstate Advantage Account remain reinsured to Everlake, formerly ALIC. The Allstate Advantage accounts were offered to beneficiaries of certain life policies when the death benefit proceeds payable were $50,000 or greater, and for certain annuity contracts for proceeds of $10,000 or greater. The retained asset accounts are reported on a direct basis and fully reinsured. The Allstate Advantage accounts enabled beneficiaries to deposit benefit proceeds into an interest bearing checking account in the beneficiaries’ name at the Northern Trust Company. The beneficiaries may draw upon these funds at their discretion, including an immediate withdrawal of the funds in full. During 2022 and 2021, the Allstate Advantage accounts earned interest at an average interest rate of 0.25%. These accounts are not FDIC insured. LINCOLN BENEFIT LIFE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS DECEMBER 31, 2022 54

The Company also offers to beneficiaries of certain life policies the option to deposit proceeds into a deposit fund, which continues to credit interest in accordance with the terms of the original contract. The interest rate credited to these deposit funds ranged from 2.0% to 4.0% in 2022 and 2021, respectively. The Company had the following amount and number of assets retained in deposit funds as of December 31, 2022 and 2021: ($'s in thousands) December 31, 2022 December 31, 2021 Number Balance Number Balance a. Up to and including 12 months 3 $ 656 5 $ 1,190 b. 13 to 24 months 3 575 5 158 c. 25 to 36 months 5 166 8 4,643 d. 37 to 48 months 8 4,633 7 694 e. 49 to 60 months 6 601 10 320 f. Over 60 months 9 316 — — g. Total 34 $ 6,947 35 $ 7,005 The activity in the Company’s assets retained in deposit funds for the years ended December 31, 2022, 2021 and 2020 was as follows: 2022 2021 2020 ($'s in thousands) Individual Individual Individual Number Balance Number Balance Number Balance Number/balance of retained asset accounts, beginning of year 35 $ 7,005 30 $ 6,868 29 $ 7,484 Number/amount of retained asset accounts issued/added during the year 5 1,008 6 1,365 4 176 Investment earnings credited to retained asset accounts during the year N/A 247 N/A 270 N/A 242 Fees and other charges assessed to retained asset accounts during the year N/A — N/A — N/A — Number/amount of retained asset accounts transferred to state unclaimed property funds during the year — — — — — — Number/amount of retained asset accounts closed/withdrawn during the year (6) (1,313) (1) (1,498) (3) (1,034) Number/balance of retained asset accounts, end of year 34 $ 6,947 35 $ 7,005 30 $ 6,868 Leases The Company leases office space under a non-cancellable operating lease agreement. The Company paid $0.2 million pursuant to this operating lease during each of the years ended December 31, 2022 and 2021. The minimum aggregate rental commitments as of December 31, 2022 and 2021 were immaterial. Unfunded commitments The Company has commitments to provide additional capital contributions of $40.8 million and $53.2 million to joint ventures, partnerships and limited liability companies at December 31, 2022 and December 31, 2021, respectively. Refer to Footnote 4 for commitments to provide additional capital contributions related to mortgage loans. Litigation and Other Matters The Company is involved from time to time in judicial, regulatory and arbitration proceedings concerning matters arising in connection with the conduct of its business. Management believes, based on currently available information, that the results of such proceedings, in the aggregate, will not have a material adverse effect on the Company’s financial condition. Given the inherent difficulty of predicting the outcome of the Company’s litigation and regulatory matters, particularly in cases or LINCOLN BENEFIT LIFE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS DECEMBER 31, 2022 55

proceedings in which substantial or indeterminate damages or fines are sought, the Company cannot estimate losses or ranges of losses for cases or proceedings where there is only a reasonable possibility that a loss may be incurred. However, the Company believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse effect on the financial position or results of operations. In the normal course of its business, the Company has entered into agreements that include indemnities in favor of third parties, such as contracts with advisors and consultants, outsourcing agreements, information technology agreements, and service agreements. The Company has also agreed to indemnify its directors, officers and employees in accordance with the Company’s by-laws. The Company believes any potential liability under these agreements is neither probable nor estimable. Therefore, the Company has not recorded any associated liability. Pledged or Restricted Assets The following were restricted assets (including pledged assets) as of December 31, 2022 ($’s in thousands): Restricted Asset Category Gross (Admitted & Nonadmitted) Restricted Current Year Current Year 6 Total From Prior Year 7 Increase / (Decrease) (5 minus 6) 8 Total Nonadmitted Restricted 9 Total Admitted Restricted (5 minus 8) Percentage 1 2 3 4 5 10 11 Total General Account (G/A) G/A Supporting S/A Activity (a) Total Separate Account (S/A) Restricted Assets S/A Assets Supporting G/A Activity (b) Total (1 plus 3) Gross (Admitted & Nonadmitted) Restricted to Total Assets (c) Admitted Restricted to Total Admitted Assets (d) a. Subject to contractual obligation for which liability is not shown $ — $ — $ — $ — $ — $ — $ — $ — $ — 0.0% 0.0 % b. Collateral held under security lending agreements — — — — — — — — — 0.0% 0.0 % c. Subject to repurchase agreements 1,236,816 — — — 1,236,816 237,509 999,307 — 1,236,816 10.1% 10.3 % d. Subject to reverse repurchase agreement — — — — — — — — — 0.0% 0.0 % e. Subject to dollar repurchase agreements — — — — — — — — — 0.0% 0.0 % f. Subject to dollar reverse repurchase agreements — — — — — — — — — 0.0% 0.0 % g. Placed under option contracts — — — — — — — — — 0.0% 0.0 % h. Letter stock or securities restricted as to sale -- excluding FHLB capital stock — — — — — — — — — 0.0% 0.0 % i. FHLB capital stock 35,676 — — — 35,676 36,098 (422) — 35,676 0.3% 0.3 % j. On deposit with states 7,736 — — — 7,736 7,738 (2) — 7,736 0.1% 0.1 % k. On deposit with other regulatory bodies 591 — — — 591 591 — — 591 0.0% 0.0 % l. Pledged as collateral to FHLB (including assets backing funding agreements) 1,850,093 — — — 1,850,093 1,460,158 389,935 — 1,850,093 15.1% 15.4 % m. Pledged as collateral not captured in other categories 563 — — — 563 66 497 — 563 0.0% 0.0 % n. Other restricted assets — — — — — — — — — 0.0% 0.0 % o. Total Restricted Assets $ 3,131,475 $ — $ — $ — $ 3,131,475 $ 1,742,160 $ 1,389,315 $ — $ 3,131,475 25.6% 26.1% (a) subset of column 1 (c) Column 5 divided by Asset Page, Column 1, Line 28 (b) subset of column 3 (d) Column 9 divided by Asset Page, Column 3, Line 28 LINCOLN BENEFIT LIFE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS DECEMBER 31, 2022 56

The following were assets pledged as collateral in other categories (contracts that share similar characteristics, such as reinsurance and derivatives, were reported in the aggregate) as of December 31, 2022 ($’s in thousands): Description of Assets Gross (Admitted and Nonadmitted) Restricted 8 Percentage Current Year 6 7 1 2 3 4 5 Total From Prior Year Increase/ (Decrease) (5 minus 6) Total Current Year Admitted Restricted 9 10 Total General Account (G/A) G/A Supporting S/A Activity (a) Total Separate Account (S/ A) Restricted Assets S/A Assets Supporting G/A Activity (b) Total (1 plus 3) Gross (Admitted and Nonadmitted) Restricted to Total Assets Admitted Restricted to Total Admitted Assets Derivatives collateral $ 563 $ — $ — $ — $ 563 $ 66 $ 497 $ 563 0.0% 0.0 % Total $ 563 $ — $ — $ — $ 563 $ 66 $ 497 $ 563 0.0% 0.0% (a) subset of column 1 (b) subset of column 3 The following were restricted assets (including pledged assets) as of December 31, 2021 ($’s in thousands): Restricted Asset Category Gross (Admitted & Nonadmitted) Restricted Current Year Current Year 6 Total From Prior Year 7 Increase / (Decrease) (5 minus 6) 8 Total Nonadmitted Restricted 9 Total Admitted Restricted (5 minus 8) Percentage 1 2 3 4 5 10 11 Total General Account (G/A) G/A Supporting S/A Activity (a) Total Separate Account (S/A) Restricted Assets S/A Assets Supporting G/A Activity (b) Total (1 plus 3) Gross (Admitted & Nonadmitted) Restricted to Total Assets (c) Admitted Restricted to Total Admitted Assets (d) a. Subject to contractual obligation for which liability is not shown $ — $ — $ — $ — $ — $ — $ — $ — $ — 0.0% 0.0 % b. Collateral held under security lending agreements — — — — — — — — — 0.0% 0.0 % c. Subject to repurchase agreements 237,509 — — — 237,509 — 237,509 — 237,509 1.9% 2.0 % d. Subject to reverse repurchase agreement — — — — — — — — — 0.0% 0.0 % e. Subject to dollar repurchase agreements — — — — — — — — — 0.0% 0.0 % f. Subject to dollar reverse repurchase agreements — — — — — — — — — 0.0% 0.0 % g. Placed under option contracts — — — — — — — — — 0.0% 0.0 % h. Letter stock or securities restricted as to sale -- excluding FHLB capital stock — — — — — — — — — 0.0% 0.0 % i. FHLB capital stock 36,098 — — — 36,098 35,988 110 — 36,098 0.3% 0.3 % j. On deposit with states 7,738 — — — 7,738 7,740 (2) — 7,738 0.1% 0.1 % k. On deposit with other regulatory bodies 591 — — — 591 591 — — 591 0.0% 0.0 % l. Pledged as collateral to FHLB (including assets backing funding agreements) 1,460,158 — — — 1,460,158 1,429,652 30,506 — 1,460,158 11.9% 12.1 % m. Pledged as collateral not captured in other categories 66 — — — 66 — 66 — 66 0.0% 0.0 % n. Other restricted assets — — — — — — — — — 0.0% 0.0 % o. Total Restricted Assets $ 1,742,160 $ — $ — $ — $ 1,742,160 $ 1,473,971 $ 268,189 $ — $ 1,742,160 14.2% 14.5% (a) subset of column 1 (c) Column 5 divided by Asset Page, Column 1, Line 28 (b) subset of column 3 (d) Column 9 divided by Asset Page, Column 3, Line 28 LINCOLN BENEFIT LIFE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS DECEMBER 31, 2022 57

The following were assets pledged as collateral in other categories (contracts that share similar characteristics, such as reinsurance and derivatives, were reported in the aggregate) as of December 31, 2021 ($’s in thousands): Description of Assets Gross (Admitted and Nonadmitted) Restricted 8 Percentage Current Year 6 7 1 2 3 4 5 Total From Prior Year Increase/ (Decrease) (5 minus 6) Total Current Year Admitted Restricted 9 10 Total General Account (G/A) G/A Supporting S/A Activity (a) Total Separate Account (S/ A) Restricted Assets S/A Assets Supporting G/A Activity (b) Total (1 plus 3) Gross (Admitted and Nonadmitted) Restricted to Total Assets Admitted Restricted to Total Admitted Assets Derivatives collateral $ 66 $ — $ — $ — $ 66 $ — $ 66 $ 66 0.0% 0.0 % Total $ 66 $ — $ — $ — $ 66 $ — $ 66 $ 66 0.0% 0.0% (a) subset of column 1 (b) subset of column 3 17. DIRECT PREMIUM WRITTEN/PRODUCED BY MANAGING GENERAL AGENTS/THIRD PARTY ADMINISTRATORS The aggregate amount of direct premiums written/produced by managing general agents (“MGA”)/third party administrators (“TPA”) was $755.0 million, $796.0 million and $828.5 million for the years ended December 31, 2022, 2021 and 2020, which exceeded 5% of the Company’s surplus for each year. All direct premiums written/produced by MGA/TPA were ceded to Everlake, formerly ALIC, or other external reinsurers. Information for each MGA/TPA was as follows: ($'s in thousands) 2022 2021 2020 Name of MGA/TPA FEIN Number Exclusive Contract Types of Business Written Types of Authority Granted Total Direct Premiums Written/ Produced Total Direct Premiums Written/ Produced Total Direct Premiums Written/ Produced Everlake Life Insurance Company 36-2554642 No Individual life, group life, U, C, CA, P, R $ 698,600 $ 739,464 $ 771,907 3075 Sanders Road variable life, variable annuities, Northbrook, IL 60062 group annuities LifeCare Assurance Company 86-0388413 No Long-term care, U, C, CA, P, R 56,384 56,494 56,598 6400 Canoga Avenue, Suite 100 home health care Woodland Hills, CA 91365 $ 754,984 $ 795,958 $ 828,505 * C – Claims payment CA – Claims adjustment R – Reinsurance ceding P – Premium collection U – Underwriting 18. PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED Deferred and uncollected life insurance premiums and annuity considerations, net of reinsurance, at December 31, 2022 and 2021 were as follows: ($'s in thousands) December 31, 2022 December 31, 2021 Gross Net of Loading Gross Net of Loading Ordinary new business $ 371 $ 339 $ 413 $ 376 Ordinary renewal 31,307 32,088 25,192 26,417 Group life (44,310) (44,211) (36,804) (36,818) Total $ (12,632) $ (11,784) $ (11,199) $ (10,025) LINCOLN BENEFIT LIFE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS DECEMBER 31, 2022 58

19. FEDERAL HOME LOAN BANK AGREEMENTS Through its FHLB membership, the Company has used proceeds received from the issuance of funding agreements to improve the risk profile on its retained deferred annuities and on its universal life secondary guarantee products which are ultimately reinsured with Lancaster Re. The amount of FHLB capital stock held as of December 31, 2022 and 2021 was as follows: ($'s in thousands) December 31, 2022 December 31, 2021 Membership Stock – Class B $ 3,243 $ 493 Activity Stock 26,140 26,140 Excess Stock 6,293 9,465 Total $ 35,676 $ 36,098 None of the Company’s membership stock held as of December 31, 2022 was eligible for redemption. The Company reported aggregate funding agreements and deposit liabilities of $1,307.0 million as of December 31, 2022 and 2021, respectively. Related accrued interest expense amounted to $2.2 million and $0.8 million as of December 31, 2022 and 2021, respectively. These funding agreements are not subject to any prepayment obligations. The Company’s maximum aggregate borrowings from the FHLB at any time during the years ended December 31, 2022 and 2021 was $1,307.0 million, respectively. The Company has determined that the actual or estimated maximum borrowing capacity as of December 31, 2022 and 2021 based on FHLB of Chicago regulatory and or FHLB specific borrowing limits was $4,192.5 million and $4,186.7 million, respectively. The carrying value and fair value of collateral pledged as of December 31, 2022 and 2021 were as follows ($’s in thousands): December 31, 2022 December 31, 2021 Carrying Value $ 1,850,093 $ 1,460,158 Fair Value 1,495,701 1,506,613 The carrying value and fair value of the maximum amounts of collateral pledged during the years ended December 31, 2022 and 2021 were as follows ($’s in thousands): December 31, 2022 December 31, 2021 Carrying Value $ 1,900,065 $ 1,489,157 Fair Value 1,619,603 1,576,922 LINCOLN BENEFIT LIFE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS DECEMBER 31, 2022 59

20. COMPANY OWNED LIFE INSURANCE The Company reported $116.2 million related to Insurance Company Owned Life Insurance (ICOLI) related to certain key individuals throughout the Company. (Amounts in thousands, except percentages) Aggregate Cash Surrender Value Percentage Bonds $ 3,655 3.15 % Stocks — — % Mortgage Loans — — % Real Estate — — % Cash and Short-Term Investments 142 0.12 % Derivatives — — % Other Invested Assets 112,372 96.73 % Amount of admitted balance that could be realized from an investment vehicle $ 116,169 100.00% 21. SUBSEQUENT EVENTS Effective December 31, 2022, the Company recorded a payable to its subsidiary, Lancaster Re, for a $33.3 million capital contribution. The payable is separately disclosed in the Statement of Liabilities with settlement occurring on February 24, 2023. The Nebraska DOI granted approval on December 23, 2022. ***** LINCOLN BENEFIT LIFE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS DECEMBER 31, 2022 60